    As filed with the Securities and Exchange Commission on April 23, 2010



                                                            File Nos. 333-125757

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                     [ ]



                        Post-Effective Amendment No. 15                   [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 365                          [x]



                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                    MetLife Investors USA Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680


                                  COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on May 1, 2010 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                        METLIFE INVESTORS USA INSURANCE COMPANY



                                                                             AND



                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                              MARQUIS PORTFOLIOS




                                                                     MAY 1, 2010




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.




The annuity contract has 45 investment choices. You can put your money in any of these investment portfolios.






AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2):

     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Templeton Foreign Securities Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I):


     Legg Mason ClearBridge Variable Aggressive Growth Portfolio

     Legg Mason ClearBridge Variable Appreciation Portfolio

     Legg Mason ClearBridge Variable Large Cap Value Portfolio (formerly Legg
         Mason ClearBridge Variable Investors Portfolio)

     Legg Mason ClearBridge Variable Small Cap Growth Portfolio




LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I):

     Legg Mason Western Asset Variable Global High Yield Bond Portfolio




MET INVESTORS SERIES TRUST:

     BlackRock High Yield Portfolio (Class A)

     BlackRock Large Cap Core Portfolio (Class E)

     Clarion Global Real Estate Portfolio (Class B)

     Dreman Small Cap Value Portfolio (Class A)

     Harris Oakmark International Portfolio (Class A)


     Invesco Small Cap Growth Portfolio (Class A)

         (formerly Met/AIM Small Cap Growth Portfolio)


     Janus Forty Portfolio (Class A)

     Lazard Mid Cap Portfolio (Class B)

     Legg Mason Value Equity Portfolio (Class B)

     Lord Abbett Growth and Income Portfolio (Class B)

     Lord Abbett Mid Cap Value Portfolio (Class B)


     Met/Eaton Vance Floating Rate Portfolio (Class B)


     Met/Frankin Mutual Shares Portfolio (Class B)


     Met/Templeton Growth Portfolio (Class B)


     MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B)

     MFS (Reg. TM) Research International Portfolio (Class B)


     Morgan Stanley Mid Cap Growth Portfolio (Class B)

         (formerly Van Kampen Mid Cap Growth Portfolio )


     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class E)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Third Avenue Small Cap Value Portfolio (Class B)


     Van Kampen Comstock Portfolio (Class B)




METROPOLITAN SERIES FUND, INC.:

     BlackRock Bond Income Portfolio (Class E)

     BlackRock Legacy Large Cap Growth Portfolio

         (Class A)


     BlackRock Money Market Portfolio (Class E)


     Davis Venture Value Portfolio (Class A)

     FI Value Leaders Portfolio (Class D)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Core Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class F)

     MFS (Reg. TM) Value Portfolio (Class A)


     Neuberger Berman Mid Cap Value Portfolio (Class B)


     Western Asset Management U.S. Government Portfolio (Class A)


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.

To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 71 of this prospectus. For a free copy of the SAI, call us at (800) 842-9325, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2010

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   7
1. THE ANNUITY CONTRACT.................  15
     Market Timing......................  15
2. PURCHASE.............................  16
     Purchase Payments..................  16
     Termination for Low Account Value    16
  .
     Allocation of Purchase Payments....  16
     Free Look..........................  17
     Accumulation Units.................  17
     Account Value......................  17
     Replacement of Contracts...........  17
3. INVESTMENT OPTIONS...................  18
     Transfers..........................  21
     Automatic Rebalancing Program......  24
     Marquis Asset Allocation Program...  24
     Voting Rights......................  26
     Substitution of Investment Options   26
  .
4. EXPENSES.............................  26
     Product Charges....................  26
     Account Fee........................  27
     Guaranteed Minimum Income
       Benefit - Rider Charge...........  28
     Guaranteed Withdrawal Benefit -      28
  Rider Charge  .
     Withdrawal Charge..................  29
     Premium and Other Taxes............  29
     Transfer Fee.......................  30
     Income Taxes.......................  30
     Investment Portfolio Expenses......  30
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  30
     Annuity Date.......................  30
     Annuity Payments...................  30
     Annuity Options....................  31
6. ACCESS TO YOUR MONEY.................  33
     Systematic Withdrawal Program......  34
     Suspension of Payments or            34
  Transfers  .
7. LIVING BENEFITS......................  34
     Overview of Living Benefit Riders    34
  .
     Guaranteed Income Benefits.........  35
     Description of GMIB Plus II........  36
     Description of GMIB Plus I.........  40
     Description of GMIB II.............  41
     Guaranteed Withdrawal Benefits.....  42
     Description of the Lifetime
Withdrawal Guarantee
       II...............................  43


     Description of the Lifetime
Withdrawal Guarantee
       I................................  49
     Description of the Principal         49
  Guarantee  .
     Description of the Principal         53
  Guarantee Value  .
8. PERFORMANCE..........................  55
9. DEATH BENEFIT........................  55
     Upon Your Death....................  55
     Standard Death Benefit - Principal   56
  Protection  .
     Optional Death Benefit - Annual      56
  Step-Up  .
     Optional Death Benefit - Enhanced    56
  Death Benefit
     Optional Death Benefit -             59
  Compounded-Plus  .
     Additional Death Benefit -
Earnings Preservation
       Benefit..........................  59
     General Death Benefit Provisions...  60
     Spousal Continuation...............  61
     Death of the Annuitant.............  61
     Controlled Payout..................  61
10. FEDERAL INCOME TAX STATUS...........  61
     Taxation of Non-Qualified            62
  Contracts  .
     Taxation of Qualified Contracts....  64
     Puerto Rico Tax Considerations.....  67
     Tax Benefits Related to the Assets
of the Separate
       Account..........................  67
     Possible Tax Law Changes...........  67
11. OTHER INFORMATION...................  67
     MetLife Investors USA..............  67
     The Separate Account...............  68
     Distributor........................  68
     Selling Firms......................  69
     Requests and Elections.............  70
     Ownership..........................  70
     Legal Proceedings..................  71
     Financial Statements...............  71
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  71
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     Guaranteed Minimum Income Benefit   C-1
  Examples  .
APPENDIX D.............................. D-1
     Guaranteed Withdrawal Benefit       D-1
  Examples  .
APPENDIX E.............................. E-1
     Death Benefit Examples............. E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE

Account Value............................................................ 17
Accumulation Phase....................................................... 15
Accumulation Unit........................................................ 17
Annual Benefit Payment..................................... 44 and 50
Annuitant................................................................ 71
Annuity Date............................................................. 30
Annuity Options.......................................................... 31
Annuity Payments......................................................... 30
Annuity Units............................................................ 31
Beneficiary.............................................................. 71
Benefit Base............................................................. 49
Business Day............................................................. 16
Contract Year............................................................ 35
Death Benefit Base....................................................... 56
Good Order............................................................... 70
Guaranteed Withdrawal Amount............................................. 51
GWB Withdrawal Rate...................................................... 50
Income Base.............................................................. 36
Income Phase............................................................. 15
Investment Portfolios.................................................... 18
Joint Owners............................................................. 71
Owner.................................................................... 70
Purchase Payment......................................................... 16
Remaining Guaranteed Withdrawal Amount................................... 44
Separate Account......................................................... 68
Total Guaranteed Withdrawal Amount....................................... 43

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit
(GMIB) or a guaranteed withdrawal benefit (GWB).



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we do not assess a withdrawal charge. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.



The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your request. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (a partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 842-9325


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE        None
TRANSFER FEE (Note 1)    $25
                         $0 (First 12 per year)


--------------------------------------------------------------------------------

Note 1. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.





THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $40


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)



Mortality and Expense Charge**               1.55%
Administration Charge                        0.15%
                                             ----
Total Separate Account Annual Expenses       1.70%
Death Benefit Rider Charges (Optional)+
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest
Charges for Optional Death Benefits-         2.30%

--------------------------------------------------------------------------------

Note 1. An Account Fee of $40 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


* Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")



** We are waiving the following amounts of the Mortality and Expense Charge:
0.15% for the Western Asset Management U.S. Government Portfolio (Class A) of Metropolitan Series Fund, Inc.; and the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Money Market Portfolio (Class E) of Metropolitan Series Fund, Inc.



+ See below for an additional optional death benefit, the Enhanced Death Benefit, for which the charge is assessed on the Death Benefit Base and deducted annually from the account value.


- This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB Plus II                        Maximum charge: 1.50% of the Income Base
                                      (Note 1)
                                      Current charge: 1.15% of the Income Base
                                      (Note 1)
  GMIB Plus I                         Maximum charge: 1.50% of the Income Base
                                      (Note 1)
                                      Current charge: 0.95% of the Income Base
                                      (Note 1)
  GMIB II                             0.50% of the Income Base (Note 1)
LIFETIME WITHDRAWAL GUARANTEE II RIDER CHARGES
  Lifetime Withdrawal Guarantee II    Maximum charge: 1.60% of the Total Guaranteed
  (Single Life version)               Withdrawal Amount (Note 2)
                                      Current charge: 1.45% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)
  Lifetime Withdrawal Guarantee II    Maximum charge: 1.80% of the Total Guaranteed
  (Joint Life version)                Withdrawal Amount (Note 2)
                                      Current charge: 1.70% of the Total Guaranteed
                                      Withdrawal Amount (Note 2)


--------------------------------------------------------------------------------


* You may elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

LIFETIME WITHDRAWAL GUARANTEE I RIDER CHARGES
  Lifetime Withdrawal Guarantee I         Maximum charge: 1.10% of the Total Guaranteed
  (Single Life version)                   Withdrawal Amount (Note 2)

                                          Current charge: 0.70% of the Total Guaranteed
                                          Withdrawal Amount (Note 2)
  Lifetime Withdrawal Guarantee I         Maximum charge: 1.50% of the Total Guaranteed
  (Joint Life version)                    Withdrawal Amount (Note 2)
                                          Current charge: 0.90% of the Total Guaranteed
                                          Withdrawal Amount (Note 2)
GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  Principal Guarantee                     Maximum charge: 1.00% of the Guaranteed
                                          Withdrawal Amount (Note 3)
                                          Current charge: 0.50% of the Guaranteed Withdrawal
                                          Amount (Note 3)
  Principal Guarantee Value               0.25% of the Guaranteed Withdrawal Amount (Note
                                              3)
ENHANCED DEATH BENEFIT RIDER CHARGES
  Enhanced Death Benefit (issue age 69    Maximum charge: 1.50% of the Death Benefit Base
  or younger)                             (Note 4)
                                          Current charge: 0.95% of the Death Benefit Base
                                          (Note 4)
  Enhanced Death Benefit (issue age       Maximum charge: 1.50% of the Death Benefit Base
  70-75)                                  (Note 4)
                                          Current charge: 1.15% of the Death Benefit Base
                                          (Note 4)


--------------------------------------------------------------------------------


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")


Note 3. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount. The Principal Guarantee rider charge may increase upon an Optional Reset, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 4. The Death Benefit Base is initially set at an amount equal to your initial purchase payment. The Death Benefit Base is adjusted for subsequent purchase payments and withdrawals. See "Death Benefit - Enhanced Death Benefit" for a definition of the term Death Benefit Base. The Enhanced Death Benefit rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                          Minimum       Maximum
                                          ----          ----

Total Annual Portfolio Expenses           0.49%         1.42%
  (expenses that are deducted from

investment portfolio assets, including
management fees, 12b-1/service
fees, and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                         NET
                                                                                 ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                   FUND       ANNUAL      EXPENSE      ANNUAL
                                         MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                            FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                        ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund        0.54%        0.25%          0.03%      0.00%      0.82%       0.00%         0.82%
 American Funds Growth Fund               0.33%        0.25%          0.02%      0.00%      0.60%       0.00%         0.60%
 American Funds Growth-Income Fund        0.28%        0.25%          0.01%      0.00%      0.54%       0.00%         0.54%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign Securities Fund        0.64%        0.25%          0.15%      0.02%      1.06%       0.01%         1.05%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 Legg Mason ClearBridge Variable          0.75%        0.00%          0.06%      0.00%      0.81%       0.00%         0.81%
  Aggressive
 Growth Portfolio(1)(2)
 Legg Mason ClearBridge Variable          0.72%        0.00%          0.05%      0.00%      0.77%       0.00%         0.77%
 Appreciation Portfolio(1)
 Legg Mason ClearBridge Variable Large    0.65%        0.00%          0.06%      0.00%      0.71%       0.00%         0.71%
  Cap
 Value Portfolio
 Legg Mason ClearBridge Variable Small    0.75%        0.00%          0.17%      0.00%      0.92%       0.00%         0.92%
  Cap
 Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Legg Mason Western Asset Variable        0.80%        0.00%          0.11%      0.00%      0.91%       0.00%         0.91%
  Global
 High Yield Bond Portfolio

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio            0.60%        0.00%          0.07%      0.00%      0.67%       0.00%         0.67%
 BlackRock Large Cap Core Portfolio        0.59%        0.15%          0.06%      0.00%      0.80%       0.00%         0.80%
 Clarion Global Real Estate Portfolio      0.64%        0.25%          0.09%      0.00%      0.98%       0.00%         0.98%
 Dreman Small Cap Value Portfolio          0.79%        0.00%          0.10%      0.00%      0.89%       0.00%         0.89%
 Harris Oakmark International Portfolio    0.79%        0.00%          0.05%      0.00%      0.84%       0.00%         0.84%
 Invesco Small Cap Growth Portfolio        0.86%        0.00%          0.04%      0.00%      0.90%       0.00%         0.90%
 Janus Forty Portfolio                     0.64%        0.00%          0.04%      0.00%      0.68%       0.00%         0.68%
 Lazard Mid Cap Portfolio                  0.70%        0.25%          0.04%      0.00%      0.99%       0.00%         0.99%
 Legg Mason Value Equity Portfolio         0.64%        0.25%          0.07%      0.00%      0.96%       0.00%         0.96%
 Lord Abbett Growth and Income Portfolio   0.53%        0.25%          0.03%      0.00%      0.81%       0.00%         0.81%
 Lord Abbett Mid Cap Value Portfolio       0.68%        0.25%          0.08%      0.00%      1.01%       0.00%         1.01%
 Met/Eaton Vance Floating Rate             0.61%        0.25%          0.16%      0.00%      1.02%       0.00%         1.02%
  Portfolio(3)
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.10%      0.00%      1.15%       0.00%         1.15%
 Met/Templeton Growth Portfolio            0.69%        0.25%          0.18%      0.00%      1.12%       0.07%         1.05%
 MFS (Reg. TM) Emerging Markets Equity     0.99%        0.25%          0.18%      0.00%      1.42%       0.00%         1.42%
  Portfolio
 MFS (Reg. TM) Research International      0.71%        0.25%          0.10%      0.00%      1.06%       0.00%         1.06%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.70%        0.25%          0.20%      0.00%      1.15%       0.00%         1.15%
 PIMCO Inflation Protected Bond            0.48%        0.25%          0.05%      0.00%      0.78%       0.00%         0.78%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.04%      0.00%      0.77%       0.00%         0.77%
 Pioneer Fund Portfolio                    0.66%        0.00%          0.08%      0.00%      0.74%       0.00%         0.74%
 Pioneer Strategic Income Portfolio        0.60%        0.15%          0.06%      0.00%      0.81%       0.00%         0.81%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.04%      0.00%      1.04%       0.00%         1.04%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.04%      0.00%      1.03%       0.00%         1.03%
 Van Kampen Comstock Portfolio             0.61%        0.25%          0.03%      0.00%      0.89%       0.00%         0.89%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio           0.38%        0.15%          0.05%      0.00%      0.58%       0.03%         0.55%
 BlackRock Legacy Large Cap Growth         0.73%        0.00%          0.10%      0.00%      0.83%       0.01%         0.82%
 Portfolio
 BlackRock Money Market Portfolio(4)(5)    0.32%        0.15%          0.02%      0.00%      0.49%       0.01%         0.48%
 Davis Venture Value Portfolio             0.71%        0.00%          0.03%      0.00%      0.74%       0.05%         0.69%
 FI Value Leaders Portfolio                0.67%        0.10%          0.10%      0.00%      0.87%       0.00%         0.87%
 Jennison Growth Portfolio                 0.62%        0.25%          0.04%      0.00%      0.91%       0.04%         0.87%
 Loomis Sayles Small Cap Core Portfolio    0.90%        0.25%          0.09%      0.00%      1.24%       0.05%         1.19%
 Met/Dimensional International Small       0.81%        0.25%          0.19%      0.00%      1.25%       0.00%         1.25%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.54%        0.20%          0.06%      0.00%      0.80%       0.00%         0.80%
 MFS (Reg. TM) Value Portfolio             0.71%        0.00%          0.03%      0.00%      0.74%       0.08%         0.66%
 Neuberger Berman Mid Cap Value            0.65%        0.25%          0.07%      0.00%      0.97%       0.00%         0.97%
  Portfolio
 Western Asset Management U.S.             0.48%        0.00%          0.04%      0.00%      0.52%       0.01%         0.51%
  Government
 Portfolio

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of voluntary expense subsidy or deferral arrangements or directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2009.


(1) Other Expenses have been restated to reflect current fees.


(2) The information provided is for the fiscal year ended October 31, 2009.


(3) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2010.


(4) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.


(5) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.11% and net annual operating expenses would have been 0.44%.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED . THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit (assuming the maximum 1.50% charge applies in all contract years), the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$656      (a)$2,000      (a)$3,385      (a)$7,040
   (b)$564      (b)$1,734      (b)$2,963      (b)$6,314




CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit (GMIB) rider, or a Guaranteed Withdrawal Benefit (GWB) rider, which is the least expensive way to purchase the contract.


IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                     Time Periods
   1 year       3 years       5 years       10 years
------------   ---------   ------------   ------------
   (a)$317      (a)$967     (a)$1,640      (a)$3,429
   (b)$224      (b)$690     (b)$1,182      (b)$2,532




The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase, if you select a variable annuity payment option, also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity contract. You bear the full investment risk for all amounts in the variable annuity contract. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


If you select a fixed annuity payment option during the income phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account.


The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)



As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o  The minimum initial purchase payment we will accept is $25,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the investment portfolios you have selected. You may not choose more than 18 investment portfolios at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.



Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.



If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios, we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


Your account value will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.



EXAMPLE:

   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to your interests in the investment portfolio(s). Your interest in an investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. Any additional purchase payments contributed to the new contract will be subject to all fees and charges described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 45 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY , VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 842-9325. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)


Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.


In certain instances, our ability to remove or replace an investment portfolio may be limited by the terms of a five-year agreement between MetLife and Legg Mason relating to the use of certain investment portfolios advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an investment portfolio, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider investment portfolios advised by Legg Mason affiliates in seeking to make a substitution for an investment portfolio advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup subsequently sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to us with respect to investment portfolios advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information - Distributor.")


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following portfolio is available under the contract:


     Templeton Foreign Securities Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)


Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolios are available under the contract:


     Legg Mason ClearBridge Variable Aggressive Growth Portfolio

     Legg Mason ClearBridge Variable Appreciation Portfolio


     Legg Mason ClearBridge Variable Large Cap Value Portfolio (formerly Legg
         Mason ClearBridge Variable Investors Portfolio)

     Legg Mason ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the name of the subadviser.) The following Class I portfolio is available under the contract:


     Legg Mason Western Asset Variable Global High Yield Bond Portfolio




MET INVESTORS SERIES TRUST


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     BlackRock High Yield Portfolio (Class A)

     BlackRock Large Cap Core Portfolio (Class E)

     Clarion Global Real Estate Portfolio (Class B)

     Dreman Small Cap Value Portfolio (Class A)

     Harris Oakmark International Portfolio (Class A)


     Invesco Small Cap Growth Portfolio (Class A)

         (formerly Met/AIM Small Cap Growth Portfolio)


     Janus Forty Portfolio (Class A)

     Lazard Mid Cap Portfolio (Class B)

     Legg Mason Value Equity Portfolio (Class B)

     Lord Abbett Growth and Income Portfolio (Class B)

     Lord Abbett Mid Cap Value Portfolio (Class B)


     Met/Eaton Vance Floating Rate Portfolio (Class B)


     Met/Frankin Mutual Shares Portfolio (Class B)


     Met/Templeton Growth Portfolio (Class B)


     MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B)

     MFS (Reg. TM) Research International Portfolio (Class B)


     Morgan Stanley Mid Cap Growth Portfolio (Class B)

         (formerly Van Kampen Mid Cap Growth Portfolio )


     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pioneer Fund Portfolio (Class A)


     Pioneer Strategic Income Portfolio (Class E)



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



     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Third Avenue Small Cap Value Portfolio (Class B)


     Van Kampen Comstock Portfolio (Class B)



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class E)

     BlackRock Legacy Large Cap Growth Portfolio

         (Class A)


     BlackRock Money Market Portfolio (Class E)


     Davis Venture Value Portfolio (Class A)

     FI Value Leaders Portfolio (Class D)

     Jennison Growth Portfolio (Class B)


     Loomis Sayles Small Cap Core Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)


     MFS (Reg. TM) Total Return Portfolio (Class F)

     MFS (Reg. TM) Value Portfolio (Class A)


     Neuberger Berman Mid Cap Value Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class A)



TRANSFERS


GENERAL. You can transfer a portion of your account value among the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 investment portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios may be made by calling or writing our Annuity Service Center.


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information
- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, the Templeton Foreign Securities Fund, the Legg Mason ClearBridge Variable Small Cap Growth Portfolio, the Legg Mason Western Asset Variable Global High Yield Bond Portfolio, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the Dreman Small Cap Value Portfolio, the Harris Oakmark International Portfolio, the Invesco Small Cap Growth Portfolio, the Met/Eaton Vance Floating Rate Portfolio, the Met/Templeton Growth Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, the Third Avenue Small Cap Value Portfolio, the Loomis Sayles Small Cap Core Portfolio, and the Met/Dimensional International Small Company Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. We will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.



EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the PIMCO Inflation Protected Bond Portfolio and 60% to be in the Legg Mason Value Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO Inflation Protected Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the PIMCO Inflation Protected Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason Value Equity Portfolio to increase those holdings to 60%.


MARQUIS ASSET ALLOCATION PROGRAM



The Marquis Asset Allocation Program is not offered by this prospectus and is not a part of your contract. The Marquis Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select investment options. You should be aware that certain aspects of the administrative system supporting this Program may may be provided by your selling firm, and we cannot guarantee the continued provision of these services. WHEN YOU PURCHASE THE CONTRACT, YOU ARE REQUIRED TO ENROLL IN THE ASSET ALLOCATION PROGRAM. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).



While you participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC (MetLife Advisers), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain investment portfolios available under the contract and receives compensation for those services. (See "Investment Options-Certain Payments We Receive with Regard to the Investment Portfolios," "Investment Options-Met Investors Series Trust," and "Investment Options-Metropolitan Series Fund, Inc.") However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.


It is your responsibility to select or change your model and your investment portfolios. Your registered representative can provide you with information that may assist you in selecting a model and your investment portfolios. Once you select a model and the investment portfolio allocations, these selections will remain unchanged until you elect to revise the investment portfolio allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options. In addition, the model is subject to all of the risks associated with its underlying investment portfolios. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of underlying investment portfolios may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an investment portfolio's management strategy.


In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of investment portfolios you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available investment portfolios. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from investment portfolios that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to investment portfolios that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.


A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the investment portfolio allocations.


MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an investment portfolio may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the investment portfolios available under the contract. (See "Investment Options.") As a result of the periodic review and/or any changes in available investment portfolios, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your investment allocations based on these model and investment portfolio changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.


If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. (See "Investment Options-Automatic Rebalancing Program.") Transfers among investment portfolios due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee.



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


We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain investment portfolios than we receive from other portfolios. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable portfolios. Also, MetLife Advisers, in its capacity as investment adviser to certain of the investment portfolios, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.


For more information about MetLife Advisers and its role as investment adviser for the Marquis Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.


VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.55% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:



      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%
      Additional Death Benefit -
      Earnings Preservation Benefit        0.25%

Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 1.15% of the death benefit base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit" for a discussion of how the death benefit base is determined).


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.85% of the death benefit base if you are age 69 or younger at issue and 1.10% of the death benefit base if you are age 70-75 at issue.


For contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.85% of the death benefit base if you are age 69 or younger at issue and 1.05% of the death benefit base if you are age 70-75 at issue.


If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The charge is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


For contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $40 from your contract as an account fee for the prior contract year if the account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.



A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are three different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, and GMIB II. Please check with your registered representative regarding whether GMIB Plus II or GMIB Plus I is available in your state. GMIB II is not available for sale.



If you select the GMIB Plus II rider, we will assess a charge during the accumulation phase equal to 1.15% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the GMIB Plus II rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. If you select the GMIB Plus I rider, we will assess a charge during the accumulation phase equal to 0.95% of the income base at the time the rider charge is assessed. If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%. For contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.95% of the income base.


If you selected the GMIB II rider, the charge is 0.50% of the income base at the time the charge is assessed.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two additional optional Guaranteed Withdrawal Benefit (GWB) riders under this contract: the Principal Guarantee and the Principal Guarantee Value. Please check with your registered representative regarding which versions are available in your state.



If you elect one of the Lifetime Withdrawal Guarantee riders, the Principal Guarantee, or the Principal Guarantee Value, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.45% (Single Life version) or 1.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued on or after February 24, 2009 and prior to July 13, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.45% (Single Life version) or 1.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.85% (Single Life version) or 1.05% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.



The charge for the Principal Guarantee rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Principal Guarantee") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The charge for the Principal Guarantee Value rider is equal to 0.25% of the Guaranteed Withdrawal Amount. There is no Optional Reset available under the Principal Guarantee Value rider.


The rider charge for the Lifetime Withdrawal Guarantee riders, the Principal Guarantee, and the Principal Guarantee Value is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of such change. If a Lifetime Withdrawal Guarantee rider or the Principal Guarantee is cancelled pursuant to the cancellation provisions of the rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the step-up. For contracts issued prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% (Single Life version) or 1.50% (Joint Life version).


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If you elect an Optional Reset of the Principal Guarantee on the 3rd contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Principal Guarantee or Principal Guarantee Value rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Principal Guarantee") equals zero.


WITHDRAWAL CHARGE


During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We may make a deduction from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with

30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.


Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments. (You cannot, however, make transfers from a fixed annuity payment option to the investment portfolios.)


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. For more information, please refer to the "Annuity Provisions" section of the Statement of Additional Information.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than 10 years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than 10 years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.

We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


In addition to the annuity options described above, we offer an additional payment option that allows your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") This payment option is available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.



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


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


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o  You must submit a request to our Annuity Service Center. (See "Other
     Information - Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Principal Guarantee


o  Principal Guarantee Value


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



The Principal Guarantee and Principal Guarantee Value riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider. A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.



With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are three different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, and GMIB II. Please check with your registered representative regarding whether GMIB Plus II or GMIB Plus I is available in your state. GMIB II is not available for sale.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued before February 24, 2009, and for GMIB Plus I and GMIB II, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE , SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE

GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.


OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/

Optional Reset), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.


(See Appendix C for examples of the GMIB.)



DESCRIPTION OF GMIB PLUS II



In states where approved, the GMIB Plus II rider is available only for owners up through age 75, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal . On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal .


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal ; or


         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


(See section (1) of Appendix C for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the income base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.

The Optional Step-Up:


(1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:


(1)    Life annuity with 5 years of annuity payments guaranteed.


(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE , SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


The GMIB payout rates are enhanced under the following circumstances. If:


o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).


Alternatively, if:


o  you begin withdrawals on or after your 60th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).


If you choose not to receive annuity payments as guaranteed under the GMIB Plus II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;


    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;


    f)    The effective date of the Guaranteed Principal Option; or



    g)    The date you assign your contract.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the

Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates .


For contracts issued from February 24, 2009 through May 1, 2009, the following
---------------------------------------------------------------
differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.


(3) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(4) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(5) The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued before February 24, 2009, differences (1) through (3)
---------------------------------------------
above apply, and the following replaces differences (4) and (5):


(4) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(5) The GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(See Appendix C for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where the GMIB Plus I has been approved and the GMIB Plus II has not been approved, the GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the account value exceeds the Annual Increase Amount immediately before the reset; and (b) the owner (or



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


     oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and
     (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


DESCRIPTION OF GMIB II



The GMIB II rider is no longer available for sale.



In states where approved, GMIB II was available only for owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.


(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(9)    The following replaces termination provision e), above:


    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.


(10)    Termination provisions f) and g), above, do not apply.


(See Appendix C for examples illustrating the operation of GMIB II.)


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders available under this contract:


o  Lifetime Withdrawal Guarantee II (LWG II)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Principal Guarantee


o  Principal Guarantee Value


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)



A maximum of three guaranteed withdrawal benefit riders are offered in any particular state. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81 (for the Principal Guarantee and the Principal Guarantee Value) or age 86 (for the Lifetime Withdrawal Guarantee riders). You may not have this benefit and a GMIB rider or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.



FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE PRINCIPAL GUARANTEE AND PRINCIPAL GUARANTEE VALUE RIDERS, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Principal Guarantee or Principal Guarantee Value rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the Principal Guarantee and Principal Guarantee Value riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.


(See Appendix C for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME



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


PROPORTION THAT THE ENTIRE WITHDRAWAL REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal . IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE.



ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older).



IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.



o If you take your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).



IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.



AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older); and



o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued before February 24, 2009, the maximum charge upon an
---------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).



In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.



For contracts issued prior to February 24, 2009, the current charge for the
-----------------------------------------------
Joint Life version is 1.05% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%).


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate and we will no longer deduct the LWG II rider charge. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or



(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



Once the rider is terminated, the LWG II rider charge will no longer be deducted .


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.



7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
                                 -------------------------------------------
on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining

Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.



COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.



ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


DESCRIPTION OF THE PRINCIPAL GUARANTEE


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Principal Guarantee rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Principal Guarantee rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made on or before the 2nd contract anniversary, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:

o  Your initial purchase payment;


o Increased by each subsequent purchase payment made on or before the 2nd contract anniversary;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.



(See section E of Appendix D for examples of how withdrawals affect the Benefit Base.)



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is 10% if you make your first withdrawal on or after your 3rd contract anniversary and 5% if you make your first withdrawal before your 3rd contract anniversary. The Annual Benefit Payment is reset after each subsequent purchase payment made on or before the 2nd contract anniversary to the greater of (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. IF A WITHDRAWAL FROM YOUR CONTRACT DOES RESULT IN ANNUAL WITHDRAWALS DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT OR IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Furthermore, because the Principal Guarantee rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 10% of your Benefit Base and you withdraw 8% one year, you cannot then withdraw 12% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED

REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the Principal Guarantee rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments made on or before the 2nd rider anniversary. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section G of Appendix D.) The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Principal Guarantee rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. However, we will only permit an Optional Reset if your account value is higher than the Benefit Base immediately before the reset. The reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate; and


o Reset the Principal Guarantee rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the Principal Guarantee rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current Principal Guarantee rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the Principal Guarantee rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of your request. Otherwise, the rider may not be canceled. If canceled, the Principal Guarantee rider will terminate and we will no longer deduct the Principal Guarantee rider charge. The variable annuity contract, however, will continue. If you cancel the Principal Guarantee rider, you may not re-elect it.


TERMINATION. The Principal Guarantee rider will terminate upon the earliest of:



(1) the date you make a full withdrawal of your account value;

(2) the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the charge for the Principal Guarantee rider charge from your account value (whatever account value is available will be applied to pay the annual Principal Guarantee rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Principal Guarantee rider is in effect at the time of continuation), all terms and conditions of the Principal Guarantee rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Principal Guarantee rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the Principal Guarantee rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Principal Guarantee rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the Principal Guarantee rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Principal Guarantee rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of death benefit and no benefit will be payable under the Principal Guarantee rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Principal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Principal Guarantee rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE PRINCIPAL GUARANTEE VALUE


The Principal Guarantee Value rider is identical to the Principal Guarantee rider, described above, with the following differences: (1) The entire amount of purchase payments you make until termination of the Principal Guarantee Value rider is guaranteed to be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed; (2) The GWB Withdrawal Rate is 5% for all contract years; (3) There is no Optional Reset feature; and (4) The Principal Guarantee Value rider charge is 0.25% of the Guaranteed Withdrawal Amount.


PURCHASE PAYMENTS. Since the Principal Guarantee Value rider guarantee applies to all purchase payments made until termination of the rider, the Benefit Base will change with each purchase payment made, in the same manner as described above, until termination of the rider. Likewise, the Annual Benefit Payment and Guaranteed Withdrawal Amount is reset after each purchase payment made until termination of the rider.


(See Appendix D for examples of the GWB.)

SUMMARY OF LIVING BENEFIT RIDERS

The chart below summarizes certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*



                                         INCOME                                           WITHDRAWAL
                                       GUARANTEES                                         GUARANTEES
                                                                     LIFETIME WITHDRAWAL             PRINCIPAL GUARANTEE &
                                        GMIB PLUS                         GUARANTEE                   PRINCIPAL GUARANTEE
                                         I & II                            I & II                            VALUE
 LIFETIME INCOME              Yes (after waiting period)      Yes (if first withdrawal on or                  No
                                                                     after age 59 1/2)
 BENEFIT RIDER INVOLVES                   Yes                               No                                No
 ANNUITIZATION
 WITHDRAWALS PERMITTED/1/         Prior to Annuitization                      Yes                               Yes
 WAITING PERIOD                  Must wait 10 years to         None (age 59 1/2 for lifetime                 None
                            annuitize under rider; Optional            withdrawals)
                               Step-Up/2/ restarts waiting
                             period; withdrawals available
                                      immediately
 RESET/STEP-UP                            Yes                               Yes                 Yes (Principal Guaranteee only)
 MAY INVEST IN VARIABLE         Prior to annuitization                      Yes                               Yes
 INVESTMENT OPTIONS
 ABILITY TO CANCEL RIDER     Yes, after 10 years, can take       Yes, at 5th, 10th & 15th        Yes, within 90 days after 5th
                               lump-sum option under the      contract anniversary, annually         contract anniversary
                                    GPO provisions              thereafter; lump-sum option
                                                              under the GPA provisions after
                                                                         15 years
 DEATH BENEFIT             Prior to annuitization, contract      Contract death benefit or      Ability to receive Benefit Base
                               death benefit available/3/       alternate rider death benefit;   in series of payments instead of
                                                               ability to receive Remaining         contract death benefit
                                                                   Guaranteed Withdrawal
                                                               Amount in series of payments
                                                                 instead of contract death
                                                                          benefit
 CURRENT RIDER CHARGES/4/          1.15% (GMIB Plus II);           1.45% (LWG II Single Life       0.50% (Principal Guarantee);
                           0.95% (GMIB Plus I)                   version) or 1.70% (LWG II        0.25% (Principal Guarantee
                                                                   Joint Life version);                     Value)
                                                                 0.70% (LWG I Single Life
                                                                 version) or 0.90% (LWG I
                                                                    Joint Life version)

--------


* For a description of the GMIB II rider, which is no longer available for sale, please see "Living Benefits" above.



(1) Withdrawals will reduce the living and death benefits and account value.


(2) For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."


(3) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments" and the rider descriptions for more information.


(4) Certain rider charges may increase upon an Optional Step-Up or Optional Reset. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than the account value. For example, the charge for GMIB Plus II is 1.15% of the income base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE


We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, applicable optional rider charges, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Enhanced Death Benefit rider or the Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Compounded-Plus Death Benefit rider.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the account value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the account value, in accordance with the current allocation of the account value. This death benefit amount remains in the investment portfolios until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the investment portfolios on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix E for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT



In states where approved, you may select the Enhanced Death Benefit rider if you are age 75 or younger at the effective date of your contract and you either
(a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider.



If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:


(1)    the account value; or


(2)    the death benefit base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The death benefit base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a contract year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal . However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal . The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in good order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that:
(1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above; and (2) different rider charges apply (see "Expenses - Death Benefit Rider Charges").


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


    (a) Reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:


a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your account value;


c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);


d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;



e)    The date you assign your contract;



f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.



Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



(See Appendix E for examples of the Enhanced Death Benefit.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix E for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 75 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to



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


the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age                Percentage
----------------------     ------------
   Ages 69 or younger              40%
   Ages 70-75                      25%
   Ages 76 and above                0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death.



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


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio in the ratio that the account value in the investment portfolio bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


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o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract,



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such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2010, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any



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individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution



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


year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment



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


payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS USA


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. Our name was changed to Security First Life Insurance Company on September 27, 1979. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. MetLife,



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Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



Marquis and Marquis Portfolios are service marks of Citigroup Inc. or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments currently range up to 0.25% of Separate Account assets invested in the particular investment portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund, for



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the services it provides in marketing the Funds' shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 1.70% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.55% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2009, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 842-9325, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 273-4980

     or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       20.098466         21.246257            1,876.8697
  01/01/2006    to  12/31/2006       21.246257         25.156295          168,856.5981
  01/01/2007    to  12/31/2007       25.156295         28.402210          612,878.4957
  01/01/2008    to  12/31/2008       28.402210         17.202578          959,792.5905
  01/01/2009    to  12/31/2009       17.202578         24.067439          990,902.6400
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      131.241083        137.355630              985.5996
  01/01/2006    to  12/31/2006      137.355630        148.844997           54,132.3025
  01/01/2007    to  12/31/2007      148.844997        164.391188          134,796.4326
  01/01/2008    to  12/31/2008      164.391188         90.546926          320,970.1851
  01/01/2009    to  12/31/2009       90.546926        124.105553          428,403.4400
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       92.683657         95.526442              479.0883
  01/01/2006    to  12/31/2006       95.526442        108.199501           56,312.9329
  01/01/2007    to  12/31/2007      108.199501        111.729753          127,350.3456
  01/01/2008    to  12/31/2008      111.729753         68.266004          243,114.9065
  01/01/2009    to  12/31/2009       68.266004         88.082891          330,366.0300
============   ==== ==========      ==========        ==========        ==============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       25.946433         27.133237           14,497.9693
  01/01/2006    to  12/31/2006       27.133237         32.398206          222,039.5605
  01/01/2007    to  12/31/2007       32.398206         36.772245          460,974.0548
  01/01/2008    to  12/31/2008       36.772245         21.553103          895,140.5529
  01/01/2009    to  12/31/2009       21.553103         29.039060        1,010,822.7800
============   ==== ==========      ==========        ==========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       12.288689         12.615024         2,243.1353
   01/01/2006                             to  12/31/2006       12.615024         13.493251       173,666.9625
   01/01/2007                             to  12/31/2007       13.493251         13.464207       281,444.8814
   01/01/2008                             to  12/31/2008       13.464207          7.888003       406,777.6915
   01/01/2009                             to  12/31/2009        7.888003         10.435774       437,768.8000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       26.890893         27.126845         1,208.2217
   01/01/2006                             to  12/31/2006       27.126845         30.617337        46,032.2972
   01/01/2007                             to  12/31/2007       30.617337         32.634345        49,990.4014
   01/01/2008                             to  12/31/2008       32.634345         22.678036        62,959.7286
   01/01/2009                             to  12/31/2009       22.678036         27.226651       115,903.0800
=============                            ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/13/2007                             to  12/31/2007       16.500741         16.465544        34,684.7380
   01/01/2008                             to  12/31/2008       16.465544         11.421722        32,783.2155
   01/01/2009                             to  05/01/2009       11.421722         11.177371             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
  MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.278891         14.477904             0.0000
   01/01/2006                             to  12/31/2006       14.477904         15.981557        13,548.7945
   01/01/2007                             to  11/12/2007       15.981557         16.267416             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE CAPITAL SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.620237         14.868470           833.4934
   01/01/2006                             to  12/31/2006       14.868470         16.609522        69,350.1006
   01/01/2007                             to  12/31/2007       16.609522         16.629420       122,970.1399
   01/01/2008                             to  12/31/2008       16.629420          9.459891       100,859.4922
   01/01/2009                             to  12/31/2009        9.459891         13.043583        95,959.8000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        8.083376          8.148817         1,734.7623
   01/01/2006                             to  12/31/2006        8.148817          9.448525        61,169.4824
   01/01/2007                             to  12/31/2007        9.448525          9.887839       180,249.1825
   01/01/2008                             to  12/31/2008        9.887839          6.942123       164,153.7357
   01/01/2009                             to  12/31/2009        6.942123          8.332022       160,013.7500
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       29.246634         29.815513             0.0000
   01/01/2006                             to  12/31/2006       29.815513         34.239311        20,481.4835
   01/01/2007                             to  12/31/2007       34.239311         34.085904        30,814.9984
   01/01/2008                             to  12/31/2008       34.085904         21.252323        20,547.9518
   01/01/2009                             to  12/31/2009       21.252323         27.028216        15,974.3500
=============                            ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.905097         14.279820         3,177.8950
   01/01/2006                             to  12/31/2006       14.279820         16.603363        20,034.8360
   01/01/2007                             to  12/31/2007       16.603363         16.958706        14,077.9676
   01/01/2008                             to  12/31/2008       16.958706         10.732696        23,080.0798
   01/01/2009                             to  12/31/2009       10.732696         13.137034        27,299.6900
=============                            ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.268927         13.431283         9,765.7609
   01/01/2006                             to  12/31/2006       13.431283         13.812394        89,059.9153
   01/01/2007                             to  12/31/2007       13.812394         14.298953        94,414.9056
   01/01/2008                             to  12/31/2008       14.298953          8.814886        93,525.3442
   01/01/2009                             to  12/31/2009        8.814886         12.339170        78,783.1500
=============                            ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.513168         11.882493         8,302.4223
   01/01/2006                             to  12/31/2006       11.882493         13.174301        53,653.0924
   01/01/2007                             to  12/31/2007       13.174301         14.247527       154,455.0273
   01/01/2008                             to  12/31/2008       14.247527          8.304382       261,869.8368
   01/01/2009                             to  12/31/2009        8.304382         11.656659       336,391.5500
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.807029         14.984953         1,418.0072
   01/01/2006                             to  12/31/2006       14.984953         16.301046        53,520.5256
   01/01/2007                             to  12/31/2007       16.301046         16.014191       115,237.6995
   01/01/2008                             to  12/31/2008       16.014191         10.890656       120,987.8053
   01/01/2009                             to  12/31/2009       10.890656         16.655725       155,066.2100
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.459409         12.499043           12,941.4514
   01/01/2006                             to  12/31/2006       12.499043         12.858472          170,548.1893
   01/01/2007                             to  12/31/2007       12.858472         13.261334          397,913.9169
   01/01/2008                             to  12/31/2008       13.261334         13.376708        1,698,927.0095
   01/01/2009                             to  12/31/2009       13.376708         13.180631        1,392,381.2100
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.172039         15.395890            3,749.2832
   01/01/2006                             to  12/31/2006       15.395890         16.622604           77,934.2574
   01/01/2007                             to  12/31/2007       16.622604         16.781744          218,311.1972
   01/01/2008                             to  12/31/2008       16.781744         12.505070          323,934.6582
   01/01/2009                             to  12/31/2009       12.505070         18.097020          519,489.5700
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       11.538507         11.617473          134,863.3791
   01/01/2008                             to  12/31/2008       11.617473          7.160732          217,291.6318
   01/01/2009                             to  12/31/2009        7.160732          8.391607          273,564.3600
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.652618          9.882193            1,556.1370
   01/01/2006                             to  12/31/2006        9.882193         11.100326           86,585.7129
   01/01/2007                             to  04/27/2007       11.100326         11.635682                0.0000
=============                            ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.342525         14.265628           77,242.9227
   01/01/2006                             to  12/31/2006       14.265628         19.296995          198,483.4141
   01/01/2007                             to  12/31/2007       19.296995         16.123181          358,293.5379
   01/01/2008                             to  12/31/2008       16.123181          9.244955          799,582.5060
   01/01/2009                             to  12/31/2009        9.244955         12.246189        1,255,240.5900
=============                            ==== ==========       =========         =========        ==============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       10.965995         11.222391            4,583.1535
   01/01/2006                             to  12/31/2006       11.222391         13.707490          111,279.5533
   01/01/2007                             to  12/31/2007       13.707490         13.344255          289,656.6597
   01/01/2008                             to  12/31/2008       13.344255          9.809821          568,805.2970
   01/01/2009                             to  12/31/2009        9.809821         12.450195          787,436.1800
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       11.524512         15.857236         237,464.2000
=============                            ==== ==========      ==========        ==========       ==============
 JANUS FORTY SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005      107.089801        111.200991             100.1609
   01/01/2006                             to  12/31/2006      111.200991        112.694173           3,325.7057
   01/01/2007                             to  12/31/2007      112.694173        144.534782          25,437.3134
   01/01/2008                             to  12/31/2008      144.534782         82.617434          65,291.7180
   01/01/2009                             to  12/31/2009       82.617434        116.323648         105,554.4100
=============                            ==== ==========      ==========        ==========       ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.383853         15.392789         374,767.7420
   01/01/2008                             to  12/31/2008       15.392789          9.336585         769,758.8095
   01/01/2009                             to  12/31/2009        9.336585         12.553632       1,002,401.4100
=============                            ==== ==========      ==========        ==========       ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   11/07/2005                             to  12/31/2005       10.391377         10.854367           8,807.0475
   01/01/2006                             to  12/31/2006       10.854367         12.012083         104,569.8671
   01/01/2007                             to  04/27/2007       12.012083         13.255725               0.0000
=============                            ==== ==========      ==========        ==========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.246673         10.620284          17,989.9120
   01/01/2006                             to  12/31/2006       10.620284         11.129074         470,424.0037
   01/01/2007                             to  12/31/2007       11.129074         10.294222         457,518.5612
   01/01/2008                             to  12/31/2008       10.294222          4.592839         537,216.0165
   01/01/2009                             to  12/31/2009        4.592839          6.229921         892,532.8900
=============                            ==== ==========      ==========        ==========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       46.890017         48.113781         192,944.1658
   01/01/2006                             to  12/31/2006       48.113781         55.718116         216,293.5951
   01/01/2007                             to  12/31/2007       55.718116         56.812310         211,537.1473
   01/01/2008                             to  12/31/2008       56.812310         35.559995         231,142.7238
   01/01/2009                             to  12/31/2009       35.559995         41.390847         315,017.9700
=============                            ==== ==========      ==========        ==========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES
  SUB-ACCOUNT (CLASS 2))
   11/07/2005                             to  12/31/2005       19.094316         19.776501             680.2903
   01/01/2006                             to  04/30/2006       19.776501         21.140362          31,260.6615
=============                            ==== ==========      ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       23.646398         24.428438            1,946.5467
  01/01/2006    to  12/31/2006       24.428438         26.942083           55,346.8166
  01/01/2007    to  12/31/2007       26.942083         26.644307          104,850.4524
  01/01/2008    to  12/31/2008       26.644307         16.036905          300,146.4546
  01/01/2009    to  12/31/2009       16.036905         19.950142          613,644.5800
============   ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.628494         14.532799           52,835.8142
  01/01/2007    to  12/31/2007       14.532799         15.915606          118,719.5485
  01/01/2008    to  12/31/2008       15.915606          9.606300          314,635.8514
  01/01/2009    to  12/31/2009        9.606300         12.675348          436,642.6200
============   ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.154224         11.402784            1,424.1811
  01/01/2006    to  04/30/2006       11.402784         13.031855           18,517.3049
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998137          6.586494          111,623.3220
  01/01/2009    to  12/31/2009        6.586494          8.086847          690,214.1300
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.229963          6.139902        1,430,611.4126
  01/01/2009    to  12/31/2009        6.139902         10.198371        2,748,717.0400
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.470656         10.349381           10,047.6104
  01/01/2006    to  12/31/2006       10.349381         13.033639          222,335.9164
  01/01/2007    to  12/31/2007       13.033639         16.501044          522,755.3791
  01/01/2008    to  11/07/2008       16.501044          8.022253                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.934827         12.667474          260,802.9765
  01/01/2006    to  12/31/2006       12.667474         15.762922          393,752.6493
  01/01/2007    to  12/31/2007       15.762922         17.555375          621,736.5532
  01/01/2008    to  12/31/2008       17.555375          9.946841        1,451,622.7956
  01/01/2009    to  12/31/2009        9.946841         12.866064        2,172,404.5700
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.104596         11.126223         323,809.0569
  01/01/2006    to  12/31/2006       11.126223         10.981499         438,514.3810
  01/01/2007    to  12/31/2007       10.981499         11.961109         856,600.5729
  01/01/2008    to  12/31/2008       11.961109         10.948830       1,639,968.6221
  01/01/2009    to  12/31/2009       10.948830         12.707137       4,008,192.9100
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.837745         12.020887         635,327.4154
  01/01/2006    to  12/31/2006       12.020887         12.352749       1,124,672.3782
  01/01/2007    to  12/31/2007       12.352749         13.062031       1,825,910.8885
  01/01/2008    to  12/31/2008       13.062031         12.893905       3,358,367.6986
  01/01/2009    to  12/31/2009       12.893905         14.962046       8,022,232.0100
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.258202         16.622244           1,220.2572
  01/01/2006    to  12/31/2006       16.622244         18.945228          29,641.5278
  01/01/2007    to  12/31/2007       18.945228         19.556304          33,249.0207
  01/01/2008    to  12/31/2008       19.556304         12.912499          50,680.5586
  01/01/2009    to  12/31/2009       12.912499         15.727008          68,403.0300
============   ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009       17.665144         21.586895          98,398.3800
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.495746          8.109800       1,470,371.8100
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.557068         17.941772         156,903.3551
  01/01/2007    to  12/31/2007       17.941772         17.104820         152,029.8752
  01/01/2008    to  12/31/2008       17.104820         11.800706         196,746.5727
  01/01/2009    to  12/31/2009       11.800706         14.670540         443,841.5300
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.689936         16.918421           1,373.1683
  01/01/2006    to  11/12/2006       16.918421         18.815186          19,868.2100
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.129061         10.454832           5,291.0105
  01/01/2006    to  12/31/2006       10.454832         11.929173         135,154.2550
  01/01/2007    to  12/31/2007       11.929173         11.434750         311,908.3976
  01/01/2008    to  12/31/2008       11.434750          7.204322         517,113.2820
  01/01/2009    to  12/31/2009        7.204322          8.964934         925,768.9500
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005        9.632175          9.913810           18,409.2183
   01/01/2006                             to  12/31/2006        9.913810         10.563020          292,211.3245
   01/01/2007                             to  12/31/2007       10.563020         12.822327          511,046.0740
   01/01/2008                             to  12/31/2008       12.822327          6.712054        1,168,395.5614
   01/01/2009                             to  12/31/2009        6.712054         10.378282        1,110,933.5900
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       42.567897         44.256774           64,912.4346
   01/01/2007                             to  12/31/2007       44.256774         46.172666          230,117.2082
   01/01/2008                             to  12/31/2008       46.172666         43.772243          291,410.3299
   01/01/2009                             to  12/31/2009       43.772243         47.035628          424,072.7900
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.096132         15.237255            7,162.7484
   01/01/2006                             to  04/30/2006       15.237255         15.063922           46,740.6858
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       10.213590         12.854337          109,219.5300
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.994863         16.477821            6,104.0469
   01/01/2006                             to  12/31/2006       16.477821         17.195659           52,040.6118
   01/01/2007                             to  12/31/2007       17.195659         17.570751           78,088.2572
   01/01/2008                             to  12/31/2008       17.570751          9.531884          113,768.1395
   01/01/2009                             to  05/01/2009        9.531884          9.943183                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST
  - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.290511         13.589774                0.0000
   01/01/2006                             to  12/31/2006       13.589774         14.280943           10,846.6764
   01/01/2007                             to  12/31/2007       14.280943         15.712352           10,569.3405
   01/01/2008                             to  12/31/2008       15.712352          8.859768           11,270.2803
   01/01/2009                             to  05/01/2009        8.859768          8.417992                0.0000
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/28/2008                             to  12/31/2008       37.090812         22.881136          233,748.3162
   01/01/2009                             to  12/31/2009       22.881136         29.691087          407,591.1900
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       20.538666         21.098810           30,450.4365
   01/01/2007                             to  12/31/2007       21.098810         21.589345           60,304.7462
   01/01/2008                             to  12/31/2008       21.589345         12.945127           82,907.4082
   01/01/2009                             to  12/31/2009       12.945127         15.490644           90,084.6200
=============                            ==== ==========       =========         =========        ==============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.131635         19.594244            2,499.3463
   01/01/2006                             to  04/30/2006       19.594244         20.527964           18,817.4384
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       12.072256          7.990082          292,256.0005
   01/01/2009                             to  12/31/2009        7.990082         10.963262          831,254.3000
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.648419          4.763708                0.0000
   01/01/2006                             to  12/31/2006        4.763708          4.806551           28,954.3044
   01/01/2007                             to  12/31/2007        4.806551          5.511531           54,894.4226
   01/01/2008                             to  04/25/2008        5.511531          5.254055                0.0000
=============                            ==== ==========       =========         =========        ==============
 LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       22.100194         27.179728           41,825.3200
=============                            ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       10.696757         14.214541          227,063.8400
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       40.089763         42.982421           14,062.9850
   01/01/2007                             to  12/31/2007       42.982421         44.018588           42,352.7842
   01/01/2008                             to  12/31/2008       44.018588         33.619593           52,824.2790
   01/01/2009                             to  12/31/2009       33.619593         39.120980          107,701.6700
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       23.423769         23.763993              146.5235
   01/01/2006                             to  04/30/2006       23.763993         24.469359            8,498.5302
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.046611         13.241303            1,100.3751
   01/01/2006                             to  12/31/2006       13.241303         15.795801           73,177.7445
   01/01/2007                             to  12/31/2007       15.795801         16.714248          306,901.3947
   01/01/2008                             to  12/31/2008       16.714248         11.086725          593,641.6225
   01/01/2009                             to  12/31/2009       11.086725         13.169142        1,061,523.6500
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       14.677194          9.639530         170,859.8525
   01/01/2009                             to  12/31/2009        9.639530         13.138503         251,676.3600
=============                            ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       15.453672         16.050403         179,183.4243
   01/01/2007                             to  12/31/2007       16.050403         16.465483         329,661.9866
   01/01/2008                             to  12/31/2008       16.465483         16.128934         455,922.9989
   01/01/2009                             to  12/31/2009       16.128934         16.544054         463,632.1800
=============                            ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       20.122972         20.680265             167.1526
   01/01/2006                             to  04/30/2006       20.680265         19.906969           4,540.0111
=============                            ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       15.077559         15.266382           1,528.6863
   01/01/2006                             to  04/30/2006       15.266382         15.094454               0.0000
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.095806         20.168780           358.9652
  01/01/2006    to  12/31/2006       20.168780         23.738130        10,462.8219
  01/01/2007    to  12/31/2007       23.738130         26.639915        25,548.3668
  01/01/2008    to  12/31/2008       26.639915         16.038194        27,039.4342
  01/01/2009    to  12/31/2009       16.038194         22.304212        29,561.5600
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      115.178144        120.439360           337.6156
  01/01/2006    to  12/31/2006      120.439360        129.735129         2,821.6436
  01/01/2007    to  12/31/2007      129.735129        142.423529         4,638.5493
  01/01/2008    to  12/31/2008      142.423529         77.975090         5,881.4343
  01/01/2009    to  12/31/2009       77.975090        106.235067         8,642.8400
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       81.341594         83.763483             0.0000
  01/01/2006    to  12/31/2006       83.763483         94.310184         2,888.0970
  01/01/2007    to  12/31/2007       94.310184         96.801504         3,807.2591
  01/01/2008    to  12/31/2008       96.801504         58.789238         4,908.3233
  01/01/2009    to  12/31/2009       58.789238         75.401373         4,959.2300
============   ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       23.923901         24.996430             0.0000
  01/01/2006    to  12/31/2006       24.996430         29.668782         7,380.3338
  01/01/2007    to  12/31/2007       29.668782         33.471843        19,530.6763
  01/01/2008    to  12/31/2008       33.471843         19.500704        26,293.7616
  01/01/2009    to  12/31/2009       19.500704         26.116662        24,114.6500
============   ==== ==========      ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       12.033033         12.341811             0.0000
  01/01/2006    to  12/31/2006       12.341811         13.122253        16,554.3080
  01/01/2007    to  12/31/2007       13.122253         13.015232        28,566.1802
  01/01/2008    to  12/31/2008       13.015232          7.579091        32,914.3930
  01/01/2009    to  12/31/2009        7.579091          9.967093        34,573.0600
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       24.716240         24.911379             0.0000
   01/01/2006                             to  12/31/2006       24.911379         27.949120             0.0000
   01/01/2007                             to  12/31/2007       27.949120         29.611205         1,903.2677
   01/01/2008                             to  12/31/2008       29.611205         20.453519         2,371.3200
   01/01/2009                             to  12/31/2009       20.453519         24.409052         1,556.7900
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/13/2007                             to  12/31/2007       16.001697         15.954952           491.5314
   01/01/2008                             to  12/31/2008       15.954952         11.001007           408.3486
   01/01/2009                             to  05/01/2009       11.001007         10.744165             0.0000
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
  MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.015567         14.198526             0.0000
   01/01/2006                             to  12/31/2006       14.198526         15.579675             0.0000
   01/01/2007                             to  11/12/2007       15.579675         15.776467             0.0000
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE CAPITAL SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.350611         14.581548             0.0000
   01/01/2006                             to  12/31/2006       14.581548         16.191846         3,685.1581
   01/01/2007                             to  12/31/2007       16.191846         16.113729         4,948.1144
   01/01/2008                             to  12/31/2008       16.113729          9.111350         4,368.9024
   01/01/2009                             to  12/31/2009        9.111350         12.487852         4,252.2200
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.790263          7.846489             0.0000
   01/01/2006                             to  12/31/2006        7.846489          9.043723         7,924.3078
   01/01/2007                             to  12/31/2007        9.043723          9.407301        11,979.4487
   01/01/2008                             to  12/31/2008        9.407301          6.565046        10,672.1794
   01/01/2009                             to  12/31/2009        6.565046          7.832319        10,619.9300
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       27.226786         27.732192             0.0000
   01/01/2006                             to  12/31/2006       27.732192         31.656967         3,012.0683
   01/01/2007                             to  12/31/2007       31.656967         31.325554         3,345.4732
   01/01/2008                             to  12/31/2008       31.325554         19.413778         3,013.9334
   01/01/2009                             to  12/31/2009       19.413778         24.542244         3,055.2100
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.275254         13.621128             0.0000
   01/01/2006                             to  12/31/2006       13.621128         15.743040         1,701.0056
   01/01/2007                             to  12/31/2007       15.743040         15.983257         1,633.3015
   01/01/2008                             to  12/31/2008       15.983257         10.054528         1,732.5366
   01/01/2009                             to  12/31/2009       10.054528         12.233329         1,680.4200
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       12.683067         12.827063             0.0000
   01/01/2006                             to  12/31/2006       12.827063         13.112316         5,904.3821
   01/01/2007                             to  12/31/2007       13.112316         13.492568         6,301.3362
   01/01/2008                             to  12/31/2008       13.492568          8.267733         5,977.8196
   01/01/2009                             to  12/31/2009        8.267733         11.504040           817.5300
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.273648         11.625150         1,643.6749
   01/01/2006                             to  12/31/2006       11.625150         12.812072         3,118.5192
   01/01/2007                             to  12/31/2007       12.812072         13.772452         8,312.8737
   01/01/2008                             to  12/31/2008       13.772452          7.979174         8,731.7794
   01/01/2009                             to  12/31/2009        7.979174         11.133161        17,063.3400
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.153398         14.310997             0.0000
   01/01/2006                             to  12/31/2006       14.310997         15.475046         4,041.9785
   01/01/2007                             to  12/31/2007       15.475046         15.111286         4,437.8727
   01/01/2008                             to  12/31/2008       15.111286         10.214895         4,391.6117
   01/01/2009                             to  12/31/2009       10.214895         15.528927         3,357.5600
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.635551         11.662400             0.0000
   01/01/2006                             to  12/31/2006       11.662400         11.926201           707.3073
   01/01/2007                             to  12/31/2007       11.926201         12.225880         1,426.6240
   01/01/2008                             to  12/31/2008       12.225880         12.258272         3,932.6196
   01/01/2009                             to  12/31/2009       12.258272         12.006329         3,073.6100
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.357828         14.556981             0.0000
   01/01/2006                             to  12/31/2006       14.556981         15.623119           927.5323
   01/01/2007                             to  12/31/2007       15.623119         15.677835         2,922.1161
   01/01/2008                             to  12/31/2008       15.677835         11.612339         2,757.6523
   01/01/2009                             to  12/31/2009       11.612339         16.704690         2,773.5500
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       10.924658         10.955208         1,166.6653
   01/01/2008                             to  12/31/2008       10.955208          6.711919         2,715.5041
   01/01/2009                             to  12/31/2009        6.711919          7.818588         2,983.7900
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.220419          9.431488             0.0000
   01/01/2006                             to  12/31/2006        9.431488         10.530884           949.1100
   01/01/2007                             to  04/27/2007       10.530884         11.017210             0.0000
=============                            ==== ==========       =========         =========        ===========
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.221228         14.123631         1,026.1646
   01/01/2006                             to  12/31/2006       14.123631         18.991090         7,734.8481
   01/01/2007                             to  12/31/2007       18.991090         15.772079        14,472.1476
   01/01/2008                             to  12/31/2008       15.772079          8.989198        21,437.9220
   01/01/2009                             to  12/31/2009        8.989198         11.836147        21,635.4300
=============                            ==== ==========       =========         =========        ===========
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       10.929519         11.175307             0.0000
   01/01/2006                             to  12/31/2006       11.175307         13.568564         4,808.0967
   01/01/2007                             to  12/31/2007       13.568564         13.129511        15,081.1964
   01/01/2008                             to  12/31/2008       13.129511          9.593951        17,063.3840
   01/01/2009                             to  12/31/2009        9.593951         12.103353        16,027.9500
=============                            ==== ==========       =========         =========        ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       11.027953         15.114126           238.0000
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JANUS FORTY SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       93.590352         97.098630             0.0000
  01/01/2006    to  12/31/2006       97.098630         97.815197           739.3994
  01/01/2007    to  12/31/2007       97.815197        124.697711         1,197.2058
  01/01/2008    to  12/31/2008      124.697711         70.849470         2,451.9614
  01/01/2009    to  12/31/2009       70.849470         99.158078         3,078.6600
============   ==== ==========      ==========        ==========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       16.813557         14.827935         7,744.0463
  01/01/2008    to  12/31/2008       14.827935          8.939878        11,922.9752
  01/01/2009    to  12/31/2009        8.939878         11.948331        19,630.2700
============   ==== ==========      ==========        ==========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       10.356790         10.808815             0.0000
  01/01/2006    to  12/31/2006       10.808815         11.890317         3,878.0136
  01/01/2007    to  04/27/2007       11.890317         13.095744             0.0000
============   ==== ==========      ==========        ==========        ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245499         10.609815         3,128.2561
  01/01/2006    to  12/31/2006       10.609815         11.051761        17,865.8816
  01/01/2007    to  12/31/2007       11.051761         10.161188        18,140.3911
  01/01/2008    to  12/31/2008       10.161188          4.506157        27,057.9639
  01/01/2009    to  12/31/2009        4.506157          6.075762        25,496.6300
============   ==== ==========      ==========        ==========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       39.966312         40.973655             0.0000
  01/01/2006    to  12/31/2006       40.973655         47.166537         1,505.0710
  01/01/2007    to  12/31/2007       47.166537         47.803505         3,407.6462
  01/01/2008    to  12/31/2008       47.803505         29.741098         4,767.1856
  01/01/2009    to  12/31/2009       29.741098         34.410590         4,944.9300
============   ==== ==========      ==========        ==========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES
SECURITIES
  SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.090440         18.720451             0.0000
  01/01/2006    to  04/30/2006       18.720451         19.972742             0.0000
============   ==== ==========      ==========        ==========        ===========
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       22.508557         23.232707             0.0000
  01/01/2006    to  12/31/2006       23.232707         25.470459         4,138.4182
  01/01/2007    to  12/31/2007       25.470459         25.037421         8,185.1039
  01/01/2008    to  12/31/2008       25.037421         14.979115         8,047.4510
  01/01/2009    to  12/31/2009       14.979115         18.522728        11,437.5400
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.233585         14.084293           963.9243
  01/01/2007    to  12/31/2007       14.084293         15.331647         6,607.5701
  01/01/2008    to  12/31/2008       15.331647          9.198162         7,140.7081
  01/01/2009    to  12/31/2009        9.198162         12.064213        11,533.0300
============   ==== ==========       =========         =========        ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.117128         11.354952             0.0000
  01/01/2006    to  04/30/2006       11.354952         12.952070             0.0000
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997480          6.559283             0.0000
  01/01/2009    to  12/31/2009        6.559283          8.005266           549.1000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.394068          7.281068        31,862.7796
  01/01/2009    to  12/31/2009        7.281068         12.021544        53,458.8900
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        8.935690          9.756297           993.8785
  01/01/2006    to  12/31/2006        9.756297         12.213450         7,188.3043
  01/01/2007    to  12/31/2007       12.213450         15.369702        29,636.5410
  01/01/2008    to  11/07/2008       15.369702          7.433858             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.594320         12.295357         4,117.6675
  01/01/2006    to  12/31/2006       12.295357         15.208642        15,454.3053
  01/01/2007    to  12/31/2007       15.208642         16.836187        31,399.0909
  01/01/2008    to  12/31/2008       16.836187          9.481970        25,281.1696
  01/01/2009    to  12/31/2009        9.481970         12.191378        29,583.5900
============   ==== ==========       =========         =========        ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.937739         10.949495           884.6198
  01/01/2006    to  12/31/2006       10.949495         10.742585        13,484.1935
  01/01/2007    to  12/31/2007       10.742585         11.630534        19,862.0490
  01/01/2008    to  12/31/2008       11.630534         10.582355        30,252.7050
  01/01/2009    to  12/31/2009       10.582355         12.208399        32,283.4200
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.500244         11.667998         2,070.1810
  01/01/2006    to  12/31/2006       11.667998         11.918591        19,907.0936
  01/01/2007    to  12/31/2007       11.918591         12.527164        39,852.2408
  01/01/2008    to  12/31/2008       12.527164         12.291771        44,244.3441
  01/01/2009    to  12/31/2009       12.291771         14.178065        39,012.9800
============   ==== ==========       =========         =========        ===========
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.150408         15.476147             0.0000
  01/01/2006    to  12/31/2006       15.476147         17.533762         2,016.5914
  01/01/2007    to  12/31/2007       17.533762         17.990437         7,181.5053
  01/01/2008    to  12/31/2008       17.990437         11.807191         4,012.9748
  01/01/2009    to  12/31/2009       11.807191         14.294734         4,208.5800
============   ==== ==========       =========         =========        ===========
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.110130         11.088661             0.0000
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.179663          7.684735             0.0000
============   ==== ==========       =========         =========        ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.957273         18.336875         2,814.5927
  01/01/2007    to  12/31/2007       18.336875         17.376281         4,911.3401
  01/01/2008    to  12/31/2008       17.376281         11.915914         4,742.5318
  01/01/2009    to  12/31/2009       11.915914         14.725118         4,941.3800
============   ==== ==========       =========         =========        ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.906472         16.110166             0.0000
  01/01/2006    to  11/12/2006       16.110166         17.824084         4,628.8700
============   ==== ==========       =========         =========        ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.097156         10.412830             0.0000
  01/01/2006    to  12/31/2006       10.412830         11.810385         5,185.3384
  01/01/2007    to  12/31/2007       11.810385         11.252781         6,363.8244
  01/01/2008    to  12/31/2008       11.252781          7.047019         6,666.6795
  01/01/2009    to  12/31/2009        7.047019          8.716729         6,706.6300
============   ==== ==========       =========         =========        ===========
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.362231          9.627572         3,219.9011
  01/01/2006    to  12/31/2006        9.627572         10.196826         7,699.5070
  01/01/2007    to  12/31/2007       10.196826         12.303379        23,707.5953
  01/01/2008    to  12/31/2008       12.303379          6.401631        31,831.1707
  01/01/2009    to  12/31/2009        6.401631          9.839119        34,206.7400
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       37.149134         38.469709         2,412.1385
   01/01/2007                             to  12/31/2007       38.469709         39.893752         4,953.9905
   01/01/2008                             to  12/31/2008       39.893752         37.592892         4,187.3521
   01/01/2009                             to  12/31/2009       37.592892         40.154026         5,575.9700
=============                            ==== ==========       =========         =========         ==========
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.098166         14.217569             0.0000
   01/01/2006                             to  04/30/2006       14.217569         14.028595             0.0000
=============                            ==== ==========       =========         =========         ==========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.464789         11.864936           847.4200
=============                            ==== ==========       =========         =========         ==========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP
  SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.136355         15.579803             0.0000
   01/01/2006                             to  12/31/2006       15.579803         16.161507           936.3194
   01/01/2007                             to  12/31/2007       16.161507         16.414684         3,295.7087
   01/01/2008                             to  12/31/2008       16.414684          8.851153           841.3827
   01/01/2009                             to  05/01/2009        8.851153          9.214650             0.0000
=============                            ==== ==========       =========         =========         ==========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST
  - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.509898         12.780432             0.0000
   01/01/2006                             to  12/31/2006       12.780432         13.350305             0.0000
   01/01/2007                             to  12/31/2007       13.350305         14.600089             0.0000
   01/01/2008                             to  12/31/2008       14.600089          8.183065             0.0000
   01/01/2009                             to  05/01/2009        8.183065          7.759527             0.0000
=============                            ==== ==========       =========         =========         ==========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/28/2008                             to  12/31/2008       34.205503         21.015294             0.0000
   01/01/2009                             to  12/31/2009       21.015294         27.106790             0.0000
=============                            ==== ==========       =========         =========         ==========
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       19.380628         19.830127         1,219.9703
   01/01/2007                             to  12/31/2007       19.830127         20.169109         1,503.8210
   01/01/2008                             to  12/31/2008       20.169109         12.020772         1,360.0533
   01/01/2009                             to  12/31/2009       12.020772         14.298437         1,486.1800
=============                            ==== ==========       =========         =========         ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.104932         18.526556             0.0000
   01/01/2006                             to  04/30/2006       18.526556         19.371803             0.0000
=============                            ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008        5.031613          3.316651        11,952.7344
   01/01/2009                             to  12/31/2009        3.316651          4.523600        11,948.9800
=============                            ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.507129          4.614888             0.0000
   01/01/2006                             to  12/31/2006        4.614888          4.628606         5,110.5886
   01/01/2007                             to  12/31/2007        4.628606          5.275572        11,958.3199
   01/01/2008                             to  04/25/2008        5.275572          5.019536             0.0000
=============                            ==== ==========       =========         =========        ===========
 LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       20.195539         24.739319             0.0000
=============                            ==== ==========       =========         =========        ===========
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       10.664038         14.115133         3,495.7900
=============                            ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       35.767919         38.196514             0.0000
   01/01/2007                             to  12/31/2007       38.196514         38.882055           129.5691
   01/01/2008                             to  12/31/2008       38.882055         29.518139             0.0000
   01/01/2009                             to  12/31/2009       29.518139         34.142948             0.0000
=============                            ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       21.875182         22.173578             0.0000
   01/01/2006                             to  04/30/2006       22.173578         22.787510             0.0000
=============                            ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.487121         12.662421             0.0000
   01/01/2006                             to  12/31/2006       12.662421         15.015174         6,607.0473
   01/01/2007                             to  12/31/2007       15.015174         15.792684        17,992.1480
   01/01/2008                             to  12/31/2008       15.792684         10.412455        15,950.1713
   01/01/2009                             to  12/31/2009       10.412455         12.294224        14,960.7800
=============                            ==== ==========       =========         =========        ===========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.726148          8.978235         1,752.0691
   01/01/2009                             to  12/31/2009        8.978235         12.163969         3,286.6700
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.422866         14.920330         8,019.2015
   01/01/2007                             to  12/31/2007       14.920330         15.214140         9,801.7063
   01/01/2008                             to  12/31/2008       15.214140         14.813778         7,051.3845
   01/01/2009                             to  12/31/2009       14.813778         15.104177         7,137.0000
=============                            ==== ==========       =========         =========         ==========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.524403         19.020856             0.0000
   01/01/2006                             to  04/30/2006       19.020856         18.274115             0.0000
=============                            ==== ==========       =========         =========         ==========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.112362         14.276657             0.0000
   01/01/2006                             to  04/30/2006       14.276657         14.088519             0.0000
=============                            ==== ==========       =========         =========         ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS



The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Capital Portfolio (single share class) (closed April 28, 2008); Legg Mason ClearBridge Variable Dividend Strategy Portfolio (single share class) (closed April 28, 2008); Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (Class I) (formerly Legg Mason ClearBridge Variable Fundamental Value Portfolio) (closed April 28,
2008); and Legg Mason ClearBridge Variable Large Cap Growth Portfolio (Class I) (closed April 28, 2008); (b) Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class B) (closed May 4, 2009).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.



Effective as of May 1, 2006, Capital Appreciation Fund merged into Janus Capital Appreciation Portfolio (Class A) of Met Investors Series Trust.


Effective as of May 1, 2006, the following investment portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Metropolitan Series Fund, Inc.; Federated High Yield Portfolio merged into Federated High Yield Portfolio (Class A) of Met Investors Series Trust; Large Cap Portfolio merged into FI Large Cap Portfolio (Class A) of Metropolitan Series Fund, Inc.; Mercury Large Cap Core Portfolio merged into Mercury Large-Cap Core Portfolio (Class A) of Met Investors Series Trust; MFS (Reg. TM) Total Return Portfolio merged into MFS (Reg. TM) Total Return Portfolio (Class
F) of Metropolitan Series Fund, Inc.; MFS (Reg. TM) Value Portfolio merged into MFS (Reg. TM) Value Portfolio (Class A) of Met Investors Series Trust; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Met Investors Series Trust; Pioneer Mid Cap Value Portfolio merged into Pioneer Mid-Cap Value Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Growth Portfolio merged into Met/AIM Small Cap Growth Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Value Portfolio merged into Dreman Small-Cap Value Portfolio (Class A) of Met Investors Series Trust; Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Metropolitan Series Fund, Inc.; and U.S. Government Securities Portfolio merged into Western Asset Management U.S. Government Portfolio (Class A) of Metropolitan Series Fund, Inc.


Effective as of May 1, 2006, Franklin Templeton Variable Insurance Products
Trust: Mutual Shares Securities Fund (Class 2) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2006, Metropolitan Series Fund, Inc.: Western Asset Management U.S. Government Portfolio (Class B) was exchanged for Metropolitan Series Fund, Inc.: Western Asset Management U.S. Government Portfolio (Class
A).


Effective as of November 13, 2006, Lazard Retirement Series, Inc.: Lazard Retirement Small Cap Portfolio (Service Shares) was replaced with Met Investors Series Trust: Third Avenue Small Cap Value Portfolio (Class B).


Effective as of April 30, 2007, Met Investors Series Trust: BlackRock Large-Cap Core Portfolio (Class A) was exchanged for Met Investors Series Trust:
BlackRock Large-Cap Core Portfolio (Class E).


Effective as of April 30, 2007, Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of November 12, 2007, Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value (single share class) merged into Legg Mason Partners Variable Appreciation Portfolio (Class II).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 28, 2008, Van Kampen Life Investment Trust: Van Kampen LIT Strategic Growth Portfolio (Class II) was replaced with Metropolitan Series Fund, Inc.: Jennison Growth Portfolio (Class B).


Effective as of April 28, 2008, Met Investors Series Trust: MFS (Reg. TM) Value Portfolio (Class A) merged into Metropolitan Series Fund, Inc.: MFS (Reg. TM) Value Portfolio (Class A).


Effective as of November 10, 2008, Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund, Inc.:
BlackRock Legacy Large Cap Growth Portfolio (Class A); and Metropolitan Series Fund, Inc.: FI Large Cap Portfolio (Class A) merged into Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (Class A).



Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio (Class E).


LEGG MASON PARTNERS INVESTMENT PORTFOLIO NAME CHANGES. Effective as of November 2, 2009, the following investment portfolio name changes occurred for the Legg Mason Partners portfolios:





FORMER NAME                              NEW NAME
--------------------------------------   ---------------------------------------
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Aggressive Growth Portfolio            Aggressive Growth Portfolio
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Appreciation Portfolio                 Appreciation Portfolio
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Capital Portfolio                      Capital Portfolio
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Dividend Strategy Portfolio            Dividend Strategy Portfolio
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Fundamental Value Portfolio            Fundamental Value Portfolio
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Investors Portfolio                    Investors Portfolio
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Large
  Cap Growth Portfolio                   Large Cap Growth Portfolio
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Small
  Cap Growth Portfolio                   Small Cap Growth Portfolio

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



FORMER NAME                              NEW NAME
--------------------------------------   -----------------------------------------
  Legg Mason Partners Variable Income    Legg Mason Partners Variable Income
  Trust: Legg Mason Partners Variable    Trust: Legg Mason Western Asset Variable
  Global High Yield Bond Portfolio       Global High Yield Bond Portfolio
  Legg Mason Partners Variable Income    Legg Mason Partners Variable Income
  Trust: Legg Mason Partners Variable    Trust: Legg Mason Western Asset Variable
  Money Market Portfolio                 Money Market Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND



INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.



AMERICAN FUNDS GROWTH FUND



INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.



AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following portfolio is available under the contract:


TEMPLETON FOREIGN SECURITIES FUND


SUBADVISER: Franklin Templeton Investment Management Limited


INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.


LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)



Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser and ClearBridge Advisors, LLC is the subadviser to each portfolio. The following Class I portfolios are available under the contract:


LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: Legg Mason ClearBridge Variable Aggressive Growth Portfolio seeks capital apprecation.


LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.


LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO (formerly Legg Mason ClearBridge Variable Investors Portfolio)


INVESTMENT OBJECTIVE: Legg Mason ClearBridge Variable Large Cap Value Portfolio seeks long term growth of capital. Current income is a secondary objective.


LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: Legg Mason ClearBridge Variable Small Cap Growth Portfolio seeks long term growth of capital.

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)


Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:


LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO



SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited



INVESTMENT OBJECTIVE: Legg Mason Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.


MET INVESTORS SERIES TRUST


MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:



BLACKROCK HIGH YIELD PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


BLACKROCK LARGE CAP CORE PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.


CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS B)



SUBADVISER: ING Clarion Real Estate Securities, L.P.


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.



DREMAN SMALL CAP VALUE PORTFOLIO (CLASS A)


SUBADVISER: Dreman Value Management, LLC


INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.



HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS A)



SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS A) (formerly Met/AIM Small Cap Growth Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Invesco Aim Capital Management,
Inc.)


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.



JANUS FORTY PORTFOLIO (CLASS A)


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.


LAZARD MID CAP PORTFOLIO (CLASS B)


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LEGG MASON VALUE EQUITY PORTFOLIO (CLASS B)


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.


LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS B)


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.



MET/EATON VANCE FLOATING RATE PORTFOLIO (CLASS B)


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.



MET/FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS B)


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.



MET/TEMPLETON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Templeton Global Advisors Limited


INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.



MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B) (formerly Van Kampen Mid Cap Growth Portfolio)


SUBADVISER: Morgan Stanley Investment Management, Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.



PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS B)


SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.



PIMCO TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.



PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)



SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.



T. ROWE PRICE MID CAP GROWTH PORTFOLIO (CLASS B)



SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)



SUBADVISER: Morgan Stanley Investment Management, Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. The following portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)



SUBADVISER: BlackRock Advisors, LLC



INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)



SUBADVISER: BlackRock Advisors, LLC



INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



DAVIS VENTURE VALUE PORTFOLIO (CLASS A)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsiblities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


FI VALUE LEADERS PORTFOLIO (CLASS D)


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



LOOMIS SAYLES SMALL CAP CORE PORTFOLIO (CLASS B)



SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Core Portfolio seeks long-term capital growth from investments in common stocks or other equity securities.



MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)



SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS F)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS A)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.



NEUBERGER BERMAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Mid Cap Value Portfolio seeks capital growth.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS A)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

APPENDIX C

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a contract year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (Based on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE 5% ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the owner's 91st birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the owner were age 75, the income base of $162,889 would yield monthly payments of $785.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the income base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP - GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;

   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through J are for the Principal Guarantee.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee riders) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Principal Guarantee and Principal Guarantee Value riders) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.



If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial

Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal during a contract year in which the owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before the contract year in which the owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)



Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.



B.   Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000 and the contract owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the account value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assume the account value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assume that on the third through the eighth contract anniversaries the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the account value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract owner is now age 76 and did not take any withdrawals before the contract year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Compounding Income Amount


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal during a contract year in which the owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before the contract year in which the owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).



(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)



[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




D. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.



At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]






E.   Principal Guarantee -  How Withdrawals Affect the Benefit Base



  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value grew to $112,000 because of market performance. If you make your first withdrawal on or after your 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $100,000 - $12,000 = $88,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the remaining account value of $100,000 exceeds the remaining Benefit Base of $88,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If you make your first withdrawal on or after the 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $88,000 and the account value would be reduced to $78,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the account value of $78,000 is less than the Benefit Base of $88,000, a further reduction of the $10,000 difference is made, reducing the Benefit Base to $78,000.



F. Principal Guarantee - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment



An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume you make your first withdrawal in the first year and the GWB Withdrawal Rate is 5%, therefore the initial Annual Benefit Payment would be $5,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $95,000 + $10,000 = $105,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $5,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would increase to $5,250.



G.   Principal Guarantee -  How Withdrawals Affect the Annual Benefit Payment



  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be

     $10,000. If a withdrawal of $12,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $12,000 - $1,000 = $87,000.
     Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $8,700 (10% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $8,700.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 was made four years later after the account value had increased to $150,000, the account value would be reduced to $138,000. Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $13,800 (10% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $10,000.



H. Principal Guarantee - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount



An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next 18 months you make two withdrawals of $5,000 each. Your Benefit Base would be reduced to $90,000. If a subsequent purchase payment of $3,000 was made before the 2nd contract anniversary, the Benefit Base would be increased to $90,000 + $3,000 = $93,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $93,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.



I.   Principal Guarantee -  Putting It All Together



     1. When Withdrawals Equal the Annual Benefit Payment and are Taken On or After Your 3rd Contract Anniversary


An initial purchase payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment is $5,000. If no withdrawals are taken for the first 3 years of the contract, the Annual Benefit Payment increases to 10% x $100,000 = $10,000. Starting in the fourth contract year, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $10,000 for 10 years as long as no withdrawals were taken in the first 3 years.

[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account
Payment   Withdrawals   Balance
      0             0     100000
      0             0      73000
      0             0      52750
  10000         10000    37562.5
  10000         20000   26171.88
  10000         30000   17628.91
  10000         40000   11221.68
  10000         50000    6416.26
  10000         60000   2812.195
  10000         70000   109.1461
  10000         80000          0
  10000         90000          0
  10000        100000          0

  2. When Withdrawals Do Not Exceed the Annual Benefit Payment and are Taken Before Your 3rd Contract Anniversary


An initial purchase payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Even if the Account Balance reduces to zero due to poor market performance, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $5,000 for 20 years.

[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account
Payment   Withdrawals   Balance
   5000          5000     100000
   5000         10000      73000
   5000         15000      52750
   5000         20000    37562.5
   5000         25000   26171.88
   5000         30000   17628.91
   5000         35000   11221.68
   5000         40000    6416.26
   5000         45000   2812.195
   5000         50000   109.1461
   5000         55000          0
   5000         60000          0
   5000         65000          0
   5000         70000          0
   5000         75000          0
   5000         80000          0
   5000         85000          0
   5000         90000          0
   5000         95000          0
   5000        100000          0



  3.   When Annual Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would now be the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account   Benefit
Payment   Withdrawals   Balance   Base
      0             0    100000    100000
   5000          5000     95000     95000
   5000          5000     68000     90000
   5000         50000     50000     85000
   5000         10000     40000     40000
   2000          2000     38000     38000
   2000          2000     36000     36000
   2000          2000     34000     34000
   2000          2000     32000     32000
   2000          2000     30000     30000
   2000          2000     28000     28000
   2000          2000     26000     26000
   2000          2000     24000     24000
   2000          2000     22000     22000
   2000          2000     20000     20000
   2000          2000     18000     18000
   2000          2000     16000     16000
   2000          2000     14000     14000
   2000          2000     12000     12000




J.   Principal Guarantee -  How the Optional Reset Works (may be elected prior to the owner's
                                                                 86th birthday)



Assume that a contract had an initial purchase payment of $100,000 and the GWB charge is .50%.The initial account value would be $100,000, the initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000 and the Annual Benefit Payment would be $5,000 (assuming you began withdrawing in your first year).


Assume the account value on the third contract anniversary grew due to market performance to $148,350. Assume the GWB charge remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 5% x $148,350 = $7,418.


Assume the account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the GWB charge has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 5% x $179,859 = $8,993.


Assume the account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the GWB charge is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 5% x $282,582 = $14,129.

[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Contract
Payment   Withdrawals   Value
   5000          5000    1000000
   5000         10000     125000
   5000         15000     130000
 7417.5       22417.5     148350
 7417.5         29835     185000
 7407.5       37252.5     195000
8992.95      46245.45     179589
8992.95       55238.4     210000
8992.95      64231.35     223000
14129.1      78360.45     282582
14129.1      92489.55     270000
14129.1     106618.65     278000
                          315000

APPENDIX E

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2010              $100,000
   B    Account Value                                 10/1/2011              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2011           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2012              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2012              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2012              $  9,000
   G    Percentage Reduction in Account               10/2/2012                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2012              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2012           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2012              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2010              $100,000
   B    Account Value                                       10/1/2011              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2011           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2012              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2012              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2012              $  9,000
   G    Percentage Reduction in Account                     10/2/2012                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2012              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2012           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2012              $ 93,600
                                                                                   (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2010             $100,000
    B    Account Value                              10/1/2011 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2011             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2011             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2011          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2012 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2012             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2012          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2012             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2012             $  9,000
    G    Percentage Reduction in Account                    10/2/2012                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2012             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2012          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2012          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2012             $ 99,238
                                                                                  (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/02/12 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase
  Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE 5% ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the account value is less than the 5% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets to the higher account value; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                              MARQUIS PORTFOLIOS/SM/


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2010, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 842-9325.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2010.



MARQUIS AND MARQUIS PORTFOLIOS ARE SERVICE MARKS OF CITIGROUP INC. OR ITS AFFLIATES AND ARE USED BY METLIFE, INC. AND ITS AFFILIATES UNDER LICENSE.




SAI-0510USAMARQUIS

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
CUSTODIAN...............................     2
DISTRIBUTION............................     2
CALCULATION OF PERFORMANCE INFORMATION       4
  .
     Total Return.......................     4
     Historical Unit Values.............     4
     Reporting Agencies.................     5
ANNUITY PROVISIONS......................     5
     Variable Annuity...................     5
     Fixed Annuity......................     6
     Mortality and Expense Guarantee....     6
     Legal or Regulatory Restrictions        6
  on Transactions  .
TAX STATUS OF THE CONTRACTS.............     7
CONDENSED FINANCIAL INFORMATION.........     9
FINANCIAL STATEMENTS....................    49

COMPANY


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of MetLife Investors USA Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009 and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1,
2008). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center New York, New York 10281-1414.





CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2009             $444,461,790             $0
2008             $357,776,663             $0
2007             $383,205,713             $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2009 ranged from $7,545 to $13,530,040. The amount of commissions paid to selected selling firms during 2009 ranged from $165 to $43,350,025. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2009 ranged from $165 to $56,880,064. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2009 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.



Associated Securities Corp.


AXA Advisors LLC

Capital Investments Group, Inc.
CCO Investment Services Corp.

Centaurus Financial, Inc.
Citigroup Global Markets, Inc.

Commonwealth Financial Network

Compass Brokerage, Inc.

CUSO Financial Services, L.P.
Essex National Securities, Inc.

First Allied Securities, Inc.

First Tennessee Brokerage, Inc.

Founders Financial Securities, LLC
GunnAllen Financial, Inc.
H. D. Vest Investment Securities, Inc.
Infinex Investments, Inc.
InterSecurities, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

JJB Hilliard Lyons

J. P. Turner & Company
Key Investment Services LLC

Lincoln Financial Advisors, Corp.

Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.

Linsco Private Ledger
Merrill Lynch, Inc.

Merrill Lynch Insurance Group
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Inc.
Mutual Service Corporation

National Planning Holdings

NEXT Financial Group
NFP Securities, Inc.
Planning Corporation of America
PNC Investments
Primerica

Raymond James Financial Services, Inc.
RBC Wealth Management
Robert W. Baird & Co. Incorporated

Securities America, Inc.
Sigma Financial Corporation

Tower Square Securities, Inc.

U.S. Bancorp Investments, Inc.
United Planners Financial Services of America

UVEST Financial Services Group, Inc.

Wall Street Financial Group
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.

Wells Fargo Investments, LLC
Wescom Financial Services, LLC

Woodbury Financial Services


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, Enhanced Death Benefit rider charge, and/or GMIB or GWB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of an Enhanced Death Benefit, GMIB, or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite

Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.



You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.758491        20.880809        3,079.4063
  01/01/2006    to  12/31/2006       20.880809        24.674348      221,748.9153
  01/01/2007    to  12/31/2007       24.674348        27.802126      557,663.2479
  01/01/2008    to  12/31/2008       27.802126        16.805311      813,745.3461
  01/01/2009    to  12/31/2009       16.805311        23.464680      772,738.7600
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      125.651534       131.467481        1,989.4762
  01/01/2006    to  12/31/2006      131.467481       142.180426       91,791.1800
  01/01/2007    to  12/31/2007      142.180426       156.715027      218,914.3639
  01/01/2008    to  12/31/2008      156.715027        86.145422      303,016.8978
  01/01/2009    to  12/31/2009       86.145422       117.836890      346,962.7500
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       88.736896        91.432065          694.1461
  01/01/2006    to  12/31/2006       91.432065       103.355634       88,920.0564
  01/01/2007    to  12/31/2007      103.355634       106.513412      234,576.4593
  01/01/2008    to  12/31/2008      106.513412        64.948137      297,107.8143
  01/01/2009    to  12/31/2009       64.948137        83.634466      322,631.5000
============   ==== ==========      ==========       ==========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       25.254168        26.401647        2,290.8714
  01/01/2006    to  12/31/2006       26.401647        31.461861      257,503.4795
  01/01/2007    to  12/31/2007       31.461861        35.637761      646,892.6950
  01/01/2008    to  12/31/2008       35.637761        20.846211      910,161.7584
  01/01/2009    to  12/31/2009       20.846211        28.030542      972,560.0900
============   ==== ==========      ==========       ==========      ============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       12.202863        12.523278           5,576.1169
   01/01/2006                             to  12/31/2006       12.523278        13.368420         662,622.7655
   01/01/2007                             to  12/31/2007       13.368420        13.312838         960,672.1318
   01/01/2008                             to  12/31/2008       13.312838         7.783649       1,021,700.5794
   01/01/2009                             to  12/31/2009        7.783649        10.277139         997,620.9900
=============                            ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       26.145487        26.367233               0.0000
   01/01/2006                             to  12/31/2006       26.367233        29.700698         124,383.3077
   01/01/2007                             to  12/31/2007       29.700698        31.593728         203,747.5661
   01/01/2008                             to  12/31/2008       31.593728        21.910820         184,585.5565
   01/01/2009                             to  12/31/2009       21.910820        26.252994         183,475.0800
=============                            ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/13/2007                             to  12/31/2007       16.332669        16.293538          32,515.6585
   01/01/2008                             to  12/31/2008       16.293538        11.279715          16,128.8730
   01/01/2009                             to  05/01/2009       11.279715        11.031052               0.0000
=============                            ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.190561        14.384162               0.0000
   01/01/2006                             to  12/31/2006       14.384162        15.846443          13,979.9069
   01/01/2007                             to  11/12/2007       15.846443        16.102074               0.0000
=============                            ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE VARIABLE CAPITAL SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.529793        14.772197           4,369.0869
   01/01/2006                             to  12/31/2006       14.772197        16.469097         102,925.0623
   01/01/2007                             to  12/31/2007       16.469097        16.455696          99,077.2684
   01/01/2008                             to  12/31/2008       16.455696         9.342245          97,747.6948
   01/01/2009                             to  12/31/2009        9.342245        12.855633          84,099.7300
=============                            ==== ==========       =========        =========       ==============

                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.984456         8.046757            0.0000
   01/01/2006                             to  12/31/2006        8.046757         9.311602       81,927.9680
   01/01/2007                             to  12/31/2007        9.311602         9.724975      164,893.6510
   01/01/2008                             to  12/31/2008        9.724975         6.814072      212,232.9350
   01/01/2009                             to  12/31/2009        6.814072         8.161996      206,201.9200
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       28.557161        29.104170            0.0000
   01/01/2006                             to  12/31/2006       29.104170        33.355847      122,069.1998
   01/01/2007                             to  12/31/2007       33.355847        33.139675      174,970.8661
   01/01/2008                             to  12/31/2008       33.139675        20.620846      155,322.4273
   01/01/2009                             to  12/31/2009       20.620846        26.172703      153,057.1100
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.691874        14.056766        3,572.2125
   01/01/2006                             to  12/31/2006       14.056766        16.311456       88,004.6656
   01/01/2007                             to  12/31/2007       16.311456        16.627079      131,964.4746
   01/01/2008                             to  12/31/2008       16.627079        10.501683       46,106.8142
   01/01/2009                             to  12/31/2009       10.501683        12.828591       50,299.4600
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.070671        13.226756        1,646.1981
   01/01/2006                             to  12/31/2006       13.226756        13.574951      147,175.9441
   01/01/2007                             to  12/31/2007       13.574951        14.024911      233,695.3764
   01/01/2008                             to  12/31/2008       14.024911         8.628575      188,561.0045
   01/01/2009                             to  12/31/2009        8.628575        12.054244      160,639.3400
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.432759        11.796075        1,372.5987
   01/01/2006                             to  12/31/2006       11.796075        13.052421       79,292.6138
   01/01/2007                             to  12/31/2007       13.052421        14.087358      173,692.6033
   01/01/2008                             to  12/31/2008       14.087358         8.194524      205,373.4169
   01/01/2009                             to  12/31/2009        8.194524        11.479470      215,992.5400
=============                            ==== ==========       =========        =========      ============

                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.585841        14.756821        1,469.7322
   01/01/2006                             to  12/31/2006       14.756821        16.020895      153,970.7061
   01/01/2007                             to  12/31/2007       16.020895        15.707349      313,620.6894
   01/01/2008                             to  12/31/2008       15.707349        10.660555      248,810.5475
   01/01/2009                             to  12/31/2009       10.660555        16.271292      221,749.9100
=============                            ==== ==========       =========        =========      ============
LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.178473        12.213666        2,001.1121
   01/01/2006                             to  12/31/2006       12.213666        12.539852      255,972.9536
   01/01/2007                             to  12/31/2007       12.539852        12.906749      400,117.9031
   01/01/2008                             to  12/31/2008       12.906749        12.992957      643,944.1726
   01/01/2009                             to  12/31/2009       12.992957        12.776926      513,177.8300
=============                            ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.895600        15.110984        1,493.6472
   01/01/2006                             to  12/31/2006       15.110984        16.282495       92,249.7626
   01/01/2007                             to  12/31/2007       16.282495        16.405357      164,092.5964
   01/01/2008                             to  12/31/2008       16.405357        12.200088      213,329.1827
   01/01/2009                             to  12/31/2009       12.200088        17.620433      271,176.1100
=============                            ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       11.330128        11.392363      136,625.5642
   01/01/2008                             to  12/31/2008       11.392363         7.007876      155,327.2571
   01/01/2009                             to  12/31/2009        7.007876         8.196067      175,676.0700
=============                            ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.506330         9.729598        1,271.1132
   01/01/2006                             to  12/31/2006        9.729598        10.907149       44,105.4030
   01/01/2007                             to  04/27/2007       10.907149        11.425737            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.301972        14.218141        457,667.2761
  01/01/2006    to  12/31/2006       14.218141        19.194490        706,727.4837
  01/01/2007    to  12/31/2007       19.194490        16.005296        838,701.4795
  01/01/2008    to  12/31/2008       16.005296         9.158910      1,032,932.1722
  01/01/2009    to  12/31/2009        9.158910        12.107964      1,154,341.3400
============   ==== ==========      ==========       ==========      ==============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       10.953821        11.206672          1,164.0636
  01/01/2006    to  12/31/2006       11.206672        13.661019        112,726.5245
  01/01/2007    to  12/31/2007       13.661019        13.272278        319,793.0464
  01/01/2008    to  12/31/2008       13.272278         9.737326        417,786.4167
  01/01/2009    to  12/31/2009        9.737326        12.333487        487,106.5100
============   ==== ==========      ==========       ==========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.356568        15.605577         67,457.8200
============   ==== ==========      ==========       ==========      ==============
JANUS FORTY SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005      102.386075       106.285801              0.0000
  01/01/2006    to  12/31/2006      106.285801       107.498259          4,519.9312
  01/01/2007    to  12/31/2007      107.498259       137.593950         21,669.1635
  01/01/2008    to  12/31/2008      137.593950        78.491928         47,433.5483
  01/01/2009    to  12/31/2009       78.491928       110.294307         56,136.6000
============   ==== ==========      ==========       ==========      ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.191695        15.202206        776,179.4275
  01/01/2008    to  12/31/2008       15.202206         9.202464        859,127.6895
  01/01/2009    to  12/31/2009        9.202464        12.348579        862,876.0700
============   ==== ==========      ==========       ==========      ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       10.379834        10.839160            995.7012
  01/01/2006    to  12/31/2006       10.839160        11.971352        130,155.4668
  01/01/2007    to  04/27/2007       11.971352        13.202176              0.0000
============   ==== ==========      ==========       ==========      ==============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246282        10.616793         14,518.9346
  01/01/2006    to  12/31/2006       10.616793        11.103240        778,942.9631
  01/01/2007    to  12/31/2007       11.103240        10.249680        927,582.9383
  01/01/2008    to  12/31/2008       10.249680         4.563760        808,067.6676
  01/01/2009    to  12/31/2009        4.563760         6.178104        826,513.6400
============   ==== ==========      ==========       ==========      ==============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       46.444202        47.642491        838,033.3523
   01/01/2006                             to  12/31/2006       47.642491        55.062455        832,858.1777
   01/01/2007                             to  12/31/2007       55.062455        56.030982        787,206.9374
   01/01/2008                             to  12/31/2008       56.030982        35.000443        743,454.8873
   01/01/2009                             to  12/31/2009       35.000443        40.658099        726,750.6900
=============                            ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES
 SUB-ACCOUNT (CLASS 2))
   11/07/2005                             to  12/31/2005       18.753610        19.417985            965.7159
   01/01/2006                             to  04/30/2006       19.417985        20.743717         33,572.7123
=============                            ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       23.260893        24.023201          4,164.8000
   01/01/2006                             to  12/31/2006       24.023201        26.442352        160,244.6067
   01/01/2007                             to  12/31/2007       26.442352        26.097552        292,385.6989
   01/01/2008                             to  12/31/2008       26.097552        15.676272        387,389.9873
   01/01/2009                             to  12/31/2009       15.676272        19.462534        495,079.9700
=============                            ==== ==========       =========        =========      ==============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.495640        14.381715         73,885.1490
   01/01/2007                             to  12/31/2007       14.381715        15.718502        164,613.5858
   01/01/2008                             to  12/31/2008       15.718502         9.468269        229,877.7040
   01/01/2009                             to  12/31/2009        9.468269        12.468259        274,592.6500
=============                            ==== ==========       =========        =========      ==============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.141844        11.386816          1,147.5438
   01/01/2006                             to  04/30/2006       11.386816        13.005202         38,622.0901
=============                            ==== ==========       =========        =========      ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008        9.997918         6.577412         36,972.9255
   01/01/2009                             to  12/31/2009        6.577412         8.059563        171,710.3600
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        6.198346         6.107034      1,300,719.6577
   01/01/2009                             to  12/31/2009        6.107034        10.123524      1,462,628.7900
=============                            ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.288966        10.147893           2,540.5376
  01/01/2006    to  12/31/2006       10.147893        12.754431         208,599.1356
  01/01/2007    to  12/31/2007       12.754431        16.115132         512,017.6420
  01/01/2008    to  11/07/2008       16.115132         7.821202               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.821093        12.543118       1,048,425.7713
  01/01/2006    to  12/31/2006       12.543118        15.577096       1,324,091.3409
  01/01/2007    to  12/31/2007       15.577096        17.313567       1,552,782.6006
  01/01/2008    to  12/31/2008       17.313567         9.790126       1,860,865.9098
  01/01/2009    to  12/31/2009        9.790126        12.638051       1,831,273.0100
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.048701        11.067004       1,872,092.1192
  01/01/2006    to  12/31/2006       11.067004        10.901283       1,987,044.5726
  01/01/2007    to  12/31/2007       10.901283        11.849895       2,236,803.2418
  01/01/2008    to  12/31/2008       11.849895        10.825292       2,714,510.4740
  01/01/2009    to  12/31/2009       10.825292        12.538680       2,750,405.7900
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.724941        11.902882       1,662,486.0267
  01/01/2006    to  12/31/2006       11.902882        12.207117       2,342,787.3303
  01/01/2007    to  12/31/2007       12.207117        12.882116       3,224,156.4153
  01/01/2008    to  12/31/2008       12.882116        12.690839       3,616,771.0148
  01/01/2009    to  12/31/2009       12.690839        14.697007       4,246,494.4100
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.880176        16.231036               0.0000
  01/01/2006    to  12/31/2006       16.231036        18.462493          22,642.6230
  01/01/2007    to  12/31/2007       18.462493        19.019704          37,942.5321
  01/01/2008    to  12/31/2008       19.019704        12.532984          55,360.2915
  01/01/2009    to  12/31/2009       12.532984        15.234267          60,547.8700
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.139935        11.154326          45,748.0600
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.388989         7.966011       1,735,952.8900
============   ==== ==========       =========        =========       ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.398468        17.775216        1,771,398.0074
  01/01/2007    to  12/31/2007       17.775216        16.911972        1,570,748.0957
  01/01/2008    to  12/31/2008       16.911972        11.644231        1,420,010.1661
  01/01/2009    to  12/31/2009       11.644231        14.447080        1,421,514.0300
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.424556        16.644565                0.0000
  01/01/2006    to  11/12/2006       16.644565        18.478805           22,001.1100
============   ==== ==========       =========        =========        ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.118414        10.440811           81,993.7821
  01/01/2006    to  12/31/2006       10.440811        11.889440          287,564.3432
  01/01/2007    to  12/31/2007       11.889440        11.373762          619,909.5147
  01/01/2008    to  12/31/2008       11.373762         7.151498          777,925.3716
  01/01/2009    to  12/31/2009        7.151498         8.882604        1,218,858.0100
============   ==== ==========       =========        =========        ==============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.541346         9.817470            4,359.0711
  01/01/2006    to  12/31/2006        9.817470        10.439521          221,538.8588
  01/01/2007    to  12/31/2007       10.439521        12.646959          575,200.4590
  01/01/2008    to  12/31/2008       12.646959         6.606944          882,952.9172
  01/01/2009    to  12/31/2009        6.606944        10.195361          871,158.2500
============   ==== ==========       =========        =========        ==============
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       40.678866        42.236756           67,858.9791
  01/01/2007    to  12/31/2007       42.236756        43.976696          207,385.4741
  01/01/2008    to  12/31/2008       43.976696        41.606915          239,352.7017
  01/01/2009    to  12/31/2009       41.606915        44.619577          251,180.2900
============   ==== ==========       =========        =========        ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.755831        14.889448            1,682.4449
  01/01/2006    to  04/30/2006       14.889448        14.710555           31,131.0989
============   ==== ==========       =========        =========        ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.957605        12.515666           81,338.9400
============   ==== ==========       =========        =========        ==============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP
 SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.703383        16.172839               0.0000
   01/01/2006                             to  12/31/2006       16.172839        16.843752          33,778.4935
   01/01/2007                             to  12/31/2007       16.843752        17.176578          64,148.7803
   01/01/2008                             to  12/31/2008       17.176578         9.299325          79,730.5242
   01/01/2009                             to  05/01/2009        9.299325         9.694132               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST
 - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.025010        13.314423               0.0000
   01/01/2006                             to  12/31/2006       13.314423        13.963702           8,786.7408
   01/01/2007                             to  12/31/2007       13.963702        15.332447          21,894.5167
   01/01/2008                             to  12/31/2008       15.332447         8.628179          23,305.7680
   01/01/2009                             to  05/01/2009        8.628179         8.192498               0.0000
=============                            ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/28/2008                             to  12/31/2008       36.103036        22.241518          60,122.2712
   01/01/2009                             to  12/31/2009       22.241518        28.803441         131,774.8000
=============                            ==== ==========       =========        =========       ==============
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       20.145119        20.667096          25,916.1842
   01/01/2007                             to  12/31/2007       20.667096        21.105102          65,850.2767
   01/01/2008                             to  12/31/2008       21.105102        12.629339          83,566.2232
   01/01/2009                             to  12/31/2009       12.629339        15.082553          85,873.9000
=============                            ==== ==========       =========        =========       ==============
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
 (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.783051        19.231640           2,075.0608
   01/01/2006                             to  04/30/2006       19.231640        20.135063           7,982.6687
=============                            ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       11.928348         7.884117       1,205,306.5843
   01/01/2009                             to  12/31/2009        7.884117        10.796267       1,267,227.0800
=============                            ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.600832         4.713570               0.0000
   01/01/2006                             to  12/31/2006        4.713570         4.746482         121,307.2677
   01/01/2007                             to  12/31/2007        4.746482         5.431719         234,524.1150
   01/01/2008                             to  04/25/2008        5.431719         5.174681               0.0000
=============                            ==== ==========       =========        =========       ==============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       21.446190        26.340679          14,799.6300
=============                            ==== ==========       =========        =========       ==============

                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       10.685840        14.181330       32,349.2700
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       38.593875        41.323770       39,453.8054
   01/01/2007                             to  12/31/2007       41.323770        42.234935       81,818.4590
   01/01/2008                             to  12/31/2008       42.234935        32.192599       83,415.7763
   01/01/2009                             to  12/31/2009       32.192599        37.385653      107,294.3000
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       22.895703        23.221508            0.0000
   01/01/2006                             to  04/30/2006       23.221508        23.895322       13,923.7847
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.857362        13.045438            0.0000
   01/01/2006                             to  12/31/2006       13.045438        15.531155       57,433.6218
   01/01/2007                             to  12/31/2007       15.531155        16.401201      276,376.3158
   01/01/2008                             to  12/31/2008       16.401201        10.857231      484,169.0684
   01/01/2009                             to  12/31/2009       10.857231        12.870772      519,340.1800
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       14.353097         9.413872       66,744.0613
   01/01/2009                             to  12/31/2009        9.413872        12.805302       92,609.9700
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       15.102096        15.664466      126,166.8572
   01/01/2007                             to  12/31/2007       15.664466        16.037286      239,613.9900
   01/01/2008                             to  12/31/2008       16.037286        15.678019      265,209.5089
   01/01/2009                             to  12/31/2009       15.678019        16.049414      280,016.9500
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.575288        20.111575            0.0000
   01/01/2006                             to  04/30/2006       20.111575        19.347024        4,969.1725
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.748670        14.929039       18,584.4022
   01/01/2006                             to  04/30/2006       14.929039        14.751367            0.0000
=============                            ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.674399        20.790433        1,436.2718
  01/01/2006    to  12/31/2006       20.790433        24.555310        2,451.6143
  01/01/2007    to  12/31/2007       24.555310        27.654096       14,303.8121
  01/01/2008    to  12/31/2008       27.654096        16.707434       34,099.7648
  01/01/2009    to  12/31/2009       16.707434        23.316359       24,232.1600
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      124.291738       130.035304          229.7593
  01/01/2006    to  12/31/2006      130.035304       140.561432          519.8556
  01/01/2007    to  12/31/2007      140.561432       154.852646        2,964.5798
  01/01/2008    to  12/31/2008      154.852646        85.078877        9,764.9819
  01/01/2009    to  12/31/2009       85.078877       116.319805       14,105.6800
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       87.776744        90.436184          330.4077
  01/01/2006    to  12/31/2006       90.436184       102.178930        1,197.9227
  01/01/2007    to  12/31/2007      102.178930       105.247824        4,771.6711
  01/01/2008    to  12/31/2008      105.247824        64.144168       15,142.3422
  01/01/2009    to  12/31/2009       64.144168        82.557893       11,573.0800
============   ==== ==========      ==========       ==========       ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       25.083626        26.221453            0.0000
  01/01/2006    to  12/31/2006       26.221453        31.231558          953.1434
  01/01/2007    to  12/31/2007       31.231558        35.359113       10,485.3640
  01/01/2008    to  12/31/2008       35.359113        20.672824       37,469.6102
  01/01/2009    to  12/31/2009       20.672824        27.783504       53,955.3500
============   ==== ==========      ==========       ==========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       12.181500        12.500445            0.0000
  01/01/2006    to  12/31/2006       12.500445        13.337393            0.0000
  01/01/2007    to  12/31/2007       13.337393        13.275262       11,125.9117
  01/01/2008    to  12/31/2008       13.275262         7.757776       12,903.2032
  01/01/2009    to  12/31/2009        7.757776        10.237856       12,628.6700
============   ==== ==========      ==========       ==========       ===========

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       25.962381        26.180671           0.0000
   01/01/2006                             to  12/31/2006       26.180671        29.475853           0.0000
   01/01/2007                             to  12/31/2007       29.475853        31.338794       1,019.0395
   01/01/2008                             to  12/31/2008       31.338794        21.723099         979.4373
   01/01/2009                             to  12/31/2009       21.723099        26.015059       2,991.6100
=============                            ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/13/2007                             to  12/31/2007       16.290919        16.250818         796.3599
   01/01/2008                             to  12/31/2008       16.250818        11.244488         739.2275
   01/01/2009                             to  05/01/2009       11.244488        10.994771           0.0000
=============                            ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.168564        14.360822           0.0000
   01/01/2006                             to  12/31/2006       14.360822        15.812843           0.0000
   01/01/2007                             to  11/12/2007       15.812843        16.061001           0.0000
=============                            ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE CAPITAL SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.507270        14.748226           0.0000
   01/01/2006                             to  12/31/2006       14.748226        16.434177           0.0000
   01/01/2007                             to  12/31/2007       16.434177        16.412549       1,693.9669
   01/01/2008                             to  12/31/2008       16.412549         9.313061       2,292.9599
   01/01/2009                             to  12/31/2009        9.313061        12.809068       1,890.4800
=============                            ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.959915         8.021442       1,240.8800
   01/01/2006                             to  12/31/2006        8.021442         9.277682       1,235.3819
   01/01/2007                             to  12/31/2007        9.277682         9.684679       6,170.2089
   01/01/2008                             to  12/31/2008        9.684679         6.782430       7,994.3312
   01/01/2009                             to  12/31/2009        6.782430         8.120033       5,134.5600
=============                            ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       28.387345        28.928999           0.0000
   01/01/2006                             to  12/31/2006       28.928999        33.138564           0.0000
   01/01/2007                             to  12/31/2007       33.138564        32.907247           0.0000
   01/01/2008                             to  12/31/2008       32.907247        20.465926           0.0000
   01/01/2009                             to  12/31/2009       20.465926        25.963083           0.0000
=============                            ==== ==========       =========        =========       ==========

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.639080        14.001549            0.0000
   01/01/2006                             to  12/31/2006       14.001549        16.239284            0.0000
   01/01/2007                             to  12/31/2007       16.239284        16.545190            0.0000
   01/01/2008                             to  12/31/2008       16.545190        10.444709            0.0000
   01/01/2009                             to  12/31/2009       10.444709        12.752615        3,290.0000
=============                            ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.021572        13.176112            0.0000
   01/01/2006                             to  12/31/2006       13.176112        13.516231            0.0000
   01/01/2007                             to  12/31/2007       13.516231        13.957225            0.0000
   01/01/2008                             to  12/31/2008       13.957225         8.582615            0.0000
   01/01/2009                             to  12/31/2009        8.582615        11.984043            0.0000
=============                            ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.412744        11.774569            0.0000
   01/01/2006                             to  12/31/2006       11.774569        13.022127            0.0000
   01/01/2007                             to  12/31/2007       13.022127        14.047598        4,527.4457
   01/01/2008                             to  12/31/2008       14.047598         8.167286        8,275.8171
   01/01/2009                             to  12/31/2009        8.167286        11.435592       12,922.2800
=============                            ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.531062        14.700332            0.0000
   01/01/2006                             to  12/31/2006       14.700332        15.951613          403.2034
   01/01/2007                             to  12/31/2007       15.951613        15.631561       11,023.4476
   01/01/2008                             to  12/31/2008       15.631561        10.603792       11,485.0363
   01/01/2009                             to  12/31/2009       10.603792        16.176575       17,281.4700
=============                            ==== ==========       =========        =========       ===========
LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.109234        12.143345            0.0000
   01/01/2006                             to  12/31/2006       12.143345        12.461438            0.0000
   01/01/2007                             to  12/31/2007       12.461438        12.819594        3,619.9244
   01/01/2008                             to  12/31/2008       12.819594        12.898751       13,877.3048
   01/01/2009                             to  12/31/2009       12.898751        12.677944       57,546.7000
=============                            ==== ==========       =========        =========       ===========

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.827280        15.040585            0.0000
   01/01/2006                             to  12/31/2006       15.040585        16.198560          636.2617
   01/01/2007                             to  12/31/2007       16.198560        16.312586        6,665.7355
   01/01/2008                             to  12/31/2008       16.312586        12.125011       14,761.6749
   01/01/2009                             to  12/31/2009       12.125011        17.503256       19,742.1600
=============                            ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       11.278624        11.336770        1,729.8760
   01/01/2008                             to  12/31/2008       11.336770         6.970173        2,659.0638
   01/01/2009                             to  12/31/2009        6.970173         8.147896        2,936.4900
=============                            ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.470106         9.691818            0.0000
   01/01/2006                             to  12/31/2006        9.691818        10.859382            0.0000
   01/01/2007                             to  04/27/2007       10.859382        11.373845            0.0000
=============                            ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.291852        14.206292      215,417.3746
   01/01/2006                             to  12/31/2006       14.206292        19.168944      260,316.3947
   01/01/2007                             to  12/31/2007       19.168944        15.975954      201,142.8970
   01/01/2008                             to  12/31/2008       15.975954         9.137520      196,699.6767
   01/01/2009                             to  12/31/2009        9.137520        12.073645      215,127.4600
=============                            ==== ==========       =========        =========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       10.950780        11.202746            0.0000
   01/01/2006                             to  12/31/2006       11.202746        13.649426          179.1712
   01/01/2007                             to  12/31/2007       13.649426        13.254345        3,573.2566
   01/01/2008                             to  12/31/2008       13.254345         9.719285        8,416.4726
   01/01/2009                             to  12/31/2009        9.719285        12.304479       21,926.5800
=============                            ==== ==========       =========        =========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       11.314958        15.543277       10,063.5000
=============                            ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JANUS FORTY SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       101.242755       105.091300           0.0000
  01/01/2006    to  12/31/2006       105.091300       106.237121           0.0000
  01/01/2007    to  12/31/2007       106.237121       135.911418         606.9151
  01/01/2008    to  12/31/2008       135.911418        77.493119       4,429.9261
  01/01/2009    to  12/31/2009        77.493119       108.836395       2,549.9700
============   ==== ==========       ==========       ==========     ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007        17.144016        15.154954     255,865.3074
  01/01/2008    to  12/31/2008        15.154954         9.169250     252,029.3262
  01/01/2009    to  12/31/2009         9.169250        12.297858     249,227.7500
============   ==== ==========       ==========       ==========     ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005        10.376950        10.835361           0.0000
  01/01/2006    to  12/31/2006        10.835361        11.961191         957.6786
  01/01/2007    to  04/27/2007        11.961191        13.188822           0.0000
============   ==== ==========       ==========       ==========     ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        10.246184        10.615920         466.5593
  01/01/2006    to  12/31/2006        10.615920        11.096791     180,470.7371
  01/01/2007    to  12/31/2007        11.096791        10.238575     169,346.0937
  01/01/2008    to  12/31/2008        10.238575         4.556518     192,377.2395
  01/01/2009    to  12/31/2009         4.556518         6.165216     173,157.6300
============   ==== ==========       ==========       ==========     ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        46.361445        47.554144     416,874.6794
  01/01/2006    to  12/31/2006        47.554144        54.932958     361,260.9222
  01/01/2007    to  12/31/2007        54.932958        55.871106     280,740.8425
  01/01/2008    to  12/31/2008        55.871106        34.883018     257,505.5650
  01/01/2009    to  12/31/2009        34.883018        40.501421     241,971.2300
============   ==== ==========       ==========       ==========     ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        18.669388        19.329376           0.0000
  01/01/2006    to  04/30/2006        19.329376        20.645723         378.9530
============   ==== ==========       ==========       ==========     ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        23.165416        23.922858           0.0000
  01/01/2006    to  12/31/2006        23.922858        26.318777       1,179.9664
  01/01/2007    to  12/31/2007        26.318777        25.962529       5,972.4347
  01/01/2008    to  12/31/2008        25.962529        15.587328      29,515.6016
  01/01/2009    to  12/31/2009        15.587328        19.342430      79,270.9800
============   ==== ==========       ==========       ==========     ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.462615        14.344190             165.5307
  01/01/2007    to  12/31/2007       14.344190        15.669608           1,556.7524
  01/01/2008    to  12/31/2008       15.669608         9.434071          15,025.9432
  01/01/2009    to  12/31/2009        9.434071        12.417015          23,274.1600
============   ==== ==========       =========        =========       ==============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.138751        11.382827               0.0000
  01/01/2006    to  04/30/2006       11.382827        12.998548               0.0000
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997863         6.575143          27,813.3408
  01/01/2009    to  12/31/2009        6.575143         8.052755         955,074.8000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.190466         6.098843         207,424.5227
  01/01/2009    to  12/31/2009        6.098843        10.104896         279,051.0700
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.243946        10.097979               0.0000
  01/01/2006    to  12/31/2006       10.097979        12.685370             201.7841
  01/01/2007    to  12/31/2007       12.685370        16.019821          14,899.4231
  01/01/2008    to  11/07/2008       16.019821         7.771609               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.800285        12.520131         679,925.4793
  01/01/2006    to  12/31/2006       12.520131        15.540801         858,070.7481
  01/01/2007    to  12/31/2007       15.540801        17.264543         801,608.9169
  01/01/2008    to  12/31/2008       17.264543         9.757497         656,589.4780
  01/01/2009    to  12/31/2009        9.757497        12.589633         665,355.4200
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.034766        11.052243       2,002,894.3668
  01/01/2006    to  12/31/2006       11.052243        10.881314       1,426,155.8638
  01/01/2007    to  12/31/2007       10.881314        11.822245         871,099.6046
  01/01/2008    to  12/31/2008       11.822245        10.794618         953,619.1946
  01/01/2009    to  12/31/2009       10.794618        12.496906       1,041,955.2900
============   ==== ==========       =========        =========       ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.704327        11.881093        1,220,372.1466
  01/01/2006    to  12/31/2006       11.881093        12.178696        1,294,910.4370
  01/01/2007    to  12/31/2007       12.178696        12.845665          959,956.6806
  01/01/2008    to  12/31/2008       12.845665        12.648587          939,052.9621
  01/01/2009    to  12/31/2009       12.648587        14.640758        1,483,864.8500
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.787051        16.134681                0.0000
  01/01/2006    to  12/31/2006       16.134681        18.343743                0.0000
  01/01/2007    to  12/31/2007       18.343743        18.887870            3,279.6728
  01/01/2008    to  12/31/2008       18.887870        12.439859            3,409.6860
  01/01/2009    to  12/31/2009       12.439859        15.113510            4,172.3600
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.136204        11.146096            6,071.7900
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.366610         7.935494          869,196.4400
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.359035        17.733811          876,037.8905
  01/01/2007    to  12/31/2007       17.733811        16.864090          704,498.0599
  01/01/2008    to  12/31/2008       16.864090        11.605429          560,127.9276
  01/01/2009    to  12/31/2009       11.605429        14.391738          545,261.8900
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.358872        16.576795                0.0000
  01/01/2006    to  11/12/2006       16.576795        18.395653              283.2623
============   ==== ==========       =========        =========        ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.115753        10.437309           75,041.1219
  01/01/2006    to  12/31/2006       10.437309        11.879528          162,375.7508
  01/01/2007    to  12/31/2007       11.879528        11.358566          188,011.0977
  01/01/2008    to  12/31/2008       11.358566         7.138352          211,027.5862
  01/01/2009    to  12/31/2009        7.138352         8.860663          226,756.6500
============   ==== ==========       =========        =========        ==============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.518753         9.793511                0.0000
  01/01/2006    to  12/31/2006        9.793511        10.408850              576.7971
  01/01/2007    to  12/31/2007       10.408850        12.603466            3,278.8347
  01/01/2008    to  12/31/2008       12.603466         6.580911           36,092.5713
  01/01/2009    to  12/31/2009        6.580911        10.150113           61,731.8600
============   ==== ==========       =========        =========        ==============

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       40.219852        41.746322          990.2999
   01/01/2007                             to  12/31/2007       41.746322        43.444216        5,306.2739
   01/01/2008                             to  12/31/2008       43.444216        41.082523       17,305.6434
   01/01/2009                             to  12/31/2009       41.082523        44.035199       28,978.9200
=============                            ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.671960        14.803743            0.0000
   01/01/2006                             to  04/30/2006       14.803743        14.623515            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.894616        12.432399        3,615.4000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP
 SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.631346        16.097479            0.0000
   01/01/2006                             to  12/31/2006       16.097479        16.756905        1,296.9296
   01/01/2007                             to  12/31/2007       16.756905        17.079423            0.0000
   01/01/2008                             to  12/31/2008       17.079423         9.242076          338.2863
   01/01/2009                             to  05/01/2009        9.242076         9.632848            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST
 - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.959467        13.246461            0.0000
   01/01/2006                             to  12/31/2006       13.246461        13.885499            0.0000
   01/01/2007                             to  12/31/2007       13.885499        15.238914            0.0000
   01/01/2008                             to  12/31/2008       15.238914         8.571232           99.5436
   01/01/2009                             to  05/01/2009        8.571232         8.137073            0.0000
=============                            ==== ==========       =========        =========       ===========
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/28/2008                             to  12/31/2008       35.860185        22.084398        5,669.0746
   01/01/2009                             to  12/31/2009       22.084398        28.585666       11,487.1900
=============                            ==== ==========       =========        =========       ===========
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       20.047915        20.560555            0.0000
   01/01/2007                             to  12/31/2007       20.560555        20.985747            0.0000
   01/01/2008                             to  12/31/2008       20.985747        12.551602            0.0000
   01/01/2009                             to  12/31/2009       12.551602        14.982218          388.4300
=============                            ==== ==========       =========        =========       ===========

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
 (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.696901        19.142042            0.0000
   01/01/2006                             to  04/30/2006       19.142042        20.038018            0.0000
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       11.892621         7.857833      464,548.2833
   01/01/2009                             to  12/31/2009        7.857833        10.754899      606,263.3700
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.589011         4.701118            0.0000
   01/01/2006                             to  12/31/2006        4.701118         4.731582          834.9375
   01/01/2007                             to  12/31/2007        4.731582         5.411947        1,822.1248
   01/01/2008                             to  04/25/2008        5.411947         5.155025            0.0000
=============                            ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       21.285705        26.134957          792.4400
=============                            ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       10.683112        14.173037       48,950.7700
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       38.228705        40.919203            0.0000
   01/01/2007                             to  12/31/2007       40.919203        41.800428          189.6453
   01/01/2008                             to  12/31/2008       41.800428        31.845411        6,424.2840
   01/01/2009                             to  12/31/2009       31.845411        36.963975        9,838.4800
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       22.765556        23.087832            0.0000
   01/01/2006                             to  04/30/2006       23.087832        23.753928            0.0000
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.810480        12.996926            0.0000
   01/01/2006                             to  12/31/2006       12.996926        15.465689            0.0000
   01/01/2007                             to  12/31/2007       15.465689        16.323859            0.0000
   01/01/2008                             to  12/31/2008       16.323859        10.800602        6,023.0165
   01/01/2009                             to  12/31/2009       10.800602        12.797239        7,193.9900
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       14.273182         9.358278        2,342.0587
   01/01/2009                             to  12/31/2009        9.358278        12.723315        6,007.7900
=============                            ==== ==========       =========        =========      ============

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       15.015458        15.569440        1,027.4422
   01/01/2007                             to  12/31/2007       15.569440        15.931987       11,244.5410
   01/01/2008                             to  12/31/2008       15.931987        15.567272       12,609.1707
   01/01/2009                             to  12/31/2009       15.567272        15.928079       14,984.6400
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.440711        19.971862            0.0000
   01/01/2006                             to  04/30/2006       19.971862        19.209515            0.0000
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.667575        14.845874       26,831.1712
   01/01/2006                             to  04/30/2006       14.845874        14.666821            0.0000
=============                            ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.507348        20.610917          631.2545
  01/01/2006    to  12/31/2006       20.610917        24.319039       43,781.3678
  01/01/2007    to  12/31/2007       24.319039        27.360500      150,829.6810
  01/01/2008    to  12/31/2008       27.360500        16.513449      152,726.1519
  01/01/2009    to  12/31/2009       16.513449        23.022611      137,174.8200
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      121.617089       127.218593        1,666.6580
  01/01/2006    to  12/31/2006      127.218593       137.379674       14,569.1198
  01/01/2007    to  12/31/2007      137.379674       151.195319       58,850.7266
  01/01/2008    to  12/31/2008      151.195319        82.985950       67,302.7325
  01/01/2009    to  12/31/2009       82.985950       113.344953       64,539.5100
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       85.888171        88.477545          315.7436
  01/01/2006    to  12/31/2006       88.477545        99.866384       15,265.0689
  01/01/2007    to  12/31/2007       99.866384       102.762465       60,291.5722
  01/01/2008    to  12/31/2008      102.762465        62.566500       58,600.1047
  01/01/2009    to  12/31/2009       62.566500        80.446834       56,583.6800
============   ==== ==========      ==========       ==========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       24.746710        25.865503        5,654.9972
  01/01/2006    to  12/31/2006       25.865503        30.776908       60,843.4682
  01/01/2007    to  12/31/2007       30.776908        34.809377      188,253.6106
  01/01/2008    to  12/31/2008       34.809377        20.330972      205,061.1963
  01/01/2009    to  12/31/2009       20.330972        27.296759      198,766.0500
============   ==== ==========      ==========       ==========      ============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       12.138902        12.454922          563.7969
  01/01/2006    to  12/31/2006       12.454922        13.275577       37,796.2280
  01/01/2007    to  12/31/2007       13.275577        13.200454      154,458.4491
  01/01/2008    to  12/31/2008       13.200454         7.706304      156,057.7578
  01/01/2009    to  12/31/2009        7.706304        10.159760      144,170.3500
============   ==== ==========      ==========       ==========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       25.600132        25.811626            0.0000
   01/01/2006                             to  12/31/2006       25.811626        29.031409        5,032.5526
   01/01/2007                             to  12/31/2007       29.031409        30.835252       20,394.9252
   01/01/2008                             to  12/31/2008       30.835252        21.352588       20,486.8607
   01/01/2009                             to  12/31/2009       21.352588        25.545781       31,810.0500
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/13/2007                             to  12/31/2007       16.207768        16.165743       36,153.9027
   01/01/2008                             to  12/31/2008       16.165743        11.174386       35,988.8061
   01/01/2009                             to  05/01/2009       11.174386        10.922586            0.0000
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.124688        14.314271            0.0000
   01/01/2006                             to  12/31/2006       14.314271        15.745881       20,693.5992
   01/01/2007                             to  11/12/2007       15.745881        15.979199            0.0000
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE CAPITAL SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.462344        14.700418        1,066.9626
   01/01/2006                             to  12/31/2006       14.700418        16.364583       26,280.0430
   01/01/2007                             to  12/31/2007       16.364583        16.326625      128,192.3264
   01/01/2008                             to  12/31/2008       16.326625         9.254985       91,712.3840
   01/01/2009                             to  12/31/2009        9.254985        12.716466       81,191.1200
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.911078         7.971069          991.7994
   01/01/2006                             to  12/31/2006        7.971069         9.210237       15,414.4516
   01/01/2007                             to  12/31/2007        9.210237         9.604617       44,706.2736
   01/01/2008                             to  12/31/2008        9.604617         6.719604       50,554.7385
   01/01/2009                             to  12/31/2009        6.719604         8.036776       34,976.2300
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       28.050856        28.581938            0.0000
   01/01/2006                             to  12/31/2006       28.581938        32.708386        4,201.0994
   01/01/2007                             to  12/31/2007       32.708386        32.447434        9,112.1457
   01/01/2008                             to  12/31/2008       32.447434        20.159670        4,462.3354
   01/01/2009                             to  12/31/2009       20.159670        25.548992        4,474.6100
=============                            ==== ==========       =========        =========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.534141        13.891804            0.0000
   01/01/2006                             to  12/31/2006       13.891804        16.095948       15,449.1065
   01/01/2007                             to  12/31/2007       16.095948        16.382678       23,299.5666
   01/01/2008                             to  12/31/2008       16.382678        10.331724       25,826.3305
   01/01/2009                             to  12/31/2009       10.331724        12.602056       27,131.9700
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       12.923961        13.075442            0.0000
   01/01/2006                             to  12/31/2006       13.075442        13.399593       31,008.1822
   01/01/2007                             to  12/31/2007       13.399593        13.822878       95,436.3549
   01/01/2008                             to  12/31/2008       13.822878         8.491457       98,060.4475
   01/01/2009                             to  12/31/2009        8.491457        11.844908       82,487.6600
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.372835        11.731690          510.1237
   01/01/2006                             to  12/31/2006       11.731690        12.961772       13,573.6867
   01/01/2007                             to  12/31/2007       12.961772        13.968441       47,263.6566
   01/01/2008                             to  12/31/2008       13.968441         8.113098       57,979.7384
   01/01/2009                             to  12/31/2009        8.113098        11.348362       61,010.1700
=============                            ==== ==========       =========        =========      ============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.422159        14.588044            0.0000
   01/01/2006                             to  12/31/2006       14.588044        15.813995       14,414.1085
   01/01/2007                             to  12/31/2007       15.813995        15.481133       37,854.2400
   01/01/2008                             to  12/31/2008       15.481133        10.491207       61,018.4084
   01/01/2009                             to  12/31/2009       10.491207        15.988846       55,019.5800
=============                            ==== ==========       =========        =========      ============
LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.971984        12.003966          333.6018
   01/01/2006                             to  12/31/2006       12.003966        12.306133       21,697.6643
   01/01/2007                             to  12/31/2007       12.306133        12.647107       70,821.0225
   01/01/2008                             to  12/31/2008       12.647107        12.712443      188,446.7227
   01/01/2009                             to  12/31/2009       12.712443        12.482334       80,580.7100
=============                            ==== ==========       =========        =========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.691628        14.900818            0.0000
   01/01/2006                             to  12/31/2006       14.900818        16.032046       24,702.2025
   01/01/2007                             to  12/31/2007       16.032046        16.128680       55,269.3194
   01/01/2008                             to  12/31/2008       16.128680        11.976287       53,355.5823
   01/01/2009                             to  12/31/2009       11.976287        17.271305       81,153.8000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       11.176353        11.226432       36,127.3624
   01/01/2008                             to  12/31/2008       11.226432         6.895398       52,772.8462
   01/01/2009                             to  12/31/2009        6.895398         8.052427       80,100.6100
=============                            ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.398097         9.616726            0.0000
   01/01/2006                             to  12/31/2006        9.616726        10.764509        9,975.7132
   01/01/2007                             to  04/27/2007       10.764509        11.270804            0.0000
=============                            ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.271633        14.182623       86,646.7443
   01/01/2006                             to  12/31/2006       14.182623        19.117954      121,441.4993
   01/01/2007                             to  12/31/2007       19.117954        15.917430      147,927.0516
   01/01/2008                             to  12/31/2008       15.917430         9.094890      166,867.5082
   01/01/2009                             to  12/31/2009        9.094890        12.005300      165,292.7600
=============                            ==== ==========       =========        =========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       10.944702        11.194901            0.0000
   01/01/2006                             to  12/31/2006       11.194901        13.626277       30,684.3205
   01/01/2007                             to  12/31/2007       13.626277        13.218563       89,565.4985
   01/01/2008                             to  12/31/2008       13.218563         9.683312      101,340.8806
   01/01/2009                             to  12/31/2009        9.683312        12.246679       98,146.0600
=============                            ==== ==========       =========        =========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       11.232195        15.419422        2,796.8200
=============                            ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JANUS FORTY SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       98.995052        102.743233          36.7376
  01/01/2006    to  12/31/2006      102.743233        103.759913         191.7361
  01/01/2007    to  12/31/2007      103.759913        132.608964       5,737.9831
  01/01/2008    to  12/31/2008      132.608964         75.534117      10,868.5009
  01/01/2009    to  12/31/2009       75.534117        105.979039      11,191.9700
============   ==== ==========      ==========        ==========     ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.048968         15.060813     257,877.1651
  01/01/2008    to  12/31/2008       15.060813          9.103133     239,026.6245
  01/01/2009    to  12/31/2009        9.103133         12.196978     212,790.8400
============   ==== ==========      ==========        ==========     ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       10.371187         10.827771         917.1950
  01/01/2006    to  12/31/2006       10.827771         11.940901      24,581.1553
  01/01/2007    to  04/27/2007       11.940901         13.162166           0.0000
============   ==== ==========      ==========        ==========     ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245988         10.614176      24,236.9302
  01/01/2006    to  12/31/2006       10.614176         11.083909     105,921.4343
  01/01/2007    to  12/31/2007       11.083909         10.216408     162,559.7513
  01/01/2008    to  12/31/2008       10.216408          4.542073     188,844.3348
  01/01/2009    to  12/31/2009        4.542073          6.139525     190,035.6200
============   ==== ==========      ==========        ==========     ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       46.122353         47.302031     275,629.5718
  01/01/2006    to  12/31/2006       47.302031         54.587274     249,601.0989
  01/01/2007    to  12/31/2007       54.587274         55.463710     227,997.5920
  01/01/2008    to  12/31/2008       55.463710         34.593831     192,108.4190
  01/01/2009    to  12/31/2009       34.593831         40.125478     173,984.7400
============   ==== ==========      ==========        ==========     ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.502136         19.153432       4,856.7965
  01/01/2006    to  04/30/2006       19.153432         20.451193       6,086.3064
============   ==== ==========      ==========        ==========     ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       22.975841         23.723639       1,303.0320
  01/01/2006    to  12/31/2006       23.723639         26.073597      15,887.7636
  01/01/2007    to  12/31/2007       26.073597         25.694822      46,957.9809
  01/01/2008    to  12/31/2008       25.694822         15.411100      53,037.3276
  01/01/2009    to  12/31/2009       15.411100         19.104625      62,160.3200
============   ==== ==========      ==========        ==========     ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.396815        14.269461       22,752.4510
  01/01/2007    to  12/31/2007       14.269461        15.572310       71,380.1367
  01/01/2008    to  12/31/2008       15.572310         9.366067       81,140.8586
  01/01/2009    to  12/31/2009        9.366067        12.315184       80,211.5000
============   ==== ==========       =========        =========      ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH
SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.132569        11.374857          345.0187
  01/01/2006    to  04/30/2006       11.374857        12.985253       12,316.3916
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         6.570607       28,316.8258
  01/01/2009    to  12/31/2009        6.570607         8.039157       42,413.6100
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.174740         6.082499      254,692.9255
  01/01/2009    to  12/31/2009        6.082499        10.067748      226,405.4400
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.154819         9.999169          203.9424
  01/01/2006    to  12/31/2006        9.999169        12.548729       41,667.8792
  01/01/2007    to  12/31/2007       12.548729        15.831349      129,019.4942
  01/01/2008    to  11/07/2008       15.831349         7.673588            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.739175        12.453487      326,612.1605
  01/01/2006    to  12/31/2006       12.453487        15.442674      349,136.4641
  01/01/2007    to  12/31/2007       15.442674        17.138290      422,776.4752
  01/01/2008    to  12/31/2008       17.138290         9.676406      414,107.8907
  01/01/2009    to  12/31/2009        9.676406        12.472521      375,609.3900
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.006954        11.022786      377,386.3163
  01/01/2006    to  12/31/2006       11.022786        10.841492      307,553.7396
  01/01/2007    to  12/31/2007       10.841492        11.767146      453,759.8332
  01/01/2008    to  12/31/2008       11.767146        10.733536      360,202.9360
  01/01/2009    to  12/31/2009       10.733536        12.413779      356,915.9500
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.643672        11.817806        913,535.7194
  01/01/2006    to  12/31/2006       11.817806        12.101748      1,030,788.4572
  01/01/2007    to  12/31/2007       12.101748        12.751678      1,225,143.0195
  01/01/2008    to  12/31/2008       12.751678        12.543460      1,085,536.0072
  01/01/2009    to  12/31/2009       12.543460        14.504569      1,050,456.3900
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.602501        15.943751              0.0000
  01/01/2006    to  12/31/2006       15.943751        18.108614         12,647.2147
  01/01/2007    to  12/31/2007       18.108614        18.627029         43,910.5286
  01/01/2008    to  12/31/2008       18.627029        12.255741         40,489.3615
  01/01/2009    to  12/31/2009       12.255741        14.874933         36,364.6100
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.128746        11.129654         18,215.7000
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.311518         7.861642        400,716.2900
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.280427        17.651281        278,209.8687
  01/01/2007    to  12/31/2007       17.651281        16.768726        247,135.6746
  01/01/2008    to  12/31/2008       16.768726        11.528208        195,931.4458
  01/01/2009    to  12/31/2009       11.528208        14.281682        178,668.2500
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.228339        16.442132              0.0000
  01/01/2006    to  11/12/2006       16.442132        18.230529          2,613.0300
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.110437        10.430310         20,174.2044
  01/01/2006    to  12/31/2006       10.430310        11.859735         66,675.2605
  01/01/2007    to  12/31/2007       11.859735        11.328245        119,708.7443
  01/01/2008    to  12/31/2008       11.328245         7.112139        120,859.4214
  01/01/2009    to  12/31/2009        7.112139         8.819300        115,988.9400
============   ==== ==========       =========        =========      ==============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.473774         9.745818            721.8580
  01/01/2006    to  12/31/2006        9.745818        10.347836         47,013.5585
  01/01/2007    to  12/31/2007       10.347836        12.517002        171,605.1195
  01/01/2008    to  12/31/2008       12.517002         6.529188        237,067.1921
  01/01/2009    to  12/31/2009        6.529188        10.060277        209,708.3600
============   ==== ==========       =========        =========      ==============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       39.317626        40.782816       14,464.6486
   01/01/2007                             to  12/31/2007       40.782816        42.398893       58,651.2698
   01/01/2008                             to  12/31/2008       42.398893        40.053835       45,325.9607
   01/01/2009                             to  12/31/2009       40.053835        42.889677       50,209.6100
=============                            ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.505704        14.633870          961.1420
   01/01/2006                             to  04/30/2006       14.633870        14.451038        6,898.8622
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.769871        12.267573       64,067.0300
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP
 SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.488314        15.947865            0.0000
   01/01/2006                             to  12/31/2006       15.947865        16.584616       17,938.8803
   01/01/2007                             to  12/31/2007       16.584616        16.886828       77,792.1257
   01/01/2008                             to  12/31/2008       16.886828         9.128670       70,566.9097
   01/01/2009                             to  05/01/2009        9.128670         9.511479            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST
 - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.829416        13.111624            0.0000
   01/01/2006                             to  12/31/2006       13.111624        13.730459            0.0000
   01/01/2007                             to  12/31/2007       13.730459        15.053622          773.0501
   01/01/2008                             to  12/31/2008       15.053622         8.458501        3,105.7753
   01/01/2009                             to  05/01/2009        8.458501         8.027381            0.0000
=============                            ==== ==========       =========        =========       ===========
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/28/2008                             to  12/31/2008       35.379369        21.773477          880.4370
   01/01/2009                             to  12/31/2009       21.773477        28.155042       10,352.6200
=============                            ==== ==========       =========        =========       ===========
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       19.854982        20.349193        2,993.4227
   01/01/2007                             to  12/31/2007       20.349193        20.749143        8,469.5327
   01/01/2008                             to  12/31/2008       20.749143        12.397610       14,208.4651
   01/01/2009                             to  12/31/2009       12.397610        14.783606       14,764.4200
=============                            ==== ==========       =========        =========       ===========

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
 (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.525847        18.964160          659.7503
   01/01/2006                             to  04/30/2006       18.964160        19.845398        1,806.2822
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       11.821507         7.805540      145,950.4754
   01/01/2009                             to  12/31/2009        7.805540        10.672653      132,020.5200
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.565469         4.676322            0.0000
   01/01/2006                             to  12/31/2006        4.676322         4.701934        2,837.8638
   01/01/2007                             to  12/31/2007        4.701934         5.372633       46,983.4995
   01/01/2008                             to  04/25/2008        5.372633         5.115951            0.0000
=============                            ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       20.968328        25.728318          530.2200
=============                            ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       10.677658        14.156467        2,220.3900
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       37.508955        40.122198        8,444.6345
   01/01/2007                             to  12/31/2007       40.122198        40.945082       16,858.1065
   01/01/2008                             to  12/31/2008       40.945082        31.162460       16,632.7794
   01/01/2009                             to  12/31/2009       31.162460        36.135101       14,888.6500
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       22.507571        22.822880            0.0000
   01/01/2006                             to  04/30/2006       22.822880        23.473746        2,506.7389
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.717262        12.900477            0.0000
   01/01/2006                             to  12/31/2006       12.900477        15.335629       27,637.2991
   01/01/2007                             to  12/31/2007       15.335629        16.170322       78,116.3613
   01/01/2008                             to  12/31/2008       16.170322        10.688265       94,014.8928
   01/01/2009                             to  12/31/2009       10.688265        12.651473       90,863.7800
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       14.114684         9.248071        4,197.6206
   01/01/2009                             to  12/31/2009        9.248071        12.560912        3,892.3100
=============                            ==== ==========       =========        =========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.843732        15.381181       38,268.4717
   01/01/2007                             to  12/31/2007       15.381181        15.723533       84,281.3315
   01/01/2008                             to  12/31/2008       15.723533        15.348191       73,467.4776
   01/01/2009                             to  12/31/2009       15.348191        15.688227       58,259.0900
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.174422        19.695440            0.0000
   01/01/2006                             to  04/30/2006       19.695440        18.937521          405.0525
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.506776        14.680991       12,874.4648
   01/01/2006                             to  04/30/2006       14.680991        14.499238            0.0000
=============                            ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.341654        20.432885            0.0000
  01/01/2006    to  12/31/2006       20.432885        24.084955        5,847.9753
  01/01/2007    to  12/31/2007       24.084955        27.069915        9,054.6045
  01/01/2008    to  12/31/2008       27.069915        16.321653       13,392.5320
  01/01/2009    to  12/31/2009       16.321653        22.732475       11,692.9600
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      118.999038       124.461886            0.0000
  01/01/2006    to  12/31/2006      124.461886       134.268801        2,570.4331
  01/01/2007    to  12/31/2007      134.268801       147.623069        2,921.1078
  01/01/2008    to  12/31/2008      147.623069        80.943794        5,256.3877
  01/01/2009    to  12/31/2009       80.943794       110.445207        6,821.8000
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       84.039554        86.560624            0.0000
  01/01/2006    to  12/31/2006       86.560624        97.605349        1,640.3037
  01/01/2007    to  12/31/2007       97.605349       100.334912        1,933.8169
  01/01/2008    to  12/31/2008      100.334912        61.027097        4,382.3233
  01/01/2009    to  12/31/2009       61.027097        78.389064        4,484.6600
============   ==== ==========      ==========       ==========       ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       24.414197        25.514256          171.9310
  01/01/2006    to  12/31/2006       25.514256        30.328712        5,381.6059
  01/01/2007    to  12/31/2007       30.328712        34.267990        9,719.9313
  01/01/2008    to  12/31/2008       34.267990        19.994657       21,228.6250
  01/01/2009    to  12/31/2009       19.994657        26.818385       27,260.9600
============   ==== ==========      ==========       ==========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       12.096437        12.409547            0.0000
  01/01/2006    to  12/31/2006       12.409547        13.214025        5,031.4972
  01/01/2007    to  12/31/2007       13.214025        13.126040       11,038.1499
  01/01/2008    to  12/31/2008       13.126040         7.655157       23,269.3303
  01/01/2009    to  12/31/2009        7.655157        10.082240       23,011.6200
============   ==== ==========      ==========       ==========       ===========

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       25.242798        25.447641           0.0000
   01/01/2006                             to  12/31/2006       25.447641        28.593497       5,712.2629
   01/01/2007                             to  12/31/2007       28.593497        30.339612       6,878.5602
   01/01/2008                             to  12/31/2008       30.339612        20.988266       8,020.8299
   01/01/2009                             to  12/31/2009       20.988266        25.084812       8,331.1400
=============                            ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/13/2007                             to  12/31/2007       16.125012        16.081082         308.8976
   01/01/2008                             to  12/31/2008       16.081082        11.104699         264.5935
   01/01/2009                             to  05/01/2009       11.104699        10.850855           0.0000
=============                            ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.080932        14.267853           0.0000
   01/01/2006                             to  12/31/2006       14.267853        15.679177           0.0000
   01/01/2007                             to  11/12/2007       15.679177        15.897784           0.0000
=============                            ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE CAPITAL SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.417540        14.652747           0.0000
   01/01/2006                             to  12/31/2006       14.652747        16.295258         490.9051
   01/01/2007                             to  12/31/2007       16.295258        16.241119         789.6004
   01/01/2008                             to  12/31/2008       16.241119         9.197253         747.9861
   01/01/2009                             to  12/31/2009        9.197253        12.624509         721.9500
=============                            ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.862522         7.920994           0.0000
   01/01/2006                             to  12/31/2006        7.920994         9.143257       4,662.1600
   01/01/2007                             to  12/31/2007        9.143257         9.525187       5,124.8977
   01/01/2008                             to  12/31/2008        9.525187         6.657340       7,130.3075
   01/01/2009                             to  12/31/2009        6.657340         7.954349       7,050.8600
=============                            ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       27.718231        28.238912           0.0000
   01/01/2006                             to  12/31/2006       28.238912        32.283633         660.2462
   01/01/2007                             to  12/31/2007       32.283633        31.993877       1,021.1683
   01/01/2008                             to  12/31/2008       31.993877        19.857893       1,050.7639
   01/01/2009                             to  12/31/2009       19.857893        25.141374       1,078.8600
=============                            ==== ==========       =========        =========       ==========

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.429971        13.782878            0.0000
   01/01/2006                             to  12/31/2006       13.782878        15.953826            0.0000
   01/01/2007                             to  12/31/2007       15.953826        16.221703          364.3857
   01/01/2008                             to  12/31/2008       16.221703        10.219924        3,169.2862
   01/01/2009                             to  12/31/2009       10.219924        12.453229        3,099.3700
=============                            ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       12.827045        12.975504          301.9291
   01/01/2006                             to  12/31/2006       12.975504        13.283918        3,577.1857
   01/01/2007                             to  12/31/2007       13.283918        13.689776        4,602.8462
   01/01/2008                             to  12/31/2008       13.689776         8.401237        4,629.9354
   01/01/2009                             to  12/31/2009        8.401237        11.707346        4,470.7100
=============                            ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.333050        11.688951          270.1881
   01/01/2006                             to  12/31/2006       11.688951        12.901674        2,529.6527
   01/01/2007                             to  12/31/2007       12.901674        13.889702        3,587.8067
   01/01/2008                             to  12/31/2008       13.889702         8.059253        2,437.4451
   01/01/2009                             to  12/31/2009        8.059253        11.261775        2,181.0000
=============                            ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.314032        14.476571            0.0000
   01/01/2006                             to  12/31/2006       14.476571        15.677514        1,353.5967
   01/01/2007                             to  12/31/2007       15.677514        15.332099        2,948.5161
   01/01/2008                             to  12/31/2008       15.332099        10.379781        4,510.0825
   01/01/2009                             to  12/31/2009       10.379781        15.803240        3,249.2600
=============                            ==== ==========       =========        =========       ===========
LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.836240        11.866136            0.0000
   01/01/2006                             to  12/31/2006       11.866136        12.152707        2,554.1082
   01/01/2007                             to  12/31/2007       12.152707        12.476878        2,491.2259
   01/01/2008                             to  12/31/2008       12.476878        12.528764       11,435.3778
   01/01/2009                             to  12/31/2009       12.528764        12.289682       19,450.1000
=============                            ==== ==========       =========        =========       ===========

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.557168        14.762300            0.0000
   01/01/2006                             to  12/31/2006       14.762300        15.867183        1,767.6075
   01/01/2007                             to  12/31/2007       15.867183        15.946781        3,171.0739
   01/01/2008                             to  12/31/2008       15.946781        11.829338        8,449.8024
   01/01/2009                             to  12/31/2009       11.829338        17.042356        8,042.7200
=============                            ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       11.074972        11.117130        2,442.6904
   01/01/2008                             to  12/31/2008       11.117130         6.821401        2,379.5865
   01/01/2009                             to  12/31/2009        6.821401         7.958050        2,984.6600
=============                            ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        9.326608         9.542188            0.0000
   01/01/2006                             to  12/31/2006        9.542188        10.670430          713.6091
   01/01/2007                             to  04/27/2007       10.670430        11.168659            0.0000
=============                            ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.251445        14.158993       91,971.6131
   01/01/2006                             to  12/31/2006       14.158993        19.067100      153,556.1189
   01/01/2007                             to  12/31/2007       19.067100        15.859122      113,099.7285
   01/01/2008                             to  12/31/2008       15.859122         9.052459       94,036.5642
   01/01/2009                             to  12/31/2009        9.052459        11.937341      115,465.4300
=============                            ==== ==========       =========        =========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       10.938626        11.187058            0.0000
   01/01/2006                             to  12/31/2006       11.187058        13.603159        6,142.1621
   01/01/2007                             to  12/31/2007       13.603159        13.182865       12,190.3032
   01/01/2008                             to  12/31/2008       13.182865         9.647463       15,871.9553
   01/01/2009                             to  12/31/2009        9.647463        12.189138       23,960.9800
=============                            ==== ==========       =========        =========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       11.150037        15.296553          957.4900
=============                            ==== ==========       =========        =========      ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JANUS FORTY SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL APPRECIATION FUND - CAPITAL APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       96.796412        100.446753           0.0000
  01/01/2006    to  12/31/2006      100.446753        101.339546         183.4878
  01/01/2007    to  12/31/2007      101.339546        129.385533         346.5941
  01/01/2008    to  12/31/2008      129.385533         73.623943       1,258.3167
  01/01/2009    to  12/31/2009       73.623943        103.195724         968.5800
============   ==== ==========      ==========        ==========     ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.153960         15.143385     161,946.0384
  01/01/2008    to  12/31/2008       15.143385          9.143843     131,131.9405
  01/01/2009    to  12/31/2009        9.143843         12.239277     162,548.7100
============   ==== ==========      ==========        ==========     ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       10.365425         10.820183           0.0000
  01/01/2006    to  12/31/2006       10.820183         11.920639       2,985.5779
  01/01/2007    to  04/27/2007       11.920639         13.135553           0.0000
============   ==== ==========      ==========        ==========     ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245793         10.612431           0.0000
  01/01/2006    to  12/31/2006       10.612431         11.071037      41,083.6040
  01/01/2007    to  12/31/2007       11.071037         10.194281      55,696.8178
  01/01/2008    to  12/31/2008       10.194281          4.527670      61,456.5442
  01/01/2009    to  12/31/2009        4.527670          6.113936      84,855.2800
============   ==== ==========      ==========        ==========     ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       46.642724         47.828763     183,199.4712
  01/01/2006    to  12/31/2006       47.828763         55.140128     188,111.0646
  01/01/2007    to  12/31/2007       55.140128         55.969125     196,659.7944
  01/01/2008    to  12/31/2008       55.969125         34.873955     167,284.0181
  01/01/2009    to  12/31/2009       34.873955         40.409933     158,947.5300
============   ==== ==========      ==========        ==========     ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.336322         18.979026           0.0000
  01/01/2006    to  04/30/2006       18.979026         20.258425       3,699.2635
============   ==== ==========      ==========        ==========     ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       22.787748         23.526005           0.0000
  01/01/2006    to  12/31/2006       23.526005         25.830613       1,894.4947
  01/01/2007    to  12/31/2007       25.830613         25.429778       4,397.2138
  01/01/2008    to  12/31/2008       25.429778         15.236806       7,267.4154
  01/01/2009    to  12/31/2009       15.236806         18.869671      10,351.5300
============   ==== ==========      ==========        ==========     ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.331290        14.195093            0.0000
  01/01/2007    to  12/31/2007       14.195093        15.475581        1,355.3700
  01/01/2008    to  12/31/2008       15.475581         9.298531        7,006.7443
  01/01/2009    to  12/31/2009        9.298531        12.214161        8,532.5300
============   ==== ==========       =========        =========      ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH
SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.126389        11.366890            0.0000
  01/01/2006    to  04/30/2006       11.366890        12.971968            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997644         6.566075        3,281.7798
  01/01/2009    to  12/31/2009        6.566075         8.025581        6,190.6700
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.159050         6.066196      104,530.9389
  01/01/2009    to  12/31/2009        6.066196        10.030731      134,596.1900
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.066518         9.901290          163.0146
  01/01/2006    to  12/31/2006        9.901290        12.413508        6,589.4950
  01/01/2007    to  12/31/2007       12.413508        15.645024       10,227.4583
  01/01/2008    to  11/07/2008       15.645024         7.576769            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.871634        12.592178      225,156.9534
  01/01/2006    to  12/31/2006       12.592178        15.599096      285,148.9665
  01/01/2007    to  12/31/2007       15.599096        17.294487      304,624.6876
  01/01/2008    to  12/31/2008       17.294487         9.754781      200,562.3480
  01/01/2009    to  12/31/2009        9.754781        12.560971      207,055.9400
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.979210        10.993406      397,474.2448
  01/01/2006    to  12/31/2006       10.993406        10.801814      441,795.0709
  01/01/2007    to  12/31/2007       10.801814        11.712300      434,463.0257
  01/01/2008    to  12/31/2008       11.712300        10.672796      475,293.6726
  01/01/2009    to  12/31/2009       10.672796        12.331203      492,407.0500
============   ==== ==========       =========        =========      ============

                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.774892        11.949254        470,252.5060
  01/01/2006    to  12/31/2006       11.949254        12.224156        530,693.2174
  01/01/2007    to  12/31/2007       12.224156        12.867717        552,148.3986
  01/01/2008    to  12/31/2008       12.867717        12.644921        532,678.5398
  01/01/2009    to  12/31/2009       12.644921        14.607287        524,893.7300
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.420041        15.755011              0.0000
  01/01/2006    to  12/31/2006       15.755011        17.876413          5,104.3550
  01/01/2007    to  12/31/2007       17.876413        18.369697          7,335.8456
  01/01/2008    to  12/31/2008       18.369697        12.074286          4,297.6019
  01/01/2009    to  12/31/2009       12.074286        14.640047         10,556.9100
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.121294        11.113236          5,474.7800
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.360581         7.917536        325,492.4700
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.331827        17.701553        310,086.3910
  01/01/2007    to  12/31/2007       17.701553        16.799572        286,296.7801
  01/01/2008    to  12/31/2008       16.799572        11.537811        230,164.8946
  01/01/2009    to  12/31/2009       11.537811        14.279284        204,887.2500
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.098800        16.308514              0.0000
  01/01/2006    to  11/12/2006       16.308514        18.066827            333.2257
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.105122        10.423314         47,918.1784
  01/01/2006    to  12/31/2006       10.423314        11.839967         81,364.7814
  01/01/2007    to  12/31/2007       11.839967        11.297995         94,063.7573
  01/01/2008    to  12/31/2008       11.297995         7.086015         68,141.8923
  01/01/2009    to  12/31/2009        7.086015         8.778122         71,201.6400
============   ==== ==========       =========        =========        ============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.428992         9.698340            530.1051
  01/01/2006    to  12/31/2006        9.698340        10.287157         10,048.2893
  01/01/2007    to  12/31/2007       10.287157        12.431099         14,690.6958
  01/01/2008    to  12/31/2008       12.431099         6.477856         26,795.5055
  01/01/2009    to  12/31/2009        6.477856         9.971211         30,444.1000
============   ==== ==========       =========        =========        ============

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       38.435316        39.841203        5,306.8876
   01/01/2007                             to  12/31/2007       39.841203        41.378349        8,964.9815
   01/01/2008                             to  12/31/2008       41.378349        39.050554        8,090.8615
   01/01/2009                             to  12/31/2009       39.050554        41.773578       12,116.9000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.341271        14.465883            0.0000
   01/01/2006                             to  04/30/2006       14.465883        14.280532        1,588.4822
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.646658        12.104881          362.2700
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP
 SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.346539        15.799587            0.0000
   01/01/2006                             to  12/31/2006       15.799587        16.414035          184.3905
   01/01/2007                             to  12/31/2007       16.414035        16.696335          333.0638
   01/01/2008                             to  12/31/2008       16.696335         9.016618          340.7786
   01/01/2009                             to  05/01/2009        9.016618         9.391600            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST
 - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.700623        12.978111            0.0000
   01/01/2006                             to  12/31/2006       12.978111        13.577094          562.4286
   01/01/2007                             to  12/31/2007       13.577094        14.870516            0.0000
   01/01/2008                             to  12/31/2008       14.870516         8.347216        2,675.6084
   01/01/2009                             to  05/01/2009        8.347216         7.919133            0.0000
=============                            ==== ==========       =========        =========       ===========
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/28/2008                             to  12/31/2008       34.904997        21.466933        2,878.4542
   01/01/2009                             to  12/31/2009       21.466933        27.730903        6,912.7000
=============                            ==== ==========       =========        =========       ===========
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       19.663836        20.139926            0.0000
   01/01/2007                             to  12/31/2007       20.139926        20.515121          248.6681
   01/01/2008                             to  12/31/2008       20.515121        12.245456        2,247.1777
   01/01/2009                             to  12/31/2009       12.245456        14.587566        6,629.1300
=============                            ==== ==========       =========        =========       ===========

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
 (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.356295        18.787867          210.3046
   01/01/2006                             to  04/30/2006       18.787867        19.654559          213.2668
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       11.839437         7.812070      230,599.2334
   01/01/2009                             to  12/31/2009        7.812070        10.670910      241,000.4300
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
   11/07/2005                             to  12/31/2005        4.542040         4.651647            0.0000
   01/01/2006                             to  12/31/2006        4.651647         4.672460        7,229.3575
   01/01/2007                             to  12/31/2007        4.672460         5.333591        9,696.2008
   01/01/2008                             to  04/25/2008        5.333591         5.077159            0.0000
=============                            ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       20.655682        25.328004          536.3600
=============                            ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       10.672207        14.139917        1,231.8400
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       36.802496        39.340431        1,529.8957
   01/01/2007                             to  12/31/2007       39.340431        40.106933        2,519.2902
   01/01/2008                             to  12/31/2008       40.106933        30.493922        3,619.3731
   01/01/2009                             to  12/31/2009       30.493922        35.324545        3,394.3300
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       22.252414        22.560871            0.0000
   01/01/2006                             to  04/30/2006       22.560871        23.196767            0.0000
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.624688        12.804709          431.9240
   01/01/2006                             to  12/31/2006       12.804709        15.206616        1,994.5241
   01/01/2007                             to  12/31/2007       15.206616        16.018174        7,193.5390
   01/01/2008                             to  12/31/2008       16.018174        10.577059        9,005.5034
   01/01/2009                             to  12/31/2009       10.577059        12.507324        2,262.1900
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.957945         9.139162        5,240.9594
   01/01/2009                             to  12/31/2009        9.139162        12.400581        4,836.7400
=============                            ==== ==========       =========        =========      ============

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       14.673908        15.195131        5,293.3002
   01/01/2007                             to  12/31/2007       15.195131        15.517732        8,194.2450
   01/01/2008                             to  12/31/2008       15.517732        15.132120       16,685.5741
   01/01/2009                             to  12/31/2009       15.132120        15.451911       11,922.7000
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.911684        19.422743            0.0000
   01/01/2006                             to  04/30/2006       19.422743        18.669279        2,912.1234
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.347682        14.517878        4,547.7663
   01/01/2006                             to  04/30/2006       14.517878        14.333510            0.0000
=============                            ==== ==========       =========        =========       ===========

FINANCIAL STATEMENTS

The financial statements of each of the Sub-Accounts of the Separate Account and the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Investors USA Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 8 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                       MIST LORD ABBETT MIST LORD ABBETT MIST VAN KAMPEN MIST LORD ABBETT
                                      GROWTH AND INCOME   BOND DEBENTURE  MID CAP GROWTH    MID CAP VALUE
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------------- ---------------- --------------- ----------------
ASSETS:
  Investments at fair value               $ 502,483,461    $ 245,914,095    $ 54,290,176     $ 60,902,747
  Other receivables                                  --               --              --               --
  Due from MetLife Investors
     USA Insurance Company                           15                3               1               --
                                      ----------------- ---------------- --------------- ----------------
       Total Assets                         502,483,476      245,914,098      54,290,177       60,902,747
                                      ----------------- ---------------- --------------- ----------------
LIABILITIES:
  Other payables                                     --               --              --               --
  Due to MetLife Investors
     USA Insurance Company                           65              100              90               62
                                      ----------------- ---------------- --------------- ----------------
       Total Liabilities                             65              100              90               62
                                      ----------------- ---------------- --------------- ----------------
NET ASSETS                                $ 502,483,411    $ 245,913,998    $ 54,290,087     $ 60,902,685
                                      ================= ================ =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 502,269,182    $ 245,633,221    $ 54,290,087     $ 60,902,685
  Net assets from contracts in payout           214,229          280,777              --               --
                                      ----------------- ---------------- --------------- ----------------
       Total Net Assets                   $ 502,483,411    $ 245,913,998    $ 54,290,087     $ 60,902,685
                                      ================= ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                       MIST HARRIS
                                        MIST LAZARD     MIST MET/AIM       OAKMARK MIST THIRD AVENUE
                                            MID CAP SMALL CAP GROWTH INTERNATIONAL   SMALL CAP VALUE
                                        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ---------------- ------------- -----------------
ASSETS:
  Investments at fair value           $ 100,907,024    $ 140,474,121 $ 309,481,364     $ 262,479,389
  Other receivables                              --               --            --                --
  Due from MetLife Investors
     USA Insurance Company                        3                4             5                --
                                      ------------- ---------------- ------------- -----------------
       Total Assets                     100,907,027      140,474,125   309,481,369       262,479,389
                                      ------------- ---------------- ------------- -----------------
LIABILITIES:
  Other payables                                 --               --            --                --
  Due to MetLife Investors
     USA Insurance Company                       35              199           107                83
                                      ------------- ---------------- ------------- -----------------
       Total Liabilities                         35              199           107                83
                                      ------------- ---------------- ------------- -----------------
NET ASSETS                            $ 100,906,992    $ 140,473,926 $ 309,481,262     $ 262,479,306
                                      ============= ================ ============= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 100,862,661    $ 140,428,125 $ 309,351,832     $ 262,351,678
  Net assets from contracts in payout        44,331           45,801       129,430           127,628
                                      ------------- ---------------- ------------- -----------------
       Total Net Assets               $ 100,906,992    $ 140,473,926 $ 309,481,262     $ 262,479,306
                                      ============= ================ ============= =================

The accompanying notes are an integral part of these financial statements.

                       MIST LEGG MASON                                  MIST PIMCO
    MIST OPPENHEIMER          PARTNERS      MIST PIMCO     MIST RCM      INFLATION MIST T. ROWE PRICE
CAPITAL APPRECIATION AGGRESSIVE GROWTH    TOTAL RETURN   TECHNOLOGY PROTECTED BOND     MID CAP GROWTH
         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
-------------------- ----------------- --------------- ------------ -------------- ------------------
       $ 201,465,162      $ 73,409,370 $ 1,055,450,361 $ 74,614,774  $ 478,661,831      $ 258,175,013
                  --                --              --           --             --                 --
                   2                --               1           --              3                  3
-------------------- ----------------- --------------- ------------ -------------- ------------------
         201,465,164        73,409,370   1,055,450,362   74,614,774    478,661,834        258,175,016
-------------------- ----------------- --------------- ------------ -------------- ------------------
                  --                --              --           --             --                 --
                  89                78              60           71             90                 73
-------------------- ----------------- --------------- ------------ -------------- ------------------
                  89                78              60           71             90                 73
-------------------- ----------------- --------------- ------------ -------------- ------------------
       $ 201,465,075      $ 73,409,292 $ 1,055,450,302 $ 74,614,703  $ 478,661,744      $ 258,174,943
==================== ================= =============== ============ ============== ==================
       $ 201,227,261      $ 73,399,042 $ 1,055,114,438 $ 74,612,662  $ 478,469,956      $ 258,142,224
             237,814            10,250         335,864        2,041        191,788             32,719
-------------------- ----------------- --------------- ------------ -------------- ------------------
       $ 201,465,075      $ 73,409,292 $ 1,055,450,302 $ 74,614,703  $ 478,661,744      $ 258,174,943
==================== ================= =============== ============ ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST MFS RESEARCH       MIST CLARION    MIST TURNER MIST GOLDMAN SACHS
                                          INTERNATIONAL GLOBAL REAL ESTATE MID CAP GROWTH      MID CAP VALUE
                                            SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                                      ----------------- ------------------ -------------- ------------------
ASSETS:
  Investments at fair value               $ 281,155,353       $ 98,120,968   $ 55,630,668       $ 77,628,422
  Other receivables                                  --                 --             --                 --
  Due from MetLife Investors
     USA Insurance Company                            9                  3              3                  4
                                      ----------------- ------------------ -------------- ------------------
       Total Assets                         281,155,362         98,120,971     55,630,671         77,628,426
                                      ----------------- ------------------ -------------- ------------------
LIABILITIES:
  Other payables                                     --                 --             --                 --
  Due to MetLife Investors
     USA Insurance Company                           66                 76             77                 73
                                      ----------------- ------------------ -------------- ------------------
       Total Liabilities                             66                 76             77                 73
                                      ----------------- ------------------ -------------- ------------------
NET ASSETS                                $ 281,155,296       $ 98,120,895   $ 55,630,594       $ 77,628,353
                                      ================= ================== ============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 281,061,618       $ 98,093,845   $ 55,617,164       $ 77,600,559
  Net assets from contracts in payout            93,678             27,050         13,430             27,794
                                      ----------------- ------------------ -------------- ------------------
       Total Net Assets                   $ 281,155,296       $ 98,120,895   $ 55,630,594       $ 77,628,353
                                      ================= ================== ============== ==================

The accompanying notes are an integral part of these financial statements.

      MIST METLIFE      MIST METLIFE      MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
------------------ ----------------- ----------------- --------------- ------------------- ---------------
   $ 1,466,386,824   $ 2,188,428,040   $ 4,832,135,622 $ 5,026,063,354       $ 412,402,762   $ 161,042,606
                --                --                --              --                  --              --
                 2                --                 3               5                   5               3
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     1,466,386,826     2,188,428,040     4,832,135,625   5,026,063,359         412,402,767     161,042,609
------------------ ----------------- ----------------- --------------- ------------------- ---------------
                --                --                --              --                  --              --
                35                34                48              55                  36             102
------------------ ----------------- ----------------- --------------- ------------------- ---------------
                35                34                48              55                  36             102
------------------ ----------------- ----------------- --------------- ------------------- ---------------
   $ 1,466,386,791   $ 2,188,428,006   $ 4,832,135,577 $ 5,026,063,304       $ 412,402,731   $ 161,042,507
================== ================= ================= =============== =================== ===============
   $ 1,466,201,770   $ 2,188,345,983   $ 4,830,975,032 $ 5,025,953,024       $ 412,333,181   $ 161,019,537
           185,021            82,023         1,160,545         110,280              69,550          22,970
------------------ ----------------- ----------------- --------------- ------------------- ---------------
   $ 1,466,386,791   $ 2,188,428,006   $ 4,832,135,577 $ 5,026,063,304       $ 412,402,731   $ 161,042,507
================== ================= ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST LEGG MASON MIST MFS EMERGING MIST LOOMIS SAYLES
                                         VALUE EQUITY    MARKETS EQUITY     GLOBAL MARKETS MIST JANUS FORTY
                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------- ----------------- ------------------ ----------------
ASSETS:
  Investments at fair value              $ 77,277,912     $ 189,762,137       $ 77,383,553     $ 21,865,699
  Other receivables                                --                --                 --               --
  Due from MetLife Investors
     USA Insurance Company                          3                 1                  1               23
                                      --------------- ----------------- ------------------ ----------------
       Total Assets                        77,277,915       189,762,138         77,383,554       21,865,722
                                      --------------- ----------------- ------------------ ----------------
LIABILITIES:
  Other payables                                   --                --                 --               --
  Due to MetLife Investors
     USA Insurance Company                         94                58                 87               85
                                      --------------- ----------------- ------------------ ----------------
       Total Liabilities                           94                58                 87               85
                                      --------------- ----------------- ------------------ ----------------
NET ASSETS                               $ 77,277,821     $ 189,762,080       $ 77,383,467     $ 21,865,637
                                      =============== ================= ================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 77,277,821     $ 189,762,080       $ 77,383,467     $ 21,865,637
  Net assets from contracts in payout              --                --                 --               --
                                      --------------- ----------------- ------------------ ----------------
       Total Net Assets                  $ 77,277,821     $ 189,762,080       $ 77,383,467     $ 21,865,637
                                      =============== ================= ================== ================

The accompanying notes are an integral part of these financial statements.

    MIST DREMAN                       MIST PIONEER MIST BLACKROCK MIST BLACKROCK     MIST RAINIER
SMALL CAP VALUE MIST PIONEER FUND STRATEGIC INCOME LARGE CAP CORE     HIGH YIELD LARGE CAP EQUITY
    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
--------------- ----------------- ---------------- -------------- -------------- ----------------
   $ 19,575,262      $ 53,308,931    $ 251,000,752    $ 5,078,817  $ 100,278,659     $ 34,404,073
             --                --               --             --             --               --
              1                --               --             --             --                1
--------------- ----------------- ---------------- -------------- -------------- ----------------
     19,575,263        53,308,931      251,000,752      5,078,817    100,278,659       34,404,074
--------------- ----------------- ---------------- -------------- -------------- ----------------
             --                --               --             --             --               --
            175               220              174             89            121               58
--------------- ----------------- ---------------- -------------- -------------- ----------------
            175               220              174             89            121               58
--------------- ----------------- ---------------- -------------- -------------- ----------------
   $ 19,575,088      $ 53,308,711    $ 251,000,578    $ 5,078,728  $ 100,278,538     $ 34,404,016
=============== ================= ================ ============== ============== ================
   $ 19,575,088      $ 53,308,711    $ 251,000,578    $ 5,078,728  $ 100,271,958     $ 34,404,016
             --                --               --             --          6,580               --
--------------- ----------------- ---------------- -------------- -------------- ----------------
   $ 19,575,088      $ 53,308,711    $ 251,000,578    $ 5,078,728  $ 100,278,538     $ 34,404,016
=============== ================= ================ ============== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                        MIST AMERICAN                               MIST AMERICAN
                                       FUNDS BALANCED MIST AMERICAN MIST AMERICAN    FUNDS GROWTH
                                           ALLOCATION    FUNDS BOND  FUNDS GROWTH      ALLOCATION
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                      --------------- ------------- ------------- ---------------
ASSETS:
  Investments at fair value           $ 1,315,175,725 $ 141,146,743 $ 238,097,880 $ 1,164,848,834
  Other receivables                                --            --            --              --
  Due from MetLife Investors
     USA Insurance Company                         --            --            --              --
                                      --------------- ------------- ------------- ---------------
       Total Assets                     1,315,175,725   141,146,743   238,097,880   1,164,848,834
                                      --------------- ------------- ------------- ---------------
LIABILITIES:
  Other payables                                   --            --            --              --
  Due to MetLife Investors
     USA Insurance Company                         16            58            53              31
                                      --------------- ------------- ------------- ---------------
       Total Liabilities                           16            58            53              31
                                      --------------- ------------- ------------- ---------------
NET ASSETS                            $ 1,315,175,709 $ 141,146,685 $ 238,097,827 $ 1,164,848,803
                                      =============== ============= ============= ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 1,315,175,709 $ 141,146,685 $ 238,097,827 $ 1,164,832,616
  Net assets from contracts in payout              --            --            --          16,187
                                      --------------- ------------- ------------- ---------------
       Total Net Assets               $ 1,315,175,709 $ 141,146,685 $ 238,097,827 $ 1,164,848,803
                                      =============== ============= ============= ===============

The accompanying notes are an integral part of these financial statements.

                     MIST AMERICAN                    MIST MET/FRANKLIN
      MIST AMERICAN FUNDS MODERATE MIST MET/FRANKLIN TEMPLETON FOUNDING     MIST SSGA MIST SSGA GROWTH
FUNDS INTERNATIONAL     ALLOCATION     MUTUAL SHARES           STRATEGY    GROWTH ETF   AND INCOME ETF
        SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
------------------- -------------- ----------------- ------------------ ------------- ----------------
      $ 168,980,873  $ 839,089,586      $ 62,452,312      $ 438,687,448 $ 163,291,557    $ 314,125,058
                 --             --                --                 --            --               --
                 --             --                 1                 --            --               --
------------------- -------------- ----------------- ------------------ ------------- ----------------
        168,980,873    839,089,586        62,452,313        438,687,448   163,291,557      314,125,058
------------------- -------------- ----------------- ------------------ ------------- ----------------
                 --             --                --                 --            --               --
                 61             58                75                 45            63               47
------------------- -------------- ----------------- ------------------ ------------- ----------------
                 61             58                75                 45            63               47
------------------- -------------- ----------------- ------------------ ------------- ----------------
      $ 168,980,812  $ 839,089,528      $ 62,452,238      $ 438,687,403 $ 163,291,494    $ 314,125,011
=================== ============== ================= ================== ============= ================
      $ 168,980,812  $ 839,089,528      $ 62,452,238      $ 438,671,387 $ 163,291,494    $ 314,125,011
                 --             --                --             16,016            --               --
------------------- -------------- ----------------- ------------------ ------------- ----------------
      $ 168,980,812  $ 839,089,528      $ 62,452,238      $ 438,687,403 $ 163,291,494    $ 314,125,011
=================== ============== ================= ================== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST MET/TEMPLETON    AIM V.I. AIM V.I. CAPITAL             AIM V.I.
                                      INTERNATIONAL BOND CORE EQUITY     APPRECIATION INTERNATIONAL GROWTH
                                             SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                      ------------------ ----------- ---------------- --------------------
ASSETS:
  Investments at fair value                  $ 8,438,588   $ 407,846        $ 157,430         $ 65,315,427
  Other receivables                                   --          --               --                   --
  Due from MetLife Investors
     USA Insurance Company                            --          --               --                   --
                                      ------------------ ----------- ---------------- --------------------
       Total Assets                            8,438,588     407,846          157,430           65,315,427
                                      ------------------ ----------- ---------------- --------------------
LIABILITIES:
  Other payables                                      --          --               --                   --
  Due to MetLife Investors
     USA Insurance Company                            64           1               10                   36
                                      ------------------ ----------- ---------------- --------------------
       Total Liabilities                              64           1               10                   36
                                      ------------------ ----------- ---------------- --------------------
NET ASSETS                                   $ 8,438,524   $ 407,845        $ 157,420         $ 65,315,391
                                      ================== =========== ================ ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 8,438,524   $ 407,845        $ 157,420         $ 65,315,391
  Net assets from contracts in payout                 --          --               --                   --
                                      ------------------ ----------- ---------------- --------------------
       Total Net Assets                      $ 8,438,524   $ 407,845        $ 157,420         $ 65,315,391
                                      ================== =========== ================ ====================

The accompanying notes are an integral part of these financial statements.

AIM V.I. BASIC AIM V.I. GLOBAL     MFS VIT         MFS VIT       MFS VIT OPPENHEIMER VA
      BALANCED     REAL ESTATE    RESEARCH INVESTORS TRUST NEW DISCOVERY    MAIN STREET
   SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
-------------- --------------- ----------- --------------- ------------- --------------
     $ 262,321     $ 4,786,348   $ 111,061        $ 52,765      $ 45,498      $ 120,828
            --              --          --              --            --             --
            --              --          --              --            --             --
-------------- --------------- ----------- --------------- ------------- --------------
       262,321       4,786,348     111,061          52,765        45,498        120,828
-------------- --------------- ----------- --------------- ------------- --------------
            --              --          --              --            --             --
             3              40           4               7             7              2
-------------- --------------- ----------- --------------- ------------- --------------
             3              40           4               7             7              2
-------------- --------------- ----------- --------------- ------------- --------------
     $ 262,318     $ 4,786,308   $ 111,057        $ 52,758      $ 45,491      $ 120,826
============== =============== =========== =============== ============= ==============
     $ 262,318     $ 4,786,308   $ 111,057        $ 52,758      $ 45,491      $ 120,826
            --              --          --              --            --             --
-------------- --------------- ----------- --------------- ------------- --------------
     $ 262,318     $ 4,786,308   $ 111,057        $ 52,758      $ 45,491      $ 120,826
============== =============== =========== =============== ============= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                    OPPENHEIMER VA
                                      OPPENHEIMER VA OPPENHEIMER VA    MAIN STREET OPPENHEIMER VA
                                                BOND STRATEGIC BOND      SMALL CAP          MONEY
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value                 $ 57,765       $ 14,588   $ 43,881,948      $ 117,917
  Other receivables                               --             --             --             --
  Due from MetLife Investors
     USA Insurance Company                        --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Assets                           57,765         14,588     43,881,948        117,917
                                      -------------- -------------- -------------- --------------
LIABILITIES:
  Other payables                                  --             --             --             --
  Due to MetLife Investors
     USA Insurance Company                         9             13             38             --
                                      -------------- -------------- -------------- --------------
       Total Liabilities                           9             13             38             --
                                      -------------- -------------- -------------- --------------
NET ASSETS                                  $ 57,756       $ 14,575   $ 43,881,910      $ 117,917
                                      ============== ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 57,756       $ 14,575   $ 43,881,910      $ 117,917
  Net assets from contracts in payout             --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Net Assets                     $ 57,756       $ 14,575   $ 43,881,910      $ 117,917
                                      ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

 FIDELITY VIP  FIDELITY VIP  FIDELITY VIP FIDELITY VIP  FIDELITY VIP FIDELITY VIP
ASSET MANAGER        GROWTH    CONTRAFUND     OVERSEAS EQUITY-INCOME    INDEX 500
  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
------------- ------------- ------------- ------------ ------------- ------------
$ 102,112,481 $ 130,641,956 $ 313,576,712  $ 6,282,777   $ 6,538,980 $ 70,079,060
           --            --            --           --            --           --
           --             6             2           --             1           --
------------- ------------- ------------- ------------ ------------- ------------
  102,112,481   130,641,962   313,576,714    6,282,777     6,538,981   70,079,060
------------- ------------- ------------- ------------ ------------- ------------
            1            --            --           --            --           --
            5             3            70            2            --           13
------------- ------------- ------------- ------------ ------------- ------------
            6             3            70            2            --           13
------------- ------------- ------------- ------------ ------------- ------------
$ 102,112,475 $ 130,641,959 $ 313,576,644  $ 6,282,775   $ 6,538,981 $ 70,079,047
============= ============= ============= ============ ============= ============
$ 102,112,475 $ 130,641,959 $ 313,576,644  $ 6,282,775   $ 6,538,981 $ 70,079,047
           --            --            --           --            --           --
------------- ------------- ------------- ------------ ------------- ------------
$ 102,112,475 $ 130,641,959 $ 313,576,644  $ 6,282,775   $ 6,538,981 $ 70,079,047
============= ============= ============= ============ ============= ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      FIDELITY VIP  FIDELITY VIP      FIDELITY VIP           DWS
                                      MONEY MARKET       MID CAP FUNDS MANAGER 60% INTERNATIONAL
                                       SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------ ------------- ----------------- -------------
ASSETS:
  Investments at fair value           $ 50,573,010 $ 103,784,425      $ 36,215,324  $ 22,845,175
  Other receivables                             --            --                --            --
  Due from MetLife Investors
     USA Insurance Company                      --             6                --            --
                                      ------------ ------------- ----------------- -------------
       Total Assets                     50,573,010   103,784,431        36,215,324    22,845,175
                                      ------------ ------------- ----------------- -------------
LIABILITIES:
  Other payables                                --            --                --            --
  Due to MetLife Investors
     USA Insurance Company                      22            20                --            14
                                      ------------ ------------- ----------------- -------------
       Total Liabilities                        22            20                --            14
                                      ------------ ------------- ----------------- -------------
NET ASSETS                            $ 50,572,988 $ 103,784,411      $ 36,215,324  $ 22,845,161
                                      ============ ============= ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 50,572,988 $ 103,784,411      $ 36,215,324  $ 22,845,161
  Net assets from contracts in payout           --            --                --            --
                                      ------------ ------------- ----------------- -------------
       Total Net Assets               $ 50,572,988 $ 103,784,411      $ 36,215,324  $ 22,845,161
                                      ============ ============= ================= =============

The accompanying notes are an integral part of these financial statements.

                                                                               MSF BLACKROCK
MSF FI MID CAP        MSF FI  MSF RUSSELL           MSF ARTIO   MSF METLIFE LEGACY LARGE CAP
 OPPORTUNITIES VALUE LEADERS   2000 INDEX INTERNATIONAL STOCK   STOCK INDEX           GROWTH
   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
-------------- ------------- ------------ ------------------- ------------- ----------------
   $ 3,651,141   $ 4,072,894 $ 15,337,096         $ 3,955,180 $ 281,243,677      $ 8,419,337
            --            --           --                  --            --                1
            --            29           --                  --            15               --
-------------- ------------- ------------ ------------------- ------------- ----------------
     3,651,141     4,072,923   15,337,096           3,955,180   281,243,692        8,419,338
-------------- ------------- ------------ ------------------- ------------- ----------------
            --            --           --                  --            --               --
            18            88           87                  48            51              253
-------------- ------------- ------------ ------------------- ------------- ----------------
            18            88           87                  48            51              253
-------------- ------------- ------------ ------------------- ------------- ----------------
   $ 3,651,123   $ 4,072,835 $ 15,337,009         $ 3,955,132 $ 281,243,641      $ 8,419,085
============== ============= ============ =================== ============= ================
   $ 3,651,123   $ 4,072,835 $ 15,337,009         $ 3,955,132 $ 281,128,231      $ 8,419,085
            --            --           --                  --       115,410               --
-------------- ------------- ------------ ------------------- ------------- ----------------
   $ 3,651,123   $ 4,072,835 $ 15,337,009         $ 3,955,132 $ 281,243,641      $ 8,419,085
============== ============= ============ =================== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                         MSF BARCLAYS
                                        MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK CAPITAL AGGREGATE
                                      STRATEGIC VALUE   BOND INCOME LARGE CAP VALUE        BOND INDEX
                                          SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                      --------------- ------------- --------------- -----------------
ASSETS:
  Investments at fair value               $ 8,493,218  $ 42,636,655     $ 2,783,417      $ 29,894,105
  Other receivables                                 1            --              --                --
  Due from MetLife Investors
     USA Insurance Company                         --            26              --                --
                                      --------------- ------------- --------------- -----------------
       Total Assets                         8,493,219    42,636,681       2,783,417        29,894,105
                                      --------------- ------------- --------------- -----------------
LIABILITIES:
  Other payables                                   --            --              --                --
  Due to MetLife Investors
     USA Insurance Company                          6           105               4               139
                                      --------------- ------------- --------------- -----------------
       Total Liabilities                            6           105               4               139
                                      --------------- ------------- --------------- -----------------
NET ASSETS                                $ 8,493,213  $ 42,636,576     $ 2,783,413      $ 29,893,966
                                      =============== ============= =============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 8,493,213  $ 42,630,133     $ 2,783,413      $ 29,893,966
  Net assets from contracts in payout              --         6,443              --                --
                                      --------------- ------------- --------------- -----------------
       Total Net Assets                   $ 8,493,213  $ 42,636,576     $ 2,783,413      $ 29,893,966
                                      =============== ============= =============== =================

The accompanying notes are an integral part of these financial statements.

              MSF MORGAN STANLEY      MSF MFS         MSF METLIFE     MSF DAVIS MSF MET/ARTISAN
MSF MFS VALUE         EAFE INDEX TOTAL RETURN MID CAP STOCK INDEX VENTURE VALUE   MID CAP VALUE
  SUB-ACCOUNT        SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
------------- ------------------ ------------ ------------------- ------------- ---------------
 $ 33,984,199       $ 27,098,587 $ 40,772,313        $ 23,983,145 $ 487,864,533   $ 195,923,742
           --                 --           --                   1            --              --
           --                 --          109                  --            14              20
------------- ------------------ ------------ ------------------- ------------- ---------------
   33,984,199         27,098,587   40,772,422          23,983,146   487,864,547     195,923,762
------------- ------------------ ------------ ------------------- ------------- ---------------
           --                 --           --                  --            --              --
          139                 91          198                  85            55              76
------------- ------------------ ------------ ------------------- ------------- ---------------
          139                 91          198                  85            55              76
------------- ------------------ ------------ ------------------- ------------- ---------------
 $ 33,984,060       $ 27,098,496 $ 40,772,224        $ 23,983,061 $ 487,864,492   $ 195,923,686
============= ================== ============ =================== ============= ===============
 $ 33,984,060       $ 27,098,496 $ 40,772,224        $ 23,983,061 $ 487,583,956   $ 195,796,576
           --                 --           --                  --       280,536         127,110
------------- ------------------ ------------ ------------------- ------------- ---------------
 $ 33,984,060       $ 27,098,496 $ 40,772,224        $ 23,983,061 $ 487,864,492   $ 195,923,686
============= ================== ============ =================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                    MSF WESTERN ASSET
                                       MSF JENNISON MSF BLACKROCK MSF T. ROWE PRICE        MANAGEMENT
                                             GROWTH  MONEY MARKET  SMALL CAP GROWTH   U.S. GOVERNMENT
                                        SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ------------- ----------------- -----------------
ASSETS:
  Investments at fair value           $ 190,651,607 $ 576,533,179       $ 6,406,836     $ 140,925,991
  Other receivables                              --             7                --                --
  Due from MetLife Investors
     USA Insurance Company                       --            --                --                 2
                                      ------------- ------------- ----------------- -----------------
       Total Assets                     190,651,607   576,533,186         6,406,836       140,925,993
                                      ------------- ------------- ----------------- -----------------
LIABILITIES:
  Other payables                                 --            --                --                --
  Due to MetLife Investors
     USA Insurance Company                      106           902                72               127
                                      ------------- ------------- ----------------- -----------------
       Total Liabilities                        106           902                72               127
                                      ------------- ------------- ----------------- -----------------
NET ASSETS                            $ 190,651,501 $ 576,532,284       $ 6,406,764     $ 140,925,866
                                      ============= ============= ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 190,570,065 $ 576,392,103       $ 6,406,764     $ 140,916,247
  Net assets from contracts in payout        81,436       140,181                --             9,619
                                      ------------- ------------- ----------------- -----------------
       Total Net Assets               $ 190,651,501 $ 576,532,284       $ 6,406,764     $ 140,925,866
                                      ============= ============= ================= =================

The accompanying notes are an integral part of these financial statements.

                                       MSF METLIFE         MSF METLIFE                               MSF METLIFE
MSF OPPENHEIMER           MSF METLIFE CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE           MODERATE TO
  GLOBAL EQUITY AGGRESSIVE ALLOCATION   ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION
    SUB-ACCOUNT           SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
   $ 10,903,741           $ 1,636,128 $ 10,771,474         $ 9,016,218        $ 44,856,815          $ 52,562,790
             --                    --           --                  --                  --                    --
              1                    --           --                  --                  --                    --
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
     10,903,742             1,636,128   10,771,474           9,016,218          44,856,815            52,562,790
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
             --                    --           --                  --                  --                    --
             88                    55           46                  33                  30                    37
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
             88                    55           46                  33                  30                    37
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
   $ 10,903,654           $ 1,636,073 $ 10,771,428         $ 9,016,185        $ 44,856,785          $ 52,562,753
=============== ===================== ============ =================== =================== =====================
   $ 10,903,654           $ 1,636,073 $ 10,771,428         $ 9,016,185        $ 44,856,785          $ 52,562,753
             --                    --           --                  --                  --                    --
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
   $ 10,903,654           $ 1,636,073 $ 10,771,428         $ 9,016,185        $ 44,856,785          $ 52,562,753
=============== ===================== ============ =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                          MSF NEUBERGER MSF MET/DIMENSIONAL
                                      MSF T. ROWE PRICE MSF LOOMIS SAYLES        BERMAN INTERNATIONAL SMALL
                                       LARGE CAP GROWTH    SMALL CAP CORE MID CAP VALUE             COMPANY
                                            SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                      ----------------- ----------------- ------------- -------------------
ASSETS:
  Investments at fair value                 $ 1,161,844       $ 1,990,773     $ 225,616        $ 17,437,076
  Other receivables                                  --                --            --                  --
  Due from MetLife Investors
     USA Insurance Company                           --                 5            --                   1
                                      ----------------- ----------------- ------------- -------------------
       Total Assets                           1,161,844         1,990,778       225,616          17,437,077
                                      ----------------- ----------------- ------------- -------------------
LIABILITIES:
  Other payables                                     --                --            --                  --
  Due to MetLife Investors
     USA Insurance Company                           26               107            62                 117
                                      ----------------- ----------------- ------------- -------------------
       Total Liabilities                             26               107            62                 117
                                      ----------------- ----------------- ------------- -------------------
NET ASSETS                                  $ 1,161,818       $ 1,990,671     $ 225,554        $ 17,436,960
                                      ================= ================= ============= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 1,161,818       $ 1,990,671     $ 225,554        $ 17,436,960
  Net assets from contracts in payout                --                --            --                  --
                                      ----------------- ----------------- ------------- -------------------
       Total Net Assets                     $ 1,161,818       $ 1,990,671     $ 225,554        $ 17,436,960
                                      ================= ================= ============= ===================

The accompanying notes are an integral part of these financial statements.

   MSF VAN ECK
GLOBAL NATURAL VAN KAMPEN LIT    VAN KAMPEN LIT     FEDERATED FEDERATED HIGH FEDERATED MID CAP
     RESOURCES CAPITAL GROWTH GROWTH AND INCOME EQUITY INCOME    INCOME BOND GROWTH STRATEGIES
   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
-------------- -------------- ----------------- ------------- -------------- -----------------
  $ 17,635,992      $ 117,044     $ 107,604,835      $ 21,339       $ 26,310          $ 78,684
            --             --                --            --             --                --
            --              2                --            --             --                --
-------------- -------------- ----------------- ------------- -------------- -----------------
    17,635,992        117,046       107,604,835        21,339         26,310            78,684
-------------- -------------- ----------------- ------------- -------------- -----------------
            --             --                --            --             --                --
            66             --                28             8             10                17
-------------- -------------- ----------------- ------------- -------------- -----------------
            66             --                28             8             10                17
-------------- -------------- ----------------- ------------- -------------- -----------------
  $ 17,635,926      $ 117,046     $ 107,604,807      $ 21,331       $ 26,300          $ 78,667
============== ============== ================= ============= ============== =================
  $ 17,635,926      $ 117,046     $ 107,604,807      $ 21,331       $ 26,300          $ 78,667
            --             --                --            --             --                --
-------------- -------------- ----------------- ------------- -------------- -----------------
  $ 17,635,926      $ 117,046     $ 107,604,807      $ 21,331       $ 26,300          $ 78,667
============== ============== ================= ============= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                   ALGER T. ROWE PRICE       T. ROWE PRICE
                                      NEUBERGER GENESIS SMALL CAP GROWTH  GROWTH STOCK INTERNATIONAL STOCK
                                            SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                      ----------------- ---------------- ------------- -------------------
ASSETS:
  Investments at fair value                     $ 8,818     $ 51,552,208   $ 6,993,263           $ 877,972
  Other receivables                                  --               --            --                  --
  Due from MetLife Investors
     USA Insurance Company                           --               --            --                  --
                                      ----------------- ---------------- ------------- -------------------
       Total Assets                               8,818       51,552,208     6,993,263             877,972
                                      ----------------- ---------------- ------------- -------------------
LIABILITIES:
  Other payables                                     --               --            --                  --
  Due to MetLife Investors
     USA Insurance Company                           33                1             2                   2
                                      ----------------- ---------------- ------------- -------------------
       Total Liabilities                             33                1             2                   2
                                      ----------------- ---------------- ------------- -------------------
NET ASSETS                                      $ 8,785     $ 51,552,207   $ 6,993,261           $ 877,970
                                      ================= ================ ============= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 8,785     $ 51,552,207   $ 6,993,261           $ 877,970
  Net assets from contracts in payout                --               --            --                  --
                                      ----------------- ---------------- ------------- -------------------
       Total Net Assets                         $ 8,785     $ 51,552,207   $ 6,993,261           $ 877,970
                                      ================= ================ ============= ===================

The accompanying notes are an integral part of these financial statements.

                          AMERICAN FUNDS
T. ROWE PRICE JANUS ASPEN   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS AMERICAN FUNDS
PRIME RESERVE   WORLDWIDE CAPITALIZATION         GROWTH  GROWTH-INCOME  GLOBAL GROWTH
  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------- ----------- -------------- -------------- -------------- --------------
  $ 1,400,542     $ 6,290   $ 58,608,655  $ 419,749,877  $ 219,690,006  $ 161,438,931
           --          --             --              1             --             --
           --           2             --             11             14              8
------------- ----------- -------------- -------------- -------------- --------------
    1,400,542       6,292     58,608,655    419,749,889    219,690,020    161,438,939
------------- ----------- -------------- -------------- -------------- --------------
           --          --             --             --             --             --
           67           7             53             78            108             82
------------- ----------- -------------- -------------- -------------- --------------
           67           7             53             78            108             82
------------- ----------- -------------- -------------- -------------- --------------
  $ 1,400,475     $ 6,285   $ 58,608,602  $ 419,749,811  $ 219,689,912  $ 161,438,857
============= =========== ============== ============== ============== ==============
  $ 1,400,475     $ 6,285   $ 58,608,602  $ 419,743,033  $ 219,683,255  $ 161,430,488
           --          --             --          6,778          6,657          8,369
------------- ----------- -------------- -------------- -------------- --------------
  $ 1,400,475     $ 6,285   $ 58,608,602  $ 419,749,811  $ 219,689,912  $ 161,438,857
============= =========== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      AMERICAN FUNDS     FTVIPT MUTUAL   FTVIPT TEMPLETON  FTVIPT TEMPLETON
                                                BOND SHARES SECURITIES FOREIGN SECURITIES GROWTH SECURITIES
                                         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      -------------- ----------------- ------------------ -----------------
ASSETS:
  Investments at fair value             $ 57,212,653      $ 88,554,465       $ 70,515,614      $ 42,694,548
  Other receivables                               --                --                 --                --
  Due from MetLife Investors
     USA Insurance Company                        --                --                  2                --
                                      -------------- ----------------- ------------------ -----------------
       Total Assets                       57,212,653        88,554,465         70,515,616        42,694,548
                                      -------------- ----------------- ------------------ -----------------
LIABILITIES:
  Other payables                                  --                --                 --                --
  Due to MetLife Investors
     USA Insurance Company                        40                15                 61                27
                                      -------------- ----------------- ------------------ -----------------
       Total Liabilities                          40                15                 61                27
                                      -------------- ----------------- ------------------ -----------------
NET ASSETS                              $ 57,212,613      $ 88,554,450       $ 70,515,555      $ 42,694,521
                                      ============== ================= ================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 57,212,613      $ 88,554,450       $ 70,515,555      $ 42,694,521
  Net assets from contracts in payout             --                --                 --                --
                                      -------------- ----------------- ------------------ -----------------
       Total Net Assets                 $ 57,212,613      $ 88,554,450       $ 70,515,555      $ 42,694,521
                                      ============== ================= ================== =================

The accompanying notes are an integral part of these financial statements.

                  FTVIPT TEMPLETON FTVIPT FRANKLIN
  FTVIPT FRANKLIN      GLOBAL BOND SMALL CAP VALUE UIF EQUITY AND                           UIF U.S.
INCOME SECURITIES       SECURITIES      SECURITIES         INCOME UIF U.S. REAL ESTATE MID CAP VALUE
      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT
----------------- ---------------- --------------- -------------- -------------------- -------------
    $ 134,091,574     $ 44,636,040    $ 13,205,323  $ 249,400,087         $ 56,466,130  $ 15,401,693
               --               --              --             --                   --            --
                2               39              --              2                   --            --
----------------- ---------------- --------------- -------------- -------------------- -------------
      134,091,576       44,636,079      13,205,323    249,400,089           56,466,130    15,401,693
----------------- ---------------- --------------- -------------- -------------------- -------------
               --               --              --             --                   --            --
               51               19              60              7                   28            43
----------------- ---------------- --------------- -------------- -------------------- -------------
               51               19              60              7                   28            43
----------------- ---------------- --------------- -------------- -------------------- -------------
    $ 134,091,525     $ 44,636,060    $ 13,205,263  $ 249,400,082         $ 56,466,102  $ 15,401,650
================= ================ =============== ============== ==================== =============
    $ 134,091,525     $ 44,636,060    $ 13,205,263  $ 249,400,082         $ 56,466,102  $ 15,401,650
               --               --              --             --                   --            --
----------------- ---------------- --------------- -------------- -------------------- -------------
    $ 134,091,525     $ 44,636,060    $ 13,205,263  $ 249,400,082         $ 56,466,102  $ 15,401,650
================= ================ =============== ============== ==================== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      PIONEER VCT  PIONEER VCT      PIONEER VCT   PIONEER VCT
                                             BOND CULLEN VALUE EMERGING MARKETS EQUITY INCOME
                                      SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ------------ ---------------- -------------
ASSETS:
  Investments at fair value           $ 2,213,952  $ 1,867,982      $ 1,021,016     $ 354,531
  Other receivables                            --           --               --            --
  Due from MetLife Investors
     USA Insurance Company                     --           --               --            --
                                      ----------- ------------ ---------------- -------------
       Total Assets                     2,213,952    1,867,982        1,021,016       354,531
                                      ----------- ------------ ---------------- -------------
LIABILITIES:
  Other payables                               --           --               --            --
  Due to MetLife Investors
     USA Insurance Company                     77           90              102            71
                                      ----------- ------------ ---------------- -------------
       Total Liabilities                       77           90              102            71
                                      ----------- ------------ ---------------- -------------
NET ASSETS                            $ 2,213,875  $ 1,867,892      $ 1,020,914     $ 354,460
                                      =========== ============ ================ =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 2,213,875  $ 1,867,892      $ 1,020,914     $ 354,460
  Net assets from contracts in payout          --           --               --            --
                                      ----------- ------------ ---------------- -------------
       Total Net Assets               $ 2,213,875  $ 1,867,892      $ 1,020,914     $ 354,460
                                      =========== ============ ================ =============

The accompanying notes are an integral part of these financial statements.

PIONEER VCT PIONEER VCT PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON   PIONEER VCT PIONEER VCT REAL
       FUND  HIGH YIELD    GROWTH ALLOCATION  MODERATE ALLOCATION MID CAP VALUE    ESTATE SHARES
SUB-ACCOUNT SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
----------- ----------- -------------------- -------------------- ------------- ----------------
  $ 228,831 $ 1,172,822         $ 16,934,375         $ 24,317,395  $ 35,037,541        $ 228,991
         --          --                   --                   --            --               --
         --          --                   --                   --             2               --
----------- ----------- -------------------- -------------------- ------------- ----------------
    228,831   1,172,822           16,934,375           24,317,395    35,037,543          228,991
----------- ----------- -------------------- -------------------- ------------- ----------------
         --          --                   --                   --            --               --
         54          82                   53                   57            40               73
----------- ----------- -------------------- -------------------- ------------- ----------------
         54          82                   53                   57            40               73
----------- ----------- -------------------- -------------------- ------------- ----------------
  $ 228,777 $ 1,172,740         $ 16,934,322         $ 24,317,338  $ 35,037,503        $ 228,918
=========== =========== ==================== ==================== ============= ================
  $ 228,777 $ 1,172,740         $ 16,934,322         $ 24,317,338  $ 35,037,503        $ 228,918
         --          --                   --                   --            --               --
----------- ----------- -------------------- -------------------- ------------- ----------------
  $ 228,777 $ 1,172,740         $ 16,934,322         $ 24,317,338  $ 35,037,503        $ 228,918
=========== =========== ==================== ==================== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                    LMPVET               LMPVET               LMPVET               LMPVET
                                      CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                          SMALL CAP GROWTH            INVESTORS    FUNDAMENTAL VALUE         APPRECIATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                      -------------------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value                   $ 21,966,975          $ 2,559,542         $ 83,258,481        $ 116,657,480
  Other receivables                                     --                   --                   --                   --
  Due from MetLife Investors
     USA Insurance Company                              --                   --                    6                    3
                                      -------------------- -------------------- -------------------- --------------------
       Total Assets                             21,966,975            2,559,542           83,258,487          116,657,483
                                      -------------------- -------------------- -------------------- --------------------
LIABILITIES:
  Other payables                                        --                   --                   --                   --
  Due to MetLife Investors
     USA Insurance Company                             133                   88                   79                   74
                                      -------------------- -------------------- -------------------- --------------------
       Total Liabilities                               133                   88                   79                   74
                                      -------------------- -------------------- -------------------- --------------------
NET ASSETS                                    $ 21,966,842          $ 2,559,454         $ 83,258,408        $ 116,657,409
                                      ==================== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 21,966,842          $ 2,559,454         $ 83,258,408        $ 116,657,409
  Net assets from contracts in payout                   --                   --                   --                   --
                                      -------------------- -------------------- -------------------- --------------------
       Total Net Assets                       $ 21,966,842          $ 2,559,454         $ 83,258,408        $ 116,657,409
                                      ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

                                                                     LMPVET                         LMPVET
              LMPVET               LMPVET LMPVET INVESTMENT     CLEARBRIDGE           LMPVET  BATTERYMARCH
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  COUNSEL VARIABLE VARIABLE EQUITY      CLEARBRIDGE      VARIABLE
   AGGRESSIVE GROWTH     LARGE CAP GROWTH  SOCIAL AWARENESS  INCOME BUILDER VARIABLE CAPITAL GLOBAL EQUITY
         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
-------------------- -------------------- ----------------- --------------- ---------------- -------------
       $ 123,706,083          $ 6,818,757         $ 515,755    $ 64,946,374      $ 5,470,012   $ 3,587,445
                  --                   --                --              --               --            --
                   3                    1                --              --               --            --
-------------------- -------------------- ----------------- --------------- ---------------- -------------
         123,706,086            6,818,758           515,755      64,946,374        5,470,012     3,587,445
-------------------- -------------------- ----------------- --------------- ---------------- -------------
                  --                   --                --              --               --            --
                 162                   55                43              23              113            44
-------------------- -------------------- ----------------- --------------- ---------------- -------------
                 162                   55                43              23              113            44
-------------------- -------------------- ----------------- --------------- ---------------- -------------
       $ 123,705,924          $ 6,818,703         $ 515,712    $ 64,946,351      $ 5,469,899   $ 3,587,401
==================== ==================== ================= =============== ================ =============
       $ 123,705,924          $ 6,818,703         $ 515,712    $ 64,946,351      $ 5,469,899   $ 3,587,401
                  --                   --                --              --               --            --
-------------------- -------------------- ----------------- --------------- ---------------- -------------
       $ 123,705,924          $ 6,818,703         $ 515,712    $ 64,946,351      $ 5,469,899   $ 3,587,401
==================== ==================== ================= =============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                                    LMPVET
                                      CLEARBRIDGE VARIABLE LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE
                                         DIVIDEND STRATEGY   ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%
                                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                      -------------------- ---------------- ---------------- ----------------
ASSETS:
  Investments at fair value                    $ 5,884,596      $ 7,231,590      $ 3,447,377     $ 47,576,594
  Other receivables                                     --               --               --               --
  Due from MetLife Investors
     USA Insurance Company                              --               --               --               --
                                      -------------------- ---------------- ---------------- ----------------
       Total Assets                              5,884,596        7,231,590        3,447,377       47,576,594
                                      -------------------- ---------------- ---------------- ----------------
LIABILITIES:
  Other payables                                        --               --               --               --
  Due to MetLife Investors
     USA Insurance Company                              77               22               27               33
                                      -------------------- ---------------- ---------------- ----------------
       Total Liabilities                                77               22               27               33
                                      -------------------- ---------------- ---------------- ----------------
NET ASSETS                                     $ 5,884,519      $ 7,231,568      $ 3,447,350     $ 47,576,561
                                      ==================== ================ ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 5,884,519      $ 7,231,568      $ 3,447,350     $ 47,576,561
  Net assets from contracts in payout                   --               --               --               --
                                      -------------------- ---------------- ---------------- ----------------
       Total Net Assets                        $ 5,884,519      $ 7,231,568      $ 3,447,350     $ 47,576,561
                                      ==================== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

 LMPVIT WESTERN
 ASSET VARIABLE        LMPVIT WESTERN LMPVIT WESTERN
ADJUSTABLE RATE ASSET VARIABLE GLOBAL ASSET VARIABLE
         INCOME       HIGH YIELD BOND   MONEY MARKET
    SUB-ACCOUNT           SUB-ACCOUNT    SUB-ACCOUNT
--------------- --------------------- --------------
    $ 2,122,010          $ 48,249,677   $ 93,473,315
             --                    --             --
             --                    --             --
--------------- --------------------- --------------
      2,122,010            48,249,677     93,473,315
--------------- --------------------- --------------
             --                    --             --
             70                    97             74
--------------- --------------------- --------------
             70                    97             74
--------------- --------------------- --------------
    $ 2,121,940          $ 48,249,580   $ 93,473,241
=============== ===================== ==============
    $ 2,121,940          $ 48,249,580   $ 93,471,547
             --                    --          1,694
--------------- --------------------- --------------
    $ 2,121,940          $ 48,249,580   $ 93,473,241
=============== ===================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             MIST LORD ABBETT    MIST LORD ABBETT    MIST VAN KAMPEN    MIST LORD ABBETT
                                            GROWTH AND INCOME      BOND DEBENTURE     MID CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------- ------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                  $ 10,213,969        $ 15,102,210               $ --           $ 706,119
                                            -------------------- ------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                     6,078,965           2,941,857            530,869             581,656
      Administrative charges                          727,669             509,331             99,036             100,929
                                            -------------------- ------------------- ------------------ -------------------
        Total expenses                              6,806,634           3,451,188            629,905             682,585
                                            -------------------- ------------------- ------------------ -------------------
           Net investment income (loss) .           3,407,335          11,651,022           (629,905)             23,534
                                            -------------------- ------------------- ------------------ -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                  --                 --                  --
      Realized gains (losses) on sale of
        investments                               (19,779,752)         (2,618,629)          (846,552)           (729,988)
                                            -------------------- ------------------- ------------------ -------------------
           Net realized gains (losses)            (19,779,752)         (2,618,629)          (846,552)           (729,988)
                                            -------------------- ------------------- ------------------ -------------------
      Change in unrealized gains (losses)
        on investments                             89,166,515          53,160,028         18,975,278          12,132,534
                                            -------------------- ------------------- ------------------ -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                69,386,763          50,541,399         18,128,726          11,402,546
                                            -------------------- ------------------- ------------------ -------------------
      Net increase (decrease) in net assets
        resulting from operations                $ 72,794,098        $ 62,192,421       $ 17,498,821        $ 11,426,080
                                            ==================== =================== ================== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                     MIST HARRIS                                                MIST LEGG MASON
MIST LAZARD        MIST MET/AIM          OAKMARK MIST THIRD AVENUE        MIST OPPENHEIMER             PARTNERS
    MID CAP    SMALL CAP GROWTH    INTERNATIONAL   SMALL CAP VALUE    CAPITAL APPRECIATION    AGGRESSIVE GROWTH
SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
  $ 937,966                $ --     $ 17,983,784       $ 2,506,587                    $ --                 $ --
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
  1,150,395           1,589,706        3,263,091         3,018,739               2,406,642              876,125
    202,473             286,629          586,390           526,845                 421,139              156,733
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
  1,352,868           1,876,335        3,849,481         3,545,584               2,827,781            1,032,858
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
   (414,902)         (1,876,335)      14,134,303        (1,038,997)             (2,827,781)          (1,032,858)
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
         --                  --               --         2,305,061                      --                   --
 (3,302,687)         (2,814,981)      (8,257,515)       (3,161,256)            (16,868,181)          (3,151,338)
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
 (3,302,687)         (2,814,981)      (8,257,515)         (856,195)            (16,868,181)          (3,151,338)
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
 29,227,950          37,631,558       95,170,553        53,626,734              81,408,078           21,503,806
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
 25,925,263          34,816,577       86,913,038        52,770,539              64,539,897           18,352,468
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
$25,510,361        $ 32,940,242    $ 101,047,341      $ 51,731,542            $ 61,712,116         $ 17,319,610
============== =================== ============= ==================== ======================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                               MIST PIMCO
                                                MIST PIMCO     MIST RCM         INFLATION    MIST T. ROWE PRICE
                                              TOTAL RETURN   TECHNOLOGY    PROTECTED BOND        MID CAP GROWTH
                                               SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------- --------------- ----------------- ---------------------
INVESTMENT INCOME:
      Dividends                               $ 48,209,784         $ --      $ 11,090,812                  $ --
                                          ---------------- --------------- ----------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                 10,461,377      728,903         4,886,906             2,605,835
      Administrative charges                     1,741,889      127,644           869,716               474,172
                                          ---------------- --------------- ----------------- ---------------------
        Total expenses                          12,203,266      856,547         5,756,622             3,080,007
                                          ---------------- --------------- ----------------- ---------------------
           Net investment income (loss)         36,006,518     (856,547)        5,334,190            (3,080,007)
                                          ---------------- --------------- ----------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions               28,050,617           --                --                    --
      Realized gains (losses) on sale of
        investments                                 57,417   (4,131,893)         (156,702)           (1,354,117)
                                          ---------------- --------------- ----------------- ---------------------
           Net realized gains (losses)          28,108,034   (4,131,893)         (156,702)           (1,354,117)
                                          ---------------- --------------- ----------------- ---------------------
      Change in unrealized gains (losses)
        on investments                          43,548,561   28,745,651        43,470,993            73,868,915
                                          ---------------- --------------- ----------------- ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             71,656,595   24,613,758        43,314,291            72,514,798
                                          ---------------- --------------- ----------------- ---------------------
      Net increase (decrease) in net assets
        resulting from operations            $ 107,663,113 $ 23,757,211      $ 48,648,481          $ 69,434,791
                                          ================ =============== ================= =====================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST MFS RESEARCH          MIST CLARION       MIST TURNER    MIST GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
    INTERNATIONAL    GLOBAL REAL ESTATE    MID CAP GROWTH         MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
      $ 7,229,865           $ 2,365,872              $ --             $ 864,929          $ 33,320,959         $ 54,442,795
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        3,221,812             1,081,659           595,006               977,453            16,122,077           23,672,765
          559,129               189,778           107,333               173,291             2,912,906            4,267,838
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        3,780,941             1,271,437           702,339             1,150,744            19,034,983           27,940,603
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        3,448,924             1,094,435          (702,339)             (285,815)           14,285,976           26,502,192
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
               --                    --                --                    --            19,403,324           41,039,046
       (7,097,913)           (3,927,292)       (3,199,344)           (5,598,321)           (6,050,458)         (13,066,221)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       (7,097,913)           (3,927,292)       (3,199,344)           (5,598,321)           13,352,866           27,972,825
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       67,944,426            28,010,276        20,390,571            24,667,040           207,905,178          327,614,224
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       60,846,513            24,082,984        17,191,227            19,068,719           221,258,044          355,587,049
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
     $ 64,295,437          $ 25,177,419      $ 16,488,888          $ 18,782,904         $ 235,544,020        $ 382,089,241
==================== ===================== ================= ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                 MIST METLIFE       MIST METLIFE           MIST METLIFE    MIST VAN KAMPEN
                                            BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                  SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                            -------------------- ------------------ ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                          $ --               $ --                   $ --        $ 1,161,814
                                            -------------------- ------------------ ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    53,859,427         59,837,005              4,675,079          1,361,048
      Administrative charges                        9,757,141         10,801,835                835,264            261,174
                                            -------------------- ------------------ ---------------------- ------------------
        Total expenses                             63,616,568         70,638,840              5,510,343          1,622,222
                                            -------------------- ------------------ ---------------------- ------------------
           Net investment income (loss)           (63,616,568)       (70,638,840)            (5,510,343)          (460,408)
                                            -------------------- ------------------ ---------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                 --                     --                 --
      Realized gains (losses) on sale of
        investments                               (39,830,891)      (126,970,726)           (16,962,168)        (1,068,540)
                                            -------------------- ------------------ ---------------------- ------------------
           Net realized gains (losses)            (39,830,891)      (126,970,726)           (16,962,168)        (1,068,540)
                                            -------------------- ------------------ ---------------------- ------------------
      Change in unrealized gains (losses)
        on investments                          1,040,029,640      1,313,230,729            115,113,676         34,431,722
                                            -------------------- ------------------ ---------------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             1,000,198,749      1,186,260,003             98,151,508         33,363,182
                                            -------------------- ------------------ ---------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations               $ 936,582,181    $ 1,115,621,163           $ 92,641,165       $ 32,902,774
                                            ==================== ================== ====================== ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON    MIST MFS EMERGING    MIST LOOMIS SAYLES                            MIST DREMAN
   VALUE EQUITY       MARKETS EQUITY        GLOBAL MARKETS    MIST JANUS FORTY    SMALL CAP VALUE    MIST PIONEER FUND
    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
      $ 881,856          $ 1,630,736           $ 1,086,433                $ --          $ 131,590            $ 477,269
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
        750,479            1,544,755               771,990             256,593            232,683              365,838
        147,810              280,911               139,095              41,550             37,518               78,219
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
        898,289            1,825,666               911,085             298,143            270,201              444,057
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
        (16,433)            (194,930)              175,348            (298,143)          (138,611)              33,212
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
             --                   --                    --                  --                 --                   --
     (3,027,666)          (1,132,770)           (3,107,251)           (800,679)          (293,997)             (31,424)
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
     (3,027,666)          (1,132,770)           (3,107,251)           (800,679)          (293,997)             (31,424)
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
     22,636,627           56,909,602            21,190,524           6,731,098          4,683,332            8,417,448
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
     19,608,961           55,776,832            18,083,273           5,930,419          4,389,335            8,386,024
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
   $ 19,592,528         $ 55,581,902          $ 18,258,621         $ 5,632,276        $ 4,250,724          $ 8,419,236
================== ==================== ===================== =================== ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                  MIST PIONEER    MIST BLACKROCK    MIST BLACKROCK     MIST RAINIER
                                              STRATEGIC INCOME    LARGE CAP CORE        HIGH YIELD LARGE CAP EQUITY
                                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------------- ----------------- -------------- -------------------
INVESTMENT INCOME:
      Dividends                                    $ 8,627,319          $ 55,670       $ 2,036,653        $ 223,136
                                          ----------------------- ----------------- -------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                      2,141,245            64,301           797,806          372,412
      Administrative charges                           456,171            10,329           143,052           68,239
                                          ----------------------- ----------------- -------------- -------------------
        Total expenses                               2,597,416            74,630           940,858          440,651
                                          ----------------------- ----------------- -------------- -------------------
           Net investment income (loss)              6,029,903           (18,960)        1,095,795         (217,515)
                                          ----------------------- ----------------- -------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                           --                --                --               --
      Realized gains (losses) on sale of
        investments                                   (191,058)         (301,081)          422,595       (3,536,480)
                                          ----------------------- ----------------- -------------- -------------------
           Net realized gains (losses)                (191,058)         (301,081)          422,595       (3,536,480)
                                          ----------------------- ----------------- -------------- -------------------
      Change in unrealized gains (losses)
        on investments                              42,593,196         1,074,214        18,932,338        9,381,760
                                          ----------------------- ----------------- -------------- -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                 42,402,138           773,133        19,354,933        5,845,280
                                          ----------------------- ----------------- -------------- -------------------
      Net increase (decrease) in net assets
        resulting from operations                 $ 48,432,041         $ 754,173      $ 20,450,728      $ 5,627,765
                                          ======================= ================= ============== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN                                      MIST AMERICAN                            MIST AMERICAN
FUNDS BALANCED    MIST AMERICAN    MIST AMERICAN     FUNDS GROWTH          MIST AMERICAN    FUNDS MODERATE
    ALLOCATION       FUNDS BOND     FUNDS GROWTH       ALLOCATION    FUNDS INTERNATIONAL        ALLOCATION
   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
          $ --              $ 6             $ --            $ 113                   $ --              $ --
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
    10,308,651        1,071,253        1,841,148       11,439,567              1,341,177         6,643,928
     1,927,757          198,279          341,747        2,138,228                250,869         1,246,815
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
    12,236,408        1,269,532        2,182,895       13,577,795              1,592,046         7,890,743
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
   (12,236,408)      (1,269,526)      (2,182,895)     (13,577,682)            (1,592,046)       (7,890,743)
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
            --               --               --               --                     12                --
       191,299           28,504         (519,260)         841,106               (265,019)            4,019
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
       191,299           28,504         (519,260)         841,106               (265,007)            4,019
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
   219,603,120        8,847,600       49,442,762      282,438,706             38,360,906       114,712,832
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
   219,794,419        8,876,104       48,923,502      283,279,812             38,095,899       114,716,851
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
 $ 207,558,011      $ 7,606,578     $ 46,740,607    $ 269,702,130           $ 36,503,853     $ 106,826,108
================= ================ ================ ================ ====================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                  MIST MET/FRANKLIN
                                            MIST MET/FRANKLIN    TEMPLETON FOUNDING       MIST SSGA    MIST SSGA GROWTH
                                                MUTUAL SHARES              STRATEGY      GROWTH ETF      AND INCOME ETF
                                                  SUB-ACCOUNT           SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------- --------------------- --------------- -------------------
INVESTMENT INCOME:
      Dividends                                          $ --                  $ --       $ 745,932           $ 975,025
                                            -------------------- --------------------- --------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                       464,812             4,251,353       1,047,797           1,627,546
      Administrative charges                           84,443               798,277         198,449             311,890
                                            -------------------- --------------------- --------------- -------------------
        Total expenses                                549,255             5,049,630       1,246,246           1,939,436
                                            -------------------- --------------------- --------------- -------------------
           Net investment income (loss)              (549,255)           (5,049,630)       (500,314)           (964,411)
                                            -------------------- --------------------- --------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                    --              --                  --
      Realized gains (losses) on sale of
        investments                                   (53,543)              451,638       1,358,621             278,018
                                            -------------------- --------------------- --------------- -------------------
           Net realized gains (losses)                (53,543)              451,638       1,358,621             278,018
                                            -------------------- --------------------- --------------- -------------------
      Change in unrealized gains (losses)
        on investments                              9,923,609            92,147,991      26,439,276          34,296,659
                                            -------------------- --------------------- --------------- -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                 9,870,066            92,599,629      27,797,897          34,574,677
                                            -------------------- --------------------- --------------- -------------------
      Net increase (decrease) in net assets
        resulting from operations                 $ 9,320,811          $ 87,549,999    $ 27,297,583        $ 33,610,266
                                            ==================== ===================== =============== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST MET/TEMPLETON       AIM V.I.    AIM V.I. CAPITAL                AIM V.I.    AIM V.I. BASIC    AIM V.I. GLOBAL
INTERNATIONAL BOND    CORE EQUITY        APPRECIATION    INTERNATIONAL GROWTH          BALANCED        REAL ESTATE
   SUB-ACCOUNT (a)    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
              $ --        $ 6,643               $ 904               $ 759,840          $ 11,970               $ --
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
            23,852          5,283               2,036                 474,708             3,511             34,959
             4,464             --                  --                 108,231                --              8,096
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
            28,316          5,283               2,036                 582,939             3,511             43,055
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
           (28,316)         1,360              (1,132)                176,901             8,459            (43,055)
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
                --             --                  --                      --                --                 --
             2,410        (16,052)            (16,131)                (59,133)          (57,173)          (195,448)
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
             2,410        (16,052)            (16,131)                (59,133)          (57,173)          (195,448)
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
           237,577        103,659              42,046              13,640,583           111,144          1,256,847
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
           239,987         87,607              25,915              13,581,450            53,971          1,061,399
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
         $ 211,671       $ 88,967            $ 24,783            $ 13,758,351          $ 62,430        $ 1,018,344
===================== ============== =================== ======================= ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                  MFS VIT            MFS VIT          MFS VIT    OPPENHEIMER VA
                                                 RESEARCH    INVESTORS TRUST    NEW DISCOVERY       MAIN STREET
                                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                          ------------------ ------------------ ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                   $ 1,358              $ 837             $ --           $ 2,192
                                          ------------------ ------------------ ---------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                     1,323                661              574             1,581
      Administrative charges                           --                 --               --                --
                                          ------------------ ------------------ ---------------- -----------------
        Total expenses                              1,323                661              574             1,581
                                          ------------------ ------------------ ---------------- -----------------
           Net investment income (loss)                35                176             (574)              611
                                          ------------------ ------------------ ---------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                      --                 --               --                --
      Realized gains (losses) on sale of
        investments                                (3,435)            (1,543)         (10,436)           (3,478)
                                          ------------------ ------------------ ---------------- -----------------
           Net realized gains (losses)             (3,435)            (1,543)         (10,436)           (3,478)
                                          ------------------ ------------------ ---------------- -----------------
      Change in unrealized gains (losses)
        on investments                             27,152             12,125           31,574            30,582
                                          ------------------ ------------------ ---------------- -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                23,717             10,582           21,138            27,104
                                          ------------------ ------------------ ---------------- -----------------
      Net increase (decrease) in net assets
        resulting from operations                $ 23,752           $ 10,758         $ 20,564          $ 27,715
                                          ================== ================== ================ =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                    OPPENHEIMER VA
OPPENHEIMER VA    OPPENHEIMER VA       MAIN STREET    OPPENHEIMER VA     FIDELITY VIP    FIDELITY VIP
          BOND    STRATEGIC BOND         SMALL CAP             MONEY    ASSET MANAGER          GROWTH
   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
          $ --              $ 72         $ 157,822             $ 454      $ 2,200,372       $ 512,941
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
           865               187           328,527             1,794        1,249,746       1,534,837
            --                --            74,956                --               --              --
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
           865               187           403,483             1,794        1,249,746       1,534,837
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
          (865)             (115)         (245,661)           (1,340)         950,626      (1,021,896)
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
            --                11                --                --          154,201         100,708
       (34,236)              (94)          (27,101)               --       (4,084,813)     (5,720,850)
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
       (34,236)              (83)          (27,101)               --       (3,930,612)     (5,620,142)
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
        34,717             2,311        10,675,311                --       25,436,293      34,339,329
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
           481             2,228        10,648,210                --       21,505,681      28,719,187
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
        $ (384)          $ 2,113      $ 10,402,549          $ (1,340)    $ 22,456,307    $ 27,697,291
================= ================= ================= ================= ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              FIDELITY VIP    FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                                CONTRAFUND        OVERSEAS    EQUITY-INCOME       INDEX 500
                                               SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                          ------------------- --------------- ---------------- ---------------
INVESTMENT INCOME:
      Dividends                                $ 3,669,804       $ 118,714        $ 131,025     $ 1,583,168
                                          ------------------- --------------- ---------------- ---------------
EXPENSES:
      Mortality and expense risk
        charges                                  3,292,637          69,068           81,857         846,217
      Administrative charges                       147,620              --               --              --
                                          ------------------- --------------- ---------------- ---------------
        Total expenses                           3,440,257          69,068           81,857         846,217
                                          ------------------- --------------- ---------------- ---------------
           Net investment income (loss)            229,547          49,646           49,168         736,951
                                          ------------------- --------------- ---------------- ---------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                   75,028          17,622               --       1,427,642
      Realized gains (losses) on sale of
        investments                             (8,222,071)       (353,146)        (854,761)     (2,493,238)
                                          ------------------- --------------- ---------------- ---------------
           Net realized gains (losses)          (8,147,043)       (335,524)        (854,761)     (1,065,596)
                                          ------------------- --------------- ---------------- ---------------
      Change in unrealized gains (losses)
        on investments                          85,877,398       1,550,624        2,262,987      14,484,264
                                          ------------------- --------------- ---------------- ---------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             77,730,355       1,215,100        1,408,226      13,418,668
                                          ------------------- --------------- ---------------- ---------------
      Net increase (decrease) in net assets
        resulting from operations             $ 77,959,902     $ 1,264,746      $ 1,457,394    $ 14,155,619
                                          =================== =============== ================ ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

FIDELITY VIP    FIDELITY VIP         FIDELITY VIP              DWS    MSF FI MID CAP           MSF FI
MONEY MARKET         MID CAP    FUNDS MANAGER 60%    INTERNATIONAL     OPPORTUNITIES    VALUE LEADERS
 SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT (b)      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
--------------- --------------- -------------------- ---------------- ----------------- ----------------
   $ 292,565       $ 383,210            $ 428,118        $ 849,415          $ 47,720         $ 91,907
--------------- --------------- -------------------- ---------------- ----------------- ----------------
     561,153         835,298               27,072          261,099            42,151           52,555
          --         177,370                   --               --                --            8,608
--------------- --------------- -------------------- ---------------- ----------------- ----------------
     561,153       1,012,668               27,072          261,099            42,151           61,163
--------------- --------------- -------------------- ---------------- ----------------- ----------------
    (268,588)       (629,458)             401,046          588,316             5,569           30,744
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --         464,018               38,339               --                --               --
          --        (151,993)                 378       (1,165,546)         (311,844)        (302,926)
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --         312,025               38,717       (1,165,546)         (311,844)        (302,926)
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --      24,075,131             (356,360)       6,007,926         1,196,156          956,728
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --      24,387,156             (317,643)       4,842,380           884,312          653,802
--------------- --------------- -------------------- ---------------- ----------------- ----------------
  $ (268,588)   $ 23,757,698             $ 83,403      $ 5,430,696         $ 889,881        $ 684,546
=============== =============== ==================== ================ ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                       MSF BLACKROCK
                                              MSF RUSSELL              MSF ARTIO     MSF METLIFE    LEGACY LARGE CAP
                                               2000 INDEX    INTERNATIONAL STOCK     STOCK INDEX              GROWTH
                                              SUB-ACCOUNT            SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------ ---------------------- --------------- -------------------
INVESTMENT INCOME:
      Dividends                                 $ 136,948               $ 14,625     $ 4,611,800             $ 8,136
                                          ------------------ ---------------------- --------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                   111,071                 48,221       3,334,978              76,373
      Administrative charges                        5,296                  8,179         431,121              10,740
                                          ------------------ ---------------------- --------------- -------------------
        Total expenses                            116,367                 56,400       3,766,099              87,113
                                          ------------------ ---------------------- --------------- -------------------
           Net investment income (loss)            20,581                (41,775)        845,701             (78,977)
                                          ------------------ ---------------------- --------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                 186,482                     --       3,774,918                  --
      Realized gains (losses) on sale of
        investments                              (747,255)              (536,794)     (6,290,225)            101,626
                                          ------------------ ---------------------- --------------- -------------------
           Net realized gains (losses)           (560,773)              (536,794)     (2,515,307)            101,626
                                          ------------------ ---------------------- --------------- -------------------
      Change in unrealized gains (losses)
        on investments                          2,716,791              1,254,318      57,162,274           2,007,220
                                          ------------------ ---------------------- --------------- -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             2,156,018                717,524      54,646,967           2,108,846
                                          ------------------ ---------------------- --------------- -------------------
      Net increase (decrease) in net assets
        resulting from operations             $ 2,176,599              $ 675,749    $ 55,492,668         $ 2,029,869
                                          ================== ====================== =============== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                            MSF BARCLAYS
  MSF BLACKROCK    MSF BLACKROCK      MSF BLACKROCK    CAPITAL AGGREGATE                  MSF MORGAN STANLEY
STRATEGIC VALUE      BOND INCOME    LARGE CAP VALUE           BOND INDEX MSF MFS VALUE            EAFE INDEX
    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT           SUB-ACCOUNT
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
       $ 81,376      $ 2,405,074           $ 37,833            $ 516,856          $ --             $ 520,266
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
         99,392          563,286             32,140              188,518       385,667               210,990
             --           77,387                 --               14,651        54,061                 7,684
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
         99,392          640,673             32,140              203,169       439,728               218,674
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
        (18,016)       1,764,401              5,693              313,687      (439,728)              301,592
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
             --               --                 --                   --            --                84,467
       (601,664)        (268,086)          (205,113)               7,943      (645,688)             (250,039)
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
       (601,664)        (268,086)          (205,113)               7,943      (645,688)             (165,572)
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
      1,528,950        1,156,351            443,173               76,682     6,208,062             3,702,628
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
        927,286          888,265            238,060               84,625     5,562,374             3,537,056
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
      $ 909,270      $ 2,652,666          $ 243,753            $ 398,312   $ 5,122,646           $ 3,838,648
================== ================ ================== ================= ================ =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                   MSF MFS            MSF METLIFE        MSF DAVIS    MSF MET/ARTISAN
                                              TOTAL RETURN    MID CAP STOCK INDEX    VENTURE VALUE      MID CAP VALUE
                                               SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                          ------------------- ---------------------- ---------------- ------------------
INVESTMENT INCOME:
      Dividends                                $ 1,503,197              $ 230,684      $ 5,420,896        $ 1,397,789
                                          ------------------- ---------------------- ---------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    509,688                198,676        5,457,572          2,298,016
      Administrative charges                        65,901                  4,405          966,191            385,467
                                          ------------------- ---------------------- ---------------- ------------------
        Total expenses                             575,589                203,081        6,423,763          2,683,483
                                          ------------------- ---------------------- ---------------- ------------------
           Net investment income (loss)            927,608                 27,603       (1,002,867)        (1,285,694)
                                          ------------------- ---------------------- ---------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                507,504               --                 --
      Realized gains (losses) on sale of
        investments                             (1,798,808)              (420,375)      (1,256,250)       (12,233,086)
                                          ------------------- ---------------------- ---------------- ------------------
           Net realized gains (losses)          (1,798,808)                87,129       (1,256,250)       (12,233,086)
                                          ------------------- ---------------------- ---------------- ------------------
      Change in unrealized gains (losses)
        on investments                           6,598,073              4,737,345      114,664,484         69,654,908
                                          ------------------- ---------------------- ---------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                              4,799,265              4,824,474      113,408,234         57,421,822
                                          ------------------- ---------------------- ---------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations              $ 5,726,873            $ 4,852,077    $ 112,405,367       $ 56,136,128
                                          =================== ====================== ================ ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                      MSF WESTERN ASSET
MSF JENNISON    MSF BLACKROCK    MSF T. ROWE PRICE           MANAGEMENT    MSF OPPENHEIMER              MSF METLIFE
      GROWTH     MONEY MARKET     SMALL CAP GROWTH      U.S. GOVERNMENT      GLOBAL EQUITY    AGGRESSIVE ALLOCATION
 SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
       $ 294      $ 1,554,066              $ 6,087          $ 4,589,935          $ 211,614                 $ 30,109
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
   2,002,933        8,634,240               74,125            1,473,148            111,403                   19,574
     359,637        1,548,808                9,748              282,230             23,023                    3,451
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
   2,362,570       10,183,048               83,873            1,755,378            134,426                   23,025
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  (2,362,276)      (8,628,982)             (77,786)           2,834,557             77,188                    7,084
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
          --               --              143,318                   --                 --                    2,465
  (1,582,386)              --             (127,281)            (437,814)          (449,562)                (126,250)
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  (1,582,386)              --               16,037             (437,814)          (449,562)                (123,785)
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  51,528,912               --            1,900,637              506,647          3,493,463                  523,966
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  49,946,526               --            1,916,674               68,833          3,043,901                  400,181
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
$ 47,584,250     $ (8,628,982)         $ 1,838,888          $ 2,903,390        $ 3,121,089                $ 407,265
=============== ================ ==================== ==================== ================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                               MSF METLIFE            MSF METLIFE                                     MSF METLIFE
                                              CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE              MODERATE TO
                                                ALLOCATION    MODERATE ALLOCATION    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------- ---------------------- ---------------------- ------------------------
INVESTMENT INCOME:
      Dividends                                  $ 234,089              $ 226,915            $ 1,156,537              $ 1,198,657
                                          ------------------- ---------------------- ---------------------- ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                    107,788                112,376                577,928                  698,612
      Administrative charges                        18,239                 18,473                 97,618                  118,251
                                          ------------------- ---------------------- ---------------------- ------------------------
        Total expenses                             126,027                130,849                675,546                  816,863
                                          ------------------- ---------------------- ---------------------- ------------------------
           Net investment income (loss)            108,062                 96,066                480,991                  381,794
                                          ------------------- ---------------------- ---------------------- ------------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                   47,527                 51,309                610,276                  656,798
      Realized gains (losses) on sale of
        investments                                 (6,553)              (135,700)              (774,910)              (2,663,753)
                                          ------------------- ---------------------- ---------------------- ------------------------
           Net realized gains (losses)              40,974                (84,391)              (164,634)              (2,006,955)
                                          ------------------- ---------------------- ---------------------- ------------------------
      Change in unrealized gains (losses)
        on investments                           1,147,227              1,460,263              8,417,844               13,286,168
                                          ------------------- ---------------------- ---------------------- ------------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                              1,188,201              1,375,872              8,253,210               11,279,213
                                          ------------------- ---------------------- ---------------------- ------------------------
      Net increase (decrease) in net assets
        resulting from operations              $ 1,296,263            $ 1,471,938            $ 8,734,201             $ 11,661,007
                                          =================== ====================== ====================== ========================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                          MSF NEUBERGER    MSF MET/DIMENSIONAL        MSF VAN ECK
MSF T. ROWE PRICE    MSF LOOMIS SAYLES           BERMAN    INTERNATIONAL SMALL     GLOBAL NATURAL    VAN KAMPEN LIT
 LARGE CAP GROWTH       SMALL CAP CORE    MID CAP VALUE                COMPANY          RESOURCES    CAPITAL GROWTH
      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT (a)       SUB-ACCOUNT
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          $ 2,719                 $ --            $ 708                   $ --               $ --             $ 112
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
           11,549               10,600            1,513                115,397             59,839             1,385
            2,121                1,805              284                 20,631             11,326                --
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
           13,670               12,405            1,797                136,028             71,165             1,385
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          (10,951)             (12,405)          (1,089)              (136,028)           (71,165)           (1,273)
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
               --                   --               17                     --                 --                --
          (39,827)               4,026            7,294                389,832                 --           (11,410)
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          (39,827)               4,026            7,311                389,832                 --           (11,410)
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          358,699              269,382           48,105              2,668,479          1,451,075            61,642
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          318,872              273,408           55,416              3,058,311          1,451,075            50,232
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
        $ 307,921            $ 261,003         $ 54,327            $ 2,922,283        $ 1,379,910          $ 48,959
==================== ==================== ================ ====================== ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                               VAN KAMPEN LIT        FEDERATED    FEDERATED HIGH    FEDERATED MID CAP
                                            GROWTH AND INCOME    EQUITY INCOME       INCOME BOND    GROWTH STRATEGIES
                                                  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------- ---------------- ----------------- --------------------
INVESTMENT INCOME:
      Dividends                                   $ 2,787,954            $ 843           $ 2,412                 $ --
                                            -------------------- ---------------- ----------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       899,745              261               404                1,062
      Administrative charges                          193,198               --                --                   --
                                            -------------------- ---------------- ----------------- --------------------
        Total expenses                              1,092,943              261               404                1,062
                                            -------------------- ---------------- ----------------- --------------------
           Net investment income (loss)             1,695,011              582             2,008               (1,062)
                                            -------------------- ---------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --               --                --                   --
      Realized gains (losses) on sale of
        investments                                   (72,754)             (60)          (17,126)             (10,670)
                                            -------------------- ---------------- ----------------- --------------------
           Net realized gains (losses)                (72,754)             (60)          (17,126)             (10,670)
                                            -------------------- ---------------- ----------------- --------------------
      Change in unrealized gains (losses)
        on investments                             17,669,646            2,042            24,323               31,352
                                            -------------------- ---------------- ----------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                17,596,892            1,982             7,197               20,682
                                            -------------------- ---------------- ----------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations                $ 19,291,903          $ 2,564           $ 9,205             $ 19,620
                                            ==================== ================ ================= ====================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                ALGER    T. ROWE PRICE          T. ROWE PRICE    T. ROWE PRICE    JANUS ASPEN
NEUBERGER GENESIS    SMALL CAP GROWTH     GROWTH STOCK    INTERNATIONAL STOCK    PRIME RESERVE      WORLDWIDE
      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
             $ --                $ --         $ 12,685               $ 17,701          $ 4,379           $ 76
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
               74             582,628           52,930                  6,332           17,607             46
               --                  --               --                     --               --             --
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
               74             582,628           52,930                  6,332           17,607             46
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
              (74)           (582,628)         (40,245)                11,369          (13,228)            30
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
               --                  --               --                     --               --             --
              125          (1,582,055)        (204,643)               (30,033)              62           (118)
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
              125          (1,582,055)        (204,643)               (30,033)              62           (118)
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
            1,945          18,064,321        2,364,460                320,779              (77)         1,751
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
            2,070          16,482,266        2,159,817                290,746              (15)         1,633
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
          $ 1,996        $ 15,899,638      $ 2,119,572              $ 302,115        $ (13,243)       $ 1,663
==================== =================== ================ ====================== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              AMERICAN FUNDS
                                                GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS
                                              CAPITALIZATION            GROWTH     GROWTH-INCOME     GLOBAL GROWTH
                                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                          --------------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                    $ 128,655       $ 2,249,161       $ 2,964,184       $ 1,904,325
                                          --------------------- ----------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      490,529         4,072,461         2,269,120         1,650,405
      Administrative charges                          60,899           720,459           373,005           314,937
                                          --------------------- ----------------- ----------------- -----------------
        Total expenses                               551,428         4,792,920         2,642,125         1,965,342
                                          --------------------- ----------------- ----------------- -----------------
           Net investment income (loss)             (422,773)       (2,543,759)          322,059           (61,017)
                                          --------------------- ----------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                --                --                --
      Realized gains (losses) on sale of
        investments                               (1,694,311)       (1,802,447)       (1,316,628)       (1,759,994)
                                          --------------------- ----------------- ----------------- -----------------
           Net realized gains (losses)            (1,694,311)       (1,802,447)       (1,316,628)       (1,759,994)
                                          --------------------- ----------------- ----------------- -----------------
      Change in unrealized gains (losses)
        on investments                            21,104,646       109,262,944        48,223,682        45,865,486
                                          --------------------- ----------------- ----------------- -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                               19,410,335       107,460,497        46,907,054        44,105,492
                                          --------------------- ----------------- ----------------- -----------------
      Net increase (decrease) in net assets
        resulting from operations               $ 18,987,562     $ 104,916,738      $ 47,229,113      $ 44,044,475
                                          ===================== ================= ================= =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                       FTVIPT TEMPLETON
AMERICAN FUNDS        FTVIPT MUTUAL      FTVIPT TEMPLETON     FTVIPT TEMPLETON      FTVIPT FRANKLIN         GLOBAL BOND
          BOND    SHARES SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    INCOME SECURITIES          SECURITIES
   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
   $ 1,599,528          $ 1,409,250           $ 1,766,454          $ 1,031,613          $ 8,227,161         $ 4,191,492
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
       446,125              852,044               907,242              413,619            1,237,553             313,422
       103,444              174,433               144,673               82,820              256,288              73,542
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
       549,569            1,026,477             1,051,915              496,439            1,493,841             386,964
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
     1,049,959              382,773               714,539              535,174            6,733,320           3,804,528
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
            --                   --             2,179,203                   --                   --                  --
       (14,212)            (911,324)           (2,292,529)            (952,770)          (1,114,066)            (67,357)
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
       (14,212)            (911,324)             (113,326)            (952,770)          (1,114,066)            (67,357)
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
     3,366,855           16,912,881            17,837,025            9,712,864           25,289,201           1,012,803
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
     3,352,643           16,001,557            17,723,699            8,760,094           24,175,135             945,446
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
   $ 4,402,602         $ 16,384,330          $ 18,438,238          $ 9,295,268         $ 30,908,455         $ 4,749,974
================= ==================== ===================== ==================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              FTVIPT FRANKLIN
                                              SMALL CAP VALUE    UIF EQUITY AND                                 UIF U.S.
                                                   SECURITIES            INCOME    UIF U.S. REAL ESTATE    MID CAP VALUE
                                                  SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------------- ----------------- ----------------------- ----------------
INVESTMENT INCOME:
      Dividends                                     $ 145,211       $ 5,428,421             $ 1,410,886        $ 124,853
                                          ---------------------- ----------------- ----------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                        94,366         2,310,981                 541,919          115,263
      Administrative charges                           21,807           480,844                 106,524           26,466
                                          ---------------------- ----------------- ----------------------- ----------------
        Total expenses                                116,173         2,791,825                 648,443          141,729
                                          ---------------------- ----------------- ----------------------- ----------------
           Net investment income (loss)                29,038         2,636,596                 762,443          (16,876)
                                          ---------------------- ----------------- ----------------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     399,891                --                      --               --
      Realized gains (losses) on sale of
        investments                                  (114,196)       (1,942,156)             (3,055,013)        (183,244)
                                          ---------------------- ----------------- ----------------------- ----------------
           Net realized gains (losses)                285,695        (1,942,156)             (3,055,013)        (183,244)
                                          ---------------------- ----------------- ----------------------- ----------------
      Change in unrealized gains (losses)
        on investments                              2,358,393        39,158,557              15,536,655        3,959,933
                                          ---------------------- ----------------- ----------------------- ----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                 2,644,088        37,216,401              12,481,642        3,776,689
                                          ---------------------- ----------------- ----------------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations                 $ 2,673,126      $ 39,852,997            $ 13,244,085      $ 3,759,813
                                          ====================== ================= ======================= ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT  PIONEER VCT         PIONEER VCT      PIONEER VCT    PIONEER VCT    PIONEER VCT
       BOND CULLEN VALUE    EMERGING MARKETS    EQUITY INCOME           FUND     HIGH YIELD
SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------- --------------- ------------------- ---------------- -------------- -----------
   $ 55,885      $ 7,070             $ 3,154          $ 6,892        $ 2,376       $ 26,757
----------- --------------- ------------------- ---------------- -------------- -----------
     13,405       12,639               6,917            2,842          1,578          6,657
      2,691        2,484               1,236              499            362          1,291
----------- --------------- ------------------- ---------------- -------------- -----------
     16,096       15,123               8,153            3,341          1,940          7,948
----------- --------------- ------------------- ---------------- -------------- -----------
     39,789       (8,053)             (4,999)           3,551            436         18,809
----------- --------------- ------------------- ---------------- -------------- -----------
         --           --                  --               --             --             --
      4,359       18,659              30,973             (481)        (1,970)        17,311
----------- --------------- ------------------- ---------------- -------------- -----------
      4,359       18,659              30,973             (481)        (1,970)        17,311
----------- --------------- ------------------- ---------------- -------------- -----------
    109,546      265,327             223,119           48,175         49,927        166,648
----------- --------------- ------------------- ---------------- -------------- -----------
    113,905      283,986             254,092           47,694         47,957        183,959
----------- --------------- ------------------- ---------------- -------------- -----------
  $ 153,694    $ 275,933           $ 249,093         $ 51,245       $ 48,393      $ 202,768
=========== =============== =================== ================ ============== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                            PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON   PIONEER VCT    PIONEER VCT REAL
                                               GROWTH ALLOCATION  MODERATE ALLOCATION MID CAP VALUE       ESTATE SHARES
                                                     SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------- -------------------- ---------------- ----------------
INVESTMENT INCOME:
      Dividends                                        $ 358,837            $ 427,475     $ 359,120             $ 6,991
                                            -------------------- -------------------- ---------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                          176,496              176,530       340,596               1,904
      Administrative charges                              31,145               34,287        69,402                 354
                                            -------------------- -------------------- ---------------- ----------------
        Total expenses                                   207,641              210,817       409,998               2,258
                                            -------------------- -------------------- ---------------- ----------------
           Net investment income (loss)                  151,196              216,658       (50,878)              4,733
                                            -------------------- -------------------- ---------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                             --                   --            --                  --
      Realized gains (losses) on sale of
        investments                                      216,580               94,668      (740,526)             17,981
                                            -------------------- -------------------- ---------------- ----------------
           Net realized gains (losses)                   216,580               94,668      (740,526)             17,981
                                            -------------------- -------------------- ---------------- ----------------
      Change in unrealized gains (losses)
        on investments                                 4,278,917            4,279,005     7,060,304              61,778
                                            -------------------- -------------------- ---------------- ----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                    4,495,497            4,373,673     6,319,778              79,759
                                            -------------------- -------------------- ---------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations                    $ 4,646,693          $ 4,590,331   $ 6,268,900            $ 84,492
                                            ==================== ==================== ================ ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

              LMPVET                LMPVET                LMPVET                LMPVET                LMPVET                LMPVET
CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
    SMALL CAP GROWTH             INVESTORS     FUNDAMENTAL VALUE          APPRECIATION     AGGRESSIVE GROWTH      LARGE CAP GROWTH
         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
                $ --              $ 41,999             $ 970,343           $ 2,112,028                  $ --              $ 16,055
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             204,342                32,727               850,599             1,078,710             1,305,948                90,579
              39,054                 5,354               168,317               215,568               249,675                14,782
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             243,396                38,081             1,018,916             1,294,278             1,555,623               105,361
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
            (243,396)                3,918               (48,573)              817,750            (1,555,623)              (89,306)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
                  --                    --                    --                    --                    --                    --
            (475,523)             (144,402)           (1,367,279)           (1,345,960)           (2,337,581)             (329,106)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
            (475,523)             (144,402)           (1,367,279)           (1,345,960)           (2,337,581)             (329,106)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
           6,335,763               612,219            18,964,395            18,518,803            33,075,324             2,418,961
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
           5,860,240               467,817            17,597,116            17,172,843            30,737,743             2,089,855
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
         $ 5,616,844             $ 471,735          $ 17,548,543          $ 17,990,593          $ 29,182,120           $ 2,000,549
===================== ===================== ===================== ===================== ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                          LMPVET                               LMPVET
                                            LMPVET INVESTMENT        CLEARBRIDGE              LMPVET     BATTERYMARCH
                                             COUNSEL VARIABLE    VARIABLE EQUITY         CLEARBRIDGE         VARIABLE
                                             SOCIAL AWARENESS     INCOME BUILDER    VARIABLE CAPITAL    GLOBAL EQUITY
                                                  SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                            -------------------- ------------------ ------------------- ----------------
INVESTMENT INCOME:
      Dividends                                       $ 7,085        $ 1,736,345            $ 30,956         $ 95,712
                                            -------------------- ------------------ ------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                         6,754            657,967              75,183           44,686
      Administrative charges                            1,235            128,538              12,073            7,833
                                            -------------------- ------------------ ------------------- ----------------
        Total expenses                                  7,989            786,505              87,256           52,519
                                            -------------------- ------------------ ------------------- ----------------
           Net investment income (loss)                  (904)           949,840             (56,300)          43,193
                                            -------------------- ------------------ ------------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                 --                  --               --
      Realized gains (losses) on sale of
        investments                                   (74,169)        (3,323,647)           (617,452)        (445,822)
                                            -------------------- ------------------ ------------------- ----------------
           Net realized gains (losses)                (74,169)        (3,323,647)           (617,452)        (445,822)
                                            -------------------- ------------------ ------------------- ----------------
      Change in unrealized gains (losses)
        on investments                                159,948         12,577,390           2,196,191          938,864
                                            -------------------- ------------------ ------------------- ----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                    85,779          9,253,743           1,578,739          493,042
                                            -------------------- ------------------ ------------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations                    $ 84,875       $ 10,203,583         $ 1,522,439        $ 536,235
                                            ==================== ================== =================== ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                     LMPVIT WESTERN
              LMPVET                                                                 ASSET VARIABLE           LMPVIT WESTERN
CLEARBRIDGE VARIABLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE    ADJUSTABLE RATE    ASSET VARIABLE GLOBAL
   DIVIDEND STRATEGY      ALLOCATION 50%      ALLOCATION 70%      ALLOCATION 85%             INCOME          HIGH YIELD BOND
         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
           $ 105,852           $ 324,084           $ 106,710           $ 931,145           $ 37,231              $ 4,281,107
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
              78,727              87,567              40,568             390,007             25,966                  494,045
              13,140              15,999               7,408              88,121              4,777                   94,264
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
              91,867             103,566              47,976             478,128             30,743                  588,309
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
              13,985             220,518              58,734             453,017              6,488                3,692,798
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
                  --                  --                  --                  --                 --                       --
            (377,981)           (673,030)           (243,543)           (228,257)           (84,935)              (1,514,921)
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
            (377,981)           (673,030)           (243,543)           (228,257)           (84,935)              (1,514,921)
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
           1,317,453           2,112,660             995,242          10,083,114            363,254               13,639,135
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
             939,472           1,439,630             751,699           9,854,857            278,319               12,124,214
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
           $ 953,457         $ 1,660,148           $ 810,433        $ 10,307,874          $ 284,807             $ 15,817,012
======================= =================== =================== =================== ================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                          LMPVIT WESTERN
                                                                          ASSET VARIABLE
                                                                            MONEY MARKET
                                                                             SUB-ACCOUNT
                                                                          -----------------
INVESTMENT INCOME:
      Dividends                                                                $ 258,458
                                                                          -----------------
EXPENSES:
      Mortality and expense risk charges                                       1,377,871
      Administrative charges                                                     269,241
                                                                          -----------------
        Total expenses                                                         1,647,112
                                                                          -----------------
           Net investment income (loss)                                       (1,388,654)
                                                                          -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                                     --
      Realized gains (losses) on sale of investments                                  --
                                                                          -----------------
           Net realized gains (losses)                                                --
                                                                          -----------------
      Change in unrealized gains (losses) on investments                              --
                                                                          -----------------
      Net realized and change in unrealized gains (losses) on investments             --
      Net increase (decrease) in net assets resulting from operations       $ (1,388,654)
                                                                          =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                        MIST LORD ABBETT GROWTH AND INCOME    MIST LORD ABBETT BOND DEBENTURE
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ------------------------------------- ----------------------------------
                                                 2009                 2008             2009              2008
                                        ---------------- -------------------- ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 3,407,335            $ 919,993     $ 11,651,022       $ 6,633,658
  Net realized gains (losses)             (19,779,752)          53,561,466       (2,618,629)       (4,409,452)
  Change in unrealized appreciation
     (depreciation) on investments         89,166,515         (337,506,715)      53,160,028       (54,017,190)
                                        ---------------- -------------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    72,794,098         (283,025,256)      62,192,421       (51,792,984)
                                        ---------------- -------------------- ---------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                24,790,970           28,492,525       13,520,954         6,616,627
  Net transfers (including fixed
     account)                              (9,170,650)         (60,571,133)       8,532,182       (37,026,776)
  Contract charges                         (1,725,909)          (1,821,738)      (1,091,983)       (1,012,375)
  Transfers for contract benefits &
     terminations                         (31,471,695)         (58,140,110)     (15,416,833)      (27,555,849)
                                        ---------------- -------------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (17,577,284)         (92,040,456)       5,544,320       (58,978,373)
                                        ---------------- -------------------- ---------------- -----------------
     Net increase (decrease) in
       net assets                          55,216,814         (375,065,712)      67,736,741      (110,771,357)
NET ASSETS:
  Beginning of year                       447,266,597          822,332,309      178,177,257       288,948,614
                                        ---------------- -------------------- ---------------- -----------------
  End of year                           $ 502,483,411        $ 447,266,597    $ 245,913,998     $ 178,177,257
                                        ================ ==================== ================ =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

 MIST VAN KAMPEN MID CAP GROWTH MIST LORD ABBETT MID CAP VALUE             MIST LAZARD MID CAP
                    SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- ------------------------------ -------------------------------
      2009           2008            2009            2008             2009            2008
--------------- --------------- --------------- -------------- ---------------- --------------
  $ (629,905)      $ (120,820)       $ 23,534     $ (252,017)      $ (414,902)    $ (690,149)
    (846,552)       2,130,674        (729,988)     1,371,978       (3,302,687)     3,185,778
  18,975,278      (20,664,604)     12,132,534    (11,033,703)      29,227,950    (47,991,389)
--------------- --------------- --------------- -------------- ---------------- --------------
  17,498,821      (18,654,750)     11,426,080     (9,913,742)      25,510,361    (45,495,760)
--------------- --------------- --------------- -------------- ---------------- --------------
  14,583,797       20,235,767      18,776,021     11,699,635       11,713,789     11,607,428
  (2,621,706)       3,880,753       8,850,724      6,833,294       (1,645,217)    (8,565,531)
    (293,779)        (123,259)       (241,571)       (79,498)        (500,917)      (449,254)
  (2,104,313)      (1,787,329)     (1,808,129)      (715,198)      (4,372,768)    (8,150,431)
--------------- --------------- --------------- -------------- ---------------- --------------
   9,563,999       22,205,932      25,577,045     17,738,233         5,194,887     (5,557,788)
--------------- --------------- --------------- -------------- ---------------- --------------
  27,062,820        3,551,182      37,003,125      7,824,491        30,705,248    (51,053,548)
  27,227,267       23,676,085      23,899,560     16,075,069        70,201,744    121,255,292
--------------- --------------- --------------- -------------- ---------------- --------------
$ 54,290,087     $ 27,227,267    $ 60,902,685   $ 23,899,560     $ 100,906,992   $ 70,201,744
=============== =============== =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                              MIST MET/AIM SMALL CAP GROWTH    MIST HARRIS OAKMARK INTERNATIONAL
                                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                        ----------------------------------- ------------------------------------
                                                 2009               2008             2009             2008
                                        -------------------- -------------- ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (1,876,335)        $ (2,336,618)    $ 14,134,303          $ 109,974
  Net realized gains (losses)              (2,814,981)          12,199,250       (8,257,515)        37,665,760
  Change in unrealized appreciation
     (depreciation) on investments         37,631,558          (77,286,162)      95,170,553       (184,812,243)
                                        -------------------- -------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from operations    32,940,242          (67,423,530)     101,047,341       (147,036,509)
                                        -------------------- -------------- ---------------- -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                14,721,210           11,094,928       32,490,984         18,439,524
  Net transfers (including fixed
     account)                                (558,124)         (10,392,592)          44,876        (42,593,295)
  Contract charges                           (683,499)            (650,997)      (1,394,770)        (1,322,536)
  Transfers for contract benefits &
     terminations                          (6,393,128)         (13,225,101)     (11,888,624)       (22,579,304)
                                        -------------------- -------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                7,086,459          (13,173,762)      19,252,466        (48,055,611)
                                        -------------------- -------------- ---------------- -------------------
     Net increase (decrease) in
       net assets                          40,026,701          (80,597,292)     120,299,807       (195,092,120)
NET ASSETS:
  Beginning of year                       100,447,225          181,044,517      189,181,455        384,273,575
                                        -------------------- -------------- ---------------- -------------------
  End of year                           $ 140,473,926        $ 100,447,225    $ 309,481,262      $ 189,181,455
                                        ==================== ============== ================ ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                  MIST
   MIST THIRD AVENUE SMALL CAP VALUE    MIST OPPENHEIMER CAPITAL APPRECIATION    LEGG MASON PARTNERS AGGRESSIVE GROWTH
                         SUB-ACCOUNT                              SUB-ACCOUNT                              SUB-ACCOUNT
------------------------------------ ---------------------------------------- ----------------------------------------
         2009                2008             2009                    2008            2009                     2008
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
 $ (1,038,997)         $ (2,343,545)    $ (2,827,781)            $ 5,009,722    $ (1,032,858)            $ (1,358,505)
     (856,195)           19,395,478      (16,868,181)             65,741,086      (3,151,338)              (1,078,408)
   53,626,734          (104,970,939)      81,408,078            (216,168,936)     21,503,806              (36,608,829)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   51,731,542           (87,919,006)      61,712,116            (145,418,128)     17,319,610              (39,045,742)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   26,362,759            19,598,032        3,154,999               9,600,619       5,272,403                4,323,622
    2,707,898           (28,143,045)      (9,985,808)            (31,744,780)     (1,962,041)              (5,593,265)
   (1,222,132)           (1,177,753)        (960,351)             (1,071,481)       (379,561)                (379,140)
  (12,018,057)          (23,942,334)     (11,619,466)            (27,085,254)     (3,535,631)              (6,797,784)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   15,830,468           (33,665,100)     (19,410,626)            (50,300,896)       (604,830)              (8,446,567)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   67,562,010          (121,584,106)      42,301,490            (195,719,024)     16,714,780              (47,492,309)
  194,917,296           316,501,402      159,163,585             354,882,609      56,694,512              104,186,821
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
$ 262,479,306         $ 194,917,296    $ 201,465,075           $ 159,163,585    $ 73,409,292             $ 56,694,512
==================== =============== ================ ======================= =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                      MIST PIMCO TOTAL RETURN                MIST RCM TECHNOLOGY
                                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                        ------------------------------------- ----------------------------------
                                                   2009               2008            2009               2008
                                        ---------------------- -------------- ------------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 36,006,518          $ 10,513,043      $ (856,547)       $ 6,928,452
  Net realized gains (losses)                28,108,034            12,311,760      (4,131,893)        12,418,812
  Change in unrealized appreciation
     (depreciation) on investments           43,548,561           (28,451,249)     28,745,651        (52,183,275)
                                        ---------------------- -------------- ------------------- --------------
     Net increase (decrease) in net
       assets resulting from operations     107,663,113            (5,626,446)     23,757,211        (32,836,011)
                                        ---------------------- -------------- ------------------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 283,591,707            95,176,720       8,378,739          5,954,390
  Net transfers (including fixed
     account)                               186,018,088            39,581,392       7,819,129         (9,623,654)
  Contract charges                           (3,508,859)           (1,829,452)       (308,883)          (246,642)
  Transfers for contract benefits &
     terminations                           (60,877,549)          (54,723,772)     (2,421,353)        (3,904,218)
                                        ---------------------- -------------- ------------------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                405,223,387            78,204,888      13,467,632         (7,820,124)
                                        ---------------------- -------------- ------------------- --------------
     Net increase (decrease) in
       net assets                           512,886,500            72,578,442      37,224,843        (40,656,135)
NET ASSETS:
  Beginning of year                         542,563,802           469,985,360      37,389,860         78,045,995
                                        ---------------------- -------------- ------------------- --------------
  End of year                           $ 1,055,450,302         $ 542,563,802    $ 74,614,703       $ 37,389,860
                                        ====================== ============== =================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST PIMCO INFLATION PROTECTED BOND    MIST T. ROWE PRICE MID CAP GROWTH    MIST MFS RESEARCH INTERNATIONAL
                           SUB-ACCOUNT                          SUB-ACCOUNT                        SUB-ACCOUNT
-------------------------------------- ------------------------------------ ----------------------------------
         2009               2008             2009                2008             2009              2008
-------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  $ 5,334,190           $ 5,737,533     $ (3,080,007)       $ (3,109,837)     $ 3,448,924         $ 749,951
     (156,702)           (2,586,038)      (1,354,117)         25,249,366       (7,097,913)       28,116,782
   43,470,993           (32,695,477)      73,868,915        (115,238,774)      67,944,426      (181,895,929)
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
   48,648,481           (29,543,982)      69,434,791         (93,099,245)      64,295,437      (153,029,196)
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  108,272,363            49,514,203       48,579,554          20,123,917       30,714,776        42,412,806
   91,767,453             8,664,472       11,965,211         (13,345,044)      (5,055,706)       (5,062,960)
   (1,879,564)           (1,225,730)      (1,056,634)           (860,659)      (1,383,407)       (1,174,104)
  (23,038,668)          (28,140,448)      (9,815,630)        (15,795,048)     (12,091,315)      (24,040,007)
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  175,121,584            28,812,497       49,672,501          (9,876,834)      12,184,348        12,135,735
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  223,770,065              (731,485)     119,107,292        (102,976,079)      76,479,785      (140,893,461)
  254,891,679           255,623,164      139,067,651         242,043,730      204,675,511       345,568,972
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
$ 478,661,744         $ 254,891,679    $ 258,174,943       $ 139,067,651    $ 281,155,296     $ 204,675,511
=================== ================= ================ =================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MIST CLARION GLOBAL REAL ESTATE         MIST TURNER MID CAP GROWTH
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------- ----------------------------------
                                                2009               2008            2009               2008
                                        --------------- ------------------ ------------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 1,094,435           $ (1,518)      $ (702,339)       $ (885,297)
  Net realized gains (losses)             (3,927,292)         3,595,991       (3,199,344)        4,641,613
  Change in unrealized appreciation
     (depreciation) on investments        28,010,276        (47,457,118)       20,390,571       (37,334,322)
                                        --------------- ------------------ ------------------- --------------
     Net increase (decrease) in net
       assets resulting from operations   25,177,419        (43,862,645)       16,488,888       (33,578,006)
                                        --------------- ------------------ ------------------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               13,577,318         15,277,404         6,825,058         5,450,341
  Net transfers (including fixed
     account)                              1,492,861            236,362          (338,209)       (1,604,909)
  Contract charges                          (492,700)          (388,408)         (264,019)         (252,183)
  Transfers for contract benefits &
     terminations                         (5,599,109)        (7,965,701)       (2,298,537)       (4,037,420)
                                        --------------- ------------------ ------------------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               8,978,370          7,159,657          3,924,293          (444,171)
                                        --------------- ------------------ ------------------- --------------
     Net increase (decrease) in
       net assets                         34,155,789        (36,702,988)        20,413,181       (34,022,177)
NET ASSETS:
  Beginning of year                       63,965,106        100,668,094         35,217,413        69,239,590
                                        --------------- ------------------ ------------------- --------------
  End of year                           $ 98,120,895       $ 63,965,106       $ 55,630,594      $ 35,217,413
                                        =============== ================== =================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST GOLDMAN SACHS MID CAP VALUE     MIST METLIFE DEFENSIVE STRATEGY        MIST METLIFE MODERATE STRATEGY
                        SUB-ACCOUNT                         SUB-ACCOUNT                           SUB-ACCOUNT
--------------- ------------------- ----------------------------------- -------------------------------------
        2009                2008               2009             2008               2009               2008
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
  $ (285,815)         $ (937,975)      $ 14,285,976     $ (2,234,085)      $ 26,502,192        $ 1,460,930
  (5,598,321)          4,814,174         13,352,866        9,029,524         27,972,825         31,261,590
  24,667,040         (48,477,533)       207,905,178     (217,070,681)       327,614,224       (538,226,402)
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
  18,782,904         (44,601,334)       235,544,020     (210,275,242)       382,089,241       (505,503,882)
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
      46,636           2,321,516        214,143,790      153,700,709        382,099,405        290,839,853
  (5,802,925)        (20,324,037)       210,670,824      435,345,135        158,217,461        119,607,963
    (419,044)           (493,567)        (8,298,113)      (4,847,046)       (11,449,813)        (8,602,394)
  (3,914,680)         (8,040,835)       (73,393,069)     (86,614,542)       (93,949,243)      (126,988,809)
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
 (10,090,013)        (26,536,923)       343,123,432      497,584,256        434,917,810        274,856,613
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
   8,692,891         (71,138,257)       578,667,452      287,309,014        817,007,051       (230,647,269)
  68,935,462         140,073,719        887,719,339      600,410,325      1,371,420,955      1,602,068,224
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
$ 77,628,353        $ 68,935,462    $ 1,466,386,791    $ 887,719,339    $ 2,188,428,006    $ 1,371,420,955
=============== =================== ================== ================ ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                               MIST METLIFE BALANCED STRATEGY          MIST METLIFE GROWTH STRATEGY
                                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                        ------------------------------------- -------------------------------------
                                                   2009               2008               2009               2008
                                        ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (63,616,568)     $ 138,113,013      $ (70,638,840)     $ 100,759,140
  Net realized gains (losses)               (39,830,891)       250,701,813       (126,970,726)       327,795,278
  Change in unrealized appreciation
     (depreciation) on investments        1,040,029,640     (2,084,196,961)     1,313,230,729     (2,936,404,011)
                                        ------------------ ------------------ ------------------ ------------------
     Net increase (decrease) in net
       assets resulting from operations     936,582,181     (1,695,382,135)     1,115,621,163     (2,507,849,593)
                                        ------------------ ------------------ ------------------ ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 610,294,471        574,850,779        366,476,905        919,799,464
  Net transfers (including fixed
     account)                               139,386,054       (222,330,114)      (199,867,285)      (449,948,925)
  Contract charges                          (29,471,803)       (25,874,538)       (41,661,343)       (36,791,542)
  Transfers for contract benefits &
     terminations                          (208,445,256)      (320,692,713)      (173,118,459)      (271,257,542)
                                        ------------------ ------------------ ------------------ ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                511,763,466          5,953,414        (48,170,182)       161,801,455
                                        ------------------ ------------------ ------------------ ------------------
     Net increase (decrease) in
       net assets                         1,448,345,647     (1,689,428,721)     1,067,450,981     (2,346,048,138)
NET ASSETS:
  Beginning of year                       3,383,789,930      5,073,218,651      3,958,612,323      6,304,660,461
                                        ------------------ ------------------ ------------------ ------------------
  End of year                           $ 4,832,135,577    $ 3,383,789,930    $ 5,026,063,304    $ 3,958,612,323
                                        ================== ================== ================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

    MIST METLIFE AGGRESSIVE STRATEGY            MIST VAN KAMPEN COMSTOCK       MIST LEGG MASON VALUE EQUITY
                         SUB-ACCOUNT                         SUB-ACCOUNT                        SUB-ACCOUNT
------------------------------------ ----------------------------------- ----------------------------------
         2009                2008             2009               2008            2009               2008
-------------------- --------------- -------------------- -------------- ------------------- --------------
 $ (5,510,343)         $ 8,989,743       $ (460,408)          $ 35,532       $ (16,433)        $ (823,221)
  (16,962,168)          46,469,556       (1,068,540)          (719,341)     (3,027,666)          (827,780)
  115,113,676         (283,905,358)      34,431,722        (22,431,043)     22,636,627        (40,220,689)
-------------------- --------------- -------------------- -------------- ------------------- --------------
   92,641,165         (228,446,059)      32,902,774        (23,114,852)     19,592,528        (41,871,690)
-------------------- --------------- -------------------- -------------- ------------------- --------------
   41,759,162           21,066,874       27,885,743          9,348,146      13,698,004         26,313,328
   (5,756,557)         (66,271,525)      66,012,743         (1,164,106)      2,844,859          5,543,238
   (2,281,803)          (2,428,995)        (479,581)          (221,489)       (363,256)          (194,102)
  (16,233,770)         (28,669,676)      (5,930,902)        (5,189,664)     (2,923,377)        (3,184,514)
-------------------- --------------- -------------------- -------------- ------------------- --------------
   17,487,032          (76,303,322)      87,488,003          2,772,887      13,256,230         28,477,950
-------------------- --------------- -------------------- -------------- ------------------- --------------
  110,128,197         (304,749,381)     120,390,777        (20,341,965)     32,848,758        (13,393,740)
  302,274,534          607,023,915       40,651,730         60,993,695      44,429,063         57,822,803
-------------------- --------------- -------------------- -------------- ------------------- --------------
$ 412,402,731        $ 302,274,534    $ 161,042,507       $ 40,651,730    $ 77,277,821       $ 44,429,063
==================== =============== ==================== ============== =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MIST MFS EMERGING MARKETS EQUITY    MIST LOOMIS SAYLES GLOBAL MARKETS
                                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                        ----------------------------------- ------------------------------------
                                                 2009            2008            2009                 2008
                                        ---------------- ------------------ --------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (194,930)        $ (174,638)      $ 175,348          $ 1,745,644
  Net realized gains (losses)              (1,132,770)         3,484,316      (3,107,251)             340,535
  Change in unrealized appreciation
     (depreciation) on investments         56,909,602        (47,764,673)     21,190,524          (31,624,027)
                                        ---------------- ------------------ --------------- --------------------
     Net increase (decrease) in net
       assets resulting from operations    55,581,902        (44,454,995)     18,258,621          (29,537,848)
                                        ---------------- ------------------ --------------- --------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                47,544,106         24,360,591      10,702,120           12,997,335
  Net transfers (including fixed
     account)                              32,034,394         21,894,965       5,516,677           10,325,061
  Contract charges                           (694,901)          (215,626)       (370,960)            (246,616)
  Transfers for contract benefits &
     terminations                          (5,126,179)        (3,237,424)     (2,073,246)          (3,661,899)
                                        ---------------- ------------------ --------------- --------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               73,757,420         42,802,506      13,774,591           19,413,881
                                        ---------------- ------------------ --------------- --------------------
     Net increase (decrease) in
       net assets                         129,339,322         (1,652,489)     32,033,212          (10,123,967)
NET ASSETS:
  Beginning of year                        60,422,758         62,075,247      45,350,255           55,474,222
                                        ---------------- ------------------ --------------- --------------------
  End of year                           $ 189,762,080       $ 60,422,758    $ 77,383,467         $ 45,350,255
                                        ================ ================== =============== ====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                 MIST JANUS FORTY       MIST DREMAN SMALL CAP VALUE                 MIST PIONEER FUND
                      SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
--------------------------------- --------------------------------- ---------------------------------
        2009              2008            2009              2008            2009              2008
--------------- ----------------- --------------- ----------------- --------------- -----------------
  $ (298,143)        $ 367,081      $ (138,611)       $ (137,991)       $ 33,212         $ (76,874)
    (800,679)         (239,635)       (293,997)          297,010         (31,424)       (1,105,314)
   6,731,098        (7,533,817)      4,683,332        (4,164,065)      8,417,448        (3,729,034)
--------------- ----------------- --------------- ----------------- --------------- -----------------
   5,632,276        (7,406,371)      4,250,724        (4,005,046)      8,419,236        (4,911,222)
--------------- ----------------- --------------- ----------------- --------------- -----------------
   5,269,399         8,704,411       4,183,333         5,307,493      25,641,164        13,071,422
   2,113,444         2,522,305        (287,971)          232,223       3,919,423            59,643
    (129,910)          (50,087)       (116,706)          (61,604)       (107,948)          (15,784)
  (2,510,153)         (994,768)       (715,969)         (722,443)     (1,011,033)         (435,949)
--------------- ----------------- --------------- ----------------- --------------- -----------------
   4,742,780        10,181,861       3,062,687         4,755,669      28,441,606        12,679,332
--------------- ----------------- --------------- ----------------- --------------- -----------------
  10,375,056         2,775,490       7,313,411           750,623      36,860,842         7,768,110
  11,490,581         8,715,091      12,261,677        11,511,054      16,447,869         8,679,759
--------------- ----------------- --------------- ----------------- --------------- -----------------
$ 21,865,637      $ 11,490,581    $ 19,575,088      $ 12,261,677    $ 53,308,711      $ 16,447,869
=============== ================= =============== ================= =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                              MIST PIONEER STRATEGIC INCOME    MIST BLACKROCK LARGE CAP CORE
                                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                        ----------------------------------- --------------------------------
                                                 2009               2008           2009              2008
                                        ---------------- ------------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 6,029,903        $ 5,834,214      $ (18,960)        $ (52,304)
  Net realized gains (losses)                (191,058)        (2,001,682)      (301,081)           54,629
  Change in unrealized appreciation
     (depreciation) on investments         42,593,196        (21,409,793)     1,074,214        (1,971,499)
                                        ---------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    48,432,041        (17,577,261)       754,173        (1,969,174)
                                        ---------------- ------------------ -------------- ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                76,452,855         66,037,341        838,893         1,283,270
  Net transfers (including fixed
     account)                               7,690,397         (9,048,953)       144,646            37,832
  Contract charges                           (656,970)          (174,007)       (31,944)          (20,009)
  Transfers for contract benefits &
     terminations                          (9,969,287)        (8,359,991)      (226,128)         (200,047)
                                        ---------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               73,516,995         48,454,390        725,467         1,101,046
                                        ---------------- ------------------ -------------- -----------------
     Net increase (decrease) in
       net assets                         121,949,036         30,877,129      1,479,640          (868,128)
NET ASSETS:
  Beginning of year                       129,051,542         98,174,413      3,599,088         4,467,216
                                        ---------------- ------------------ -------------- -----------------
  End of year                           $ 251,000,578      $ 129,051,542    $ 5,078,728       $ 3,599,088
                                        ================ ================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         MIST BLACKROCK HIGH YIELD      MIST RAINIER LARGE CAP EQUITY    MIST AMERICAN FUNDS BALANCED ALLOCATION
                       SUB-ACCOUNT                        SUB-ACCOUNT                                SUB-ACCOUNT
---------------------------------- ---------------------------------- ------------------------------------------
         2009              2008            2009               2008               2009                 2008 (a)
---------------- ----------------  --------------- ------------------ ------------------ -----------------------
  $ 1,095,795         $ 383,147      $ (217,515)        $ (375,702)     $ (12,236,408)           $ 10,111,861
      422,595        (1,764,755)     (3,536,480)          (482,693)           191,299              (1,168,695)
   18,932,338        (3,738,362)      9,381,760        (12,232,869)       219,603,120             (79,902,745)
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   20,450,728        (5,119,970)      5,627,765        (13,091,264)       207,558,011             (70,959,579)
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   27,978,785         7,815,219       9,306,349         10,812,941        542,325,700             197,108,337
   40,605,633         4,450,167      (2,781,759)        21,312,024        260,661,354             212,064,719
     (298,135)          (43,642)       (166,701)           (99,748)        (4,189,539)               (468,802)
   (2,168,156)         (844,271)     (1,235,750)        (1,669,933)       (24,044,834)             (4,879,658)
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   66,118,127        11,377,473       5,122,139         30,355,284        774,752,681             403,824,596
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   86,568,855         6,257,503      10,749,904         17,264,020        982,310,692             332,865,017
   13,709,683         7,452,180      23,654,112          6,390,092        332,865,017                      --
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
$ 100,278,538      $ 13,709,683    $ 34,404,016       $ 23,654,112    $ 1,315,175,709           $ 332,865,017
================ ================= =============== ================== ================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                  MIST AMERICAN FUNDS BOND          MIST AMERICAN FUNDS GROWTH
                                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------- -----------------------------------
                                                 2009           2008 (a)            2009            2008 (a)
                                        ---------------- ----------------- ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (1,269,526)      $ 1,265,131     $ (2,182,895)       $ 1,869,844
  Net realized gains (losses)                  28,504           (42,761)        (519,260)           (31,924)
  Change in unrealized appreciation
     (depreciation) on investments          8,847,600        (3,081,576)      49,442,762        (19,679,152)
                                        ---------------- ----------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations     7,606,578        (1,859,206)      46,740,607        (17,841,232)
                                        ---------------- ----------------- ---------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                62,636,955        20,714,403      103,582,571         39,065,845
  Net transfers (including fixed
     account)                              46,203,898         9,622,103       37,218,397         34,446,446
  Contract charges                           (344,696)          (15,114)        (695,505)           (31,706)
  Transfers for contract benefits &
     terminations                          (3,127,075)         (291,161)      (3,714,491)          (673,105)
                                        ---------------- ----------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              105,369,082        30,030,231      136,390,972         72,807,480
                                        ---------------- ----------------- ---------------- ------------------
     Net increase (decrease) in
       net assets                         112,975,660        28,171,025      183,131,579         54,966,248
NET ASSETS:
  Beginning of year                        28,171,025                --       54,966,248                 --
                                        ---------------- ----------------- ---------------- ------------------
  End of year                           $ 141,146,685      $ 28,171,025    $ 238,097,827       $ 54,966,248
                                        ================ ================= ================ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST AMERICAN FUNDS GROWTH ALLOCATION    MIST AMERICAN FUNDS INTERNATIONAL    MIST AMERICAN FUNDS MODERATE ALLOCATION
                             SUB-ACCOUNT                          SUB-ACCOUNT                                SUB-ACCOUNT
---------------------------------------- ------------------------------------ ------------------------------------------
           2009               2008 (a)            2009             2008 (a)            2009                   2008 (a)
------------------ --------------------- ---------------- ------------------- ---------------- -------------------------
  $ (13,577,682)         $ 17,358,136     $ (1,592,046)        $ 2,725,032     $ (7,890,743)              $ 6,747,836
        841,106               (15,467)        (265,007)           (293,216)           4,019                (1,349,658)
    282,438,706          (170,403,804)      38,360,906         (16,971,992)     114,712,832               (39,805,795)
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    269,702,130          (153,061,135)      36,503,853         (14,540,176)     106,826,108               (34,407,617)
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    328,976,500           357,346,624       67,379,015          36,555,600      350,843,448               136,742,654
    119,673,133           278,459,593       22,261,881          24,327,566      173,945,155               125,028,215
     (6,021,052)             (700,335)        (553,760)            (26,478)      (2,681,289)                 (211,971)
    (22,708,729)           (6,817,926)      (2,420,645)           (506,044)     (13,664,347)               (3,330,828)
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    419,919,852           628,287,956       86,666,491          60,350,644      508,442,967               258,228,070
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    689,621,982           475,226,821      123,170,344          45,810,468      615,269,075               223,820,453
    475,226,821                    --       45,810,468                  --      223,820,453                        --
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
$ 1,164,848,803         $ 475,226,821    $ 168,980,812        $ 45,810,468    $ 839,089,528             $ 223,820,453
================== ===================== ================ ================== ================ ==========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                   MIST MET/FRANKLIN TEMPLETON
                                           MIST MET/FRANKLIN MUTUAL SHARES                   FOUNDING STRATEGY
                                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------- -----------------------------------
                                                2009            2008 (a)            2009            2008 (a)
                                        --------------- ------------------ ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (549,255)         $ 286,774     $ (5,049,630)       $ 2,340,195
  Net realized gains (losses)                (53,543)          (104,240)         451,638            (46,625)
  Change in unrealized appreciation
     (depreciation) on investments         9,923,609         (3,194,226)      92,147,991        (44,949,267)
                                        --------------- ------------------ ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    9,320,811         (3,011,692)      87,549,999        (42,655,697)
                                        --------------- ------------------ ---------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               21,824,367         10,367,163      107,223,575        128,082,273
  Net transfers (including fixed
     account)                             19,440,639          5,730,009       64,570,368        111,137,585
  Contract charges                          (175,693)            (4,678)      (2,316,785)          (233,346)
  Transfers for contract benefits &
     terminations                           (996,731)           (41,957)     (11,687,873)        (2,982,696)
                                        --------------- ------------------ ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              40,092,582         16,050,537      157,789,285        236,003,816
                                        --------------- ------------------ ---------------- ------------------
     Net increase (decrease) in
       net assets                         49,413,393         13,038,845      245,339,284        193,348,119
NET ASSETS:
  Beginning of year                       13,038,845                 --      193,348,119                 --
                                        --------------- ------------------ ---------------- ------------------
  End of year                           $ 62,452,238       $ 13,038,845    $ 438,687,403      $ 193,348,119
                                        =============== ================== ================ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                      MIST
                                                                             MET/TEMPLETON
             MIST SSGA GROWTH ETF    MIST SSGA GROWTH AND INCOME ETF    INTERNATIONAL BOND
                      SUB-ACCOUNT                        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------- ---------------------------------- ---------------------
         2009          2008 (b)            2009           2008 (b)              2009 (c)
---------------- ---------------- ---------------- ----------------- ---------------------
   $ (500,314)        $ (1,053)      $ (964,411)         $ (3,076)            $ (28,316)
    1,358,621               --          278,018             2,403                 2,410
   26,439,276           68,421       34,296,659           158,177               237,577
---------------- ---------------- ---------------- ----------------- ---------------------
   27,297,583           67,368       33,610,266           157,504               211,671
---------------- ---------------- ---------------- ----------------- ---------------------
   86,105,143        1,336,071      183,863,776         1,205,430             4,368,717
   50,157,768           80,744       96,458,703         1,299,330             3,873,921
     (168,097)              --         (172,125)           (2,281)               (3,092)
   (1,590,434)           5,348       (2,286,739)           (8,853)              (12,693)
---------------- ---------------- ---------------- ----------------- ---------------------
  134,504,380        1,422,163      277,863,615         2,493,626             8,226,853
---------------- ---------------- ---------------- ----------------- ---------------------
  161,801,963        1,489,531      311,473,881         2,651,130             8,438,524
    1,489,531               --        2,651,130                --                    --
---------------- ---------------- ---------------- ----------------- ---------------------
$ 163,291,494      $ 1,489,531    $ 314,125,011       $ 2,651,130           $ 8,438,524
================ ================ ================ ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION
                                                         SUB-ACCOUNT                      SUB-ACCOUNT
                                        ---------------------------- --------------------------------
                                             2009            2008         2009                2008
                                        ------------ --------------- ------------ -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 1,360         $ 2,514     $ (1,132)           $ (4,139)
  Net realized gains (losses)             (16,052)         16,517      (16,131)            (14,342)
  Change in unrealized appreciation
     (depreciation) on investments        103,659        (222,155)      42,046            (138,973)
                                        ------------ --------------- ------------ -------------------
     Net increase (decrease) in net
       assets resulting from operations    88,967        (203,124)      24,783            (157,454)
                                        ------------ --------------- ------------ -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                    --              --           --                  --
  Net transfers (including fixed
     account)                             (10,577)        (16,448)      (3,492)             (8,849)
  Contract charges                             --              --           --                  --
  Transfers for contract benefits &
     terminations                         (62,473)       (247,618)     (24,515)           (106,540)
                                        ------------ --------------- ------------ -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (73,050)       (264,066)     (28,007)           (115,389)
                                        ------------ --------------- ------------ -------------------
     Net increase (decrease) in
       net assets                          15,917        (467,190)      (3,224)           (272,843)
NET ASSETS:
  Beginning of year                       391,928         859,118      160,644             433,487
                                        ------------ --------------- ------------ -------------------
  End of year                           $ 407,845       $ 391,928    $ 157,420           $ 160,644
                                        ============ =============== ============ ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     AIM V.I. INTERNATIONAL GROWTH      AIM V.I. BASIC BALANCED      AIM V.I. GLOBAL REAL ESTATE
                       SUB-ACCOUNT                  SUB-ACCOUNT                      SUB-ACCOUNT
---------------------------------- ---------------------------- --------------------------------
        2009               2008         2009            2008           2009              2008
--------------- ------------------ ------------ --------------- -------------- -----------------
   $ 176,901         $ (111,198)     $ 8,459        $ 11,941      $ (43,055)        $ 169,649
     (59,133)          (802,813)     (57,173)        (26,155)      (195,448)          256,589
  13,640,583        (11,002,806)     111,144        (207,594)     1,256,847        (1,703,426)
--------------- ------------------ ------------ --------------- -------------- -----------------
  13,758,351        (11,916,817)      62,430        (221,808)     1,018,344        (1,277,188)
--------------- ------------------ ------------ --------------- -------------- -----------------
  23,590,536         26,202,690           --              --      1,457,840         2,087,485
   1,766,090          2,508,802      (38,367)         (7,225)       140,769           140,397
    (252,722)           (64,997)          --              --        (21,122)           (7,042)
  (1,507,974)          (722,625)     (50,744)       (155,781)      (169,585)          (94,274)
--------------- ------------------ ------------ --------------- -------------- -----------------
  23,595,930         27,923,870      (89,111)       (163,006)     1,407,902         2,126,566
--------------- ------------------ ------------ --------------- -------------- -----------------
  37,354,281         16,007,053      (26,681)       (384,814)     2,426,246           849,378
  27,961,110         11,954,057      288,999         673,813      2,360,062         1,510,684
--------------- ------------------ ------------ --------------- -------------- -----------------
$ 65,315,391       $ 27,961,110    $ 262,318       $ 288,999    $ 4,786,308       $ 2,360,062
=============== ================== ============ =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                        MFS VIT RESEARCH    MFS VIT INVESTORS TRUST
                                                             SUB-ACCOUNT                SUB-ACCOUNT
                                        -------------------------------- --------------------------
                                                 2009            2008        2009           2008
                                        --------------------- ----------- ----------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $ 35             $ (1,186)      $ 176         $ (385)
  Net realized gains (losses)              (3,435)               6,421      (1,543)        13,009
  Change in unrealized appreciation
     (depreciation) on investments         27,152              (64,104)     12,125        (43,568)
                                        --------------------- ----------- ----------- --------------
     Net increase (decrease) in net
       assets resulting from operations    23,752              (58,869)     10,758        (30,944)
                                        --------------------- ----------- ----------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                    --                   --          --             --
  Net transfers (including fixed
     account)                              (3,812)                  --          --        (11,815)
  Contract charges                             --                   --          --             --
  Transfers for contract benefits &
     terminations                          (3,398)             (45,933)     (6,391)       (40,972)
                                        --------------------- ----------- ----------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               (7,210)             (45,933)     (6,391)       (52,787)
                                        --------------------- ----------- ----------- --------------
     Net increase (decrease) in
       net assets                          16,542             (104,802)      4,367        (83,731)
NET ASSETS:
  Beginning of year                        94,515              199,317      48,391        132,122
                                        --------------------- ----------- ----------- --------------
  End of year                           $ 111,057             $ 94,515    $ 52,758       $ 48,391
                                        ===================== =========== =========== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     MFS VIT NEW DISCOVERY   OPPENHEIMER VA MAIN STREET         OPPENHEIMER VA BOND
               SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- ---------------------------- ---------------------------
    2009           2008         2009             2008        2009            2008
----------- -------------- ------------ ---------------- ----------- ---------------
  $ (574)        $ (964)       $ 611            $ 243      $ (865)        $ 5,797
 (10,436)        10,411       (3,478)          12,599     (34,236)        (16,558)
  31,574        (42,333)      30,582          (94,975)     34,717         (69,378)
----------- -------------- ------------ ---------------- ----------- --------------
  20,564        (32,886)      27,715          (82,133)       (384)        (80,139)
----------- -------------- ------------ ---------------- ----------- ---------------
      --             --           --               --          --              --
 (19,686)            12           --           (9,606)    (21,078)         (1,237)
      --             --           --               --          --              --
     (41)       (21,826)     (15,288)         (54,322)    (16,787)        (87,148)
----------- -------------- ------------ ---------------- ----------- ---------------
 (19,727)       (21,814)     (15,288)         (63,928)    (37,865)        (88,385)
----------- -------------- ------------ ---------------- ----------- ---------------
     837        (54,700)      12,427         (146,061)    (38,249)       (168,524)
  44,654         99,354      108,399          254,460      96,005         264,529
----------- -------------- ------------ ---------------- ----------- ---------------
$ 45,491       $ 44,654    $ 120,826        $ 108,399    $ 57,756        $ 96,005
=========== ============== ============ ================ =========== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           OPPENHEIMER VA STRATEGIC BOND    OPPENHEIMER VA MAIN STREET SMALL CAP
                                                             SUB-ACCOUNT                             SUB-ACCOUNT
                                        -------------------------------- ---------------------------------------
                                            2009                 2008            2009                    2008
                                        ----------- -------------------- --------------- -----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (115)               $ 928      $ (245,661)             $ (172,253)
  Net realized gains (losses)                (83)               4,048         (27,101)               (337,481)
  Change in unrealized appreciation
     (depreciation) on investments         2,311               (7,449)     10,675,311              (7,281,710)
                                        ----------- -------------------- --------------- -----------------------
     Net increase (decrease) in net
       assets resulting from operations    2,113               (2,473)     10,402,549              (7,791,444)
                                        ----------- -------------------- --------------- -----------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                   --                   --      14,554,796              18,064,243
  Net transfers (including fixed
     account)                                 --                   --         818,939               1,291,361
  Contract charges                            --                   --        (175,957)                (51,393)
  Transfers for contract benefits &
     terminations                           (792)             (30,887)     (1,090,745)               (454,625)
                                        ----------- -------------------- --------------- -----------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                (792)             (30,887)     14,107,033              18,849,586
                                        ----------- -------------------- --------------- -----------------------
     Net increase (decrease) in
       net assets                          1,321              (33,360)     24,509,582              11,058,142
NET ASSETS:
  Beginning of year                       13,254               46,614      19,372,328               8,314,186
                                        ----------- -------------------- --------------- -----------------------
  End of year                           $ 14,575             $ 13,254    $ 43,881,910            $ 19,372,328
                                        =========== ==================== =============== =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

       OPPENHEIMER VA MONEY          FIDELITY VIP ASSET MANAGER               FIDELITY VIP GROWTH
                SUB-ACCOUNT                         SUB-ACCOUNT                       SUB-ACCOUNT
--------------------------- ----------------------------------- ---------------------------------
     2009           2008             2009               2008             2009             2008
------------ -------------- ---------------- ------------------ ---------------- ----------------
 $ (1,340)       $ 2,094        $ 950,626        $ 1,420,183     $ (1,021,896)    $ (1,006,207)
       --             --       (3,930,612)        10,029,095       (5,620,142)      (1,495,360)
       --             --       25,436,293        (50,937,043)      34,339,329     (105,165,298)
------------ -------------- ---------------- ------------------ ---------------- ----------------
   (1,340)         2,094       22,456,307        (39,487,765)      27,697,291     (107,666,865)
------------ -------------- ---------------- ------------------ ---------------- ----------------
       --             --        3,045,081          4,619,969        5,974,891        8,171,631
       --             --       (4,201,921)        (7,167,156)      (5,240,430)     (13,257,206)
       --             --          (19,514)           (20,581)         (33,667)         (35,592)
  (30,396)       (20,793)      (7,713,451)       (12,468,435)      (9,169,633)     (15,036,076)
------------ -------------- ---------------- ------------------ ---------------- ----------------
  (30,396)       (20,793)      (8,889,805)       (15,036,203)      (8,468,839)     (20,157,243)
------------ -------------- ---------------- ------------------ ---------------- ----------------
  (31,736)       (18,699)      13,566,502        (54,523,968)      19,228,452     (127,824,108)
  149,653        168,352       88,545,973        143,069,941      111,413,507      239,237,615
------------ -------------- ---------------- ------------------ ---------------- ----------------
$ 117,917      $ 149,653    $ 102,112,475       $ 88,545,973    $ 130,641,959    $ 111,413,507
============ ============== ================ ================== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                  FIDELITY VIP CONTRAFUND            FIDELITY VIP OVERSEAS
                                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                        --------------------------------- --------------------------------
                                                 2009             2008           2009              2008
                                        ---------------- ---------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 229,547     $ (1,025,566)      $ 49,646         $ 103,531
  Net realized gains (losses)              (8,147,043)       4,639,795       (335,524)          994,457
  Change in unrealized appreciation
     (depreciation) on investments         85,877,398     (169,629,453)     1,550,624        (5,763,565)
                                        ---------------- ---------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    77,959,902     (166,015,224)     1,264,746        (4,665,577)
                                        ---------------- ---------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                37,790,703       48,023,268        129,298           155,740
  Net transfers (including fixed
     account)                              (5,777,656)     (13,246,442)       (11,251)         (294,072)
  Contract charges                           (373,565)        (140,686)           (70)             (112)
  Transfers for contract benefits &
     terminations                         (18,696,848)     (23,343,805)      (513,397)       (1,110,264)
                                        ---------------- ---------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               12,942,634       11,292,335       (395,420)       (1,248,708)
                                        ---------------- ---------------- -------------- -----------------
     Net increase (decrease) in
       net assets                          90,902,536     (154,722,889)       869,326        (5,914,285)
NET ASSETS:
  Beginning of year                       222,674,108      377,396,997      5,413,449        11,327,734
                                        ---------------- ---------------- -------------- -----------------
  End of year                           $ 313,576,644    $ 222,674,108    $ 6,282,775       $ 5,413,449
                                        ================ ================ ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      FIDELITY VIP EQUITY-INCOME             FIDELITY VIP INDEX 500         FIDELITY VIP MONEY MARKET
                     SUB-ACCOUNT                        SUB-ACCOUNT                       SUB-ACCOUNT
-------------------------------- ---------------------------------- ---------------------------------
       2009              2008            2009               2008            2009              2008
-------------- ----------------- --------------- ------------------ --------------- -----------------
   $ 49,168          $ 86,066       $ 736,951          $ 649,074      $ (268,588)        $ 653,611
   (854,761)         (588,398)     (1,065,596)         2,040,819              --                --
  2,262,987        (4,751,685)     14,484,264        (45,013,396)             --                --
-------------- ----------------- --------------- ------------------ --------------- -----------------
  1,457,394        (5,254,017)     14,155,619        (42,323,503)       (268,588)          653,611
-------------- ----------------- --------------- ------------------ --------------- -----------------
     19,311            31,562           3,054              2,310      54,255,706         4,469,433
   (257,254)         (607,670)     (3,083,161)        (8,580,638)    (40,739,904)        3,370,828
         --                --         (34,782)           (36,738)         (7,822)           (6,862)
   (800,253)       (1,744,122)     (5,126,122)        (7,709,697)     (4,368,200)       (4,967,871)
-------------- ----------------- --------------- ------------------ --------------- -----------------
 (1,038,196)       (2,320,230)     (8,241,011)       (16,324,763)      9,139,780         2,865,528
-------------- ----------------- --------------- ------------------ --------------- -----------------
    419,198        (7,574,247)      5,914,608        (58,648,266)      8,871,192         3,519,139
  6,119,783        13,694,030      64,164,439        122,812,705      41,701,796        38,182,657
-------------- ----------------- --------------- ------------------ --------------- -----------------
$ 6,538,981       $ 6,119,783    $ 70,079,047       $ 64,164,439    $ 50,572,988      $ 41,701,796
============== ================= =============== ================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                               FIDELITY VIP FUNDS
                                                       FIDELITY VIP MID CAP           MANAGER 60%
                                                                SUB-ACCOUNT           SUB-ACCOUNT
                                        ----------------------------------- ---------------------
                                                 2009               2008               2009 (d)
                                        ---------------- ------------------ ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (629,458)        $ (565,504)            $ 401,046
  Net realized gains (losses)                 312,025          4,005,999                38,717
  Change in unrealized appreciation
     (depreciation) on investments         24,075,131        (27,042,018)             (356,360)
                                        ---------------- ------------------ ---------------------
     Net increase (decrease) in net
       assets resulting from operations    23,757,698        (23,601,523)               83,403
                                        ---------------- ------------------ ---------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                33,950,852         29,092,735            (1,091,042)
  Net transfers (including fixed
     account)                               3,031,315          2,770,299            37,223,652
  Contract charges                           (268,436)           (66,163)                   --
  Transfers for contract benefits &
     terminations                          (3,171,116)        (2,207,566)                 (689)
                                        ---------------- ------------------ ---------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               33,542,615         29,589,305            36,131,921
                                        ---------------- ------------------ ---------------------
     Net increase (decrease) in
       net assets                          57,300,313          5,987,782            36,215,324
NET ASSETS:
  Beginning of year                        46,484,098         40,496,316                    --
                                        ---------------- ------------------ ---------------------
  End of year                           $ 103,784,411       $ 46,484,098          $ 36,215,324
                                        ================ ================== =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                 DWS INTERNATIONAL     MSF FI MID CAP OPPORTUNITIES             MSF FI VALUE LEADERS
                       SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
---------------------------------- -------------------------------- --------------------------------
        2009               2008           2009              2008           2009              2008
--------------- ------------------ -------------- ----------------- -------------- -----------------
   $ 588,316           $ 15,208        $ 5,569         $ (47,326)      $ 30,744           $ 1,677
  (1,165,546)         5,161,020       (311,844)          (88,745)      (302,926)          212,786
   6,007,926        (23,324,279)     1,196,156        (3,499,091)       956,728        (2,258,092)
--------------- ------------------ -------------- ----------------- -------------- -----------------
   5,430,696        (18,148,051)       889,881        (3,635,162)       684,546        (2,043,629)
--------------- ------------------ -------------- ----------------- -------------- -----------------
   1,284,790          1,880,993        354,905           567,543        230,413           610,290
    (465,091)        (1,947,706)       (89,050)         (126,132)        73,108           427,348
      (3,929)            (4,301)          (332)             (327)       (20,896)          (15,371)
  (1,509,984)        (2,885,281)      (323,312)         (505,809)      (117,899)         (297,836)
--------------- ------------------ -------------- ----------------- -------------- -----------------
    (694,214)        (2,956,295)       (57,789)          (64,725)       164,726           724,431
--------------- ------------------ -------------- ----------------- -------------- -----------------
   4,736,482        (21,104,346)       832,092        (3,699,887)       849,272        (1,319,198)
  18,108,679         39,213,025      2,819,031         6,518,918      3,223,563         4,542,761
--------------- ------------------ -------------- ----------------- -------------- -----------------
$ 22,845,161       $ 18,108,679    $ 3,651,123       $ 2,819,031    $ 4,072,835       $ 3,223,563
=============== ================== ============== ================= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                   MSF RUSSELL 2000 INDEX    MSF ARTIO INTERNATIONAL STOCK
                                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                        --------------------------------- --------------------------------
                                                2009              2008           2009              2008
                                        --------------- ----------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 20,581           $ 1,131      $ (41,775)         $ 70,056
  Net realized gains (losses)               (560,773)         (383,505)      (536,794)          397,400
  Change in unrealized appreciation
     (depreciation) on investments         2,716,791        (2,531,381)     1,254,318        (3,432,086)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    2,176,599        (2,913,755)       675,749        (2,964,630)
                                        --------------- ----------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                5,084,961           855,484         26,434           281,018
  Net transfers (including fixed
     account)                              3,198,545             8,135         12,211           413,588
  Contract charges                            (3,189)             (477)        (1,363)           (1,406)
  Transfers for contract benefits &
     terminations                           (417,963)         (667,163)      (297,210)         (611,330)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               7,862,354           195,979       (259,928)           81,870
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in
       net assets                         10,038,953        (2,717,776)       415,821        (2,882,760)
NET ASSETS:
  Beginning of year                        5,298,056         8,015,832      3,539,311         6,422,071
                                        --------------- ----------------- -------------- -----------------
  End of year                           $ 15,337,009       $ 5,298,056    $ 3,955,132       $ 3,539,311
                                        =============== ================= ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

             MSF METLIFE STOCK INDEX    MSF BLACKROCK LEGACY LARGE CAP GROWTH    MSF BLACKROCK STRATEGIC VALUE
                         SUB-ACCOUNT                              SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------------ ---------------------------------------- --------------------------------
         2009                2008           2009                      2008           2009              2008
---------------- ------------------ -------------- -------------------------- -------------- -----------------
    $ 845,701           $ 618,236      $ (78,977)                $ (10,036)     $ (18,016)        $ (82,675)
   (2,515,307)          9,197,418        101,626                    (6,667)      (601,664)          360,599
   57,162,274        (115,000,965)     2,007,220                  (479,683)     1,528,950        (5,059,965)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
   55,492,668        (105,185,311)     2,029,869                  (496,386)       909,270        (4,782,041)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
   36,568,257          13,864,485        409,354                    97,784      1,142,383         1,485,269
   38,578,203         (21,265,657)     5,415,621                   429,217       (409,962)       (1,490,563)
     (792,619)           (771,007)       (24,684)                      (90)          (728)             (817)
  (12,769,515)        (22,465,702)      (442,875)                  (45,328)      (525,459)         (758,797)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
   61,584,326         (30,637,881)     5,357,416                   481,583        206,234          (764,908)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
  117,076,994        (135,823,192)     7,387,285                   (14,803)     1,115,504        (5,546,949)
  164,166,647         299,989,839      1,031,800                 1,046,603      7,377,709        12,924,658
---------------- ------------------- -------------- ------------------------- -------------- -----------------
$ 281,243,641       $ 164,166,647    $ 8,419,085               $ 1,031,800    $ 8,493,213       $ 7,377,709
================ =================== ============== ========================= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                MSF BLACKROCK BOND INCOME    MSF BLACKROCK LARGE CAP VALUE
                                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                        --------------------------------- --------------------------------
                                                2009              2008           2009              2008
                                        --------------- ----------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 1,764,401       $ 1,124,681        $ 5,693         $ (14,914)
  Net realized gains (losses)               (268,086)         (342,658)      (205,113)         (117,850)
  Change in unrealized appreciation
     (depreciation) on investments         1,156,351        (2,808,583)       443,173        (1,221,978)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    2,652,666        (2,026,560)       243,753        (1,354,742)
                                        --------------- ----------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                7,000,686        11,915,342        219,198           283,419
  Net transfers (including fixed
     account)                              3,408,567        (4,631,754)            25            62,383
  Contract charges                          (239,391)         (137,935)          (269)             (279)
  Transfers for contract benefits &
     terminations                         (2,881,747)       (2,583,411)      (144,128)         (280,398)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               7,288,115         4,562,242         74,826            65,125
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in
       net assets                          9,940,781         2,535,682        318,579        (1,289,617)
NET ASSETS:
  Beginning of year                       32,695,795        30,160,113      2,464,834         3,754,451
                                        --------------- ----------------- -------------- -----------------
  End of year                           $ 42,636,576      $ 32,695,795    $ 2,783,413       $ 2,464,834
                                        =============== ================= ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX                      MSF MFS VALUE     MSF MORGAN STANLEY EAFE INDEX
                                 SUB-ACCOUNT                        SUB-ACCOUNT                       SUB-ACCOUNT
-------------------------------------------- ---------------------------------- ---------------------------------
        2009                         2008            2009               2008            2009              2008
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
   $ 313,687                    $ 270,027      $ (439,728)          $ 38,666       $ 301,592         $ 253,222
       7,943                      (33,327)       (645,688)           723,455        (165,572)          464,943
      76,682                       71,367       6,208,062        (11,171,380)      3,702,628        (8,998,610)
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
     398,312                      308,067       5,122,646        (10,409,259)      3,838,648        (8,280,445)
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
  13,077,565                    1,079,219       5,093,158          6,820,629       9,512,540         2,326,951
   9,346,152                    1,116,624       3,024,185          1,865,616       3,378,259          (317,622)
      (7,068)                        (653)       (154,910)           (77,745)         (2,492)           (1,096)
    (817,015)                    (853,245)     (1,308,639)        (1,625,690)       (806,974)       (1,233,894)
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
  21,599,634                    1,341,945       6,653,794          6,982,810      12,081,333           774,339
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
  21,997,946                    1,650,012      11,776,440         (3,426,449)     15,919,981        (7,506,106)
   7,896,020                    6,246,008      22,207,620         25,634,069      11,178,515        18,684,621
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
$ 29,893,966                  $ 7,896,020    $ 33,984,060       $ 22,207,620    $ 27,098,496      $ 11,178,515
=============== ============================ =============== ================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                      MSF MFS TOTAL RETURN    MSF METLIFE MID CAP STOCK INDEX
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------- ----------------------------------
                                                2009               2008            2009               2008
                                        --------------- ------------------ --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 927,608          $ 859,978        $ 27,603            $ 9,158
  Net realized gains (losses)             (1,798,808)         1,483,413          87,129            917,457
  Change in unrealized appreciation
     (depreciation) on investments         6,598,073        (13,827,196)      4,737,345         (6,892,549)
                                        --------------- ------------------ --------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    5,726,873        (11,483,805)      4,852,077         (5,965,934)
                                        --------------- ------------------ --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                2,991,527          3,624,174       6,623,277          2,119,662
  Net transfers (including fixed
     account)                              1,298,745         (3,662,735)      2,625,094            414,700
  Contract charges                           (69,493)           (34,506)         (1,513)            (1,122)
  Transfers for contract benefits &
     terminations                         (3,285,692)        (4,531,196)       (795,299)          (924,304)
                                        --------------- ------------------ --------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                 935,087         (4,604,263)      8,451,559          1,608,936
                                        --------------- ------------------ --------------- ------------------
     Net increase (decrease) in
       net assets                          6,661,960        (16,088,068)     13,303,636         (4,356,998)
NET ASSETS:
  Beginning of year                       34,110,264         50,198,332      10,679,425         15,036,423
                                        --------------- ------------------ --------------- ------------------
  End of year                           $ 40,772,224       $ 34,110,264    $ 23,983,061       $ 10,679,425
                                        =============== ================== =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

             MSF DAVIS VENTURE VALUE     MSF MET/ARTISAN MID CAP VALUE                 MSF JENNISON GROWTH
                         SUB-ACCOUNT                       SUB-ACCOUNT                         SUB-ACCOUNT
------------------------------------ --------------------------------- -----------------------------------
         2009                2008             2009             2008             2009               2008
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
 $ (1,002,867)       $ (2,016,294)    $ (1,285,694)    $ (3,623,184)    $ (2,362,276)         $ 761,603
   (1,256,250)         11,833,644      (12,233,086)      13,920,906       (1,582,386)        13,057,216
  114,664,484        (240,704,599)      69,654,908     (145,506,995)      51,528,912        (82,069,768)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
  112,405,367        (230,887,249)      56,136,128     (135,209,273)      47,584,250        (68,250,949)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
   57,257,190          40,000,397        9,640,019        9,130,249       27,418,833         12,824,167
    3,145,313         (23,752,834)      (5,448,819)     (20,033,647)      12,415,738           (197,343)
   (2,252,605)         (2,092,456)        (914,020)        (990,188)        (802,758)          (667,143)
  (22,653,418)        (43,178,507)     (10,206,566)     (22,228,269)      (8,371,760)       (13,545,955)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
   35,496,480         (29,023,400)      (6,929,386)     (34,121,855)      30,660,053         (1,586,274)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
  147,901,847        (259,910,649)      49,206,742     (169,331,128)      78,244,303        (69,837,223)
  339,962,645         599,873,294      146,716,944      316,048,072      112,407,198        182,244,421
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
$ 487,864,492       $ 339,962,645    $ 195,923,686    $ 146,716,944    $ 190,651,501      $ 112,407,198
================ =================== ================ ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                               MSF BLACKROCK MONEY MARKET    MSF T. ROWE PRICE SMALL CAP GROWTH
                                                              SUB-ACCOUNT                           SUB-ACCOUNT
                                        --------------------------------- -------------------------------------
                                                 2009             2008           2009                   2008
                                        ---------------- ---------------- -------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (8,628,982)     $ 2,829,101      $ (77,786)             $ (30,739)
  Net realized gains (losses)                      --               --         16,037                136,260
  Change in unrealized appreciation
     (depreciation) on investments                 --               --      1,900,637             (1,371,897)
                                        ---------------- ---------------- -------------- ----------------------
     Net increase (decrease) in net
       assets resulting from operations    (8,628,982)       2,829,101      1,838,888             (1,266,376)
                                        ---------------- ---------------- -------------- ----------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               247,789,417      154,753,709      1,681,267              2,578,082
  Net transfers (including fixed
     account)                            (167,281,841)     335,399,240        (63,313)               869,829
  Contract charges                         (3,693,120)      (1,518,673)       (31,369)                  (388)
  Transfers for contract benefits &
     terminations                         (86,957,735)    (137,760,015)      (262,411)              (216,735)
                                        ---------------- ---------------- -------------- ----------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (10,143,279)     350,874,261      1,324,174              3,230,788
                                        ---------------- ---------------- -------------- ----------------------
     Net increase (decrease) in
       net assets                         (18,772,261)     353,703,362      3,163,062              1,964,412
NET ASSETS:
  Beginning of year                       595,304,545      241,601,183      3,243,702              1,279,290
                                        ---------------- ---------------- -------------- ----------------------
  End of year                           $ 576,532,284    $ 595,304,545    $ 6,406,764            $ 3,243,702
                                        ================ ================ ============== ======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      MSF WESTERN ASSET MANAGEMENT
                   U.S. GOVERNMENT     MSF OPPENHEIMER GLOBAL EQUITY    MSF METLIFE AGGRESSIVE ALLOCATION
                       SUB-ACCOUNT                       SUB-ACCOUNT                          SUB-ACCOUNT
---------------------------------- --------------------------------- ------------------------------------
         2009              2008            2009              2008           2009                  2008
---------------- ----------------- --------------- ----------------- -------------- ---------------------
  $ 2,834,557       $ 1,279,318        $ 77,188          $ 26,514        $ 7,084             $ (25,774)
     (437,814)         (532,690)       (449,562)           90,106       (123,785)             (196,946)
      506,647        (2,345,788)      3,493,463        (5,106,339)       523,966              (850,302)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
    2,903,390        (1,599,160)      3,121,089        (4,989,719)       407,265            (1,073,022)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
   46,830,938        28,151,479         983,118         3,325,583             --                    --
   14,855,368        21,091,451        (458,676)          374,004         80,850               (62,772)
     (516,513)         (178,206)        (35,753)          (14,744)        (7,755)               (7,084)
   (8,499,279)       (6,755,537)       (606,217)         (782,065)       (27,470)              (77,414)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
   52,670,514        42,309,187        (117,528)        2,902,778         45,625              (147,270)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
   55,573,904        40,710,027       3,003,561        (2,086,941)       452,890            (1,220,292)
   85,351,962        44,641,935       7,900,093         9,987,034      1,183,183             2,403,475
---------------- ----------------- --------------- ----------------- -------------- ---------------------
$ 140,925,866      $ 85,351,962    $ 10,903,654       $ 7,900,093    $ 1,636,073           $ 1,183,183
================ ================= =============== ================= ============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                   MSF METLIFE CONSERVATIVE TO
                                           MSF METLIFE CONSERVATIVE ALLOCATION             MODERATE ALLOCATION
                                                                   SUB-ACCOUNT                      SUB-ACCOUNT
                                        -------------------------------------- --------------------------------
                                                2009                   2008           2009              2008
                                        --------------- ---------------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 108,062              $ (40,708)      $ 96,066         $ (42,389)
  Net realized gains (losses)                 40,974                (71,475)       (84,391)          (86,998)
  Change in unrealized appreciation
     (depreciation) on investments         1,147,227               (717,596)     1,460,263        (1,454,221)
                                        --------------- ---------------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    1,296,263               (829,779)     1,471,938        (1,583,608)
                                        --------------- ---------------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                  249,427              1,166,525        239,794           598,393
  Net transfers (including fixed
     account)                              3,917,097              3,728,592      1,735,556         2,574,157
  Contract charges                           (66,864)               (24,398)       (61,473)          (40,469)
  Transfers for contract benefits &
     terminations                           (277,955)            (1,090,329)      (271,981)         (175,914)
                                        --------------- ---------------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               3,821,705              3,780,390      1,641,896         2,956,167
                                        --------------- ---------------------- -------------- -----------------
     Net increase (decrease) in
       net assets                          5,117,968              2,950,611      3,113,834         1,372,559
NET ASSETS:
  Beginning of year                        5,653,460              2,702,849      5,902,351         4,529,792
                                        --------------- ---------------------- -------------- -----------------
  End of year                           $ 10,771,428            $ 5,653,460    $ 9,016,185       $ 5,902,351
                                        =============== ====================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                              MSF METLIFE MODERATE TO
   MSF METLIFE MODERATE ALLOCATION              AGGRESSIVE ALLOCATION    MSF T. ROWE PRICE LARGE CAP GROWTH
                       SUB-ACCOUNT                        SUB-ACCOUNT                           SUB-ACCOUNT
---------------------------------- ---------------------------------- -------------------------------------
        2009               2008            2009               2008           2009                2008 (a)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
   $ 480,991         $ (397,247)      $ 381,794         $ (644,268)     $ (10,951)              $ (9,589)
    (164,634)            19,479      (2,006,955)          (346,085)       (39,827)               (67,717)
   8,417,844        (14,209,553)     13,286,168        (23,919,604)       358,699               (340,288)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
   8,734,201        (14,587,321)     11,661,007        (24,909,957)       307,921               (417,594)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
     579,503          5,549,758       1,922,699          6,757,533          3,657                 10,252
   1,258,223          6,248,444      (4,213,495)         3,920,079        363,170              1,027,784
    (370,296)          (291,306)       (506,223)          (456,563)          (548)                  (305)
  (1,131,673)        (1,289,862)       (975,857)        (2,177,656)       (77,528)               (54,991)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
     335,757         10,217,034      (3,772,876)         8,043,393        288,751                982,740
--------------- ------------------ --------------- ------------------ -------------- ----------------------
   9,069,958         (4,370,287)      7,888,131        (16,866,564)       596,672                565,146
  35,786,827         40,157,114      44,674,622         61,541,186        565,146                     --
--------------- ------------------ --------------- ------------------ -------------- ----------------------
$ 44,856,785       $ 35,786,827    $ 52,562,753       $ 44,674,622    $ 1,161,818              $ 565,146
=============== ================== =============== ================== ============== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MSF LOOMIS SAYLES SMALL CAP CORE    MSF NEUBERGER BERMAN MID CAP VALUE
                                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                        ----------------------------------- -------------------------------------
                                               2009              2008 (e)        2009                  2008 (e)
                                        -------------- -------------------- ------------ ------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (12,405)               $ (62)    $ (1,089)                   $ (28)
  Net realized gains (losses)                 4,026                   --        7,311                       --
  Change in unrealized appreciation
     (depreciation) on investments          269,382               (3,170)      48,105                    2,058
                                        -------------- -------------------- ------------ ------------------------
     Net increase (decrease) in net
       assets resulting from operations     261,003               (3,232)      54,327                    2,030
                                        -------------- -------------------- ------------ ------------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               1,275,264               22,081      147,926                   13,802
  Net transfers (including fixed
     account)                               446,280                1,308        7,125                    3,212
  Contract charges                           (1,578)                  --         (199)                      --
  Transfers for contract benefits &
     terminations                           (10,460)                   5       (2,198)                    (471)
                                        -------------- -------------------- ------------ ------------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              1,709,506               23,394      152,654                   16,543
                                        -------------- -------------------- ------------ ------------------------
     Net increase (decrease) in
       net assets                         1,970,509               20,162      206,981                   18,573
NET ASSETS:
  Beginning of year                          20,162                   --       18,573                       --
                                        -------------- -------------------- ------------ ------------------------
  End of year                           $ 1,990,671             $ 20,162    $ 225,554                 $ 18,573
                                        ============== ==================== ============ ========================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                     MSF VAN ECK
           MSF MET/DIMENSIONAL    GLOBAL NATURAL
   INTERNATIONAL SMALL COMPANY         RESOURCES    VAN KAMPEN LIT CAPITAL GROWTH
                   SUB-ACCOUNT       SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------ ----------------- --------------------------------
        2009        2008 (b)          2009 (c)        2009                2008
--------------- -------------- ----------------- ------------ -------------------
  $ (136,028)        $ (105)        $ (71,165)    $ (1,273)          $ (31,663)
     389,832            414                --      (11,410)            757,973
   2,668,479          7,962         1,451,075       61,642          (1,228,958)
--------------- -------------- ----------------- ------------ -------------------
   2,922,283          8,271         1,379,910       48,959            (502,648)
--------------- -------------- ----------------- ------------ -------------------
   5,686,215         97,509        10,642,485           --             263,608
   9,413,696         22,534         5,676,473       (3,531)         (8,223,119)
     (25,184)            --            (5,434)          --              (1,277)
    (688,189)          (175)          (57,508)     (17,305)           (603,672)
--------------- -------------- ----------------- ------------ -------------------
  14,386,538        119,868        16,256,016      (20,836)         (8,564,460)
--------------- -------------- ----------------- ------------ -------------------
  17,308,821        128,139        17,635,926       28,123          (9,067,108)
     128,139             --                --       88,923           9,156,031
--------------- -------------- ----------------- ------------ -------------------
$ 17,436,960      $ 128,139      $ 17,635,926    $ 117,046            $ 88,923
=============== ============== ================= ============ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           VAN KAMPEN LIT GROWTH AND INCOME    FEDERATED EQUITY INCOME
                                                                SUB-ACCOUNT                SUB-ACCOUNT
                                        ----------------------------------- --------------------------
                                                 2009               2008        2009           2008
                                        ---------------- ------------------ ----------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 1,695,011           $ 21,774       $ 582          $ 566
  Net realized gains (losses)                 (72,754)          (512,585)        (60)           621
  Change in unrealized appreciation
     (depreciation) on investments         17,669,646        (22,626,597)      2,042         (9,945)
                                        ---------------- ------------------ ----------- --------------
     Net increase (decrease) in net
       assets resulting from operations    19,291,903        (23,117,408)      2,564         (8,758)
                                        ---------------- ------------------ ----------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                31,207,291         36,041,820          --             --
  Net transfers (including fixed
     account)                               3,908,767           (355,994)         --             --
  Contract charges                           (338,292)          (103,937)         --             --
  Transfers for contract benefits &
     terminations                          (3,982,405)        (4,014,142)         (1)        (3,647)
                                        ---------------- ------------------ ----------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               30,795,361         31,567,747          (1)        (3,647)
                                        ---------------- ------------------ ----------- --------------
     Net increase (decrease) in
       net assets                          50,087,264          8,450,339       2,563        (12,405)
NET ASSETS:
  Beginning of year                        57,517,543         49,067,204      18,768         31,173
                                        ---------------- ------------------ ----------- --------------
  End of year                           $ 107,604,807       $ 57,517,543    $ 21,331       $ 18,768
                                        ================ ================== =========== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   FEDERATED HIGH INCOME BOND    FEDERATED MID CAP GROWTH STRATEGIES          NEUBERGER GENESIS
                  SUB-ACCOUNT                            SUB-ACCOUNT                SUB-ACCOUNT
----------------------------- -------------------------------------- ---------------------------
    2009              2008        2009                       2008       2009             2008
----------- ----------------- ----------- -------------------------- ---------- ----------------
 $ 2,008           $ 8,822    $ (1,062)                  $ (1,563)     $ (74)           $ 355
 (17,126)          (15,911)    (10,670)                    29,259        125              (85)
  24,323           (22,836)     31,352                    (86,498)     1,945           (5,060)
----------- ----------------- ----------- -------------------------- ---------- ----------------
   9,205           (29,925)     19,620                    (58,802)     1,996           (4,790)
----------- ----------------- ----------- -------------------------- ---------- ----------------
      --                --          --                         --         --               --
 (34,355)             (397)     (3,795)                        --         --               --
      --                --          --                         --         --               --
    (245)          (44,818)     (9,808)                    (8,401)    (1,357)          (1,086)
----------- ----------------- ----------- -------------------------- ---------- ----------------
 (34,600)          (45,215)    (13,603)                    (8,401)    (1,357)          (1,086)
----------- ----------------- ----------- -------------------------- ---------- ----------------
 (25,395)          (75,140)      6,017                    (67,203)       639           (5,876)
  51,695           126,835      72,650                    139,853      8,146           14,022
----------- ----------------- ----------- -------------------------- ---------- ----------------
$ 26,300          $ 51,695    $ 78,667                   $ 72,650    $ 8,785          $ 8,146
=========== ================= =========== ========================== ========== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                    ALGER SMALL CAP GROWTH       T. ROWE PRICE GROWTH STOCK
                                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                        ---------------------------------- --------------------------------
                                                2009               2008           2009              2008
                                        --------------- ------------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (582,628)        $ (788,573)     $ (40,245)        $ (39,733)
  Net realized gains (losses)             (1,582,055)          (234,414)      (204,643)          (45,515)
  Change in unrealized appreciation
     (depreciation) on investments        18,064,321        (34,617,982)     2,364,460        (4,164,867)
                                        --------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations   15,899,638        (35,640,969)     2,119,572        (4,250,115)
                                        --------------- ------------------ -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                2,390,957          3,144,413        252,296           321,006
  Net transfers (including fixed
     account)                             (1,180,545)        (4,407,593)      (345,144)         (757,448)
  Contract charges                           (12,110)           (11,890)        (2,143)           (2,305)
  Transfers for contract benefits &
     terminations                         (3,372,072)        (4,392,292)      (358,485)         (470,194)
                                        --------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (2,173,770)        (5,667,362)      (453,476)         (908,941)
                                        --------------- ------------------ -------------- -----------------
     Net increase (decrease) in
       net assets                         13,725,868        (41,308,331)     1,666,096        (5,159,056)
NET ASSETS:
  Beginning of year                       37,826,339         79,134,670      5,327,165        10,486,221
                                        --------------- ------------------ -------------- -----------------
  End of year                           $ 51,552,207       $ 37,826,339    $ 6,993,261       $ 5,327,165
                                        =============== ================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

  T. ROWE PRICE INTERNATIONAL STOCK     T. ROWE PRICE PRIME RESERVE    JANUS ASPEN WORLDWIDE
                        SUB-ACCOUNT                     SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------- ------------------------------- ------------------------
     2009                    2008           2009             2008       2009          2008
------------ ----------------------- -------------- ---------------- ---------- -------------
 $ 11,369                 $ 6,423      $ (13,228)        $ 29,227       $ 30          $ 25
  (30,033)                 (5,964)            62              (22)      (118)          215
  320,779                (606,967)           (77)             200      1,751        (4,434)
------------ ----------------------- -------------- ---------------- ---------- -------------
  302,115                (606,508)       (13,243)          29,405      1,663        (4,194)
------------ ----------------------- -------------- ---------------- ---------- -------------
   37,268                  43,498            555            4,842         --            --
  (55,201)               (137,333)      (611,809)       1,136,744         --            --
     (244)                   (297)          (469)            (374)        --            --
  (16,963)                (53,471)      (193,032)        (702,555)      (396)         (720)
------------ ----------------------- -------------- ---------------- ---------- -------------
  (35,140)               (147,603)      (804,755)         438,657       (396)         (720)
------------ ----------------------- -------------- ---------------- ---------- -------------
  266,975                (754,111)      (817,998)         468,062      1,267        (4,914)
  610,995               1,365,106      2,218,473        1,750,411      5,018         9,932
------------ ----------------------- -------------- ---------------- ---------- -------------
$ 877,970               $ 610,995    $ 1,400,475      $ 2,218,473    $ 6,285       $ 5,018
============ ======================= ============== ================ ========== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                                                          SUB-ACCOUNT                          SUB-ACCOUNT
                                        --------------------------------------------- ------------------------------------
                                                2009                          2008             2009                2008
                                        --------------- ----------------------------- ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (422,773)                   $ (467,351)    $ (2,543,759)       $ (1,337,463)
  Net realized gains (losses)             (1,694,311)                    3,936,749       (1,802,447)         25,599,744
  Change in unrealized appreciation
     (depreciation) on investments        21,104,646                   (29,905,104)     109,262,944        (174,410,801)
                                        --------------- ----------------------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from operations   18,987,562                   (26,435,706)     104,916,738        (150,148,520)
                                        --------------- ----------------------------- ---------------- -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               11,280,934                    18,818,576       95,440,088         130,427,869
  Net transfers (including fixed
     account)                              3,523,195                     2,183,669        6,549,517          22,308,695
  Contract charges                          (163,746)                      (38,107)      (1,599,950)           (654,595)
  Transfers for contract benefits &
     terminations                         (2,448,047)                   (2,136,178)     (16,657,656)        (16,595,294)
                                        --------------- ----------------------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              12,192,336                    18,827,960       83,731,999         135,486,675
                                        --------------- ----------------------------- ---------------- -------------------
     Net increase (decrease) in
       net assets                         31,179,898                    (7,607,746)     188,648,737         (14,661,845)
NET ASSETS:
  Beginning of year                       27,428,704                    35,036,450      231,101,074         245,762,919
                                        --------------- ----------------------------- ---------------- -------------------
  End of year                           $ 58,608,602                  $ 27,428,704    $ 419,749,811       $ 231,101,074
                                        =============== ============================= ================ ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      AMERICAN FUNDS GROWTH-INCOME        AMERICAN FUNDS GLOBAL GROWTH                AMERICAN FUNDS BOND
                       SUB-ACCOUNT                         SUB-ACCOUNT                        SUB-ACCOUNT
---------------------------------- ----------------------------------- ---------------------------------
         2009               2008             2009               2008            2009              2008
---------------- ----------------- ---------------- ------------------ --------------- -----------------
    $ 322,059          $ 656,303        $ (61,017)         $ 636,786     $ 1,049,959       $ 1,277,174
   (1,316,628)         9,232,482       (1,759,994)         8,980,545         (14,212)          (24,196)
   48,223,682        (85,104,056)      45,865,486        (66,659,058)      3,366,855        (3,510,614)
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   47,229,113        (75,215,271)      44,044,475        (57,041,727)      4,402,602        (2,257,636)
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   41,542,923         61,334,055       25,741,878         53,088,801      21,984,872        19,980,627
    4,722,600          6,294,058       (1,708,623)         8,047,145       5,886,542         3,428,761
     (807,236)          (385,213)        (719,043)          (331,809)       (193,865)          (45,038)
   (9,808,992)       (11,440,194)      (7,370,639)        (7,159,482)     (1,884,649)         (729,544)
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   35,649,295         55,802,706       15,943,573         53,644,655      25,792,900        22,634,806
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   82,878,408        (19,412,565)      59,988,048         (3,397,072)     30,195,502        20,377,170
  136,811,504        156,224,069      101,450,809        104,847,881      27,017,111         6,639,941
---------------- ------------------ ---------------- ------------------ --------------- -----------------
$ 219,689,912      $ 136,811,504    $ 161,438,857      $ 101,450,809    $ 57,212,613      $ 27,017,111
================ ================== ================ ================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           FTVIPT MUTUAL SHARES SECURITIES    FTVIPT TEMPLETON FOREIGN SECURITIES
                                                               SUB-ACCOUNT                            SUB-ACCOUNT
                                        ---------------------------------- --------------------------------------
                                                2009               2008            2009                   2008
                                        --------------- ------------------ --------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 382,773        $ 1,217,989       $ 714,539              $ 287,100
  Net realized gains (losses)               (911,324)         1,876,128        (113,326)             5,010,780
  Change in unrealized appreciation
     (depreciation) on investments        16,912,881        (36,089,735)     17,837,025            (34,118,181)
                                        --------------- ------------------ --------------- ----------------------
     Net increase (decrease) in net
       assets resulting from operations   16,384,330        (32,995,618)     18,438,238            (28,820,301)
                                        --------------- ------------------ --------------- ----------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               14,489,145         26,002,516      11,330,132             21,666,432
  Net transfers (including fixed
     account)                              4,173,875           (992,434)     (4,337,377)             3,288,265
  Contract charges                          (235,781)           (83,371)       (493,502)              (288,990)
  Transfers for contract benefits &
     terminations                         (4,828,261)        (4,752,679)     (2,973,545)            (3,792,529)
                                        --------------- ------------------ --------------- ----------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              13,598,978         20,174,032       3,525,708             20,873,178
                                        --------------- ------------------ --------------- ----------------------
     Net increase (decrease) in
       net assets                         29,983,308        (12,821,586)     21,963,946             (7,947,123)
NET ASSETS:
  Beginning of year                       58,571,142         71,392,728      48,551,609             56,498,732
                                        --------------- ------------------ --------------- ----------------------
  End of year                           $ 88,554,450       $ 58,571,142    $ 70,515,555           $ 48,551,609
                                        =============== ================== =============== ======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   FTVIPT TEMPLETON GROWTH SECURITIES    FTVIPT FRANKLIN INCOME SECURITIES    FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                          SUB-ACCOUNT                          SUB-ACCOUNT                                SUB-ACCOUNT
------------------------------------- ------------------------------------ ------------------------------------------
        2009                  2008             2009                2008            2009                       2008
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   $ 535,174              $ 88,667      $ 6,733,320         $ 3,699,656     $ 3,804,528                  $ 255,021
    (952,770)            1,467,301       (1,114,066)            440,385         (67,357)                   (28,320)
   9,712,864           (20,786,300)      25,289,201         (38,217,481)      1,012,803                    289,110
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   9,295,268           (19,230,332)      30,908,455         (34,077,440)      4,749,974                    515,811
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   6,551,312            11,094,817       24,603,795          35,487,751      16,847,632                 14,726,091
   1,433,916               225,168        3,120,765          (1,638,640)      4,589,899                    500,732
    (106,326)              (46,450)        (377,234)           (145,377)       (159,367)                   (29,321)
  (2,409,432)           (2,209,785)      (6,613,713)         (5,696,055)       (967,955)                  (218,307)
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   5,469,470             9,063,750       20,733,613          28,007,679      20,310,209                 14,979,195
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
  14,764,738           (10,166,582)      51,642,068          (6,069,761)     25,060,183                 15,495,006
  27,929,783            38,096,365       82,449,457          88,519,218      19,575,877                  4,080,871
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
$ 42,694,521          $ 27,929,783    $ 134,091,525        $ 82,449,457    $ 44,636,060               $ 19,575,877
=============== ===================== ================ =================== =============== ==========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES              UIF EQUITY AND INCOME
                                                                          SUB-ACCOUNT                        SUB-ACCOUNT
                                        --------------------------------------------- -----------------------------------
                                                2009                          2008             2009               2008
                                        --------------- ----------------------------- ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 29,038                      $ (9,839)     $ 2,636,596        $ 1,600,653
  Net realized gains (losses)                285,695                       197,482       (1,942,156)         1,431,873
  Change in unrealized appreciation
     (depreciation) on investments         2,358,393                    (1,934,460)      39,158,557        (50,294,653)
                                        --------------- ----------------------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    2,673,126                    (1,746,817)      39,852,997        (47,262,127)
                                        --------------- ----------------------------- ---------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                5,816,489                     4,625,563       63,347,128         66,377,368
  Net transfers (including fixed
     account)                                 79,568                         9,949          858,130        (13,990,587)
  Contract charges                           (45,361)                      (12,034)        (633,902)          (239,699)
  Transfers for contract benefits &
     terminations                           (284,145)                     (119,562)     (12,262,683)       (12,751,341)
                                        --------------- ----------------------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               5,566,551                     4,503,916       51,308,673         39,395,741
                                        --------------- ----------------------------- ---------------- ------------------
     Net increase (decrease) in
       net assets                          8,239,677                     2,757,099       91,161,670         (7,866,386)
NET ASSETS:
  Beginning of year                        4,965,586                     2,208,487      158,238,412        166,104,798
                                        --------------- ----------------------------- ---------------- ------------------
  End of year                           $ 13,205,263                   $ 4,965,586    $ 249,400,082      $ 158,238,412
                                        =============== ============================= ================ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

              UIF U.S. REAL ESTATE            UIF U.S. MID CAP VALUE              PIONEER VCT BOND
                       SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
---------------------------------- --------------------------------- -----------------------------
        2009               2008            2009              2008           2009        2008 (e)
--------------- ------------------ --------------- ----------------- -------------- --------------
   $ 762,443          $ 922,883       $ (16,876)        $ (32,127)      $ 39,789          $ 706
  (3,055,013)        17,075,264        (183,244)        1,834,014          4,359           (509)
  15,536,655        (39,422,041)      3,959,933        (5,269,797)       109,546            444
--------------- ------------------ --------------- ----------------- -------------- --------------
  13,244,085        (21,423,894)      3,759,813        (3,467,910)       153,694            641
--------------- ------------------ --------------- ----------------- -------------- --------------
   5,789,425         11,412,894       4,910,207         7,780,640      1,552,748         77,337
   2,400,649           (903,678)        (49,234)          230,848        442,144          3,931
    (121,416)           (65,125)        (68,356)          (16,162)          (841)            --
  (3,000,390)        (3,774,973)       (345,188)         (166,677)       (15,872)            93
--------------- ------------------ --------------- ----------------- -------------- --------------
   5,068,268          6,669,118       4,447,429         7,828,649      1,978,179         81,361
--------------- ------------------ --------------- ----------------- -------------- --------------
  18,312,353        (14,754,776)      8,207,242         4,360,739      2,131,873         82,002
  38,153,749         52,908,525       7,194,408         2,833,669         82,002             --
--------------- ------------------ --------------- ----------------- -------------- --------------
$ 56,466,102       $ 38,153,749    $ 15,401,650       $ 7,194,408    $ 2,213,875       $ 82,002
=============== ================== =============== ================= ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                             PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS
                                                          SUB-ACCOUNT                     SUB-ACCOUNT
                                        ----------------------------- -------------------------------
                                               2009        2008 (e)          2009          2008 (e)
                                        -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (8,053)        $ (396)      $ (4,999)          $ (124)
  Net realized gains (losses)                18,659         (1,801)        30,973               (7)
  Change in unrealized appreciation
     (depreciation) on investments          265,327          3,133        223,119           (1,056)
                                        -------------- -------------- -------------- ----------------
     Net increase (decrease) in net
       assets resulting from operations     275,933            936        249,093           (1,187)
                                        -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               1,069,928        132,197        432,254           42,099
  Net transfers (including fixed
     account)                               379,928         33,929        314,789            4,027
  Contract charges                           (1,685)            --           (388)              --
  Transfers for contract benefits &
     terminations                           (12,778)       (10,496)       (18,638)          (1,135)
                                        -------------- -------------- -------------- ----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              1,435,393        155,630        728,017           44,991
                                        -------------- -------------- -------------- ----------------
     Net increase (decrease) in
       net assets                         1,711,326        156,566        977,110           43,804
NET ASSETS:
  Beginning of year                         156,566             --         43,804               --
                                        -------------- -------------- -------------- ----------------
  End of year                           $ 1,867,892      $ 156,566    $ 1,020,914         $ 43,804
                                        ============== ============== ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   PIONEER VCT EQUITY INCOME            PIONEER VCT FUND        PIONEER VCT HIGH YIELD
                 SUB-ACCOUNT                 SUB-ACCOUNT                   SUB-ACCOUNT
---------------------------- --------------------------- -----------------------------
     2009         2008 (e)        2009        2008 (e)          2009        2008 (e)
------------ --------------- ------------ -------------- -------------- --------------
  $ 3,551           $ 116        $ 436          $ 177       $ 18,809          $ 250
     (481)             --       (1,970)        36,059         17,311             --
   48,175               3       49,927        (39,483)       166,648         (1,915)
------------ --------------- ------------ -------------- -------------- --------------
   51,245             119       48,393         (3,247)       202,768         (1,665)
------------ --------------- ------------ -------------- -------------- --------------
  236,141          28,440      120,319         45,062        846,667         10,562
   42,972           4,509       20,907            461        133,028          1,255
     (315)             --         (412)            --           (122)            --
   (8,028)           (623)        (103)        (2,603)       (19,747)            (6)
------------ --------------- ------------ -------------- -------------- --------------
  270,770          32,326      140,711         42,920        959,826         11,811
------------ --------------- ------------ -------------- -------------- --------------
  322,015          32,445      189,104         39,673      1,162,594         10,146
   32,445              --       39,673             --         10,146             --
------------ --------------- ------------ -------------- -------------- --------------
$ 354,460        $ 32,445    $ 228,777       $ 39,673    $ 1,172,740       $ 10,146
============ =============== ============ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           PIONEER VCT IBBOTSON GROWTH ALLOCATION    PIONEER VCT IBBOTSON MODERATE ALLOCATION
                                                                      SUB-ACCOUNT                                 SUB-ACCOUNT
                                        ----------------------------------------- -------------------------------------------
                                                2009                   2008 (e)           2009                     2008 (e)
                                        --------------- ------------------------- --------------- ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 151,196                  $ (4,020)      $ 216,658                    $ (3,501)
  Net realized gains (losses)                216,580                      (544)         94,668                        (966)
  Change in unrealized appreciation
     (depreciation) on investments         4,278,917                    65,380       4,279,005                    (168,655)
                                        --------------- ------------------------- --------------- ---------------------------
     Net increase (decrease) in net
       assets resulting from operations    4,646,693                    60,816       4,590,331                    (173,122)
                                        --------------- ------------------------- --------------- ---------------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                8,727,223                 3,354,004      16,950,987                   1,235,817
  Net transfers (including fixed
     account)                                276,874                   160,785       1,755,175                      70,006
  Contract charges                           (24,076)                       --          (9,645)                         --
  Transfers for contract benefits &
     terminations                           (279,627)                   11,630         (96,671)                     (5,540)
                                        --------------- ------------------------- --------------- ---------------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               8,700,394                 3,526,419      18,599,846                   1,300,283
                                        --------------- ------------------------- --------------- ---------------------------
     Net increase (decrease) in
       net assets                         13,347,087                 3,587,235      23,190,177                   1,127,161
NET ASSETS:
  Beginning of year                        3,587,235                        --       1,127,161                          --
                                        --------------- ------------------------- --------------- ---------------------------
  End of year                           $ 16,934,322               $ 3,587,235    $ 24,317,338                 $ 1,127,161
                                        =============== ========================= =============== ===========================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                    LMPVET CLEARBRIDGE
         PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES         VARIABLE SMALL CAP GROWTH
                       SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
---------------------------------- --------------------------------- ---------------------------------
        2009               2008         2009              2008 (e)           2009              2008
--------------- ------------------ ------------ -------------------- --------------- -----------------
   $ (50,878)        $ (171,541)     $ 4,733                $ 439      $ (243,396)       $ (193,406)
    (740,526)         1,709,181       17,981                   (7)       (475,523)          308,553
   7,060,304        (12,832,992)      61,778               (3,723)      6,335,763        (6,234,277)
--------------- ------------------ ------------ -------------------- --------------- -----------------
   6,268,900        (11,295,352)      84,492               (3,291)      5,616,844        (6,119,130)
--------------- ------------------ ------------ -------------------- --------------- -----------------
   5,777,023         10,293,285      108,358               33,721       4,964,931         6,282,876
     839,891            130,601       15,393                3,431       1,691,172           230,633
    (102,817)           (47,134)        (308)                  --         (90,998)          (42,556)
  (1,637,290)        (1,918,388)     (12,150)                (728)       (792,786)         (678,502)
--------------- ------------------ ------------ -------------------- --------------- -----------------
   4,876,807          8,458,364      111,293               36,424       5,772,319         5,792,451
--------------- ------------------ ------------ -------------------- --------------- -----------------
  11,145,707         (2,836,988)     195,785               33,133      11,389,163          (326,679)
  23,891,796         26,728,784       33,133                   --      10,577,679        10,904,358
--------------- ------------------ ------------ -------------------- --------------- -----------------
$ 35,037,503       $ 23,891,796    $ 228,918             $ 33,133    $ 21,966,842      $ 10,577,679
=============== ================== ============ ==================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                 LMPVET CLEARBRIDGE
                                           LMPVET CLEARBRIDGE VARIABLE INVESTORS         VARIABLE FUNDAMENTAL VALUE
                                                                     SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------------- ----------------------------------
                                               2009                      2008            2009               2008
                                        -------------- ------------------------- --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 3,918                 $ (22,462)      $ (48,573)         $ 216,892
  Net realized gains (losses)              (144,402)                 (159,162)     (1,367,279)        (1,448,547)
  Change in unrealized appreciation
     (depreciation) on investments          612,219                (1,122,112)     18,964,395        (33,402,986)
                                        -------------- ------------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations     471,735                (1,303,736)     17,548,543        (34,634,641)
                                        -------------- ------------------------- --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 154,772                   426,003      10,408,838         18,092,203
  Net transfers (including fixed
     account)                                35,627                (1,625,864)      1,189,094         (2,079,921)
  Contract charges                           (8,165)                   (8,079)       (182,010)           (89,125)
  Transfers for contract benefits &
     terminations                          (106,578)                 (175,426)     (5,032,473)        (6,425,407)
                                        -------------- ------------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                 75,656                (1,383,366)      6,383,449          9,497,750
                                        -------------- ------------------------- --------------- ------------------
     Net increase (decrease) in
       net assets                           547,391                (2,687,102)     23,931,992        (25,136,891)
NET ASSETS:
  Beginning of year                       2,012,063                 4,699,165      59,326,416         84,463,307
                                        -------------- ------------------------- --------------- ------------------
  End of year                           $ 2,559,454               $ 2,012,063    $ 83,258,408       $ 59,326,416
                                        ============== ========================= =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                             LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
   LMPVET CLEARBRIDGE VARIABLE APPRECIATION          VARIABLE AGGRESSIVE GROWTH        VARIABLE LARGE CAP GROWTH
                                SUB-ACCOUNT                         SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------------------- ----------------------------------- --------------------------------
         2009                       2008             2009               2008           2009              2008
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
    $ 817,750                  $ (93,176)    $ (1,555,623)      $ (1,791,540)     $ (89,306)       $ (121,801)
   (1,345,960)                 2,338,316       (2,337,581)          (890,539)      (329,106)         (160,593)
   18,518,803                (31,109,184)      33,075,324        (53,980,569)     2,418,961        (3,323,792)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   17,990,593                (28,864,044)      29,182,120        (56,662,648)     2,000,549        (3,606,186)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   29,603,307                 25,300,175       15,963,204         25,083,289         10,583           404,748
    4,797,909                 (3,022,849)        (174,010)           218,797       (249,620)         (244,960)
     (258,629)                  (110,293)        (310,219)          (174,804)       (28,461)          (26,623)
   (5,597,996)                (6,678,226)      (7,659,711)        (9,719,755)      (418,088)         (944,251)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   28,544,591                 15,488,807        7,819,264         15,407,527       (685,586)         (811,086)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   46,535,184                (13,375,237)      37,001,384        (41,255,121)     1,314,963        (4,417,272)
   70,122,225                 83,497,462       86,704,540        127,959,661      5,503,740         9,921,012
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
$ 116,657,409               $ 70,122,225    $ 123,705,924       $ 86,704,540    $ 6,818,703       $ 5,503,740
================ ========================== ================ ================== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                           LMPVET INVESTMENT                 LMPVET CLEARBRIDGE
                                           COUNSEL VARIABLE SOCIAL AWARENESS     VARIABLE EQUITY INCOME BUILDER
                                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                        ------------------------------------ ----------------------------------
                                             2009                    2008            2009               2008
                                        ------------ ----------------------- --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (904)                $ 2,816       $ 949,840         $ (246,270)
  Net realized gains (losses)             (74,169)                (46,175)     (3,323,647)        (2,081,258)
  Change in unrealized appreciation
     (depreciation) on investments        159,948                (179,725)     12,577,390        (20,848,047)
                                        ------------ ----------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    84,875                (223,084)     10,203,583        (23,175,575)
                                        ------------ ----------------------- --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 1,788                  25,515      11,470,586         12,322,899
  Net transfers (including fixed
     account)                             (93,132)                248,226       3,993,332         (1,556,121)
  Contract charges                           (297)                   (239)        (99,252)           (20,663)
  Transfers for contract benefits &
     terminations                         (45,423)                (48,482)     (3,943,912)        (4,206,113)
                                        ------------ ----------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions             (137,064)                225,020      11,420,754          6,540,002
                                        ------------ ----------------------- --------------- ------------------
     Net increase (decrease) in
       net assets                         (52,189)                  1,936      21,624,337        (16,635,573)
NET ASSETS:
  Beginning of year                       567,901                 565,965      43,322,014         59,957,587
                                        ------------ ----------------------- --------------- ------------------
  End of year                           $ 515,712               $ 567,901    $ 64,946,351       $ 43,322,014
                                        ============ ======================= =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                    LMPVET BATTERYMARCH               LMPVET CLEARBRIDGE
   LMPVET CLEARBRIDGE VARIABLE CAPITAL           VARIABLE GLOBAL EQUITY       VARIABLE DIVIDEND STRATEGY
                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
-------------------------------------- -------------------------------- --------------------------------
       2009                    2008           2009              2008           2009              2008
-------------- ----------------------- -------------- ----------------- -------------- -----------------
  $ (56,300)             $ (123,893)      $ 43,193         $ (92,836)      $ 13,985          $ 78,630
   (617,452)              1,001,895       (445,822)           (8,407)      (377,981)         (240,972)
  2,196,191              (4,421,596)       938,864        (2,901,842)     1,317,453        (2,364,206)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
  1,522,439              (3,543,594)       536,235        (3,003,085)       953,457        (2,526,548)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
      1,218                  42,916          6,045            43,001         22,331         1,197,960
    (95,329)               (444,451)       107,677          (894,326)      (110,622)         (711,418)
    (29,740)                (34,395)       (13,275)          (19,802)       (22,407)          (15,120)
   (248,902)               (664,052)      (295,504)         (584,888)      (480,991)         (665,652)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
   (372,753)             (1,099,982)      (195,057)       (1,456,015)      (591,689)         (194,230)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
  1,149,686              (4,643,576)       341,178        (4,459,100)       361,768        (2,720,778)
  4,320,213               8,963,789      3,246,223         7,705,323      5,522,751         8,243,529
-------------- ----------------------- -------------- ----------------- -------------- -----------------
$ 5,469,899             $ 4,320,213    $ 3,587,401       $ 3,246,223    $ 5,884,519       $ 5,522,751
============== ======================= ============== ================= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           LMPVET LIFESTYLE ALLOCATION 50%    LMPVET LIFESTYLE ALLOCATION 70%
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------- ----------------------------------
                                               2009                2008           2009                2008
                                        -------------- ------------------- -------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 220,518           $ 160,063       $ 58,734            $ 31,313
  Net realized gains (losses)              (673,030)            (98,473)      (243,543)           (150,226)
  Change in unrealized appreciation
     (depreciation) on investments        2,112,660          (2,836,929)       995,242          (1,315,549)
                                        -------------- ------------------- -------------- -------------------
     Net increase (decrease) in net
       assets resulting from operations   1,660,148          (2,775,339)       810,433          (1,434,462)
                                        -------------- ------------------- -------------- -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                  36,174             906,766          8,648             794,881
  Net transfers (including fixed
     account)                               (68,724)           (444,967)        99,888            (101,697)
  Contract charges                           (2,222)             (2,110)        (1,137)             (1,006)
  Transfers for contract benefits &
     terminations                          (865,159)           (622,254)      (189,529)           (207,619)
                                        -------------- ------------------- -------------- -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               (899,931)           (162,565)       (82,130)            484,559
                                        -------------- ------------------- -------------- -------------------
     Net increase (decrease) in
       net assets                           760,217          (2,937,904)       728,303            (949,903)
NET ASSETS:
  Beginning of year                       6,471,351           9,409,255      2,719,047           3,668,950
                                        -------------- ------------------- -------------- -------------------
  End of year                           $ 7,231,568         $ 6,471,351    $ 3,447,350         $ 2,719,047
                                        ============== =================== ============== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                 LMPVIT WESTERN ASSET              LMPVIT WESTERN ASSET
   LMPVET LIFESTYLE ALLOCATION 85%    VARIABLE ADJUSTABLE RATE INCOME   VARIABLE GLOBAL HIGH YIELD BOND
                       SUB-ACCOUNT                        SUB-ACCOUNT                        SUB-ACCOUNT
---------------------------------- ---------------------------------- ----------------------------------
        2009               2008           2009                2008            2009               2008
--------------- ------------------ -------------- ------------------- --------------- ------------------
   $ 453,017          $ 273,760        $ 6,488            $ 69,546     $ 3,692,798        $ 3,663,471
    (228,257)           (58,061)       (84,935)           (164,548)     (1,514,921)        (1,351,968)
  10,083,114        (12,155,524)       363,254            (521,720)     13,639,135        (16,334,758)
--------------- ------------------ -------------- ------------------- --------------- ------------------
  10,307,874        (11,939,825)       284,807            (616,722)     15,817,012        (14,023,255)
--------------- ------------------ -------------- ------------------- --------------- ------------------
  10,304,683         19,759,139          7,629              98,248       6,533,638          8,016,867
   2,518,047          2,090,926        137,208            (636,990)       (164,142)        (2,081,044)
    (229,799)           (87,142)          (935)             (1,039)       (104,974)           (56,224)
  (1,200,177)          (528,892)       (95,008)           (234,158)     (3,204,977)        (3,221,805)
--------------- ------------------ -------------- ------------------- --------------- ------------------
  11,392,754         21,234,031         48,894            (773,939)      3,059,545          2,657,794
--------------- ------------------ -------------- ------------------- --------------- ------------------
  21,700,628          9,294,206        333,701          (1,390,661)     18,876,557        (11,365,461)
  25,875,933         16,581,727      1,788,239           3,178,900      29,373,023         40,738,484
--------------- ------------------ -------------- ------------------- --------------- ------------------
$ 47,576,561       $ 25,875,933    $ 2,121,940         $ 1,788,239    $ 48,249,580       $ 29,373,023
=============== ================== ============== =================== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                              LMPVIT WESTERN ASSET
                                                                                             VARIABLE MONEY MARKET
                                                                                                       SUB-ACCOUNT
                                                                                ----------------------------------
                                                                                        2009               2008
                                                                                --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                                                  $ (1,388,654)         $ 629,570
  Net realized gains (losses)                                                             --                 --
  Change in unrealized appreciation (depreciation) on investments                         --                 --
                                                                                --------------- ------------------
     Net increase (decrease) in net assets resulting from operations              (1,388,654)           629,570
                                                                                --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                                          45,340,440         74,917,911
  Net transfers (including fixed account)                                        (48,491,477)        10,849,243
  Contract charges                                                                  (375,653)          (100,427)
  Transfers for contract benefits & terminations                                 (16,815,011)       (15,740,214)
                                                                                --------------- ------------------
     Net increase (decrease) in net assets resulting from contract transactions  (20,341,701)        69,926,513
                                                                                --------------- ------------------
     Net increase (decrease) in net assets                                       (21,730,355)        70,556,083
NET ASSETS:
  Beginning of year                                                              115,203,596         44,647,513
                                                                                --------------- ------------------
  End of year                                                                   $ 93,473,241      $ 115,203,596
                                                                                =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
AIM Variable Insurance Funds ("AIM V.I.")
MFS Variable Insurance Trust ("MFS VIT")
Oppenheimer Variable Account Funds
("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Van Kampen Life Investment Trust ("Van Kampen LIT")
Federated Insurance Series ("Federated")
Neuberger Berman Mutual Funds ("Neuberger")
The Alger Portfolios ("Alger")

T. Rowe Price Funds ("T. Rowe Price")
Janus Aspen Series ("Janus Aspen")
American Funds Insurance Series ("American Funds")
Franklin Templeton Variable Insurance Products Trust
("FTVIPT")
The Universal Institutional Funds, Inc. ("UIF")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Legg Mason Partners Variable Equity Trust
("LMPVET")
Legg Mason Partners Variable Income Trust
("LMPVIT")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2009:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account*
MIST Harris Oakmark International Sub-Account*
MIST Third Avenue Small Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation
Sub-Account*
MIST Legg Mason Partners Aggressive Growth
Sub-Account
MIST PIMCO Total Return Sub-Account*

MIST RCM Technology Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account*
MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Janus Forty Sub-Account
MIST Dreman Small Cap Value Sub-Account*
MIST Pioneer Fund Sub-Account*
MIST Pioneer Strategic Income Sub-Account*
MIST BlackRock Large Cap Core Sub-Account
MIST BlackRock High Yield Sub-Account*
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation
Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Met/Templeton International Bond Sub-Account**
AIM V.I. Core Equity Sub-Account
AIM V.I. Capital Appreciation Sub-Account
AIM V.I. International Growth Sub-Account*
AIM V.I. Basic Balanced Sub-Account
AIM V.I. Global Real Estate Sub-Account
MFS VIT Research Sub-Account
MFS VIT Investors Trust Sub-Account
MFS VIT New Discovery Sub-Account
Oppenheimer VA Main Street Sub-Account
Oppenheimer VA Bond Sub-Account
Oppenheimer VA Strategic Bond Sub-Account
Oppenheimer VA Main Street Small Cap Sub-Account*
Oppenheimer VA Money Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Contrafund Sub-Account*
Fidelity VIP Overseas Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Index 500 Sub-Account
Fidelity VIP Money Market Sub-Account*
Fidelity VIP Mid Cap Sub-Account
Fidelity VIP Funds Manager 60% Sub-Account**
DWS International Sub-Account
MSF FI Mid Cap Opportunities Sub-Account

MSF FI Value Leaders Sub-Account
MSF Russell 2000 Index Sub-Account*
MSF Artio International Stock Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Legacy Large Cap Growth
Sub-Account*
MSF BlackRock Strategic Value Sub-Account
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Large Cap Value Sub-Account
MSF Barclays Capital Aggregate Bond Index
Sub-Account*
MSF MFS Value Sub-Account*
MSF Morgan Stanley EAFE Index Sub-Account*
MSF MFS Total Return Sub-Account*
MSF MetLife Mid Cap Stock Index Sub-Account*
MSF Davis Venture Value Sub-Account*
MSF Met/Artisan Mid Cap Value Sub-Account*
MSF Jennison Growth Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF Western Asset Management U.S. Government
Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account
MSF Neuberger Berman Mid Cap Value Sub-Account
MSF Met/Dimensional International Small Company
Sub-Account
MSF Van Eck Global Natural Resources Sub-Account**
Van Kampen LIT Capital Growth Sub-Account
Van Kampen LIT Growth and Income Sub-Account*
Federated Equity Income Sub-Account
Federated High Income Bond Sub-Account
Federated Mid Cap Growth Strategies Sub-Account
Neuberger Genesis Sub-Account
Alger Small Cap Growth Sub-Account
T. Rowe Price Growth Stock Sub-Account
T. Rowe Price International Stock Sub-Account
T. Rowe Price Prime Reserve Sub-Account
Janus Aspen Worldwide Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

American Funds Global Small Capitalization
Sub-Account
American Funds Growth Sub-Account
American Funds Growth-Income Sub-Account
American Funds Global Growth Sub-Account
American Funds Bond Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Templeton Global Bond Securities Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
UIF Equity and Income Sub-Account
UIF U.S. Real Estate Sub-Account
UIF U.S. Mid Cap Value Sub-Account
Pioneer VCT Bond Sub-Account
Pioneer VCT Cullen Value Sub-Account
Pioneer VCT Emerging Markets Sub-Account
Pioneer VCT Equity Income Sub-Account
Pioneer VCT Fund Sub-Account
Pioneer VCT High Yield Sub-Account
Pioneer VCT Ibbotson Growth Allocation Sub-Account
Pioneer VCT Ibbotson Moderate Allocation Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Real Estate Shares Sub-Account
LMPVET ClearBridge Variable Small Cap Growth
Sub-Account

LMPVET ClearBridge Variable Investors Sub-Account
LMPVET ClearBridge Variable Fundamental Value
Sub-Account
LMPVET ClearBridge Variable Appreciation
Sub-Account
LMPVET ClearBridge Variable Aggressive Growth
Sub-Account*
LMPVET ClearBridge Variable Large Cap Growth
Sub-Account
LMPVET Investment Counsel Variable Social
Awareness Sub-Account
LMPVET ClearBridge Variable Equity Income Builder
Sub-Account*
LMPVET ClearBridge Variable Capital Sub-Account
LMPVET Batterymarch Variable Global Equity
Sub-Account
LMPVET ClearBridge Variable Dividend Strategy
Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Western Asset Variable Adjustable Rate
Income Sub-Account
LMPVIT Western Asset Variable Global High Yield
Bond Sub-Account
LMPVIT Western Asset Variable Money Market
Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.
** This Sub-Account began operations during the year ended December 31, 2009.

3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2009:

MSF FI Large Cap Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST LMPVET Equity Index Sub-Account
Van Kampen LIT Comstock Sub-Account
Van Kampen LIT Enterprise Sub-Account
Pioneer VCT Global High Yield Sub-Account
Pioneer VCT Ibbotson Aggressive Allocation Sub-Account
Pioneer VCT Independence Sub-Account
Pioneer VCT International Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth Sub-Account
Pioneer VCT Strategic Income Sub-Account
Pioneer VCT Small Cap Value Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                                   NEW NAME
(MSF) Harris Oakmark Focused Value Portfolio                  (MSF) Met/Artisan Mid Cap Value Portfolio
(Alger) American SmallCap Growth Portfolio                    (Alger) Small Cap Growth Portfolio
(Janus Aspen) Worldwide Growth Portfolio                      (Janus Aspen) Worldwide Portfolio
(MSF) Julius Baer International Stock Portfolio               (MSF) Artio International Stock Portfolio
(MSF) Lehman Brothers Aggregate Bond Index Portfolio          (MSF) Barclays Capital Aggregate Bond Index Portfolio
(MSF) Loomis Sayles Small Cap Portfolio                       (MSF) Loomis Sayles Small Cap Core Portfolio
(FTVIPT) Templeton Global Income Securities Portfolio         (FTVIPT) Templeton Global Bond Securities Portfolio
(LMPVET) Small Cap Growth Portfolio                           (LMPVET) ClearBridge Variable Small Cap Growth
                                                              Portfolio
(LMPVET) Investors Portfolio                                  (LMPVET) ClearBridge Variable Investors Portfolio
(LMPVET) Fundamental Value Portfolio                          (LMPVET) ClearBridge Variable Fundamental Value
                                                              Portfolio
(LMPVET) Appreciation Portfolio                               (LMPVET) ClearBridge Variable Appreciation Portfolio
(LMPVET) Aggressive Growth Portfolio                          (LMPVET) ClearBridge Variable Aggressive Growth
                                                              Portfolio
(LMPVET) Large Cap Growth Portfolio                           (LMPVET) ClearBridge Variable Large Cap Growth
                                                              Portfolio
(LMPVET) Social Awareness Portfolio                           (LMPVET) Investment Counsel Variable Social
                                                              Awareness Portfolio
(LMPVET) Capital and Income Portfolio                         (LMPVET) ClearBridge Variable Equity Income
                                                              Builder Portfolio
(LMPVET) Capital Portfolio                                    (LMPVET) ClearBridge Variable Capital Portfolio
(LMPVET) Global Equity Portfolio                              (LMPVET) Batterymarch Variable Global Equity
                                                              Portfolio
(LMPVET) Dividend Strategy Portfolio                          (LMPVET) ClearBridge Variable Dividend Strategy
                                                              Portfolio
(LMPVIT) Adjustable Rate Income Portfolio                     (LMPVIT) Western Asset Variable Adjustable Rate
                                                              Income Portfolio
(LMPVIT) Global High Yield Bond Portfolio                     (LMPVIT) Western Asset Variable Global High Yield
                                                              Bond Portfolio
(LMPVIT) Money Market Portfolio                               (LMPVIT) Western Asset Variable Money Market
                                                              Portfolio

MERGERS:

FORMER PORTFOLIO                                              NEW PORTFOLIO
(MSF) FI Large Cap Portfolio                                  (MSF) BlackRock Legacy Large Cap Growth Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio                 (MSF) BlackRock Legacy Large Cap Growth Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                              NEW PORTFOLIO
(LMPVET) Equity Index Portfolio                               (MSF) MetLife Stock Index Portfolio
(Pioneer VCT) Strategic Income Portfolio                      (MIST) Pioneer Strategic Income Portfolio
(Van Kampen LIT) Comstock Portfolio                           (MIST) Van Kampen Comstock Portfolio

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

LIQUIDATIONS:

(Van Kampen LIT) Enterprise Portfolio
(Pioneer VCT) Global High Yield Portfolio
(Pioneer VCT) Ibbotson Aggressive Allocation Portfolio
(Pioneer VCT) Independence Portfolio
(Pioneer VCT) International Value Portfolio
(Pioneer VCT) Oak Ridge Large Cap Growth Portfolio
(Pioneer VCT) Small Cap Value Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the Separate Account's financial results. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.


METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction of unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

DISTRIBUTION EXPENSE -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE -- For a charge that includes the mortality and expense risk charge, the administrative charge and a guaranteed withdrawal benefit charge, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk              0.74% - 2.05%

Administrative                          0.15% - 0.25%

Optional Death Benefit Rider            0.10% - 0.35%

Distribution Expense                            0.10%

Guaranteed Minimum Accumulation Benefit         1.50%

Guaranteed Withdrawal Benefit for Life  0.90% - 1.05%


The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed of $21.50 plus $2.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from .25% to 1.50% of the benefit base and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ------------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                               SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account             26,581,070   658,183,001    24,241,848     38,412,201
MIST Lord Abbett Bond Debenture Sub-Account                20,251,128   239,322,256    36,580,003     19,385,208
MIST Van Kampen Mid Cap Growth Sub-Account                  6,197,509    54,466,912    12,386,413      3,452,836
MIST Lord Abbett Mid Cap Value Sub-Account                  4,799,271    61,301,570    28,599,786      2,999,905
MIST Lazard Mid Cap Sub-Account                            10,850,218   132,375,603    10,278,942      5,499,453
MIST Met/AIM Small Cap Growth Sub-Account                  12,749,108   153,229,226    13,995,112      8,785,929
MIST Harris Oakmark International Sub-Account              25,980,089   353,126,551    50,731,765     17,345,351
MIST Third Avenue Small Cap Value Sub-Account              20,763,884   285,035,870    28,794,115     11,698,027
MIST Oppenheimer Capital Appreciation Sub-Account          36,020,962   282,006,999     1,047,852     23,287,015
MIST Legg Mason Partners Aggressive Growth Sub-Account     12,296,377    86,046,177     6,813,467      8,451,541
MIST PIMCO Total Return Sub-Account                        88,854,633 1,013,930,692   481,380,823     12,100,562
MIST RCM Technology Sub-Account                            20,041,624    79,668,450    21,932,886      9,322,258
MIST PIMCO Inflation Protected Bond Sub-Account            43,006,454   459,238,941   191,048,314     10,592,819
MIST T. Rowe Price Mid Cap Growth Sub-Account              34,195,366   243,670,367    52,748,136      6,155,954
MIST MFS Research International Sub-Account                30,191,419   338,126,458    31,695,004     16,062,309
MIST Clarion Global Real Estate Sub-Account                10,274,447   127,989,280    17,425,384      7,353,115
MIST Turner Mid Cap Growth Sub-Account                      5,228,447    59,127,177    11,234,047      8,012,693
MIST Goldman Sachs Mid Cap Value Sub-Account                7,464,272    96,226,684       951,740     11,328,327
MIST MetLife Defensive Strategy Sub-Account               145,330,706 1,451,277,435   448,502,928     71,690,300
MIST MetLife Moderate Strategy Sub-Account                224,915,523 2,259,132,853   543,255,985     40,797,043
MIST MetLife Balanced Strategy Sub-Account                517,913,786 5,398,268,204   507,903,015     59,756,257
MIST MetLife Growth Strategy Sub-Account                  543,358,201 6,109,930,942   162,588,546    281,397,825
MIST MetLife Aggressive Strategy Sub-Account               49,271,537   519,612,679    38,679,972     26,703,592
MIST Van Kampen Comstock Sub-Account                       19,148,943   149,415,587    91,786,993      4,760,059
MIST Legg Mason Value Equity Sub-Account                   12,484,316    96,689,359    18,114,476      4,875,424
MIST MFS Emerging Markets Equity Sub-Account               20,101,921   173,318,052    78,386,885      4,825,243
MIST Loomis Sayles Global Markets Sub-Account               7,777,242    83,212,165    20,953,393      7,003,927
MIST Janus Forty Sub-Account                                  337,642    21,835,960     8,827,350      4,383,239
MIST Dreman Small Cap Value Sub-Account                     1,563,617    19,140,192     4,882,966      1,959,115
MIST Pioneer Fund Sub-Account                               4,342,474    48,286,312    28,877,703        403,329
MIST Pioneer Strategic Income Sub-Account                  23,974,653   226,334,814    82,108,355      2,561,613
MIST BlackRock Large Cap Core Sub-Account                     653,644     5,944,472     1,583,747        877,672
MIST BlackRock High Yield Sub-Account                      12,556,175    85,273,384    78,363,471     11,150,168
MIST Rainier Large Cap Equity Sub-Account                   4,886,942    37,174,864    16,074,414     11,170,476
MIST American Funds Balanced Allocation Sub-Account       149,112,894 1,175,475,350   764,915,611      2,399,585
MIST American Funds Bond Sub-Account                       14,672,219   135,380,719   104,943,503        844,605
MIST American Funds Growth Sub-Account                     30,722,307   208,334,270   138,815,776      4,608,038
MIST American Funds Growth Allocation Sub-Account         141,536,918 1,052,813,932   448,001,155     41,659,242
MIST American Funds International Sub-Account              20,759,321   147,591,958    88,051,092      2,977,131
MIST American Funds Moderate Allocation Sub-Account        90,908,948   764,182,548   500,604,404         52,457
MIST Met/Franklin Mutual Shares Sub-Account                 7,729,247    55,722,929    40,983,409      1,440,646
MIST Met/Franklin Templeton Founding Strategy Sub-Account  48,960,653   391,488,725   171,863,256     19,123,823
MIST SSgA Growth ETF Sub-Account                           16,594,670   136,783,860   144,604,090     10,600,337
MIST SSgA Growth and Income ETF Sub-Account                30,438,475   279,670,222   279,122,734      2,223,838
MIST Met/Templeton International Bond Sub-Account (a)         767,144     8,201,011     8,282,650         84,049
AIM V.I. Core Equity Sub-Account                               16,366       411,827         6,644         78,348
AIM V.I. Capital Appreciation Sub-Account                       7,744       196,679           990         30,152
AIM V.I. International Growth Sub-Account                   2,548,254    62,504,113    23,952,699        180,121
AIM V.I. Basic Balanced Sub-Account                            30,186       327,536        11,976         92,649
AIM V.I. Global Real Estate Sub-Account                       401,203     5,596,405     1,740,054        375,689
MFS VIT Research Sub-Account                                    6,702       108,978         1,360          8,539
MFS VIT Investors Trust Sub-Account                             2,893        52,425           839          7,095
MFS VIT New Discovery Sub-Account                               3,388        51,003             6         20,351
Oppenheimer VA Main Street Sub-Account                          6,646       134,850         2,197         16,910
Oppenheimer VA Bond Sub-Account                                 8,170        88,753             2         38,750

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
Oppenheimer VA Strategic Bond Sub-Account                      2,752       13,260            83          1,000
Oppenheimer VA Main Street Small Cap Sub-Account           3,072,907   40,786,614    14,158,449        297,349
Oppenheimer VA Money Sub-Account                             117,916      117,917           518         32,203
Fidelity VIP Asset Manager Sub-Account                     7,854,806  120,332,689     2,662,234     10,447,210
Fidelity VIP Growth Sub-Account                            4,348,933  163,076,876     1,542,128     10,932,174
Fidelity VIP Contrafund Sub-Account                       15,221,627  351,285,094    32,535,590     19,288,953
Fidelity VIP Overseas Sub-Account                            417,460    7,766,253       371,540        699,692
Fidelity VIP Equity-Income Sub-Account                       388,994    9,002,572       177,772      1,166,799
Fidelity VIP Index 500 Sub-Account                           585,847   74,298,954     3,010,811      9,087,272
Fidelity VIP Money Market Sub-Account                     50,572,999   50,573,010    27,444,357     18,573,246
Fidelity VIP Mid Cap Sub-Account                           4,134,838  104,678,670    33,677,803        301,006
Fidelity VIP Funds Manager 60% Sub-Account (b)             4,106,046   36,571,684    36,622,160         50,854
DWS International Sub-Account                              2,765,759   29,507,337     1,737,973      1,843,869
MSF FI Mid Cap Opportunities Sub-Account                     294,684    4,938,381       418,129        470,456
MSF FI Value Leaders Sub-Account                              32,487    5,481,154       642,534        447,449
MSF Russell 2000 Index Sub-Account                         1,460,318   15,406,091    10,958,216      2,888,778
MSF Artio International Stock Sub-Account                    423,602    5,737,663       398,424        700,236
MSF MetLife Stock Index Sub-Account                       10,884,653  284,703,549    96,439,177     30,234,662
MSF BlackRock Legacy Large Cap Growth Sub-Account            366,856    6,798,529     6,656,676      1,378,001
MSF BlackRock Strategic Value Sub-Account                    895,909   13,727,781       870,094        681,924
MSF BlackRock Bond Income Sub-Account                        411,943   43,190,328    16,342,640      7,290,628
MSF BlackRock Large Cap Value Sub-Account                    294,230    3,525,718       464,304        383,856
MSF Barclays Capital Aggregate Bond Index Sub-Account      2,766,897   29,578,528    22,975,089      1,061,634
MSF MFS Value Sub-Account                                  3,034,422   38,083,038     7,937,653      1,723,875
MSF Morgan Stanley EAFE Index Sub-Account                  2,409,590   29,118,673    13,731,514      1,264,090
MSF MFS Total Return Sub-Account                             336,841   46,993,479     7,937,717      6,075,322
MSF MetLife Mid Cap Stock Index Sub-Account                2,168,222   25,437,977    10,071,514      1,084,793
MSF Davis Venture Value Sub-Account                       17,394,335  452,317,297    52,577,301     18,084,251
MSF Met/Artisan Mid Cap Value Sub-Account                  1,353,022  292,126,194     6,957,063     15,172,488
MSF Jennison Growth Sub-Account                           17,603,887  181,319,892    35,483,136      7,185,830
MSF BlackRock Money Market Sub-Account                     5,765,332  576,533,179   256,657,274    275,428,918
MSF T. Rowe Price Small Cap Growth Sub-Account               538,829    5,768,772     2,619,486      1,230,085
MSF Western Asset Management U.S. Government
  Sub-Account                                             11,927,910  141,954,558    70,367,045     14,862,728
MSF Oppenheimer Global Equity Sub-Account                    812,499   12,161,676     1,178,077      1,218,719
MSF MetLife Aggressive Allocation Sub-Account                175,550    1,935,904       263,476        208,632
MSF MetLife Conservative Allocation Sub-Account              996,436   10,138,484     5,940,430      1,963,349
MSF MetLife Conservative to Moderate Allocation
  Sub-Account                                                861,148    8,688,946     2,804,249      1,015,227
MSF MetLife Moderate Allocation Sub-Account                4,458,928   48,976,420     4,109,343      2,682,402
MSF MetLife Moderate to Aggressive Allocation Sub-Account  5,413,264   61,229,942     4,771,135      7,505,634
MSF T. Rowe Price Large Cap Growth Sub-Account                90,486    1,143,434       431,941        154,165
MSF Loomis Sayles Small Cap Core Sub-Account                  11,606    1,724,561     1,781,649         84,512
MSF Neuberger Berman Mid Cap Value Sub-Account                14,252      175,453       194,297         42,684
MSF Met/Dimensional International Small Company
  Sub-Account                                              1,202,557   14,760,636    16,710,168      2,459,650
MSF Van Eck Global Natural Resources Sub-Account (a)       1,173,386   16,184,917    16,184,917             --
Van Kampen LIT Capital Growth Sub-Account                      4,126      128,581           112         22,236
Van Kampen LIT Growth and Income Sub-Account               6,565,281  112,091,551    32,744,252        254,100
Federated Equity Income Sub-Account                            1,788       22,882           846            263
Federated High Income Bond Sub-Account                         3,944       28,356         2,412         35,040
Federated Mid Cap Growth Strategies Sub-Account                4,728      122,654            --         14,702
Neuberger Genesis Sub-Account                                    224        7,589            --          1,465
Alger Small Cap Growth Sub-Account                         2,015,333   58,280,020       911,589      3,667,988
T. Rowe Price Growth Stock Sub-Account                       254,208    7,031,972       277,460        771,179

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
T. Rowe Price International Stock Sub-Account                 69,680      963,267        52,001         75,800
T. Rowe Price Prime Reserve Sub-Account                    1,400,475    1,400,419       588,302      1,406,286
Janus Aspen Worldwide Sub-Account                                240        5,647            77            453
American Funds Global Small Capitalization Sub-Account     3,301,896   63,609,187    15,574,788      3,805,605
American Funds Growth Sub-Account                          9,105,204  470,727,296    86,571,363      5,383,599
American Funds Growth--Income Sub-Account                  7,045,863  253,174,671    39,647,865      3,677,083
American Funds Global Growth Sub-Account                   8,278,920  175,865,146    20,444,516      4,562,472
American Funds Bond Sub-Account                            5,592,635   57,544,161    27,376,899        534,355
FTVIPT Mutual Shares Securities Sub-Account                6,073,694  108,073,711    15,503,064      1,521,573
FTVIPT Templeton Foreign Securities Sub-Account            5,242,797   81,694,568    12,860,247      6,441,267
FTVIPT Templeton Growth Securities Sub-Account             4,105,245   54,109,690     7,512,519      1,508,125
FTVIPT Franklin Income Securities Sub-Account              9,496,571  147,027,798    30,026,124      2,559,483
FTVIPT Templeton Global Bond Securities Sub-Account        2,575,654   43,258,108    26,944,429      2,829,942
FTVIPT Franklin Small Cap Value Securities Sub-Account     1,034,089   12,889,191     7,132,989      1,137,842
UIF Equity and Income Sub-Account                         19,484,382  260,289,381    60,505,265      6,560,142
UIF U.S. Real Estate Sub-Account                           5,563,166   93,789,475     8,800,321      2,969,826
UIF U.S. Mid Cap Value Sub-Account                         1,466,828   16,759,479     5,138,622        708,394
Pioneer VCT Bond Sub-Account                                 194,377    2,103,963     2,118,473        100,533
Pioneer VCT Cullen Value Sub-Account                         180,133    1,599,522     1,664,773        237,506
Pioneer VCT Emerging Markets Sub-Account                      37,900      798,953       874,818        151,773
Pioneer VCT Equity Income Sub-Account                         21,040      306,353       314,866         40,519
Pioneer VCT Fund Sub-Account                                  11,681      218,387       162,966         21,820
Pioneer VCT High Yield Sub-Account                           123,325    1,008,089     1,143,179        164,488
Pioneer VCT Ibbotson Growth Allocation Sub-Account         1,776,954   12,590,078     9,968,650      1,117,493
Pioneer VCT Ibbotson Moderate Allocation Sub-Account       2,530,426   20,207,045    19,690,093        873,739
Pioneer VCT Mid Cap Value Sub-Account                      2,431,474   42,885,111     6,163,184      1,337,521
Pioneer VCT Real Estate Shares Sub-Account                    17,574      170,936       210,750         94,692
LMPVET ClearBridge Variable Small Cap Growth
  Sub-Account                                              1,778,702   21,996,014     7,288,667      1,760,395
LMPVET ClearBridge Variable Investors Sub-Account            206,082    3,186,548       324,415        245,291
LMPVET ClearBridge Variable Fundamental Value
  Sub-Account                                              4,854,722  101,612,325     8,831,309      2,496,908
LMPVET ClearBridge Variable Appreciation Sub-Account       5,523,555  130,617,094    31,723,057      2,361,683
LMPVET ClearBridge Variable Aggressive Growth
  Sub-Account                                              9,457,748  141,266,476    10,849,448      4,586,247
LMPVET ClearBridge Variable Large Cap Growth Sub-Account     462,916    7,049,195       325,822      1,101,041
LMPVET Investment Counsel Variable Social Awareness
  Sub-Account                                                 23,401      584,379        38,740        176,799
LMPVET ClearBridge Variable Equity Income Builder
  Sub-Account                                              6,997,656   82,785,781    16,968,924      4,598,672
LMPVET ClearBridge Variable Capital Sub-Account              539,981    8,164,965       290,230        719,673
LMPVET Batterymarch Variable Global Equity Sub-Account       333,716    5,405,720       326,157        478,360
LMPVET ClearBridge Variable Dividend Strategy Sub-Account    682,668    6,750,580       389,498        967,448
LMPVET Lifestyle Allocation 50% Sub-Account                  692,018    8,276,818       905,304      1,584,827
LMPVET Lifestyle Allocation 70% Sub-Account                  361,739    3,951,400       510,946        534,438
LMPVET Lifestyle Allocation 85% Sub-Account                4,475,691   50,284,829    12,768,983        923,531
LMPVIT Western Asset Variable Adjustable Rate Income
  Sub-Account                                                261,331    2,464,793       335,599        280,459
LMPVIT Western Asset Variable Global High Yield Bond
  Sub-Account                                              6,433,290   54,813,826    10,751,485      3,999,763
LMPVIT Western Asset Variable Money Market Sub-Account    93,473,307   93,473,315    36,558,667     58,289,350

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          MIST LORD ABBETT            MIST LORD ABBETT            MIST VAN KAMPEN
                                         GROWTH AND INCOME              BOND DEBENTURE             MID CAP GROWTH
                                               SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- --------------------------- --------------------------
                                        2009          2008          2009          2008          2009         2008
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units beginning of year           15,718,013    18,116,672    11,669,031    15,162,946     4,031,107    1,845,571
Units issued and transferred
  from other funding options       1,643,593     1,373,138     2,865,165     1,475,904     2,385,389    2,890,857
Units redeemed and transferred to
  other funding options           (2,419,105)   (3,771,797)   (2,580,205)   (4,969,819)   (1,249,562)    (705,321)
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units end of year                 14,942,501    15,718,013    11,953,991    11,669,031     5,166,934    4,031,107
                                  ============= ============= ============= ============= ============= ============

                                       MIST HARRIS OAKMARK           MIST THIRD AVENUE            MIST OPPENHEIMER
                                             INTERNATIONAL             SMALL CAP VALUE        CAPITAL APPRECIATION
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2009          2008          2009          2008          2009          2008
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year           16,938,263    20,013,713    16,437,324    18,432,805    29,172,000    34,634,000
Units issued and transferred
  from other funding options       4,876,032     2,980,592     4,335,703     3,352,590     1,766,498     3,083,379
Units redeemed and transferred to
  other funding options           (3,637,528)   (6,056,042)   (2,995,261)   (5,348,071)   (4,844,547)   (8,545,379)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 18,176,767    16,938,263    17,777,766    16,437,324    26,093,951    29,172,000
                                  ============= ============= ============= ============= ============= =============

                                      MIST PIMCO INFLATION       MIST T. ROWE PRICE           MIST MFS RESEARCH
                                            PROTECTED BOND           MID CAP GROWTH               INTERNATIONAL
                                               SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------------------ --------------------------- ---------------------------
                                        2009          2008       2009          2008          2009          2008
                                  ---------- ------------- ------------- ------------- ------------- -------------
Units beginning of year           23,243,826    21,340,808 24,389,138    25,165,985    20,463,384    19,606,367
Units issued and transferred
  from other funding options      20,070,324    13,668,026 12,284,767     5,900,839     5,385,340     6,264,406
Units redeemed and transferred to
  other funding options           (5,807,285) (11,765,008) (5,076,704)   (6,677,686)   (4,153,945)   (5,407,389)
                                  ------------------------ ------------- ------------- ------------- -------------
Units end of year                 37,506,865    23,243,826 31,597,201    24,389,138    21,694,779    20,463,384
                                  ========== ============= ============= ============= ============= =============

                                               MIST METLIFE              MIST METLIFE              MIST METLIFE
                                         DEFENSIVE STRATEGY         MODERATE STRATEGY         BALANCED STRATEGY
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                         2009          2008        2009          2008        2009          2008
                                  ----------- ------------- ----------- ------------- ----------- -------------
Units beginning of year            98,361,064    51,959,475 157,147,909   132,930,004 406,068,266   407,763,369
Units issued and transferred
  from other funding options       66,006,315    81,757,732  72,814,087    58,616,625 103,820,915    81,261,505
Units redeemed and transferred to
  other funding options           (30,127,061) (35,356,143) (27,986,974) (34,398,720) (50,956,383) (82,956,608)
                                  ------------------------- ------------------------- -------------------------
Units end of year                 134,240,318    98,361,064 201,975,022   157,147,909 458,932,798   406,068,266
                                  =========== ============= =========== ============= =========== =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

      MIST LORD ABBETT                                            MIST MET/AIM
         MID CAP VALUE         MIST LAZARD MID CAP            SMALL CAP GROWTH
           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------------- ---------------------------
     2009         2008          2009          2008          2009          2008
------------ ------------ ------------- ------------- ------------- -------------
1,489,703      609,565     7,502,381     7,858,992    10,535,898    11,452,863
2,149,047    1,126,498     2,001,176     1,886,677     2,757,690     2,144,194
 (603,968)    (246,360)   (1,489,959)   (2,243,288)   (2,113,222)   (3,061,159)
------------ ------------ ------------- ------------- ------------- -------------
3,034,782    1,489,703     8,013,598     7,502,381    11,180,366    10,535,898
============ ============ ============= ============= ============= =============

MIST LEGG MASON PARTNERS
       AGGRESSIVE GROWTH      MIST PIMCO TOTAL RETURN      MIST RCM TECHNOLOGY
             SUB-ACCOUNT                  SUB-ACCOUNT              SUB-ACCOUNT
--------------------------- ------------------------- ---------------------------
      2009          2008          2009           2008       2009          2008
------------- ------------- ---------- -------------- ------------- -------------
12,239,079    13,488,538    43,564,435     37,539,072 10,849,282    12,386,524
 2,516,706     1,778,211    38,284,077     19,386,029  6,974,066     4,358,662
(2,645,317)   (3,027,670)   (10,194,109) (13,360,666) (3,990,522)   (5,895,904)
------------- ------------- ------------------------- ------------- -------------
12,110,468    12,239,079    71,654,403     43,564,435 13,832,826    10,849,282
============= ============= ========== ============== ============= =============

     MIST CLARION GLOBAL                 MIST TURNER          MIST GOLDMAN SACHS
             REAL ESTATE              MID CAP GROWTH               MID CAP VALUE
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2009          2008          2009          2008          2009          2008
------------- ------------- ------------- ------------- ------------- -------------
 6,912,531     6,238,930     4,470,347     4,472,333     7,184,822     9,178,387
 3,040,495     3,075,098     2,079,154     1,983,867       165,468       658,140
(1,953,744)   (2,401,497)   (1,674,076)   (1,985,853)   (1,132,272)   (2,651,705)
------------- ------------- ------------- ------------- ------------- -------------
 7,999,282     6,912,531     4,875,425     4,470,347     6,218,018     7,184,822
============= ============= ============= ============= ============= =============

             MIST METLIFE             MIST METLIFE          MIST VAN KAMPEN
          GROWTH STRATEGY      AGGRESSIVE STRATEGY                 COMSTOCK
              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------- ------------------------ ---------------------------
       2009          2008       2009          2008       2009          2008
----------- ------------- ---------- ------------- ------------- -------------
494,438,103   481,475,567 39,565,727    46,258,233  5,638,201     5,330,717
 64,373,807   104,385,100  8,976,104     5,056,638 13,684,341     2,302,416
(68,509,878) (91,422,564) (7,198,258) (11,749,144) (2,530,782)   (1,994,932)
------------------------- ------------------------ ------------- -------------
490,302,032   494,438,103 41,343,573    39,565,727 16,791,760     5,638,201
=========== ============= ========== ============= ============= =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                           MIST LEGG MASON           MIST MFS EMERGING          MIST LOOMIS SAYLES
                                              VALUE EQUITY              MARKETS EQUITY              GLOBAL MARKETS
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2009          2008          2009          2008          2009          2008
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year            9,617,947     5,608,172     9,820,617     4,415,597     5,848,580     4,274,323
Units issued and transferred
  from other funding options       5,890,764     6,690,080    12,353,343    10,368,484     3,056,769     4,337,047
Units redeemed and transferred to
  other funding options           (3,197,076)   (2,680,305)   (3,639,704)   (4,963,464)   (1,706,438)   (2,762,790)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 12,311,635     9,617,947    18,534,256     9,820,617     7,198,911     5,848,580
                                  ============= ============= ============= ============= ============= =============

                                              MIST PIONEER         MIST BLACKROCK             MIST BLACKROCK
                                          STRATEGIC INCOME         LARGE CAP CORE                 HIGH YIELD
                                               SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- ---------------------- --------------------------
                                        2009          2008        2009       2008          2009         2008
                                  ------------- ------------- ----------- ---------- ------------- ------------
Units beginning of year            7,373,489     4,979,963     508,491    390,444     1,114,960      450,432
Units issued and transferred
  from other funding options       5,077,225     5,003,499     239,528    201,086     6,142,738    1,633,985
Units redeemed and transferred to
  other funding options           (1,493,132)   (2,609,973)   (134,850)   (83,039)   (1,601,304)    (969,457)
                                  ------------- ------------- ----------- ---------- ------------- ------------
Units end of year                 10,957,582     7,373,489     613,169    508,491     5,656,394    1,114,960
                                  ============= ============= =========== ========== ============= ============

                                             MIST AMERICAN          MIST AMERICAN FUNDS              MIST AMERICAN
                                              FUNDS GROWTH            GROWTH ALLOCATION        FUNDS INTERNATIONAL
                                               SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- ---------------------------- --------------------------
                                        2009       2008 (a)          2009       2008 (a)         2009      2008 (a)
                                  ------------- ------------- -------------- ------------- ------------- ------------
Units beginning of year            9,556,758            --     74,827,606            --     7,576,246           --
Units issued and transferred
  from other funding options      25,878,772    10,103,447     84,328,111    79,248,191    15,340,459    8,298,666
Units redeemed and transferred to
  other funding options           (5,157,450)     (546,689)   (20,153,687)   (4,420,585)   (3,002,276)    (722,420)
                                  ------------- ------------- -------------- ------------- ------------- ------------
Units end of year                 30,278,080     9,556,758    139,002,030    74,827,606    19,914,429    7,576,246
                                  ============= ============= ============== ============= ============= ============

                                                                                        MIST MET/
                                                                                        TEMPLETON
                                                                       MIST SSGA    INTERNATIONAL
                                   MIST SSGA GROWTH ETF    GROWTH AND INCOME ETF             BOND
                                            SUB-ACCOUNT              SUB-ACCOUNT      SUB-ACCOUNT
                                  ------------------------ ------------------------ ----------------
                                        2009    2008 (b)         2009    2008 (b)         2009 (c)
                                  ------------- ---------- ------------- ---------- ----------------
Units beginning of year              190,893         --       312,145         --               --
Units issued and transferred
  from other funding options      19,507,804    190,922    32,168,027    318,847          844,394
Units redeemed and transferred to
  other funding options           (3,255,299)       (29)   (2,537,542)    (6,702)         (69,067)
                                  ------------- ---------- ------------- ---------- ----------------
Units end of year                 16,443,398    190,893    29,942,630    312,145          775,327
                                  ============= ========== ============= ========== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

                                 MIST DREMAN
  MIST JANUS FORTY           SMALL CAP VALUE         MIST PIONEER FUND
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------- ------------------------- -------------------------
   2009       2008         2009         2008         2009         2008
---------- ---------- ------------ ------------ ------------ ------------
143,074     62,044    1,254,915      865,483    1,227,336      441,310
116,640    116,263      662,099      640,073    2,278,606    1,281,451
(67,244)   (35,233)    (337,396)    (250,641)    (266,562)    (495,425)
---------- ---------- ------------ ------------ ------------ ------------
192,470    143,074    1,579,618    1,254,915    3,239,380    1,227,336
========== ========== ============ ============ ============ ============

            MIST RAINIER          MIST AMERICAN FUNDS              MIST AMERICAN
        LARGE CAP EQUITY          BALANCED ALLOCATION                 FUNDS BOND
             SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
--------------------------- ---------------------------- --------------------------
      2009          2008           2009       2008 (a)         2009      2008 (a)
------------- ------------- -------------- ------------- ------------- ------------
 4,139,663       640,297     47,541,825            --     3,151,521           --
 3,515,585     4,895,834    109,740,383    52,186,330    12,969,406    3,840,133
(2,692,379)   (1,396,468)    (9,753,067)   (4,644,505)   (1,815,089)    (688,612)
------------- ------------- -------------- ------------- ------------- ------------
 4,962,869     4,139,663    147,529,141    47,541,825    14,305,838    3,151,521
============= ============= ============== ============= ============= ============

     MIST AMERICAN FUNDS          MIST MET/FRANKLIN              MIST MET/FRANKLIN
     MODERATE ALLOCATION              MUTUAL SHARES    TEMPLETON FOUNDING STRATEGY
             SUB-ACCOUNT                SUB-ACCOUNT                    SUB-ACCOUNT
--------------------------- -------------------------- ------------------------------
      2009       2008 (a)         2009      2008 (a)         2009          2008 (a)
------------- ------------- ------------- ------------ ------------- ----------------
29,162,701            --     1,978,335           --    27,525,771               --
66,983,370    32,435,807     6,931,863    2,247,261    30,026,563       29,284,754
(6,151,343)   (3,273,106)   (1,196,497)    (268,926)   (8,200,165)      (1,758,983)
------------- ------------- ------------- ------------ ------------- ----------------
89,994,728    29,162,701     7,713,701    1,978,335    49,352,169       27,525,771
============= ============= ============= ============ ============= ================

AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION    AIM V.I. INTERNATIONAL GROWTH
         SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
----------------------- -------------------------------- --------------------------------
   2009         2008      2009                   2008         2009                2008
---------- ------------ --------- ---------------------- ------------ -------------------
120,534      181,999    50,723                 77,611    1,618,515             445,944
     26        8,408        50                  9,068    1,438,213           1,507,113
(21,417)     (69,873)   (9,142)               (35,956)    (237,803)           (334,542)
---------- ------------ --------- ---------------------- ------------ -------------------
 99,143      120,534    41,631                 50,723    2,818,925           1,618,515
========== ============ ========= ====================== ============ ===================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  AIM V.I. BASIC BALANCED    AIM V.I. GLOBAL REAL ESTATE    MFS VIT RESEARCH
                                              SUB-ACCOUNT                    SUB-ACCOUNT         SUB-ACCOUNT
                                  -------------------------- ------------------------------ -------------------
                                     2009            2008        2009               2008      2009      2008
                                  ---------- --------------- ----------- ------------------ --------- ---------
Units beginning of year            88,650         125,704     449,308            156,912    26,232    34,862
Units issued and transferred
  from other funding options           --           9,375     403,915            345,777        --        --
Units redeemed and transferred to
  other funding options           (27,683)        (46,429)   (148,838)           (53,381)   (2,288)   (8,630)
                                  ---------- --------------- ----------- ------------------ --------- ---------
Units end of year                  60,967          88,650     704,385            449,308    23,944    26,232
                                  ========== =============== =========== ================== ========= =========

                                                          OPPENHEIMER VA    OPPENHEIMER VA MAIN STREET
                                  OPPENHEIMER VA BOND     STRATEGIC BOND                     SMALL CAP
                                          SUB-ACCOUNT        SUB-ACCOUNT                   SUB-ACCOUNT
                                  ---------------------- ------------------ -----------------------------
                                    2009         2008     2009      2008         2009             2008
                                  --------- ------------ -------- --------- ------------ ----------------
Units beginning of year           22,518       37,290    1,903     5,661    1,863,546          492,857
Units issued and transferred
  from other funding options          --           --       --        --    1,625,772        1,731,240
Units redeemed and transferred to
  other funding options           (9,985)     (14,772)    (117)   (3,758)    (362,478)        (360,551)
                                  --------- ------------ -------- --------- ------------ ----------------
Units end of year                 12,533       22,518    1,786     1,903    3,126,840        1,863,546
                                  ========= ============ ======== ========= ============ ================

                                   FIDELITY VIP CONTRAFUND    FIDELITY VIP OVERSEAS    FIDELITY VIP EQUITY-INCOME
                                               SUB-ACCOUNT              SUB-ACCOUNT                   SUB-ACCOUNT
                                  --------------------------- ------------------------ -----------------------------
                                        2009          2008       2009          2008        2009              2008
                                  ------------- ------------- ---------- ------------- ----------- -----------------
Units beginning of year           16,114,037    16,613,759    713,199       826,076     744,861           942,455
Units issued and transferred
  from other funding options       2,189,237     2,372,910     50,415        33,271       9,192            26,214
Units redeemed and transferred to
  other funding options           (2,347,278)   (2,872,632)   (99,947)     (146,148)   (134,197)         (223,808)
                                  ------------- ------------- ---------- ------------- ----------- -----------------
Units end of year                 15,955,996    16,114,037    663,667       713,199     619,856           744,861
                                  ============= ============= ========== ============= =========== =================

                                  FIDELITY VIP
                                         FUNDS                                    MSF FI MID CAP
                                   MANAGER 60%         DWS INTERNATIONAL           OPPORTUNITIES
                                   SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  --------------- ------------------------- -----------------------
                                       2009 (d)        2009         2008        2009        2008
                                  --------------- ------------ ------------ ----------- -----------
Units beginning of year                     --    2,819,612    3,119,351     526,883     574,272
Units issued and transferred
  from other funding options         4,203,193      318,119      333,852      75,013     107,160
Units redeemed and transferred to
  other funding options               (128,820)    (437,383)    (633,591)   (112,326)   (154,549)
                                  --------------- ------------ ------------ ----------- -----------
Units end of year                    4,074,373    2,700,348    2,819,612     489,570     526,883
                                  =============== ============ ============ =========== ===========

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

MFS VIT INVESTORS TRUST    MFS VIT NEW DISCOVERY    OPPENHEIMER VA MAIN STREET
            SUB-ACCOUNT              SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------- ------------------------ -----------------------------
  2009             2008      2009           2008      2009                2008
--------- ---------------- --------- -------------- --------- -------------------
13,271           23,909    10,205         13,583    31,897              45,428
    --               --        --            117        --                  --
(1,708)         (10,638)   (3,744)        (3,495)   (3,792)            (13,531)
--------- ---------------- --------- -------------- --------- -------------------
11,563           13,271     6,461         10,205    28,105              31,897
========= ================ ========= ============== ========= ===================

OPPENHEIMER VA MONEY    FIDELITY VIP ASSET MANAGER         FIDELITY VIP GROWTH
         SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
----------------------- ----------------------------- ---------------------------
  2009          2008          2009            2008          2009          2008
--------- ------------- ------------- --------------- ------------- -------------
25,333        28,881    10,322,631      11,728,296    12,838,680    14,370,091
    --            --       452,720         748,588       850,650       877,342
(5,156)       (3,548)   (1,429,927)     (2,154,253)   (1,796,089)   (2,408,753)
--------- ------------- ------------- --------------- ------------- -------------
20,177        25,333     9,345,424      10,322,631    11,893,241    12,838,680
========= ============= ============= =============== ============= =============

 FIDELITY VIP INDEX 500    FIDELITY VIP MONEY MARKET      FIDELITY VIP MID CAP
            SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
-------------------------- ---------------------------- -------------------------
     2009          2008          2009           2008         2009         2008
------------ ------------- ------------- -------------- ------------ ------------
6,061,847     7,211,573     5,530,761      5,148,515    1,905,032      997,653
   26,253        43,419     5,540,548      2,094,500    1,472,702    1,295,565
 (787,787)   (1,193,145)   (4,944,766)    (1,712,254)    (302,456)    (388,186)
------------ ------------- ------------- -------------- ------------ ------------
5,300,313     6,061,847     6,126,543      5,530,761    3,075,278    1,905,032
============ ============= ============= ============== ============ ============

MSF FI VALUE LEADERS    MSF RUSSELL 2000 INDEX    MSF ARTIO INTERNATIONAL STOCK
         SUB-ACCOUNT               SUB-ACCOUNT                      SUB-ACCOUNT
----------------------- ------------------------- --------------------------------
   2009         2008         2009         2008       2009                  2008
---------- ------------ ------------ ------------ ---------- ---------------------
251,266      211,868      478,053      481,904    380,684               398,333
 58,351       87,388      942,236      309,512     50,582                88,792
(43,935)     (47,990)    (311,961)    (313,363)   (93,611)             (106,441)
---------- ------------ ------------ ------------ ---------- ---------------------
265,682      251,266    1,108,328      478,053    337,655               380,684
========== ============ ============ ============ ========== =====================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                              MSF BLACKROCK LEGACY          MSF BLACKROCK
                                   MSF METLIFE STOCK INDEX        LARGE CAP GROWTH        STRATEGIC VALUE
                                               SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                  --------------------------- ----------------------- ----------------------
                                        2009          2008        2009        2008       2009        2008
                                  ------------- ------------- ----------- ----------- ---------- -----------
Units beginning of year           15,678,062    17,885,006      49,555      31,453    587,465     625,394
Units issued and transferred
  from other funding options      10,399,383     3,172,101     697,214      29,132    117,875     134,687
Units redeemed and transferred to
  other funding options           (4,926,851)   (5,379,045)   (133,961)    (11,030)   (99,553)   (172,616)
                                  ------------- ------------- ----------- ----------- ---------- -----------
Units end of year                 21,150,594    15,678,062     612,808      49,555    605,787     587,465
                                  ============= ============= =========== =========== ========== ===========

                                                                MSF MORGAN STANLEY
                                           MSF MFS VALUE                EAFE INDEX      MSF MFS TOTAL RETURN
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                       2009         2008         2009         2008         2009         2008
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units beginning of year           2,080,451    1,601,257    1,129,559    1,079,041      977,440    1,100,140
Units issued and transferred
  from other funding options        941,946    1,297,898    1,389,614      333,667      268,850      196,686
Units redeemed and transferred to
  other funding options            (358,036)    (818,704)    (289,066)    (283,149)    (240,152)    (319,386)
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units end of year                 2,664,361    2,080,451    2,230,107    1,129,559    1,006,138      977,440
                                  ============ ============ ============ ============ ============ ============

                                                                          MSF BLACKROCK   MSF T. ROWE PRICE
                                       MSF JENNISON GROWTH                 MONEY MARKET    SMALL CAP GROWTH
                                               SUB-ACCOUNT                  SUB-ACCOUNT         SUB-ACCOUNT
                                  --------------------------- ------------------------- ----------------------
                                        2009          2008          2009           2008     2009       2008
                                  ------------- ------------- ---------- -------------- ----------- ----------
Units beginning of year           14,090,231    14,275,390    55,686,362     22,951,175  332,266     77,656
Units issued and transferred
  from other funding options       6,315,272     3,792,431    54,275,644     69,343,245  279,905    311,868
Units redeemed and transferred to
  other funding options           (3,030,057)   (3,977,590)   (55,750,997) (36,608,058) (131,149)   (57,258)
                                  ------------- ------------- ------------------------- ----------- ----------
Units end of year                 17,375,446    14,090,231    54,211,009     55,686,362  481,022    332,266
                                  ============= ============= ========== ============== =========== ==========

                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO      MSF METLIFE MODERATE
                                                ALLOCATION            MODERATE ALLOCATION                ALLOCATION
                                               SUB-ACCOUNT                    SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- ------------------------------ -------------------------
                                      2009            2008        2009               2008         2009         2008
                                  ----------- --------------- ----------- ------------------ ------------ ------------
Units beginning of year            602,771         242,633     664,967            392,909    4,259,716    3,351,654
Units issued and transferred
  from other funding options       562,989         529,339     287,835            394,182      358,294    1,411,802
Units redeemed and transferred to
  other funding options           (198,016)       (169,201)   (116,731)          (122,124)    (324,997)    (503,740)
                                  ----------- --------------- ----------- ------------------ ------------ ------------
Units end of year                  967,744         602,771     836,071            664,967    4,293,013    4,259,716
                                  =========== =============== =========== ================== ============ ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

       MSF BLACKROCK         MSF BLACKROCK     MSF BARCLAYS CAPITAL
         BOND INCOME       LARGE CAP VALUE     AGGREGATE BOND INDEX
         SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
----------------------- --------------------- ------------------------
    2009        2008       2009       2008         2009        2008
----------- ----------- ---------- ---------- ------------ -----------
 748,389     654,278    257,240    251,656      527,803     436,992
 405,171     397,850     66,523     94,130    1,661,447     318,058
(242,534)   (303,739)   (59,060)   (88,546)    (178,886)   (227,247)
----------- ----------- ---------- ---------- ------------ -----------
 911,026     748,389    264,703    257,240    2,010,364     527,803
=========== =========== ========== ========== ============ ===========

          MSF METLIFE                                         MSF MET/ARTISAN
  MID CAP STOCK INDEX     MSF DAVIS VENTURE VALUE               MID CAP VALUE
          SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------ --------------------------- ---------------------------
     2009        2008          2009          2008          2009          2008
------------ ----------- ------------- ------------- ------------- -------------
  999,722     886,564    37,459,395    39,936,774    16,302,851    18,551,932
  929,016     396,544     9,976,448     6,415,520     2,167,855     2,119,903
 (236,045)   (283,386)   (6,312,332)   (8,892,899)   (2,810,771)   (4,368,984)
------------ ----------- ------------- ------------- ------------- -------------
1,692,693     999,722    41,123,511    37,459,395    15,659,935    16,302,851
============ =========== ============= ============= ============= =============

         MSF WESTERN ASSET         MSF OPPENHEIMER    MSF METLIFE AGGRESSIVE
MANAGEMENT U.S. GOVERNMENT           GLOBAL EQUITY                ALLOCATION
               SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
----------------------------- ----------------------- -------------------------
      2009            2008        2009        2008          2009        2008
------------- --------------- ----------- ----------- ------------- -----------
 5,356,593       2,760,203     671,786     501,067       159,053     189,794
 6,094,104       5,450,468     135,384     323,769        36,343      16,800
(2,877,326)     (2,854,078)   (134,957)   (153,050)      (25,416)    (47,541)
------------- --------------- ----------- ----------- ------------- -----------
 8,573,371       5,356,593     672,213     671,786       169,980     159,053
============= =============== =========== =========== ============= ===========

MSF METLIFE MODERATE TO    MSF T. ROWE PRICE    MSF LOOMIS SAYLES
  AGGRESSIVE ALLOCATION     LARGE CAP GROWTH       SMALL CAP CORE
            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------- -------------------- --------------------
     2009          2008      2009    2008 (a)     2009    2008 (e)
------------ ------------- --------- ---------- --------- ----------
5,745,796     5,047,763    27,135         --       926         --
  505,834     1,499,244    20,301     34,583    81,411        926
 (923,510)     (801,211)   (7,822)    (7,448)   (8,893)        --
------------ ------------- --------- ---------- --------- ----------
5,328,120     5,745,796    39,614     27,135    73,444        926
============ ============= ========= ========== ========= ==========

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                            MSF VAN ECK
                                  MSF NEUBERGER BERMAN            MSF MET/DIMENSIONAL    GLOBAL NATURAL
                                         MID CAP VALUE    INTERNATIONAL SMALL COMPANY         RESOURCES
                                           SUB-ACCOUNT                    SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------------- ------------------------------ -----------------
                                    2009       2008 (e)        2009           2008 (b)          2009 (c)
                                  --------- ------------- ------------ ----------------- -----------------
Units beginning of year            1,374            --       12,651                --                --
Units issued and transferred
  from other funding options      12,821          1374    1,597,291            13,617         1,252,359
Units redeemed and transferred to
  other funding options           (2,860)           --     (384,277)             (966)          (57,264)
                                  --------- ------------- ------------ ----------------- -----------------
Units end of year                 11,335         1,374    1,225,665            12,651         1,195,095
                                  ========= ============= ============ ================= =================

                                    FEDERATED HIGH    FEDERATED MID CAP
                                       INCOME BOND    GROWTH STRATEGIES    NEUBERGER GENESIS
                                       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                  ------------------- -------------------- --------------------
                                    2009      2008      2009       2008    2009         2008
                                  --------- --------- --------- ---------- ------- ------------
Units beginning of year           10,612    18,999    19,463     20,874     809          927
Units issued and transferred
  from other funding options          --        --        --         --      --           --
Units redeemed and transferred to
  other funding options           (7,030)   (8,387)   (3,100)    (1,411)   (112)        (118)
                                  --------- --------- --------- ---------- ------- ------------
Units end of year                  3,582    10,612    16,363     19,463     697          809
                                  ========= ========= ========= ========== ======= ============

                                                                                           AMERICAN FUNDS GLOBAL
                                  T. ROWE PRICE PRIME RESERVE    JANUS ASPEN WORLDWIDE      SMALL CAPITALIZATION
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------------ ------------------------ -------------------------
                                     2009                2008     2009            2008         2009         2008
                                  ---------- ------------------- -------- --------------- ------------ ------------
Units beginning of year           120,897              96,955    1,089           1,182    1,683,911      985,561
Units issued and transferred
  from other funding options       43,074              91,506       --              --      990,083    1,028,144
Units redeemed and transferred to
  other funding options           (87,115)            (67,564)     (90)            (93)    (411,934)    (329,794)
                                  ---------- ------------------- -------- --------------- ------------ ------------
Units end of year                  76,856             120,897      999           1,089    2,262,060    1,683,911
                                  ========== =================== ======== =============== ============ ============

                                                                     FTVIPT MUTUAL          FTVIPT TEMPLETON
                                     AMERICAN FUNDS BOND         SHARES SECURITIES        FOREIGN SECURITIES
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                       2009         2008         2009         2008         2009         2008
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units beginning of year           1,887,421      413,860    3,944,854    3,006,411    2,485,260    1,778,828
Units issued and transferred
  from other funding options      2,179,228    1,810,476    1,429,387    1,713,297      659,869    1,067,946
Units redeemed and transferred to
  other funding options            (458,404)    (336,915)    (589,584)    (774,854)    (489,688)    (361,514)
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units end of year                 3,608,245    1,887,421    4,784,657    3,944,854    2,655,441    2,485,260
                                  ============ ============ ============ ============ ============ ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

      VAN KAMPEN LIT             VAN KAMPEN LIT
      CAPITAL GROWTH          GROWTH AND INCOME    FEDERATED EQUITY INCOME
         SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
----------------------- -------------------------- --------------------------
  2009          2008         2009          2008     2009              2008
--------- ------------- ------------ ------------- ----- --------------------
33,379     1,659,770    4,699,178     3,069,791    4,805             5,473
 3,258       259,232    2,920,745     2,867,651       --                --
(9,808)   (1,885,623)    (723,884)   (1,238,264)      --              (668)
--------- ------------- ------------ ------------- ----- --------------------
26,829        33,379    6,896,039     4,699,178    4,805             4,805
========= ============= ============ ============= ===== ====================

                                                               T. ROWE PRICE
 ALGER SMALL CAP GROWTH    T. ROWE PRICE GROWTH STOCK    INTERNATIONAL STOCK
            SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
-------------------------- ----------------------------- ----------------------
     2009          2008       2009               2008      2009         2008
------------ ------------- ---------- ------------------ --------- ------------
6,485,576     7,147,895    104,973            118,255    76,425       87,971
  526,993       546,355      6,341              6,545     5,193        3,988
 (855,686)   (1,208,674)   (14,255)           (19,827)   (8,821)     (15,534)
------------ ------------- ---------- ------------------ --------- ------------
6,156,883     6,485,576     97,059            104,973    72,797       76,425
============ ============= ========== ================== ========= ============

                                  AMERICAN FUNDS             AMERICAN FUNDS
 AMERICAN FUNDS GROWTH             GROWTH-INCOME              GLOBAL GROWTH
           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ------------------------- --------------------------
     2009         2008         2009         2008          2009         2008
------------ ------------ ------------ ------------ ------------- ------------
2,453,157    1,458,315    1,942,091    1,369,874     5,818,048    3,676,314
1,150,525    1,337,483      748,276      878,730     1,803,874    3,109,432
 (377,802)    (342,641)    (292,221)    (306,513)   (1,042,659)    (967,698)
------------ ------------ ------------ ------------ ------------- ------------
3,225,880    2,453,157    2,398,146    1,942,091     6,579,263    5,818,048
============ ============ ============ ============ ============= ============

      FTVIPT TEMPLETON           FTVIPT FRANKLIN    FTVIPT TEMPLETON GLOBAL
     GROWTH SECURITIES         INCOME SECURITIES            BOND SECURITIES
           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ------------------------- --------------------------
     2009         2008         2009         2008         2009          2008
------------ ------------ ------------ ------------ ------------ -------------
2,828,128    2,063,301    2,613,572    1,974,360    1,462,599       318,925
1,150,853    1,319,654      995,159    1,230,630    1,894,407     1,517,248
 (562,581)    (554,827)    (450,735)    (591,418)    (503,925)     (373,574)
------------ ------------ ------------ ------------ ------------ -------------
3,416,400    2,828,128    3,157,996    2,613,572    2,853,081     1,462,599
============ ============ ============ ============ ============ =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  FTVIPT FRANKLIN SMALL CAP
                                           VALUE SECURITIES       UIF EQUITY AND INCOME      UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  ---------------------------- --------------------------- -------------------------
                                       2009            2008          2009          2008         2009         2008
                                  ------------ --------------- ------------- ------------- ------------ ------------
Units beginning of year             856,253         251,664    13,625,412    10,934,412    2,248,952    2,043,530
Units issued and transferred
  from other funding options      1,334,846         763,928     6,649,121     6,407,051      734,874      685,573
Units redeemed and transferred to
  other funding options            (403,985)       (159,339)   (2,527,152)   (3,716,051)    (441,732)    (480,151)
                                  ------------ --------------- ------------- ------------- ------------ ------------
Units end of year                 1,787,114         856,253    17,747,381    13,625,412    2,542,094    2,248,952
                                  ============ =============== ============= ============= ============ ============

                                         PIONEER VCT
                                    EMERGING MARKETS    PIONEER VCT EQUITY INCOME     PIONEER VCT FUND
                                         SUB-ACCOUNT                  SUB-ACCOUNT          SUB-ACCOUNT
                                  --------------------- ---------------------------- --------------------
                                     2009    2008 (e)     2009            2008 (e)     2009    2008 (e)
                                  ---------- ---------- --------- ------------------ --------- ----------
Units beginning of year             4,387         --     2,134                 --     5,631         --
Units issued and transferred
  from other funding options       69,030      4,387    23,500              2,134    23,854      9,698
Units redeemed and transferred to
  other funding options           (13,382)        --    (4,801)                --    (2,771)    (4,067)
                                  ---------- ---------- --------- ------------------ --------- ----------
Units end of year                  60,035      4,387    20,833              2,134    26,714      5,631
                                  ========== ========== ========= ================== ========= ==========

                                                                      PIONEER VCT           LMPVET CLEARBRIDGE
                                  PIONEER VCT MID CAP VALUE    REAL ESTATE SHARES    VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT           SUB-ACCOUNT                  SUB-ACCOUNT
                                  ---------------------------- --------------------- ----------------------------
                                       2009            2008      2009     2008 (e)        2009            2008
                                  ------------ --------------- --------- ----------- ------------ ---------------
Units beginning of year           1,105,223         813,072     3,001          --    1,214,861         754,675
Units issued and transferred
  from other funding options        385,549         500,729    21,091       3,001      952,710         675,667
Units redeemed and transferred to
  other funding options            (181,243)       (208,578)   (8,058)         --     (409,857)       (215,481)
                                  ------------ --------------- --------- ----------- ------------ ---------------
Units end of year                 1,309,529       1,105,223    16,034       3,001    1,757,714       1,214,861
                                  ============ =============== ========= =========== ============ ===============

                                          LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL
                                  VARIABLE AGGRESSIVE GROWTH    VARIABLE LARGE CAP GROWTH    VARIABLE SOCIAL AWARENESS
                                                 SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
                                  ----------------------------- ---------------------------- ----------------------------
                                        2009            2008        2009             2008      2009               2008
                                  ------------- --------------- ----------- ---------------- --------- ------------------
Units beginning of year           10,751,677       9,406,900     629,993          699,543    25,775             19,022
Units issued and transferred
  from other funding options       2,542,293       3,226,439      48,243           75,158     1,814             13,327
Units redeemed and transferred to
  other funding options           (1,790,143)     (1,881,662)   (120,819)        (144,708)   (8,177)            (6,574)
                                  ------------- --------------- ----------- ---------------- --------- ------------------
Units end of year                 11,503,827      10,751,677     557,417          629,993    19,412             25,775
                                  ============= =============== =========== ================ ========= ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

UIF U.S. MID CAP VALUE      PIONEER VCT BOND    PIONEER VCT CULLEN VALUE
           SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------- ---------------------------
     2009         2008       2009    2008 (e)      2009          2008 (e)
------------ ------------ ---------- ---------- ---------- ----------------
1,130,852      257,428      8,267         --     21,316               --
  948,950    1,012,160    197,855     10,661    244,085           44,554
 (316,283)    (138,736)   (12,651)    (2,394)   (41,989)         (23,238)
------------ ------------ ---------- ---------- ---------- ----------------
1,763,519    1,130,852    193,471      8,267    223,412           21,316
============ ============ ========== ========== ========== ================

                          PIONEER VCT IBBOTSON    PIONEER VCT IBBOTSON
PIONEER VCT HIGH YIELD       GROWTH ALLOCATION     MODERATE ALLOCATION
           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ----------------------- -----------------------
   2009        2008 (e)        2009    2008 (e)        2009    2008 (e)
---------- -------------- ------------ ---------- ------------ ----------
  1,528             --      346,884         --      109,195         --
129,757          1,528    1,021,218    348,488    1,811,953    112,637
(19,012)            --     (110,828)    (1,604)    (103,117)    (3,442)
---------- -------------- ------------ ---------- ------------ ----------
112,273          1,528    1,257,274    346,884    1,818,031    109,195
========== ============== ============ ========== ============ ==========

 LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE        LMPVET CLEARBRIDGE
 VARIABLE INVESTORS    VARIABLE FUNDAMENTAL VALUE     VARIABLE APPRECIATION
        SUB-ACCOUNT                   SUB-ACCOUNT               SUB-ACCOUNT
---------------------- ----------------------------- -------------------------
   2009        2008         2009             2008         2009         2008
---------- ----------- ------------ ---------------- ------------ ------------
188,889     279,645    2,724,852        2,440,021    3,070,482    2,591,844
 34,053      39,636      679,485          824,597    1,673,500    1,087,082
(26,250)   (130,392)    (415,258)        (539,766)    (609,144)    (608,444)
---------- ----------- ------------ ---------------- ------------ ------------
196,692     188,889    2,989,079        2,724,852    4,134,838    3,070,482
========== =========== ============ ================ ============ ============

            LMPVET CLEARBRIDGE     LMPVET CLEARBRIDGE       LMPVET BATTERYMARCH
VARIABLE EQUITY INCOME BUILDER       VARIABLE CAPITAL    VARIABLE GLOBAL EQUITY
                   SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------- ---------------------- -------------------------
     2009                 2008       2009        2008       2009           2008
------------ -------------------- ---------- ----------- ---------- --------------
5,136,303            4,737,273    459,735     542,230    305,136        417,802
1,895,270            1,517,173     31,219      36,559     29,449         24,538
 (886,615)          (1,118,143)   (68,478)   (119,054)   (50,850)      (137,204)
------------ -------------------- ---------- ----------- ---------- --------------
6,144,958            5,136,303    422,476     459,735    283,735        305,136
============ ==================== ========== =========== ========== ==============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          LMPVET CLEARBRIDGE        LMPVET LIFESTYLE      LMPVET LIFESTYLE
                                  VARIABLE DIVIDEND STRATEGY          ALLOCATION 50%        ALLOCATION 70%
                                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------------- ----------------------- ---------------------
                                      2009              2008        2009        2008       2009       2008
                                  ----------- ----------------- ----------- ----------- ---------- ----------
Units beginning of year            798,585           834,706     567,873     590,437    280,357    250,067
Units issued and transferred
  from other funding options        75,267           213,173      59,617     143,953     41,714     75,459
Units redeemed and transferred to
  other funding options           (164,275)         (249,294)   (140,039)   (166,517)   (50,523)   (45,169)
                                  ----------- ----------------- ----------- ----------- ---------- ----------
Units end of year                  709,577           798,585     487,451     567,873    271,548    280,357
                                  =========== ================= =========== =========== ========== ==========

                                      LMPVIT WESTERN ASSET
                                     VARIABLE MONEY MARKET
                                               SUB-ACCOUNT
                                  ---------------------------
                                        2009          2008
                                  ------------- -------------
Units beginning of year            8,430,488     3,326,218
Units issued and transferred
  from other funding options       7,096,465    12,920,053
Units redeemed and transferred to
  other funding options           (8,621,130)   (7,815,783)
                                  ------------- -------------
Units end of year                  6,905,823     8,430,488
                                  ============= =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

                                          LMPVIT                    LMPVIT
      LMPVET LIFESTYLE    WESTERN ASSET VARIABLE    WESTERN ASSET VARIABLE
        ALLOCATION 85%    ADJUSTABLE RATE INCOME    GLOBAL HIGH YIELD BOND
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- -------------------------
     2009         2008       2009           2008         2009         2008
------------ ------------ ---------- -------------- ------------ ------------
2,668,230    1,057,927    225,349        310,564    2,664,258    2,527,054
1,411,759    1,873,046     43,862         39,305      848,751      866,029
 (323,503)    (262,743)   (37,773)      (124,520)    (667,159)    (728,825)
------------ ------------ ---------- -------------- ------------ ------------
3,756,486    2,668,230    231,438        225,349    2,845,850    2,664,258
============ ============ ========== ============== ============ ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for each of the periods presented in the five years ended December 31, 2009:

                                                        AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------------------------- --------------------------------------------------
                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Lord Abbett Growth and 2009 14,942,501     22.55 - 74.47 502,483,411          2.30      0.89 - 2.35    15.64 - 17.62
  Income Sub-Account        2008 15,718,013     19.27 - 63.32 447,266,597          1.65      0.89 - 2.35 (37.82) - (36.76)
                            2007 18,116,672    30.63 - 100.12 822,332,309          0.94      0.89 - 2.35      1.30 - 7.97
                            2006 20,191,907     29.87 - 97.12 898,436,542          1.63      0.89 - 2.35    15.06 - 16.98
                            2005 21,638,608     47.57 - 83.02 824,030,188          0.89      0.89 - 2.35      1.00 - 2.76
MIST Lord Abbett Bond       2009 11,953,991      7.27 - 23.06 245,913,998          7.17      0.89 - 2.35    33.60 - 35.91
  Debenture Sub-Account     2008 11,669,031      5.38 - 16.97 178,177,257          4.35      0.89 - 2.35 (20.50) - (19.12)
                            2007 15,162,946      6.68 - 20.98 288,948,614          5.32      0.89 - 2.35      4.06 - 5.90
                            2006 16,856,041      6.34 - 19.81 306,513,652          6.67      0.89 - 2.35      6.62 - 8.39
                            2005 17,901,873     16.76 - 18.28 303,014,566          3.81      0.89 - 2.35    (0.86) - 0.91
MIST Van Kampen Mid Cap     2009  5,166,934      9.84 - 11.09  54,290,087            --      0.95 - 2.30    53.69 - 55.79
  Growth Sub-Account        2008  4,031,107       6.40 - 7.12  27,227,267          1.21      0.95 - 2.30 (47.97) - (47.26)
  (Commenced 11/7/2005)     2007  1,845,571     12.30 - 13.50  23,676,085            --      0.95 - 2.30    20.66 - 22.31
                            2006    612,842     10.20 - 10.75   6,430,532            --      1.40 - 2.30      5.91 - 6.87
                            2005     30,352      9.63 - 10.06     299,552            --      1.40 - 2.30      4.40 - 4.55
MIST Lord Abbett Mid Cap    2009  3,034,782     18.41 - 20.96  60,902,685          1.74      1.30 - 2.35    23.59 - 24.90
  Value Sub-Account         2008  1,489,703     14.89 - 16.78  23,899,560          0.41      1.30 - 2.35 (40.20) - (39.57)
  (Commenced 11/7/2005)     2007    609,565     25.04 - 27.45  16,075,069          0.60      1.55 - 2.30   (1.70) - (0.96)
                            2006    363,014     25.47 - 27.96   9,728,623          0.36      1.40 - 2.30     9.63 - 10.62
                            2005     14,110     23.23 - 25.27     343,901          0.35      1.40 - 2.30      4.15 - 4.31
MIST Lazard Mid Cap         2009  8,013,598     11.95 - 13.08 100,906,992          1.16      1.20 - 2.35    33.58 - 35.13
  Sub-Account               2008  7,502,381       8.94 - 9.61  70,201,744          0.96      1.30 - 2.35 (39.74) - (39.10)
                            2007  7,858,992     14.83 - 15.78 121,255,292          0.34      1.30 - 2.35   (4.98) - (3.97)
                            2006  7,830,725     15.64 - 16.43 126,365,450          0.31      1.30 - 2.35    12.02 - 13.20
                            2005  8,655,654     14.10 - 14.52 123,820,991          0.06      1.30 - 2.35      5.56 - 6.67
MIST Met/AIM Small Cap      2009 11,180,366     11.92 - 13.55 140,473,926            --      0.89 - 2.35    30.70 - 33.03
  Growth Sub-Account        2008 10,535,898      9.11 - 10.19 100,447,225            --      0.89 - 2.35 (40.16) - (39.15)
                            2007 11,452,863     15.20 - 16.74 181,044,517            --      0.89 - 2.35     8.48 - 10.41
                            2006 12,354,489     14.00 - 15.16 178,634,572            --      0.89 - 2.35    11.54 - 12.90
                            2005 13,246,176     12.68 - 13.43 170,469,329            --      0.89 - 2.35      5.76 - 7.63
MIST Harris Oakmark         2009 18,176,767     15.11 - 17.52 309,481,262          7.66      1.30 - 2.35    43.46 - 53.06
  International Sub-Account 2008 16,938,263     10.69 - 11.45 189,181,455          1.67      1.30 - 2.35 (42.26) - (41.65)
                            2007 20,013,713     18.49 - 19.62 384,273,575          0.80      1.30 - 2.35   (3.43) - (2.40)
                            2006 20,892,628     19.13 - 20.10 412,470,437          2.44      1.30 - 2.35    25.86 - 27.19
                            2005 18,995,708     15.34 - 15.81 295,833,789            --      1.30 - 2.35    11.59 - 12.77
MIST Third Avenue Small Cap 2009 17,777,766     14.06 - 15.88 262,479,306          1.15      0.89 - 2.35    23.51 - 25.70
  Value Sub-Account         2008 16,437,324     11.38 - 12.63 194,917,296          0.76      0.89 - 2.35 (31.46) - (30.31)
                            2007 18,432,805     16.58 - 18.13 316,501,402          1.00      0.89 - 2.35   (5.29) - (3.66)
                            2006 20,363,980     17.49 - 18.82 360,767,904          0.45      0.89 - 2.35    10.51 - 12.38
                            2005 20,097,482     15.90 - 16.74 324,830,876            --      0.89 - 2.35    12.80 - 14.79

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- --------------------------------------------------
                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ------------------------ ------------- ------------- ---------------- -------------------
MIST Oppenheimer Capital        2009 26,093,951   7.26 - 9.84   201,465,075            --      0.95 - 2.35    40.37 - 42.38
  Appreciation Sub-Account      2008 29,172,000   5.16 - 6.91   159,163,585          3.52      0.95 - 2.35 (47.20) - (46.42)
                                2007 34,634,000  9.77 - 12.90   354,882,609          0.01      0.95 - 2.35    11.62 - 13.20
                                2006 39,279,261  8.75 - 11.41   357,893,449          0.10      1.15 - 2.35      5.12 - 6.58
                                2005 43,028,313  8.41 - 72.34   370,348,053            --      1.15 - 2.35      2.29 - 3.92
MIST Legg Mason Partners        2009 12,110,468   5.76 - 6.24    73,409,292            --      1.30 - 2.35    29.87 - 31.23
  Aggressive Growth             2008 12,239,079   4.43 - 4.76    56,694,512            --      1.30 - 2.35 (40.47) - (39.84)
  Sub-Account                   2007 13,488,538   7.44 - 7.91   104,186,821            --      1.30 - 2.35    (0.12) - 0.94
                                2006 15,227,592   7.44 - 7.84   116,887,678            --      1.30 - 2.35   (4.01) - (3.00)
                                2005 16,090,265   7.84 - 8.08   127,810,334            --      1.30 - 2.35    10.95 - 12.11
MIST PIMCO Total Return         2009 71,654,403 10.54 - 16.44 1,055,450,302          6.39      0.89 - 2.35    15.29 - 17.35
  Sub-Account                   2008 43,564,435  9.03 - 14.01   542,563,802          3.71      0.89 - 2.35   (1.93) - (0.26)
                                2007 37,539,072  9.10 - 14.05   469,985,360          3.32      0.89 - 2.35      5.05 - 6.89
                                2006 37,317,040  8.56 - 13.14   440,826,722          2.58      0.89 - 2.35      2.10 - 3.88
                                2005 36,618,285 11.89 - 12.65   418,753,068          0.01      0.89 - 2.35    (0.12) - 1.56
MIST RCM Technology             2009 13,832,826   5.12 - 5.86    74,614,703            --      0.89 - 2.35    55.30 - 57.75
  Sub-Account                   2008 10,849,282   3.29 - 3.72    37,389,860         13.67      0.89 - 2.35 (45.75) - (44.75)
                                2007 12,386,524   6.06 - 6.72    78,045,995            --      0.89 - 2.35    28.45 - 30.50
                                2006 10,314,725   4.71 - 5.15    50,206,487            --      0.89 - 2.35      2.91 - 4.55
                                2005 10,443,953   4.63 - 4.93    49,054,494            --      0.89 - 2.35     8.44 - 10.37
MIST PIMCO Inflation            2009 37,506,865 12.17 - 13.14   478,661,744          3.18      1.20 - 2.35    15.31 - 16.64
  Protected Bond Sub-Account    2008 23,243,826 10.55 - 11.26   254,891,679          3.71      1.20 - 2.35   (9.22) - (8.17)
                                2007 21,340,808 11.60 - 12.19   255,623,164          2.14      1.30 - 2.35      8.21 - 9.36
                                2006 22,804,934 10.72 - 11.14   250,682,193          3.75      1.30 - 2.35   (1.94) - (0.91)
                                2005 24,805,097 10.93 - 11.25   276,160,752            --      1.30 - 2.35    (0.96) - 0.08
MIST T. Rowe Price Mid Cap      2009 31,597,201   7.75 - 8.40   258,174,943            --      1.30 - 2.35    42.11 - 43.59
  Growth Sub-Account            2008 24,389,138   5.45 - 5.85   139,067,651            --      1.30 - 2.35 (41.15) - (40.53)
                                2007 25,165,985   9.25 - 9.83   242,043,730            --      1.30 - 2.35    14.89 - 16.11
                                2006 26,478,451   8.04 - 8.47   220,015,833            --      1.30 - 2.35      3.70 - 4.80
                                2005 27,249,715   7.84 - 8.08   216,790,477            --      1.30 - 2.35    11.97 - 13.15
MIST MFS Research International 2009 21,694,779 12.19 - 13.75   281,155,296          3.12      0.95 - 2.35    28.50 - 30.32
  Sub-Account                   2008 20,463,384  9.48 - 10.55   204,675,511          1.89      0.95 - 2.35 (43.71) - (42.91)
                                2007 19,606,367 16.84 - 18.48   345,568,972          1.22      0.95 - 2.35    10.65 - 12.21
                                2006 18,205,030 15.21 - 17.35   287,904,765          1.63      0.89 - 2.35    23.63 - 25.79
                                2005 16,139,182 12.53 - 13.79   204,989,567          0.35      0.89 - 2.35    13.73 - 15.91
MIST Clarion Global Real Estate 2009  7,999,282 11.80 - 12.53    98,120,895          3.11      1.30 - 2.35    31.61 - 33.00
  Sub-Account                   2008  6,912,531   8.97 - 9.42    63,965,106          1.66      1.30 - 2.35 (43.03) - (42.43)
                                2007  6,238,930 15.74 - 16.36   100,668,094          0.98      1.30 - 2.35 (16.99) - (16.11)
                                2006  7,072,940 18.97 - 19.50   136,595,815          0.95      1.30 - 2.35    34.40 - 35.81
                                2005  5,060,098 14.11 - 14.36    72,233,498            --      1.30 - 2.35    10.66 - 11.83
MIST Turner Mid Cap Growth      2009  4,875,425 10.96 - 11.63    55,630,594            --      1.30 - 2.35    43.76 - 45.27
  Sub-Account                   2008  4,470,347   7.62 - 8.01    35,217,413            --      1.30 - 2.35 (49.50) - (48.97)
                                2007  4,472,333 15.09 - 15.69    69,239,590            --      1.30 - 2.35    21.25 - 22.54
                                2006  3,921,915 12.45 - 12.80    49,712,120            --      1.30 - 2.35      3.61 - 4.71
                                2005  3,230,076 12.01 - 12.23    39,253,598            --      1.30 - 2.35      8.78 - 9.92

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ------------------------- ------------- ------------- ---------------- -------------------
MIST Goldman Sachs Mid Cap       2009   6,218,018 12.01 - 12.74    77,628,353          1.25      1.30 - 2.35    29.24 - 30.59
  Value Sub-Account              2008   7,184,822   9.29 - 9.76    68,935,462          0.79      1.30 - 2.35 (37.57) - (36.90)
                                 2007   9,178,387 14.88 - 15.47   140,073,719          0.49      1.30 - 2.35      0.69 - 1.76
                                 2006   9,011,063 14.78 - 15.20   135,606,841            --      1.30 - 2.35    13.01 - 14.20
                                 2005   7,266,539 13.08 - 13.31    96,096,991          0.76      1.30 - 2.35     9.93 - 11.09
MIST MetLife Defensive Strategy  2009 134,240,318 10.52 - 11.28 1,466,386,791          2.86      1.00 - 2.35    14.50 - 21.50
  Sub-Account                    2008  98,361,064   8.77 - 9.21   887,719,339          1.41      1.15 - 2.35 (22.50) - (21.56)
                                 2007  51,959,475 11.31 - 11.75   600,410,325          1.89      1.15 - 2.35      3.45 - 4.70
                                 2006  35,961,422 10.93 - 11.18   399,117,450          0.01      1.30 - 2.35      6.11 - 7.23
                                 2005  26,019,030  10.3 - 10.43   270,290,202          1.17      1.30 - 2.35      2.06 - 3.13
MIST MetLife Moderate Strategy   2009 201,975,022 10.44 - 11.11 2,188,428,006          3.18      1.15 - 2.35    23.16 - 24.65
  Sub-Account                    2008 157,147,909   8.48 - 8.91 1,371,420,955          1.75      1.15 - 2.35 (28.14) - (27.26)
                                 2007 132,930,004 11.79 - 12.25 1,602,068,224          1.93      1.15 - 2.35      3.73 - 4.99
                                 2006 106,444,385 11.37 - 11.63 1,227,960,101          0.01      1.30 - 2.35      7.68 - 8.81
                                 2005  81,402,093 10.56 - 10.69   866,351,374          1.28      1.30 - 2.35      3.36 - 4.45
MIST MetLife Balanced Strategy   2009 458,932,798 10.14 - 10.79 4,832,135,577            --      1.15 - 2.35    25.35 - 26.87
  Sub-Account                    2008 406,068,266   8.09 - 8.50 3,383,789,930          4.75      1.15 - 2.35 (33.52) - (32.72)
                                 2007 407,763,369 12.17 - 12.64 5,073,218,651          1.64      1.15 - 2.35      2.43 - 3.68
                                 2006 324,915,762 11.88 - 12.15 3,917,704,428          0.01      1.30 - 2.35     9.38 - 10.54
                                 2005 244,234,395 10.86 - 10.99 2,673,665,820          1.27      1.30 - 2.35      4.64 - 5.74
MIST MetLife Growth Strategy     2009 490,302,032  9.88 - 10.51 5,026,063,304            --      1.15 - 2.35    27.08 - 28.61
  Sub-Account                    2008 494,438,103   7.77 - 8.17 3,958,612,323          3.49      1.15 - 2.35 (39.32) - (38.58)
                                 2007 481,475,567 12.81 - 13.30 6,304,660,461          1.10      1.15 - 2.35      2.26 - 3.50
                                 2006 325,383,030 12.53 - 12.81 4,136,759,495          0.01      1.30 - 2.35    10.96 - 12.13
                                 2005 203,679,869 11.29 - 11.43 2,317,496,022          1.16      1.30 - 2.35      6.60 - 7.72
MIST MetLife Aggressive Strategy 2009  41,343,573  9.62 - 10.23   412,402,731            --      1.15 - 2.35    29.56 - 31.13
  Sub-Account                    2008  39,565,727   7.42 - 7.80   302,274,534          3.60      1.15 - 2.35 (42.19) - (41.49)
                                 2007  46,258,233 12.84 - 13.34   607,023,915          1.29      1.15 - 2.35      0.48 - 1.70
                                 2006  49,085,211 12.78 - 13.07   636,476,170          0.01      1.30 - 2.35    11.02 - 12.18
                                 2005  42,330,798 11.51 - 11.65   491,059,239          0.93      1.30 - 2.35      7.82 - 8.96
MIST Van Kampen Comstock         2009  16,791,760  8.70 - 12.82   161,042,507          1.11      0.95 - 2.35    23.63 - 30.57
  Sub-Account                    2008   5,638,201   7.03 - 7.31    40,651,730          1.74      1.30 - 2.35 (37.41) - (36.74)
  (Commenced 5/2/2005)           2007   5,330,717 11.24 - 11.56    60,993,695          1.34      1.30 - 2.35   (4.77) - (3.76)
                                 2006   4,218,383 11.80 - 12.01    50,349,650            --      1.30 - 2.35    13.36 - 14.56
                                 2005   1,605,458 10.41 - 10.48    16,786,051          1.82      1.30 - 2.35      4.11 - 4.84
MIST Legg Mason Value Equity     2009  12,311,635   6.06 - 6.43    77,277,821          1.49      0.95 - 2.35    34.76 - 36.65
  Sub-Account                    2008   9,617,947   4.51 - 4.70    44,429,063          0.02      0.95 - 2.35 (55.68) - (55.05)
  (Commenced 11/7/2005)          2007   5,608,172 10.15 - 10.46    57,822,803            --      0.95 - 2.35   (8.10) - (6.80)
                                 2006   3,602,950 11.05 - 11.18    40,088,253            --      1.30 - 2.35      4.11 - 5.21
                                 2005     125,789 10.61 - 10.63     1,335,710            --      1.30 - 2.35      6.10 - 6.28
MIST MFS Emerging Markets        2009  18,534,256  9.96 - 12.02   189,762,080          1.45      0.95 - 2.35    65.01 - 67.34
  Equity Sub-Account             2008   9,820,617   6.03 - 7.28    60,422,758          1.29      0.95 - 2.35 (56.57) - (52.63)
  (Commenced 5/1/2006)           2007   4,415,597 13.89 - 14.22    62,075,247          0.04      0.95 - 2.35    33.43 - 35.32
                                 2006     901,069 10.41 - 10.49     9,424,659          1.65      1.30 - 2.35      4.12 - 4.86

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------------
                                                 UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS     HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   --------------------------- ------------- ------------- ---------------- -------------------
MIST Loomis Sayles Global     2009   7,198,911   10.47 - 10.88    77,383,467          1.95      1.30 - 2.35    37.54 - 39.00
  Markets Sub-Account         2008   5,848,580     7.61 - 7.83    45,350,255          4.63      1.30 - 2.35 (40.68) - (40.05)
  (Commenced 5/1/2006)        2007   4,274,323   12.83 - 13.06    55,474,222            --      1.30 - 2.35    24.87 - 26.19
                              2006     754,781   10.27 - 10.35     7,786,909          1.55      1.30 - 2.35      2.74 - 3.46
MIST Janus Forty Sub-Account  2009     192,470  99.16 - 121.06    21,865,637            --      1.55 - 2.30    39.96 - 41.01
  (Commenced 5/1/2006)        2008     143,074   70.85 - 85.85    11,490,581          4.86      1.55 - 2.30 (43.18) - (42.75)
                              2007      62,044 124.70 - 149.97     8,715,091          0.08      1.55 - 2.30    27.48 - 28.45
                              2006      12,842  97.82 - 120.96     1,410,409            --      1.40 - 2.30      0.74 - 1.65
MIST Dreman Small Cap Value   2009   1,579,618   12.10 - 12.62    19,575,088          0.88      1.20 - 2.30    26.15 - 27.24
  Sub-Account                 2008   1,254,915     9.59 - 9.92    12,261,677          0.72      1.20 - 2.30 (26.93) - (21.55)
  (Commenced 5/1/2006)        2007     865,483   13.13 - 13.40    11,511,054            --      1.55 - 2.30   (3.24) - (2.50)
                              2006     386,322   13.57 - 13.78     5,287,629          0.53      1.40 - 2.30    21.42 - 22.51
MIST Pioneer Fund Sub-Account 2009   3,239,380   14.30 - 17.72    53,308,711          1.52      0.95 - 2.30    21.07 - 27.31
  (Commenced 5/1/2006)        2008   1,227,336   11.81 - 14.44    16,447,869          0.83      0.95 - 2.30 (34.37) - (33.47)
                              2007     441,310   17.99 - 21.26     8,679,759          0.78      1.10 - 2.30      2.60 - 3.85
                              2006     202,477   17.53 - 19.69     3,839,197            --      1.40 - 2.30    13.30 - 14.32
MIST Pioneer Strategic Income 2009  10,957,582   11.11 - 24.54   251,000,578          4.72      0.95 - 2.15    23.08 - 31.83
  Sub-Account                 2008   7,373,489   16.54 - 18.61   129,051,542          6.27      0.95 - 1.90 (12.43) - (11.59)
  (Commenced 5/1/2006)        2007   4,979,963   18.89 - 21.05    98,174,413          0.56      0.95 - 1.90      4.63 - 5.63
                              2006   2,004,763   17.28 - 19.22    37,439,194          8.40      1.40 - 2.25      3.95 - 4.83
MIST BlackRock Large Cap Core 2009     613,169     7.82 - 8.54     5,078,728          1.34      1.55 - 2.30    16.49 - 17.35
  Sub-Account                 2008     508,491     6.71 - 7.28     3,599,088          0.57      1.55 - 2.30 (38.73) - (38.27)
  (Commenced 5/1/2006)        2007     390,444   10.96 - 11.80     4,467,216          0.64      1.55 - 2.30      0.28 - 4.87
                              2006     176,805   10.53 - 11.40     1,947,743            --      1.40 - 2.30    11.66 - 12.66
MIST BlackRock High Yield     2009   5,656,394   16.02 - 18.43   100,278,538          3.54      1.30 - 2.35    43.24 - 44.75
  Sub-Account                 2008   1,114,960   11.47 - 12.73    13,709,683          5.00      1.30 - 2.30 (25.93) - (25.14)
  (Commenced 5/1/2006)        2007     450,432   15.68 - 16.78     7,452,180          8.47      1.70 - 2.30      0.35 - 0.96
                              2006     198,218   15.62 - 16.62     3,246,398            --      1.70 - 2.30      7.32 - 7.97
MIST Rainier Large Cap Equity 2009   4,962,869     6.82 - 6.98    34,404,016          0.82      1.30 - 2.35    20.41 - 21.65
  Sub-Account                 2008   4,139,663     5.67 - 5.74    23,654,112            --      1.30 - 2.35 (43.16) - (42.56)
  (Commenced 11/12/2007)      2007     640,297     9.97 - 9.99     6,390,092          0.09      1.30 - 2.20      1.90 - 2.03
MIST American Funds Balanced  2009 147,529,141     8.80 - 9.00 1,315,175,709            --      1.00 - 2.35    20.40 - 27.85
  Allocation Sub-Account      2008  47,541,825     6.97 - 7.02   332,865,017          6.67      1.15 - 2.35 (30.39) - (29.82)
  (Commenced 4/28/2008)
MIST American Funds Bond      2009  14,305,838     9.74 - 9.92   141,146,685            --      1.30 - 2.35     9.52 - 10.67
  Sub-Account                 2008   3,151,521     8.89 - 8.96    28,171,025          9.47      1.30 - 2.35 (11.39) - (10.76)
  (Commenced 4/28/2008)
MIST American Funds Growth    2009  30,278,080     7.76 - 7.90   238,097,827            --      1.30 - 2.35    35.67 - 37.09
  Sub-Account                 2008   9,556,758     5.72 - 5.76    54,966,248          7.34      1.30 - 2.35 (42.71) - (42.30)
  (Commenced 4/28/2008)
MIST American Funds Growth    2009 139,002,030     8.27 - 8.44 1,164,848,803            --      1.15 - 2.35    30.93 - 32.51
  Allocation Sub-Account      2008  74,827,606     6.32 - 6.37   475,226,821          6.95      1.15 - 2.35 (36.80) - (36.28)
  (Commenced 4/28/2008)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------------------------- ----------- ------------- ---------------- -------------------
MIST American Funds International 2009 19,914,429       8.38 - 8.53 168,980,812            --      1.30 - 2.35    39.25 - 40.72
  Sub-Account                     2008  7,576,246       6.02 - 6.06  45,810,468         11.18      1.30 - 2.20 (40.31) - (39.94)
  (Commenced 4/28/2008)
MIST American Funds Moderate      2009 89,994,728       9.20 - 9.42 839,089,528            --      1.00 - 2.35    15.69 - 21.98
  Allocation Sub-Account          2008 29,162,701       7.64 - 7.70 223,820,453          6.96      1.15 - 2.35 (23.78) - (23.16)
  (Commenced 4/28/2008)
MIST Met/Franklin Mutual Shares   2009  7,713,701       8.01 - 8.14  62,452,238            --      1.30 - 2.30    22.05 - 23.27
  Sub-Account                     2008  1,978,335       6.56 - 6.60  13,038,845          5.28      1.30 - 2.20 (34.35) - (33.94)
  (Commenced 4/28/2008)
MIST Met/Franklin Templeton       2009 49,352,169       8.80 - 8.95 438,687,403            --      1.15 - 2.20    25.75 - 27.08
  Founding Strategy Sub-Account   2008 27,525,771       6.99 - 7.05 193,348,119          3.15      1.15 - 2.20 (30.03) - (29.53)
  (Commenced 4/28/2008)
MIST SSgA Growth ETF              2009 16,443,398     9.670 - 10.11 163,291,494          0.93      1.15 - 2.20    26.29 - 28.66
  Sub-Account                     2008    190,893       7.69 - 7.88   1,489,531            --      1.30 - 2.05      0.88 - 0.99
  (Commenced 11/10/2008)
MIST SSgA Growth and Income       2009 29,942,630     10.20 - 10.67 314,125,011          0.78      1.15 - 2.20    22.17 - 23.97
  ETF Sub-Account                 2008    312,145       8.39 - 8.60   2,651,130            --      1.30 - 2.05      1.88 - 1.99
  (Commenced 11/10/2008)
MIST Met/Templeton International  2009    775,327     10.84 - 10.90   8,438,524            --      1.30 - 2.20      8.40 - 9.00
  Bond Sub-Account
  (Commenced 5/4/2009)
AIM V.I. Core Equity Sub-Account  2009     99,143              4.11     407,845          1.76             1.40            26.51
  (Commenced 5/1/2006)            2008    120,534              3.25     391,928          1.79             1.40           (31.12)
                                  2007    181,999              4.72     859,118          0.99             1.40             6.61
                                  2006    265,665              4.43   1,176,358          0.53             1.40            13.65
AIM V.I. Capital Appreciation     2009     41,631              3.78     157,420          0.62             1.40            19.39
  Sub-Account                     2008     50,723              3.17     160,644            --             1.40           (43.30)
                                  2007     77,611              5.59     433,487            --             1.40            10.45
                                  2006    125,055              5.06     632,398          0.05             1.40             4.83
                                  2005    146,864              4.82     708,491          0.06             1.40             7.33
AIM V.I. International Growth     2009  2,818,925      6.70 - 24.98  65,315,391          1.74      0.95 - 1.75    32.57 - 33.63
  Sub-Account                     2008  1,618,515      5.02 - 18.70  27,961,110          0.80      0.95 - 1.75 (41.56) - (41.09)
                                  2007    445,944      8.54 - 31.74  11,954,057          1.05      0.95 - 1.75     0.37 - 13.15
                                  2006    119,102              7.56     899,842          0.95             1.40            26.46
                                  2005    140,508              5.97     839,474          0.66             1.40            16.29
AIM V.I. Basic Balanced           2009     60,967              4.30     262,318          4.77             1.40            31.99
  Sub-Account                     2008     88,650              3.26     288,999          3.82             1.40           (39.18)
                                  2007    125,704              5.36     673,813          2.71             1.40             0.77
                                  2006    183,755              5.32     977,412          1.83             1.40             9.02
                                  2005    210,112              4.88   1,025,135          1.37             1.40             3.83
AIM V.I. Global Real Estate       2009    704,385       6.71 - 6.88   4,786,308            --      0.95 - 1.75    28.83 - 29.86
  Sub-Account                     2008    449,308       5.21 - 5.29   2,360,062          9.45      0.95 - 1.75 (45.68) - (45.25)
  (Commenced 6/1/2007)            2007    156,912       9.58 - 9.67   1,510,684          9.59      0.95 - 1.75  (13.59) - (6.80)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------------------------- ----------- ------------- ---------------- -------------------
MFS VIT Research Sub-Account  2009     23,944              4.64     111,057          1.44             1.40            28.73
                              2008     26,232              3.60      94,515          0.58             1.40           (36.98)
                              2007     34,862              5.72     199,317          0.70             1.40            11.62
                              2006     54,023              5.12     276,705          0.51             1.40             8.95
                              2005     71,636              4.70     336,793          0.48             1.40             6.31
MFS VIT Investors Trust       2009     11,563              4.56      52,758          1.77             1.40            25.15
  Sub-Account                 2008     13,271              3.65      48,391          0.96             1.40           (34.01)
                              2007     23,909              5.53     132,122          0.85             1.40             8.76
                              2006     33,624              5.08     170,831          0.49             1.40            11.43
                              2005     36,118              4.56     164,685          0.56             1.40             5.83
MFS VIT New Discovery         2009      6,461              7.04      45,491            --             1.40            60.90
  Sub-Account                 2008     10,205              4.38      44,654            --             1.40           (40.18)
                              2007     13,583              7.31      99,354            --             1.40             1.08
                              2006     28,494              7.24     206,180            --             1.40            11.65
                              2005     32,199              6.48     208,682            --             1.40             3.79
Oppenheimer VA Main Street    2009     28,105              4.30     120,826          1.94             1.40            26.52
  Sub-Account                 2008     31,897              3.40     108,399          1.52             1.40           (39.33)
                              2007     45,428              5.60     254,460          1.11             1.40             2.96
                              2006     59,121              5.44     321,623          1.13             1.40            13.43
                              2005     61,558              4.80     295,228          1.38             1.40             4.51
Oppenheimer VA Bond           2009     12,533              4.61      57,756            --             1.40             8.09
  Sub-Account                 2008     22,518              4.26      96,005          4.53             1.40           (39.90)
                              2007     37,290              7.09     264,529          5.54             1.40             2.93
                              2006     47,067              6.89     324,377          5.59             1.40             3.82
                              2005     56,108              6.64     372,459          5.19             1.40             1.16
Oppenheimer VA Strategic Bond 2009      1,786              8.16      14,575          0.53             1.40            17.17
  Sub-Account                 2008      1,903              6.97      13,254          5.21             1.40           (15.40)
                              2007      5,661              8.23      46,614          3.59             1.40             8.16
                              2006      6,741              7.61      51,318          4.20             1.40             6.00
                              2005      6,741              7.18      48,414          5.03             1.40             1.24
Oppenheimer VA Main Street    2009  3,126,840      8.51 - 14.54  43,881,910          0.52      0.95 - 1.75    34.52 - 35.58
  Small Cap Sub-Account       2008  1,863,546      6.29 - 10.72  19,372,328          0.18      0.95 - 1.75 (39.08) - (38.59)
                              2007    492,857     10.26 - 17.46   8,314,186          0.03      0.95 - 1.75  (13.41) - (2.47)
                              2006     17,793             10.53     187,405          0.15             1.40            13.40
                              2005     20,466              9.29     190,080            --             1.40             8.40
Oppenheimer VA Money          2009     20,177              5.84     117,917          0.35             1.40            (1.07)
  Sub-Account                 2008     25,333              5.91     149,653          2.83             1.40             1.34
                              2007     28,881              5.83     168,352          4.98             1.40             3.52
                              2006     33,346              5.63     187,777          4.54             1.40             3.26
                              2005     35,829              5.45     195,378          2.77             1.40             1.44
Fidelity VIP Asset Manager    2009  9,345,424     10.84 - 11.23 102,112,475          2.38      0.89 - 1.40    27.32 - 27.96
  Sub-Account                 2008 10,322,631       8.51 - 8.77  88,545,973          2.51      0.89 - 1.40 (29.71) - (29.35)
                              2007 11,728,296     12.10 - 12.42 143,069,941          6.10      0.89 - 1.40    12.69 - 14.48
                              2006 13,137,764     10.62 - 10.85 140,644,002          2.76      0.89 - 1.40      5.83 - 6.37
                              2005 14,833,146     10.10 - 10.20 149,964,735          2.76      0.89 - 1.40      2.60 - 3.12

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------------------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Growth Sub-Account   2009 11,893,241     10.93 - 11.22 130,641,959          0.45      0.89 - 1.40    26.51 - 27.14
                                  2008 12,838,680       8.64 - 8.83 111,413,507          0.78      0.89 - 1.40 (47.91) - (47.64)
                                  2007 14,370,091     16.58 - 16.86 239,237,615          0.83      0.89 - 1.40    24.72 - 25.83
                                  2006 16,167,140     13.24 - 13.40 214,865,663          0.40      0.89 - 1.40      5.37 - 5.91
                                  2005 18,327,783     12.57 - 12.65 231,030,576          0.51      0.89 - 1.40      4.33 - 4.86
Fidelity VIP Contrafund           2009 15,955,996      9.59 - 38.44 313,576,644          1.44      0.89 - 2.25    32.65 - 34.50
  Sub-Account                     2008 16,114,037      7.13 - 28.60 222,674,108          1.01      0.89 - 2.25 (43.90) - (43.03)
                                  2007 16,613,759     12.51 - 50.32 377,396,997          0.95      0.89 - 2.25    14.88 - 16.54
                                  2006 17,625,464     10.73 - 40.96 338,418,167          1.29      0.89 - 2.25     9.11 - 10.73
                                  2005 18,309,411      9.69 - 33.90 316,067,973          0.29      0.89 - 2.25     4.82 - 15.90
Fidelity VIP Overseas Sub-Account 2009    663,667      8.81 - 10.11   6,282,775          2.17      1.15 - 1.40    24.78 - 25.09
                                  2008    713,199       7.04 - 8.09   5,413,449          2.46      1.15 - 1.40 (44.59) - (44.45)
                                  2007    826,076     12.67 - 14.58  11,327,734          3.29      1.15 - 1.40    15.67 - 15.96
                                  2006    951,985     10.93 - 12.59  11,259,345          0.91      1.15 - 1.40    16.44 - 16.73
                                  2005  1,115,424      9.36 - 10.71  11,307,291          0.67      1.15 - 1.40    17.40 - 17.69
Fidelity VIP Equity-Income        2009    619,856             10.55   6,538,981          2.24             1.40            28.40
  Sub-Account                     2008    744,861              8.22   6,119,783          2.23             1.40           (43.46)
                                  2007    942,455             14.53  13,694,030          1.64             1.40             0.11
                                  2006  1,227,074             14.51  17,809,782          3.26             1.40            18.53
                                  2005  1,681,844             12.25  20,594,607          1.71             1.40             4.40
Fidelity VIP Index 500            2009  5,300,313     13.22 - 13.67  70,079,047          2.52      0.89 - 1.35    24.91 - 25.48
  Sub-Account                     2008  6,061,847     10.58 - 10.89  64,164,439          2.01      0.89 - 1.35 (37.85) - (37.56)
                                  2007  7,211,573     17.03 - 17.44 122,812,705          3.57      0.89 - 1.35      4.02 - 4.50
                                  2006  8,294,641     16.29 - 16.69 135,796,690          1.77      0.89 - 1.40    14.12 - 14.71
                                  2005  9,738,122     14.28 - 14.55 139,624,446          1.84      0.89 - 1.40      3.37 - 3.90
Fidelity VIP Money Market         2009  6,126,543      7.41 - 11.53  50,572,988          0.71      0.89 - 2.05   (0.68) - (0.17)
  Sub-Account                     2008  5,530,761       7.46 - 8.02  41,701,796          2.97      0.89 - 1.40      1.58 - 2.11
                                  2007  5,148,515       7.35 - 7.86  38,182,657          5.08      0.89 - 1.40      3.69 - 4.22
                                  2006  4,981,073       7.08 - 7.54  35,607,299          4.77      0.89 - 1.40      3.43 - 3.96
                                  2005  4,560,029       6.85 - 7.25  31,496,514          3.00      0.89 - 1.40      1.61 - 2.12
Fidelity VIP Mid Cap Sub-Account  2009  3,075,278     31.99 - 35.52 103,784,411          0.54      0.95 - 1.90    37.12 - 38.43
  (Commenced 11/7/2005)           2008  1,905,032     23.33 - 25.66  46,484,098          0.26      0.95 - 1.90 (40.75) - (40.18)
                                  2007    997,653     39.38 - 42.90  40,496,316          0.51      0.95 - 1.90    13.16 - 14.24
                                  2006    398,050     34.80 - 35.93  14,145,793            --      1.50 - 1.90    10.29 - 10.73
                                  2005         --     31.55 - 32.45          --            --      1.50 - 1.90      6.98 - 7.04
Fidelity VIP Funds Manager 60%    2009  4,074,373       8.87 - 8.90  36,215,324          3.35      1.90 - 2.05      0.07 - 0.09
  Sub-Account
  (Commenced 10/15/2009)
DWS International Sub-Account     2009  2,700,348       8.41 - 8.46  22,845,161          4.39      1.35 - 1.40    31.67 - 31.73
                                  2008  2,819,612       6.39 - 6.42  18,108,679          1.39      1.35 - 1.40 (48.94) - (48.91)
                                  2007  3,119,351     12.50 - 12.57  39,213,025          2.39      1.35 - 1.40    12.99 - 13.04
                                  2006  3,170,743     11.07 - 11.12  35,260,353          1.83      1.35 - 1.40    24.17 - 24.23
                                  2005  3,098,930       8.91 - 8.95  27,740,668          1.56      1.35 - 1.40    14.56 - 14.61
MSF FI Mid Cap Opportunities      2009    489,570      1.60 - 14.05   3,651,123          1.53      0.89 - 1.40    31.91 - 32.61
  Sub-Account                     2008    526,883      1.22 - 10.60   2,819,031          0.41      0.89 - 1.40 (55.91) - (55.68)
                                  2007    574,272      2.76 - 23.91   6,518,918          0.13      0.89 - 1.40      6.82 - 7.37
                                  2006    566,610      2.58 - 22.27   5,260,407          0.01      0.89 - 1.40    10.30 - 10.87
                                  2005    579,118      2.34 - 20.09   4,104,050            --      0.89 - 1.40      5.43 - 6.13

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------------------------- ----------- ------------- ---------------- -------------------
MSF FI Value Leaders           2009    265,682     14.30 - 15.91   4,072,835          2.66      1.50 - 2.30    18.94 - 19.90
  Sub-Account                  2008    251,266     12.02 - 13.27   3,223,563          1.80      1.50 - 2.30 (40.40) - (39.92)
  (Commenced 5/1/2006)         2007    211,868     20.17 - 22.08   4,542,761          0.69      1.50 - 2.30      1.71 - 2.53
                               2006    126,575     19.83 - 21.76   2,662,087            --      1.40 - 2.30      7.04 - 8.00
MSF Russell 2000 Index         2009  1,108,328      5.68 - 15.83  15,337,009          1.65      0.89 - 2.20    24.25 - 26.62
  Sub-Account                  2008    478,053      4.57 - 12.68   5,298,056          1.35      0.89 - 1.40 (34.43) - (34.05)
                               2007    481,904      6.97 - 19.23   8,015,832          0.93      0.89 - 1.40   (2.89) - (2.39)
                               2006    490,302      7.17 - 19.71   8,227,895          0.92      0.89 - 1.40    16.33 - 16.92
                               2005    508,847      6.17 - 16.85   7,123,561          0.67      0.89 - 1.40      3.05 - 3.58
MSF Artio International Stock  2009    337,655      4.02 - 13.77   3,955,132          0.42      1.40 - 1.90    19.59 - 20.44
  Sub-Account                  2008    380,684      3.34 - 11.48   3,539,311          2.93      1.40 - 1.90 (45.29) - (44.91)
                               2007    398,333      6.06 - 20.94   6,422,071          0.76      1.40 - 1.90      7.99 - 8.79
                               2006    262,656      5.57 - 19.34   3,232,921          0.70      1.40 - 1.90    14.05 - 14.87
                               2005    140,779      4.85 - 14.55     683,055          0.67      1.40 - 1.90     8.23 - 16.37
MSF MetLife Stock Index        2009 21,150,594      9.85 - 40.20 281,243,641          2.10      0.89 - 2.90    23.01 - 26.75
  Sub-Account                  2008 15,678,062      8.00 - 32.13 164,166,647          1.80      0.89 - 2.35 (38.72) - (37.66)
                               2007 17,885,006     13.05 - 51.54 299,989,839          0.90      0.89 - 2.35      2.52 - 4.30
                               2006 19,358,596     12.71 - 49.42 313,093,531          1.81      0.89 - 2.35    12.52 - 14.44
                               2005 21,140,946     11.41 - 43.18 301,690,699          1.44      0.89 - 2.35      1.96 - 3.71
MSF BlackRock Legacy Large Cap 2009    612,808     10.28 - 30.07   8,419,085          0.15      0.89 - 2.30    28.77 - 35.57
  Growth Sub-Account           2008     49,555     20.78 - 22.18   1,031,800          0.43      0.89 - 1.35 (37.36) - (37.07)
                               2007     31,453     33.18 - 35.25   1,046,603          0.17      0.89 - 1.35    17.12 - 17.66
                               2006     19,004     28.33 - 29.96     538,656          0.12      0.89 - 1.35      2.74 - 3.21
                               2005     16,067     27.57 - 29.03     443,189          0.38      0.89 - 1.35      5.57 - 6.06
MSF BlackRock Strategic Value  2009    605,787     14.02 - 14.64   8,493,213          1.10      0.89 - 1.35    11.63 - 12.15
  Sub-Account                  2008    587,465     12.56 - 13.06   7,377,709          0.53      0.89 - 1.35 (39.23) - (38.95)
                               2007    625,394     20.66 - 21.39  12,924,658          0.30      0.89 - 1.35   (4.75) - (4.31)
                               2006    613,247     21.69 - 22.35  13,305,490          0.31      0.89 - 1.35    15.17 - 15.70
                               2005    598,942     18.84 - 19.32  11,283,336            --      0.89 - 1.35      2.76 - 3.23
MSF BlackRock Bond Income      2009    911,026     40.15 - 60.57  42,636,576          6.49      0.89 - 2.30      6.81 - 8.50
  Sub-Account                  2008    748,389     37.59 - 55.83  32,695,795          5.04      0.89 - 2.30   (5.77) - (4.29)
                               2007    654,278     39.89 - 58.33  30,160,113          2.44      0.89 - 2.30      3.70 - 5.35
                               2006    261,942     38.47 - 55.36  11,911,372          2.91      0.89 - 2.30      1.90 - 3.49
                               2005     69,533     47.73 - 53.56   3,363,782          3.39      0.89 - 1.40      0.99 - 1.51
MSF BlackRock Large-Cap Value  2009    264,703     10.51 - 10.89   2,783,413          1.58      0.89 - 1.35     9.73 - 10.22
  Sub-Account                  2008    257,240       9.58 - 9.88   2,464,834          0.86      0.89 - 1.35 (35.78) - (35.48)
                               2007    251,656     14.92 - 15.31   3,754,451          0.91      0.89 - 1.35      2.00 - 2.47
                               2006    154,904     14.62 - 14.94   2,265,770          1.04      0.89 - 1.35    17.73 - 18.27
                               2005     77,212     12.42 - 12.63     959,195          0.83      0.89 - 1.35      4.57 - 5.05
MSF Barclays Capital Aggregate 2009  2,010,364     13.73 - 16.32  29,893,966          3.64      0.89 - 2.15      2.27 - 4.24
  Bond Index Sub-Account       2008    527,803     14.94 - 15.65   7,896,020          4.75      0.89 - 1.35      4.56 - 5.05
                               2007    436,992     14.29 - 14.90   6,246,008          4.31      0.89 - 1.35      5.43 - 5.92
                               2006    340,120     13.55 - 14.07   4,610,137          4.38      0.89 - 1.35      2.73 - 3.20
                               2005    300,648     13.19 - 13.63   3,972,358          3.46      0.89 - 1.35      0.70 - 1.16

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------------------------- ----------- ------------- ---------------- -------------------
MSF MFS Value Sub-Account       2009  2,664,361     11.22 - 13.56  33,984,060            --      0.89 - 2.30    18.08 - 19.75
                                2008  2,080,451      9.41 - 11.38  22,207,620          1.81      0.89 - 2.30 (30.55) - (21.82)
                                2007  1,601,257     14.33 - 17.03  25,634,063          0.27      0.89 - 2.30    (5.09) - 6.03
                                2006    807,102     15.02 - 16.20  12,448,890          2.01      0.89 - 2.30    16.43 - 19.64
                                2005    423,013     12.96 - 13.39   5,483,921          0.69      0.89 - 1.35   (2.70) - (2.24)
MSF Morgan Stanley EAFE Index   2009  2,230,107     10.94 - 13.21  27,098,496          3.30      0.89 - 2.15    26.95 - 35.25
  Sub-Account                   2008  1,129,559      9.89 - 10.36  11,178,515          2.94      0.89 - 1.35 (42.86) - (42.60)
                                2007  1,079,041     17.30 - 18.05  18,684,621          1.93      0.89 - 1.35      9.32 - 9.83
                                2006    910,003     15.83 - 16.43  14,411,542          1.63      0.89 - 1.35    24.04 - 24.61
                                2005    636,754     12.76 - 13.19   8,127,890          1.48      0.89 - 1.35    11.73 - 12.24
MSF MFS Total Return            2009  1,006,138     35.33 - 49.20  40,772,224          4.14      0.89 - 2.15    15.84 - 17.55
  Sub-Account                   2008    977,440     30.49 - 41.85  34,110,264          3.52      0.89 - 2.30 (24.08) - (15.13)
                                2007  1,100,140     38.88 - 54.24  50,198,332          1.84      0.89 - 2.30      1.79 - 3.45
                                2006    647,027     38.20 - 52.44  29,037,432          1.84      0.89 - 2.30     9.43 - 11.22
                                2005    183,329     42.86 - 47.15   7,938,057          1.60      0.89 - 1.40      1.69 - 2.21
MSF MetLife Mid-Cap Stock Index 2009  1,692,693     12.86 - 15.06  23,983,061          1.55      0.89 - 2.15    28.41 - 35.78
  Sub-Account                   2008    999,722     10.67 - 11.09  10,679,425          1.39      0.89 - 1.35 (37.03) - (36.74)
                                2007    886,564     16.94 - 17.54  15,036,423          0.79      0.89 - 1.35      6.33 - 6.82
                                2006    751,885     15.93 - 16.42  11,992,134          1.17      0.89 - 1.35      8.62 - 9.12
                                2005    538,128     14.67 - 15.04   7,899,398          0.64      0.89 - 1.35    10.77 - 11.28
MSF Davis Venture Value         2009 41,123,511     10.86 - 33.58 487,864,492          1.37      0.89 - 2.35    28.77 - 30.82
  Sub-Account                   2008 37,459,395      8.43 - 25.67 339,962,645          1.19      0.89 - 2.35 (40.87) - (38.31)
                                2007 39,936,774     14.23 - 42.70 599,873,294          0.67      0.89 - 2.35      1.99 - 3.65
                                2006 43,433,483     13.94 - 41.19 632,598,729          0.71      0.89 - 2.35    11.76 - 13.57
                                2005 44,607,893     12.62 - 36.27 574,773,194          0.51      0.89 - 2.35      7.59 - 9.32
MSF Met/Artisan Mid Cap Value   2009 15,659,935     11.41 - 30.33 195,923,686          0.84      0.89 - 2.35    37.92 - 40.31
  Sub-Account                   2008 16,302,851      8.27 - 21.61 146,716,944          0.06      0.89 - 2.35 (47.39) - (46.49)
                                2007 18,551,932     15.69 - 40.39 316,048,072          0.35      0.89 - 2.35   (9.25) - (7.67)
                                2006 21,686,262     17.28 - 43.74 402,048,625          0.11      0.89 - 2.35     9.58 - 11.46
                                2005 23,942,954     15.94 - 39.25 399,066,263            --      0.89 - 2.35      7.17 - 9.01
MSF Jennison Growth             2009 17,375,446      2.33 - 11.31 190,651,501            --      1.30 - 2.35    36.32 - 38.02
  Sub-Account                   2008 14,090,231       1.69 - 8.21 112,407,198          2.13      1.30 - 2.35 (38.03) - (37.13)
                                2007 14,275,390      2.70 - 13.10 182,244,421          0.19      1.30 - 2.35     8.79 - 10.11
                                2006 15,655,366      2.45 - 11.92 182,151,002            --      1.30 - 2.35      0.15 - 1.20
                                2005 15,959,598      2.42 - 11.44 184,124,042            --      1.40 - 2.35    10.91 - 20.37
MSF BlackRock Money Market      2009 54,211,009      9.99 - 26.46 576,532,284          0.25      1.00 - 2.35   (2.07) - (0.48)
  Sub-Account                   2008 55,686,362     10.19 - 26.67 595,304,545          2.42      1.15 - 2.35      0.21 - 1.42
                                2007 22,951,175     10.16 - 25.09 241,601,183          4.74      1.15 - 2.35      2.37 - 3.61
                                2006 18,324,659      9.91 - 24.22 187,577,920          4.50      1.30 - 2.35      2.13 - 3.20
                                2005 12,431,418      9.82 - 23.43 123,785,657          2.01      1.30 - 2.35      0.42 - 1.47
MSF T. Rowe Price Small Cap     2009    481,022     12.16 - 16.06   6,406,764          0.12      0.89 - 2.30    35.49 - 37.73
  Growth Sub-Account            2008    332,266      8.98 - 11.66   3,243,702            --      0.89 - 2.30 (37.08) - (34.32)
                                2007     77,656     16.25 - 18.44   1,279,290            --      0.89 - 1.40      8.32 - 8.88
                                2006     73,595     15.00 - 16.94   1,115,539            --      0.89 - 1.40      2.46 - 2.98
                                2005     63,311     14.64 - 16.45     932,545            --      0.89 - 1.40     9.47 - 10.19

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------------------------- ----------- ------------- ---------------- -------------------
MSF Western Asset Management      2009 8,573,371     14.46 - 17.89 140,925,866          4.06      0.95 - 2.35      1.67 - 3.10
  U. S. Government Sub-Account    2008 5,356,593     14.23 - 17.35  85,351,962          3.54      0.95 - 2.35   (2.85) - (1.48)
  (Commenced 5/2/2005)            2007 2,760,203     14.93 - 17.61  44,641,935          2.32      0.95 - 2.30      1.76 - 3.04
                                  2006 1,527,142     14.41 - 16.38  24,039,423          1.66      1.30 - 2.35      1.51 - 2.58
                                  2005   391,235     14.20 - 15.96   6,040,783            --      1.30 - 2.35   (0.73) - (0.04)
MSF Oppenheimer Global Equity     2009   672,213     15.23 - 17.32  10,903,654          2.29      0.95 - 1.95    37.10 - 38.48
  Sub-Account                     2008   671,786     11.17 - 12.50   7,900,093          1.77      0.95 - 1.90 (41.68) - (41.12)
  (Commenced 11/7/2005)           2007   501,067     19.16 - 21.24   9,987,034          0.71      0.95 - 1.90      4.25 - 5.25
                                  2006   195,337     18.38 - 19.12   3,691,502          0.20      1.50 - 1.90    14.17 - 14.62
                                  2005        --     16.10 - 16.68          --            --      1.50 - 1.90      6.63 - 6.70
MSF MetLife Aggressive            2009   169,980       9.36 - 9.67   1,636,073          2.18      1.55 - 2.25    28.57 - 29.46
  Allocation Sub-Account          2008   159,053       7.35 - 7.47   1,183,183          0.50      1.55 - 2.25 (41.78) - (41.37)
  (Commenced 5/1/2006)            2007   189,794     12.50 - 12.74   2,403,475          0.05      1.55 - 2.25      0.96 - 1.67
                                  2006   101,305     12.39 - 12.57   1,267,689            --      1.40 - 2.25    11.82 - 12.78
MSF MetLife Conservative          2009   967,744     10.85 - 11.21  10,771,428          3.20      1.55 - 2.25    17.85 - 18.68
  Allocation Sub-Account          2008   602,771       9.24 - 9.44   5,653,460          0.85      1.55 - 2.15 (16.21) - (15.71)
  (Commenced 5/1/2006)            2007   242,633     11.07 - 11.20   2,702,849            --      1.55 - 2.00      3.47 - 3.94
                                  2006   194,471     10.65 - 10.81   2,088,145            --      1.40 - 2.25      3.88 - 4.76
MSF MetLife Conservative to       2009   836,071     10.62 - 10.90   9,016,185          3.07      1.55 - 2.10    21.11 - 21.78
  Moderate Allocation             2008   664,967       8.77 - 8.95   5,902,351          1.05      1.55 - 2.10 (23.23) - (22.81)
  Sub-Account                     2007   392,909     11.42 - 11.59   4,529,792            --      1.55 - 2.10      2.62 - 3.19
  (Commenced 5/1/2006)            2006   273,176     11.10 - 11.26   3,060,196            --      1.40 - 2.25      6.08 - 6.98
MSF MetLife Moderate Allocation   2009 4,293,013     10.20 - 10.54  44,856,785          2.96      1.55 - 2.25    23.72 - 24.58
  Sub-Account                     2008 4,259,716       8.24 - 8.46  35,786,827          0.77      1.55 - 2.25 (30.23) - (29.73)
  (Commenced 5/1/2006)            2007 3,351,654     11.81 - 12.04  40,157,114          0.01      1.55 - 2.25      2.01 - 2.73
                                  2006 1,554,946     11.58 - 11.75  18,172,533            --      1.40 - 2.25      8.31 - 9.23
MSF MetLife Moderate to           2009 5,328,120       9.67 - 9.95  52,562,753          2.53      1.55 - 2.15    26.35 - 27.11
  Aggressive Allocation           2008 5,745,796       7.65 - 7.83  44,674,622          0.61      1.55 - 2.25 (36.57) - (36.12)
  Sub-Account                     2007 5,047,763     12.02 - 12.25  61,541,186          0.02      1.55 - 2.25      1.53 - 2.24
  (Commenced 5/1/2006)            2006 1,876,875     11.84 - 12.01  22,426,140            --      1.40 - 2.25     9.59 - 10.53
MSF T. Rowe Price Large Cap       2009    39,614     27.87 - 29.90   1,161,818          0.32      1.50 - 1.90    40.35 - 40.91
  Growth Sub-Account              2008    27,135     19.86 - 21.22     565,146            --      1.50 - 1.90 (44.05) - (43.82)
  (Commenced 4/28/2008)
MSF Loomis Sayles Small Cap       2009    73,444     25.33 - 29.40   1,990,671            --      1.20 - 2.15    27.16 - 28.38
  Core Sub-Account                2008       926     21.12 - 22.90      20,162            --      1.20 - 1.75 (25.82) - (25.62)
  (Commenced 7/14/2008)
MSF Neuberger Berman Mid Cap      2009    11,335     18.92 - 20.57     225,554          0.60      1.20 - 1.95    44.89 - 45.97
  Value Sub-Account               2008     1,374     13.33 - 14.09      18,573            --      1.20 - 1.75 (40.64) - (40.49)
  (Commenced 7/14/2008)
MSF Met/Dimensional International 2009 1,225,665     14.11 - 14.28  17,436,960            --      1.30 - 2.35    39.40 - 40.87
  Small Company Sub-Account       2008    12,651     10.12 - 10.14     128,139            --      1.30 - 2.05      0.61 - 0.71
  (Commenced 11/10/2008)
MSF Van Eck Global Natural        2009 1,195,095     14.65 - 14.80  17,635,926            --      1.30 - 2.20    35.00 - 35.82
  Resources Sub-Account
  (Commenced 5/4/2009)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------------------------- ----------- ------------- ---------------- -------------------
Van Kampen LIT Capital Growth     2009    26,829              4.36     117,046          0.11             1.40            63.78
  Sub-Account                     2008    33,379              2.66      88,923          0.55             1.40           (49.70)
                                  2007 1,659,770       5.28 - 5.59   9,156,031            --      1.50 - 2.30    13.98 - 15.33
                                  2006 1,033,865       4.59 - 4.87   4,964,651            --      1.40 - 2.30      0.30 - 1.43
                                  2005    88,859       4.53 - 4.61     402,324          0.27      1.40 - 2.30      4.67 - 6.44
Van Kampen LIT Growth and         2009 6,896,039      5.97 - 22.55 107,604,807          3.60      0.95 - 1.90    21.78 - 22.94
  Income Sub-Account              2008 4,699,178      4.87 - 18.34  57,517,543          1.50      0.95 - 1.90 (33.49) - (32.85)
                                  2007 3,069,791      7.27 - 27.31  49,067,204          1.01      0.95 - 1.90      0.58 - 1.55
                                  2006 1,465,291      7.17 - 14.19  20,351,040          2.60      1.40 - 1.90    13.80 - 14.62
                                  2005    43,633      6.26 - 12.16     272,973          1.17      1.40 - 1.90      2.34 - 8.46
Federated Equity Income           2009     4,805              4.44      21,331          4.49             1.40            13.65
  Sub-Account                     2008     4,805              3.91      18,768          3.71             1.40           (31.42)
                                  2007     5,473              5.70      31,173          4.43             1.40             0.63
                                  2006    17,127              5.66      96,942          2.18             1.40            21.43
                                  2005    18,507              4.66      86,264          2.24             1.40             1.90
Federated High Income Bond        2009     3,582              7.34      26,300          8.35             1.40            50.72
  Sub-Account                     2008    10,612              4.87      51,695         10.07             1.40           (27.03)
                                  2007    18,999              6.68     126,835          7.93             1.40             1.98
                                  2006    20,273              6.55     132,703          8.52             1.40             9.27
                                  2005    22,143              5.99     132,652          8.76             1.40             1.23
Federated Mid Cap Growth          2009    16,363              4.81      78,667            --             1.40            28.80
  Strategies Sub-Account          2008    19,463              3.73      72,650            --             1.40           (44.28)
                                  2007    20,874              6.70     139,853            --             1.40            16.37
                                  2006    32,906              5.76     189,442            --             1.40             6.73
                                  2005    35,001              5.39     188,801            --             1.40            11.14
Neuberger Berman Genesis          2009       697             12.60       8,785            --             0.89            25.13
  Sub-Account                     2008       809             10.07       8,146          3.68             0.89           (33.45)
                                  2007       927             15.13      14,022          0.14             0.89            20.72
                                  2006     1,051             12.53      13,167          1.05             0.89             6.31
                                  2005     1,183             11.79      13,953            --             0.89            15.27
Alger Small Cap Growth            2009 6,156,883       8.32 - 8.44  51,552,207            --      1.25 - 1.40    43.49 - 43.70
  Sub-Account                     2008 6,485,576       5.80 - 5.87  37,826,339            --      1.25 - 1.40 (47.35) - (47.27)
                                  2007 7,147,895     11.01 - 11.13  79,134,670            --      1.25 - 1.40    15.60 - 15.78
                                  2006 7,749,990       9.53 - 9.61  74,178,889            --      1.25 - 1.40    18.35 - 18.53
                                  2005 8,307,133       8.05 - 8.11  67,142,470            --      1.25 - 1.40    15.26 - 15.43
T. Rowe Price Growth Sub-Account  2009    97,059             72.05   6,993,261          0.21             0.89            41.98
                                  2008   104,973             50.75   5,327,165          0.40             0.89           (42.77)
                                  2007   118,255             88.67  10,486,221          0.60             0.89             9.38
                                  2006   128,359             81.07  10,405,667          0.62             0.89             5.62
                                  2005   142,212             71.72  10,198,928          0.07             0.89             5.62
T. Rowe Price International Stock 2009    72,797             12.06     877,970          2.49             0.89            50.86
  Sub-Account                     2008    76,425              7.99     610,995          1.51             0.89           (48.48)
                                  2007    87,971             15.52   1,365,106          1.62             0.89            12.42
                                  2006    96,658             13.80   1,334,230          1.20             0.89            18.21
                                  2005   102,719             11.68   1,199,507          1.45             0.89            15.24

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------------------------- ----------- ------------- ---------------- -------------------
T. Rowe Price Prime Reserve     2009    76,856             18.22   1,400,475          0.22             0.89            (0.70)
  Sub-Account                   2008   120,897             18.35   2,218,473          2.47             0.89             1.64
                                2007    96,955             18.05   1,750,411          4.77             0.89             3.94
                                2006    87,463             17.37   1,519,155          4.55             0.89             3.64
                                2005    82,793             16.76   1,387,505          2.70             0.89             1.81
Janus Aspen Worldwide           2009       999              6.29       6,285          1.43             0.89            36.49
  Sub-Account                   2008     1,089              4.61       5,018          1.21             0.89           (45.15)
                                2007     1,182              8.40       9,932          0.76             0.89             8.65
                                2006     1,276              7.73       9,873          1.77             0.89            17.16
                                2005     1,375              6.60       9,075          1.36             0.89             4.93
American Funds Global Small     2009 2,262,060     24.30 - 27.34  58,608,602          0.31      0.89 - 1.90    58.26 - 59.86
  Capitalization Sub-Account    2008 1,683,911     15.35 - 17.10  27,428,704            --      0.89 - 1.90 (54.33) - (49.46)
                                2007   985,561     34.16 - 37.13  35,036,450          2.98      0.89 - 1.75    19.31 - 20.35
                                2006   666,735     29.64 - 30.85  19,777,453          0.46      0.89 - 1.35    22.39 - 22.96
                                2005   470,780     24.22 - 25.09  11,408,824          0.90      0.89 - 1.35    23.68 - 24.24
American Funds Growth           2009 3,225,880   106.24 - 153.09 419,749,811          0.71      0.89 - 2.30    36.24 - 38.18
  Sub-Account                   2008 2,453,157    77.98 - 110.79 231,101,074          1.04      0.89 - 2.30 (45.25) - (44.47)
                                2007 1,458,315   142.42 - 199.51 245,762,919          0.98      0.89 - 2.30     9.78 - 11.35
                                2006   729,519   129.74 - 179.18 111,503,370          1.17      0.89 - 2.30      7.72 - 9.24
                                2005   208,063   120.44 - 164.02  30,740,407          0.78      0.89 - 2.30     6.63 - 15.16
American Funds Growth-Income    2009 2,398,146    75.40 - 108.65 219,689,912          1.74      0.89 - 2.30    28.26 - 30.08
  Sub-Account                   2008 1,942,091     58.79 - 83.53 136,811,504          2.00      0.89 - 2.30 (39.27) - (38.40)
                                2007 1,369,874    96.80 - 135.60 156,224,069          1.92      0.89 - 2.30      2.64 - 4.11
                                2006   687,630    94.31 - 130.25  76,344,065          2.27      0.89 - 2.30    12.59 - 14.18
                                2005   199,680    83.76 - 114.07  20,563,346          1.49      0.89 - 2.30      4.51 - 4.90
American Funds Global Growth    2009 6,579,263     22.30 - 26.47 161,438,857          1.51      0.95 - 2.30    39.07 - 40.96
  Sub-Account                   2008 5,818,048     16.04 - 18.78 101,450,809          2.17      0.95 - 2.30 (39.80) - (38.97)
  (Commenced 11/7/2005)         2007 3,676,314     26.64 - 30.77 104,847,881          3.27      0.95 - 2.30    12.22 - 13.76
                                2006 1,374,016     23.74 - 25.90  34,540,668          0.78      1.40 - 2.30    17.70 - 18.76
                                2005    22,386     20.17 - 21.81     473,459            --      1.40 - 2.30      7.09 - 7.25
American Funds Bond             2009 3,608,245     14.77 - 16.66  57,212,613          3.86      0.95 - 1.90    10.49 - 11.54
  Sub-Account                   2008 1,887,421     13.37 - 14.94  27,017,111          9.06      0.95 - 1.90 (11.06) - (10.21)
  (Commenced 6/1/2007)          2007   413,860     15.27 - 16.64   6,639,941          8.01      0.95 - 1.75      0.28 - 2.19
FTVIPT Mutual Shares Securities 2009 4,784,657     17.47 - 19.80  88,554,450          2.02      0.95 - 1.90    23.67 - 24.86
  Sub-Account                   2008 3,944,854     14.13 - 15.86  58,571,142          3.27      0.95 - 1.90 (38.30) - (37.71)
  (Commenced 11/7/2005)         2007 3,006,411     22.90 - 25.46  71,392,728          1.37      0.95 - 1.90      1.52 - 2.50
                                2006 1,273,727     22.56 - 23.49  29,530,718          0.99      1.50 - 1.90    16.16 - 16.62
                                2005    11,181     18.72 - 20.33     217,513            --      1.40 - 2.30      4.64 - 4.79
FTVIPT Templeton Foreign        2009 2,655,441     12.40 - 29.04  70,515,555          3.05      1.55 - 2.30    33.93 - 34.94
  Securities Sub-Account        2008 2,485,260      9.21 - 21.55  48,551,609          2.33      1.55 - 2.30 (41.74) - (41.30)
  (Commenced 11/7/2005)         2007 1,778,828     15.73 - 36.77  56,498,732          1.81      1.55 - 2.30    12.82 - 13.67
                                2006   946,611     13.88 - 32.88  24,137,809          1.33      1.40 - 2.30    18.69 - 19.76
                                2005    33,847     11.86 - 25.00     813,751            --      1.40 - 2.30      4.87 - 5.02
FTVIPT Templeton Growth         2009 3,416,400     10.05 - 14.52  42,694,521          3.11      0.95 - 1.90    28.64 - 29.86
  Securities Sub-Account        2008 2,828,128      7.79 - 11.26  27,929,783          1.79      0.95 - 1.90 (43.41) - (42.87)
  (Commenced 11/7/2005)         2007 2,063,301     13.72 - 19.85  38,096,365          1.31      0.95 - 1.90      0.41 - 1.37
                                2006   784,417     18.41 - 19.72  15,182,959          0.76      1.50 - 1.90       19.52 - 20
                                2005        --     15.41 - 15.57          --            --      1.50 - 1.90      4.78 - 4.84

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------------------------- ----------- ------------- ---------------- -------------------
FTVIPT Franklin Income          2009  3,157,996     35.91 - 47.14 134,091,525          8.01      0.95 - 2.25    32.58 - 34.31
  Securities Sub-Account        2008  2,613,572     27.09 - 35.10  82,449,457          5.48      0.95 - 2.25 (31.23) - (30.32)
  (Commenced 11/7/2005)         2007  1,974,360     39.38 - 50.37  88,519,218          3.16      0.95 - 2.25      1.44 - 2.77
                                2006    664,025     38.83 - 45.21  28,820,820          2.35      1.40 - 2.25    15.62 - 16.60
                                2005      4,136     33.58 - 38.78     150,925            --      1.40 - 2.25      0.82 - 0.96
FTVIPT Templeton Global Bond    2009  2,853,081     14.93 - 16.31  44,636,060         14.21      0.95 - 1.75    16.62 - 17.56
  Securities Sub-Account        2008  1,462,599     12.80 - 13.87  19,575,877          3.50      0.95 - 1.75      4.36 - 5.20
  (Commenced 6/1/2007)          2007    318,925     12.27 - 13.18   4,080,871          0.01      0.95 - 1.75      3.66 - 9.78
FTVIPT Franklin Small Cap Value 2009  1,787,114       7.31 - 7.46  13,205,263          1.66      0.95 - 1.75    26.91 - 27.94
  Securities Sub-Account        2008    856,253       5.76 - 5.83   4,965,586          1.04      0.95 - 1.75 (34.18) - (33.65)
  (Commenced 6/1/2007)          2007    251,664       8.75 - 8.79   2,208,487            --      0.95 - 1.75  (14.60) - (3.45)
UIF Equity and Income           2009 17,747,381     13.63 - 14.52 249,400,082          2.82      0.95 - 1.90    20.19 - 21.33
  Sub-Account                   2008 13,625,412     11.34 - 11.97 158,238,412          2.44      0.95 - 1.90 (24.14) - (23.41)
  (Commenced 11/7/2005)         2007 10,934,412     14.95 - 15.63 166,104,798          2.06      0.95 - 1.90      1.41 - 2.38
                                2006  4,592,861     14.74 - 14.96  68,376,576          0.79      1.50 - 1.90    10.46 - 10.91
                                2005         --     13.34 - 13.49          --            --      1.50 - 1.90      2.16 - 2.22
UIF U.S Real Estate Sub-Account 2009  2,542,094     18.43 - 38.47  56,466,102          3.31      0.95 - 1.90    25.93 - 27.14
  (Commenced 11/7/2005)         2008  2,248,952     14.64 - 30.26  38,153,749          3.39      0.95 - 1.90 (39.07) - (38.49)
                                2007  2,043,530     24.02 - 49.19  52,908,525          2.27      0.95 - 1.90 (18.64) - (17.86)
                                2006    928,174     29.52 - 30.20  27,806,209          0.66      1.50 - 1.90    35.46 - 36.00
                                2005         --      21.8 - 22.20          --            --      1.50 - 1.90      7.52 - 7.59
UIF U.S. Mid Cap Value          2009  1,763,519       8.62 - 8.84  15,401,650          1.18      0.95 - 1.75    36.75 - 37.84
  Sub-Account                   2008  1,130,852       6.31 - 6.41   7,194,408          0.78      0.95 - 1.75 (42.44) - (41.98)
  (Commenced 6/1/2007)          2007    257,428     10.95 - 11.05   2,833,669          0.17      0.95 - 1.75   (6.13) - (6.63)
Pioneer VCT Bond Sub-Account    2009    193,471     11.33 - 11.52   2,213,875          5.14      1.20 - 1.95    15.02 - 15.89
  (Commenced 7/14/2008)         2008      8,267       9.87 - 9.94      82,002          1.64      1.20 - 1.75   (3.38) - (3.13)
Pioneer VCT Cullen Value        2009    223,412       8.19 - 8.44   1,867,892          0.70      1.20 - 2.15    13.26 - 14.34
  Sub-Account                   2008     21,316       7.29 - 7.38     156,566            --      1.20 - 1.75 (21.91) - (21.71)
  (Commenced 7/14/2008)
Pioneer VCT Emerging Markets    2009     60,035     16.18 - 17.74   1,020,914          0.63      1.20 - 2.15    70.32 - 71.96
  Sub-Account                   2008      4,387      9.83 - 10.32      43,804            --      1.20 - 1.75 (50.82) - (50.69)
  (Commenced 7/14/2008)
Pioneer VCT Equity Income       2009     20,833     16.12 - 17.79     354,460          3.38      1.20 - 2.15    11.47 - 12.53
  Sub-Account                   2008      2,134     15.01 - 15.22      32,445          0.69      1.60 - 1.75 (22.10) - (22.05)
  (Commenced 7/14/2008)
Pioneer VCT Fund Sub-Account    2009     26,714       8.09 - 8.70     228,777          1.60      1.20 - 1.95    22.50 - 23.42
  (Commenced 7/14/2008)         2008      5,631       6.72 - 7.05      39,673          0.69      1.20 - 1.75 (24.80) - (24.61)
Pioneer VCT High Yield          2009    112,273     10.39 - 10.50   1,172,740          5.12      1.20 - 1.95    56.94 - 58.12
  Sub-Account                   2008      1,528       6.63 - 6.64      10,146          2.82      1.20 - 1.60 (33.23) - (33.11)
  (Commenced 7/14/2008)
Pioneer VCT Ibbotson Growth     2009  1,257,274     13.28 - 13.78  16,934,322          2.87      1.20 - 1.95    30.11 - 31.09
  Allocation Sub-Account        2008    346,884     10.21 - 10.51   3,587,235            --      1.20 - 1.95 (27.48) - (27.22)
  (Commenced 7/14/2008)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------------------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Ibbotson Moderate   2009  1,818,031     12.95 - 13.60  24,317,338          3.10      1.20 - 2.20    28.59 - 29.89
  Allocation Sub-Account        2008    109,195     10.23 - 10.47   1,127,161            --      1.20 - 1.80 (24.71) - (24.50)
  (Commenced 7/14/2008)
Pioneer VCT Mid Cap Value       2009  1,309,529     24.92 - 28.91  35,037,503          1.29      0.95 - 1.95    22.85 - 24.08
  Sub-Account                   2008  1,105,223     20.42 - 23.30  23,891,796          0.87      0.95 - 1.90 (35.01) - (34.39)
  (Commenced 11/7/2005)         2007    813,072     31.43 - 35.50  26,728,784          0.54      0.95 - 1.90      3.35 - 4.34
                                2006    262,287     30.41 - 31.88   8,219,057            --      1.50 - 1.90    10.16 - 10.60
                                2005         --     27.60 - 28.83          --            --      1.50 - 1.90      6.23 - 6.29
Pioneer VCT Real Estate Shares  2009     16,034     13.78 - 14.80     228,918          4.81      1.20 - 1.95    29.02 - 29.98
  Sub-Account                   2008      3,001     10.87 - 11.38      33,133          1.71      1.20 - 1.75 (32.64) - (32.47)
  (Commenced 7/14/2008)
LMPVET ClearBridge Variable     2009  1,757,714     11.13 - 14.74  21,966,842            --      0.95 - 2.30    39.53 - 41.42
  Small Cap Growth Sub-Account  2008  1,214,861      7.98 - 10.42  10,577,679            --      0.95 - 2.30 (42.06) - (41.27)
  (Commenced 11/7/2005)         2007    754,675     13.77 - 17.53  10,904,358            --      1.10 - 2.30      7.50 - 8.80
                                2006    325,638     12.81 - 13.36   4,282,564          0.46      1.40 - 2.30    10.21 - 11.20
                                2005     15,787     11.63 - 12.01     187,061            --      1.40 - 2.30      5.33 - 5.49
LMPVET ClearBridge Variable     2009    196,692     12.23 - 13.45   2,559,454          1.95      1.50 - 2.30    21.66 - 22.65
  Investors Sub-Account         2008    188,889     10.05 - 10.97   2,012,063          1.09      1.50 - 2.30 (37.09) - (36.59)
  (Commenced 11/7/2005)         2007    279,645     15.98 - 17.30   4,699,165          1.52      1.50 - 2.30      1.53 - 2.35
                                2006    130,370     15.74 - 17.05   2,127,448          2.98      1.40 - 2.30    15.58 - 16.62
                                2005      6,750     13.62 - 14.62      95,594          1.12      1.40 - 2.30      3.58 - 3.73
LMPVET ClearBridge Variable     2009  2,989,079     24.54 - 30.36  83,258,408          1.44      0.95 - 2.30    26.41 - 28.14
  Fundamental Value Sub-Account 2008  2,724,852     19.41 - 23.70  59,326,416          1.83      0.95 - 2.30 (38.03) - (37.18)
  (Commenced 11/7/2005)         2007  2,440,021     31.33 - 37.72  84,463,307          1.55      0.95 - 2.30   (1.05) - (0.31)
                                2006  1,257,495     31.66 - 35.61  43,419,332          3.96      1.40 - 2.30    14.15 - 15.18
                                2005      1,160     27.73 - 30.92      34,376          0.96      1.40 - 2.30      3.30 - 3.45
LMPVET ClearBridge Variable     2009  4,134,838     24.41 - 30.85 116,657,409          2.45      0.95 - 2.30    19.34 - 20.96
  Appreciation Sub-Account      2008  3,070,482     11.00 - 25.50  70,122,225          1.44      0.95 - 2.30 (31.05) - (29.98)
  (Commenced 11/7/2005)         2007  2,591,844     15.95 - 36.42  83,497,462          1.37      0.95 - 2.30      1.22 - 7.39
                                2006  1,236,956     27.95 - 32.05  38,211,834          2.66      1.40 - 2.30    12.19 - 13.21
                                2005      1,722     24.91 - 28.31      47,007          0.48      1.40 - 2.30      2.32 - 2.47
LMPVET ClearBridge Variable     2009 11,503,827      7.29 - 12.01 123,705,924            --      0.95 - 2.30    31.51 - 33.30
  Aggressive Growth Sub-Account 2008 10,751,677       7.58 - 9.01  86,704,540            --      0.95 - 2.30 (41.77) - (40.97)
  (Commenced 11/7/2005)         2007  9,406,900     13.02 - 15.26 127,959,661            --      0.95 - 2.30    (0.82) - 0.54
                                2006  5,468,811     13.12 - 13.68  73,942,504            --      1.40 - 2.30      6.32 - 7.28
                                2005     15,934     12.34 - 12.75     200,186            --      1.40 - 2.30      3.53 - 3.68
LMPVET ClearBridge Variable     2009    557,417     11.50 - 12.63   6,818,703          0.27      1.50 - 2.30    39.14 - 40.27
  Large Cap Growth Sub-Account  2008    629,993       8.27 - 9.01   5,503,740          0.26      1.50 - 2.30 (38.72) - (38.23)
  (Commenced 11/7/2005)         2007    699,543     13.49 - 14.58   9,921,012          0.05      1.50 - 2.30      2.90 - 3.73
                                2006    433,171     13.11 - 14.18   5,945,005          0.30      1.40 - 2.30      2.22 - 3.15
                                2005     15,016     12.83 - 13.74     201,094          0.12      1.40 - 2.30      4.17 - 4.33
LMPVET Investment Counsel       2009     19,412     25.28 - 27.12     515,712          1.43      1.50 - 1.90    20.53 - 21.01
  Variable Social Awareness     2008     25,775     20.97 - 22.41     567,901          2.05      1.50 - 1.90 (26.61) - (26.32)
  Sub-Account                   2007     19,022     28.57 - 30.42     565,965          1.84      1.50 - 1.90      8.80 - 9.24
  (Commenced 11/7/2005)         2006     10,361     26.26 - 27.85     281,509          1.25      1.50 - 1.90      5.67 - 6.09
                                2005         --     24.85 - 26.25          --            --      1.50 - 1.90      3.13 - 3.20

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------------------------- ---------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable     2009 6,144,958      9.34 - 12.06 64,946,351          3.37      0.95 - 1.90    20.32 - 21.47
  Equity Income Builder         2008 5,136,303       7.74 - 9.92 43,322,014          1.13      0.95 - 1.90 (36.25) - (35.58)
  Sub-Account                   2007 4,737,273     12.15 - 15.28 59,957,587          1.99      1.10 - 1.90      0.27 - 5.14
  (Commenced 11/7/2005)         2006   154,474     14.18 - 14.70  2,252,417          2.55      1.40 - 2.25     9.67 - 10.61
                                2005     2,660     12.93 - 13.29     35,068          0.84      1.40 - 2.25      2.63 - 2.77
LMPVET ClearBridge Variable     2009   422,476     12.49 - 13.23  5,469,899          0.64      1.50 - 2.30    37.07 - 38.16
  Capital Sub-Account           2008   459,735       9.11 - 9.58  4,320,213          0.05      1.50 - 2.30 (43.46) - (43.00)
  (Commenced 11/7/2005)         2007   542,230     16.11 - 16.80  8,963,789          0.52      1.50 - 2.30    (0.48) - 0.32
                                2006   284,789     16.19 - 16.82  4,710,142          0.93      1.40 - 2.30    11.04 - 12.04
                                2005     9,633     14.58 - 15.01    142,551          0.35      1.40 - 2.30      3.40 - 3.55
LMPVET Batterymarch Variable    2009   283,735     12.35 - 12.81  3,587,401          3.05      1.50 - 2.00    18.46 - 19.05
  Global Equity Sub-Account     2008   305,136     10.43 - 10.76  3,246,223          0.08      1.50 - 2.00 (42.48) - (42.19)
  (Commenced 11/7/2005)         2007   417,802     18.13 - 18.61  7,705,323          0.61      1.50 - 2.00      2.82 - 3.34
                                2006   290,262     17.41 - 18.08  5,189,364          1.84      1.40 - 2.30    12.59 - 13.60
                                2005    10,041     15.46 - 15.92    159,052          0.46      1.40 - 2.30      3.79 - 3.94
LMPVET ClearBridge Variable     2009   709,577       7.83 - 8.51  5,884,519          2.01      1.50 - 2.30    19.30 - 20.26
  Dividend Strategy Sub-Account 2008   798,585       6.57 - 7.07  5,522,751          2.77      1.50 - 2.30 (30.21) - (29.65)
  (Commenced 11/7/2005)         2007   834,706      9.41 - 10.05  8,243,529          2.90      1.50 - 2.30      4.02 - 4.86
                                2006   321,925       9.04 - 9.59  3,032,256          5.84      1.50 - 2.30    15.26 - 16.18
                                2005     3,967       7.85 - 8.25     31,996          1.35      1.50 - 2.30      1.96 - 2.09
LMPVET Lifestyle Allocation 50% 2009   487,451     14.30 - 15.06  7,231,568          5.06      1.50 - 1.90    29.83 - 30.35
  Sub-Account                   2008   567,873     11.02 - 11.55  6,471,351          3.50      1.50 - 1.90 (28.71) - (28.42)
  (Commenced 11/7/2005)         2007   590,437     15.45 - 16.14  9,409,255          5.14      1.50 - 1.90      1.26 - 1.67
                                2006   177,614     13.97 - 15.88  2,794,996          5.99      1.50 - 1.90      6.19 - 6.61
                                2005        --     14.37 - 14.89         --            --      1.50 - 1.90      2.97 - 3.03
LMPVET Lifestyle Allocation 70% 2009   271,548     12.24 - 12.89  3,447,350          3.60      1.50 - 1.90    30.41 - 30.93
  Sub-Account                   2008   280,357       9.39 - 9.84  2,719,047          2.51      1.50 - 1.90 (34.04) - (33.77)
  (Commenced 11/7/2005)         2007   250,067     14.23 - 14.86  3,668,950          4.65      1.50 - 1.90      1.87 - 2.28
                                2006    23,381     13.97 - 14.53    336,900          3.81      1.50 - 1.90      6.81 - 7.24
                                2005        --     13.08 - 13.55         --            --      1.50 - 1.90      3.86 - 3.93
LMPVET Lifestyle Allocation 85% 2009 3,756,486     11.81 - 13.35 47,576,561          2.64      0.95 - 1.90    29.99 - 31.22
  Sub-Account                   2008 2,668,230      9.09 - 10.18 25,875,933          2.50      0.95 - 1.90 (38.60) - (38.01)
  (Commenced 11/7/2005)         2007 1,057,927     14.80 - 16.41 16,581,727          5.12      0.95 - 1.90      1.41 - 2.38
                                2006    21,392     14.59 - 15.18    320,998          1.97      1.50 - 1.90      7.41 - 7.84
                                2005        --     13.59 - 14.08         --            --      1.50 - 1.90      3.84 - 3.90
LMPVIT Western Asset Variable   2009   231,438       8.89 - 9.23  2,121,940          1.94      1.50 - 2.10    14.97 - 15.66
  Adjustable Rate Income        2008   225,349       7.73 - 7.98  1,788,239          4.30      1.50 - 2.10 (22.82) - (22.35)
  Sub-Account                   2007   310,564     10.02 - 10.28  3,178,900          5.20      1.50 - 2.10   (0.76) - (0.16)
  (Commenced 11/7/2005)         2006   216,326     10.04 - 10.33  2,220,514         11.96      1.40 - 2.25      1.79 - 2.66
                                2005       351      9.87 - 10.06      3,504          3.00      1.40 - 2.25      0.29 - 0.42
LMPVIT Western Asset Variable   2009 2,845,850     15.53 - 18.18 48,249,580         11.34      0.95 - 2.30    52.02 - 54.08
  Global High Yield Bond        2008 2,664,258     10.21 - 11.80 29,373,023         11.01      0.95 - 2.30 (32.40) - (31.48)
  Sub-Account                   2007 2,527,054     15.11 - 16.97 40,738,484          9.95      1.10 - 2.30   (2.35) - (1.17)
  (Commenced 11/7/2005)         2006 1,039,676     15.48 - 16.73 16,994,644         15.93      1.40 - 2.30      8.13 - 9.11
                                2005     3,458     14.31 - 15.33     51,516          6.03      1.40 - 2.30      1.28 - 1.42

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                         AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- -------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3) TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO       LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                   --------------------------- ----------- ------------- ---------------- ------------------
LMPVIT Western Asset Variable 2009 6,905,823     12.01 - 14.74  93,473,241          0.24      0.95 - 2.30  (2.06) - (0.72)
  Money Market Sub-Account    2008 8,430,488     12.26 - 14.84 115,203,596          2.37      0.95 - 2.30     0.26 - 1.63
  (Commenced 11/7/2005)       2007 3,326,218     12.23 - 14.61  44,647,513          4.76      0.95 - 2.30     2.51 - 3.91
                              2006 1,600,672     11.93 - 13.35  20,676,751          4.63      1.40 - 2.30     2.26 - 3.18
                              2005    15,276     11.66 - 12.94     190,202          0.15      1.40 - 2.30     0.25 - 0.40

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2009 and 2008, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009 and changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
March 23, 2010

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                 BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2009      2008
                                                                  -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $7,842 and $4,697,
     respectively)..............................................  $ 7,805   $ 4,325
  Equity securities available-for-sale, at estimated fair value
     (cost: $4 and $11, respectively)...........................        3         7
  Mortgage loans (net of valuation allowances of $3 and $4,
     respectively)..............................................      605       376
  Policy loans..................................................       50        41
  Real estate joint ventures....................................       29        29
  Other limited partnership interests...........................      282       271
  Short-term investments........................................      835     1,581
  Other invested assets.........................................       37       129
                                                                  -------   -------
     Total investments..........................................    9,646     6,759
Cash and cash equivalents.......................................      412       525
Accrued investment income.......................................       84        54
Premiums and other receivables..................................    6,972     6,604
Deferred policy acquisition costs...............................    2,554     2,082
Current income tax recoverable..................................       --       133
Other assets....................................................      680       616
Separate account assets.........................................   29,958    18,517
                                                                  -------   -------
     Total assets...............................................  $50,306   $35,290
                                                                  =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits..........................................  $ 1,444   $   890
Policyholder account balances...................................   10,377     8,706
Other policyholder funds........................................    1,817     1,666
Payables for collateral under securities loaned and other
  transactions..................................................    1,607       888
Current income tax payable......................................       17        --
Deferred income tax liability...................................      400       464
Other liabilities...............................................    1,428     1,518
Separate account liabilities....................................   29,958    18,517
                                                                  -------   -------
     Total liabilities..........................................   47,048    32,649
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)

STOCKHOLDER'S EQUITY
Preferred stock, par value $1.00 per share; 200,000 shares
  authorized, issued and outstanding............................       --        --
Common stock, par value $200.00 per share; 15,000 shares
  authorized; 11,000 shares issued and outstanding..............        2         2
Additional paid-in capital......................................    2,520     1,945
Retained earnings...............................................      771       968
Accumulated other comprehensive loss............................      (35)     (274)
                                                                  -------   -------
     Total stockholder's equity.................................    3,258     2,641
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $50,306   $35,290
                                                                  =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                             2009     2008     2007
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  393   $  144   $  154
Universal life and investment-type product policy fees....     745      634      568
Net investment income.....................................     349      253      244
Other revenues............................................     237      127      140
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities...........................................     (18)     (16)      --
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss...       5       --       --
  Other net investment gains (losses), net................    (614)     799      239
                                                            ------   ------   ------
     Total net investment gains (losses)..................    (627)     783      239
                                                            ------   ------   ------
       Total revenues.....................................   1,097    1,941    1,345
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     457      384      192
Interest credited to policyholder account balances........     409      249      247
Other expenses............................................     613      812      537
                                                            ------   ------   ------
       Total expenses.....................................   1,479    1,445      976
                                                            ------   ------   ------
Income (loss) before provision for income tax.............    (382)     496      369
Provision for income tax expense (benefit)................    (185)     149      104
                                                            ------   ------   ------
Net income (loss).........................................  $ (197)  $  347   $  265
                                                            ======   ======   ======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                                      ACCUMULATED OTHER
                                                                                      COMPREHENSIVE LOSS
                                                                                 ---------------------------
                                                                                       NET
                                                           ADDITIONAL              UNREALIZED    OTHER-THAN-
                                        PREFERRED  COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY    TOTAL
                                          STOCK     STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  EQUITY
                                        ---------  ------  ----------  --------  --------------  -----------  ------
Balance at January 1, 2007...........     $  --      $2      $  710      $ 356        $  (1)        $  --     $1,067
Capital contribution from MetLife
  Insurance Company of Connecticut...                           250                                              250
Comprehensive income (loss):
  Net income.........................                                      265                                   265
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                                    (1)                      (1)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                                    (6)                      (6)
                                                                                                              ------
     Other comprehensive loss........                                                                             (7)
                                                                                                              ------
  Comprehensive income...............                                                                            258
                                          -----      --      ------      -----        -----         -----     ------
Balance at December 31, 2007.........        --       2         960        621           (8)           --      1,575
Capital contribution from MetLife
  Insurance Company of Connecticut...                           985                                              985
Comprehensive income (loss):
  Net income.........................                                      347                                   347
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                                     1                        1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                                  (267)                    (267)
                                                                                                              ------
     Other comprehensive loss........                                                                           (266)
                                                                                                              ------
  Comprehensive income...............                                                                             81
                                          -----      --      ------      -----        -----         -----     ------
Balance at December 31, 2008.........        --       2       1,945        968         (274)           --      2,641
Capital contribution from MetLife
  Insurance Company of Connecticut...                           575                                              575
Comprehensive income (loss):
  Net loss...........................                                     (197)                                 (197)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                                     1                        1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                                   240            (2)       238
                                                                                                              ------
     Other comprehensive income......                                                                            239
                                                                                                              ------
  Comprehensive income...............                                                                             42
                                          -----      --      ------      -----        -----         -----     ------
Balance at December 31, 2009.........       $--      $2      $2,520      $ 771        $ (33)          $(2)    $3,258
                                          =====      ==      ======      =====        =====         =====     ======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                 2009      2008      2007
                                                               -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)............................................  $  (197)  $   347   $   265
Adjustments to reconcile net income (loss) to net cash (used
  in) provided by operating activities:
  Depreciation and amortization expenses.....................       15        13         9
  Amortization of premiums and accretion of discounts
     associated with investments, net........................      (25)      (10)       (1)
  (Gains) losses from sales of investments, net..............      627      (783)     (239)
  Gain from recapture of ceded reinsurance...................       --        --       (22)
  Undistributed equity earnings of real estate joint ventures
     and other limited partnership interests.................        3        23         4
  Interest credited to policyholder account balances.........      409       249       247
  Universal life and investment-type product policy fees.....     (745)     (634)     (568)
  Change in accrued investment income........................      (30)       --         1
  Change in premiums and other receivables...................   (1,694)   (2,050)     (331)
  Change in deferred policy acquisition costs, net...........     (531)     (208)     (268)
  Change in insurance-related liabilities....................      753       805       243
  Change in income tax recoverable (payable).................      (42)      161       191
  Change in other assets.....................................      275       250       288
  Change in other liabilities................................     (109)    1,140       248
  Other, net.................................................       --         1        --
                                                               -------   -------   -------
Net cash (used in) provided by operating activities..........   (1,291)     (696)       67
                                                               -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities..................................    2,948     1,899     1,463
  Equity securities..........................................        7         3         7
  Mortgage loans.............................................       31        72       105
  Real estate joint ventures.................................       --         1        --
  Other limited partnership interests........................       46        20         7
Purchases of:
  Fixed maturity securities..................................   (6,059)   (2,313)   (1,756)
  Equity securities..........................................       (2)       --        --
  Mortgage loans.............................................     (259)      (49)      (33)
  Real estate joint ventures.................................       (5)      (16)      (13)
  Other limited partnership interests........................      (75)     (118)     (178)
Net change in short-term investments.........................      837    (1,198)     (128)
Net change in other invested assets..........................      (84)      (72)      (21)
Other, net...................................................       (9)       (2)       --
                                                               -------   -------   -------
Net cash used in investing activities........................   (2,624)   (1,773)     (547)
                                                               -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits...................................................    4,851     3,683     7,737
  Withdrawals................................................   (2,343)   (1,290)   (7,481)
Net change in payables for collateral under securities loaned
  and other transactions.....................................      719       (40)       27
Long-term debt repaid -- affiliated..........................       --      (435)       --
Capital contribution from MetLife Insurance Company of
  Connecticut................................................      575       985       250
                                                               -------   -------   -------
Net cash provided by financing activities....................    3,802     2,903       533
                                                               -------   -------   -------
Change in cash and cash equivalents..........................     (113)      434        53
Cash and cash equivalents, beginning of year.................      525        91        38
                                                               -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................  $   412   $   525   $    91
                                                               =======   =======   =======
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest...................................................  $    --   $    20   $    31
                                                               =======   =======   =======
  Income tax.................................................  $  (142)  $   (12)  $   (87)
                                                               =======   =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life and universal and variable life insurance policies and variable and fixed annuity contracts.

  BASIS OF PRESENTATION

     Certain amounts in the prior years financial statements have been reclassified to conform with the 2009 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach; and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value on a nonrecurring basis.

  Investments

     The Company's principal investments are fixed maturity securities, mortgage loans and short-term investments. The accounting policies related to each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include hybrid securities and other limited partnership interests. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain of those joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are described in the derivatives accounting policy which follows.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures and limited partnerships, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability- weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $66 million and $49 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $25 million and $15 million at December 31, 2009 and 2008, respectively. Related amortization expense was $10 million, $9 million and $6 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Value of Distribution Agreements

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past acquisitions contributed to the Company by MetLife is amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA to determine the recoverability of these balances.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 5% to 7%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 2% to 12%, less expenses, mortality charges and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MICC in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Foreign Currency

     In prior periods, the Company participated in reinsurance transactions with a foreign company. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. Translation adjustments and gains and losses from foreign currency transactions were less than $1 million for the years ended December 31, 2008 and 2007.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company had no net cumulative effect adjustment of adopting the OTTI guidance to retained earnings to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $5 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $63 million ($41 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its financial statements. This adoption did not have any other material impact on the Company's financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its financial statements.

     The following new pronouncements had no material impact on the Company's financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

     - Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     - Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds).

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                      ----------------------------------------------------------
                                                       GROSS UNREALIZED
                                       COST OR    --------------------------   ESTIMATED
                                      AMORTIZED          TEMPORARY     OTTI       FAIR      % OF
                                         COST     GAIN      LOSS       LOSS      VALUE     TOTAL
                                      ---------   ----   ---------   -------   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........    $2,893    $112      $ 60     $    --     $2,945     37.8%
RMBS................................     1,379      34        44           3      1,366     17.5
Foreign corporate securities........       943      42        18          --        967     12.4
U.S. Treasury and agency
  securities........................       919       5        65          --        859     11.0
CMBS................................       738       5        31          --        712      9.1
ABS.................................       525      11        26           1        509      6.5
State and political subdivision
  securities........................       358       5        12          --        351      4.5
Foreign government securities.......        87       9        --          --         96      1.2
                                        ------    ----      ----     -------     ------    -----
  Total fixed maturity securities
     (1), (2).......................    $7,842    $223      $256         $ 4     $7,805    100.0%
                                        ======    ====      ====     =======     ======    =====
EQUITY SECURITIES:
Common stock........................    $    2    $ --      $ --         $--     $    2     66.7%
Non-redeemable preferred stock (1)..         2      --         1          --          1     33.3
                                        ------    ----      ----     -------     ------    -----
  Total equity securities (3).......    $    4    $ --      $  1         $--     $    3    100.0%
                                        ======    ====      ====     =======     ======    =====




                                                             DECEMBER 31, 2008
                                              -----------------------------------------------
                                                                GROSS
                                               COST OR        UNREALIZED    ESTIMATED
                                              AMORTIZED     -------------      FAIR      % OF
                                                 COST       GAIN     LOSS     VALUE     TOTAL
                                              ---------     ----     ----   ---------   -----
                                                               (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................    $1,708      $ 25     $202     $1,531     35.4%
RMBS........................................       979        19       92        906     20.9
Foreign corporate securities................       468         6       54        420      9.7
U.S. Treasury and agency securities.........       458       131       --        589     13.6
CMBS........................................       521        --      116        405      9.4
ABS.........................................       404        --       85        319      7.4
State and political subdivision securities..        91        --       18         73      1.7
Foreign government securities...............        68        16        2         82      1.9
                                                ------      ----     ----     ------    -----
  Total fixed maturity securities (1), (2)..    $4,697      $197     $569     $4,325    100.0%
                                                ======      ====     ====     ======    =====
EQUITY SECURITIES:
Common stock................................    $   --      $ --     $ --     $   --       --%
Non-redeemable preferred stock (1)..........        11        --        4          7    100.0
                                                ------      ----     ----     ------    -----
  Total equity securities (3)...............    $   11      $ --     $  4     $    7    100.0%
                                                ======      ====     ====     ======    =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                                                                            ---------   ---------
                              CLASSIFICATION                                ESTIMATED   ESTIMATED
-------------------------------------------------------------------------      FAIR        FAIR
BALANCE SHEETS                SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                $     1     $     7
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                    $--         $--
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                    $32         $25
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                    $--         $--


--------

   (2) The Company held $43 million and $35 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities represented less than $1 million at estimated fair value at both December 31, 2009 and 2008.

     The Company held foreign currency derivatives with notional amounts of $55 million and $40 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Below investment grade or non-rated fixed maturity securities (1):
  Estimated fair value............................................  $413   $167
  Net unrealized loss.............................................  $ 32   $ 45
Non-income producing fixed maturity securities (1):
  Estimated fair value............................................  $  4   $ --
  Net unrealized loss.............................................  $  1   $ --
Fixed maturity securities credit enhanced by financial guarantor insurers -- by sector -- at estimated fair value:
  U.S. corporate securities.......................................  $ 35   $ 42
  State and political subdivision securities......................    33     32
  ABS.............................................................     4     13
                                                                    ----   ----
     Total fixed maturity securities credit enhanced by financial
       guarantor insurers.........................................  $ 72   $ 87
                                                                    ====   ====
Ratings of the financial guarantor insurers providing the credit enhancement:
  Portion rated Aa/AA.............................................    18%    10%
                                                                    ====   ====
  Portion rated Baa/BBB...........................................    43%    76%
                                                                    ====   ====



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $859 million and $589 million at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Foreign (1)......................................    $  967     24.7%    $  420     21.5%
  Consumer.........................................       787     20.1        304     15.6
  Industrial.......................................       761     19.5        268     13.7
  Utility..........................................       696     17.8        388     19.9
  Finance..........................................       345      8.8        301     15.4
  Communications...................................       290      7.4        154      7.9
  Other............................................        66      1.7        116      6.0
                                                       ------    -----     ------    -----
     Total.........................................    $3,912    100.0%    $1,951    100.0%
                                                       ======    =====     ======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........     $ 55         0.6%         $ 36         0.5%
  Holdings in ten issuers with the largest
     exposures...............................     $415         4.3%         $301         4.5%

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............    $  657     48.1%     $709      78.3%
  Pass-through securities..........................       709     51.9       197      21.7
                                                       ------    -----      ----     -----
     Total RMBS....................................    $1,366    100.0%     $906     100.0%
                                                       ======    =====      ====     =====
By risk profile:
  Agency...........................................    $1,172     85.8%     $657      72.5%
  Prime............................................       113      8.3       160      17.7
  Alternative residential mortgage loans...........        81      5.9        89       9.8
                                                       ------    -----      ----     -----
     Total RMBS....................................    $1,366    100.0%     $906     100.0%
                                                       ======    =====      ====     =====
Portion rated Aaa/AAA (1)..........................    $1,191     87.2%     $828      91.4%
                                                       ======    =====      ====     =====
Portion rated NAIC 1 (2)...........................    $1,277     93.5%     $867      95.7%
                                                       ======    =====      ====     =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 87.2% at December 31, 2009 as compared to 91.4% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 93.5% at December 31, 2009 as compared to 95.7% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                  ESTIMATED             ESTIMATED
                                                     FAIR       % OF       FAIR       % OF
                                                    VALUE      TOTAL      VALUE      TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior....................................     $ 4         4.9%      $17        19.1%
2005............................................      36        44.5        29        32.6
2006............................................      15        18.5        31        34.8
2007............................................      26        32.1        12        13.5
2008............................................      --          --        --          --
2009............................................      --          --        --          --
                                                     ---       -----       ---       -----
Total...........................................     $81       100.0%      $89       100.0%
                                                     ===       =====       ===       =====




                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                                % OF                  % OF
                                                    AMOUNT     TOTAL      AMOUNT     TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
Net unrealized loss.............................     $18                   $38
Rated Aa/AA or better (1).......................                 4.5%                 81.4%
Rated NAIC 1 (2)................................                 9.3%                 86.8%

Fixed rate......................................               100.0%                100.0%
Hybrid ARM......................................                  --                    --
                                                               -----                 -----
Total Alt-A RMBS................................               100.0%                100.0%
                                                               =====                 =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $712 million and $405 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of less than $1 million at both December 31, 2009 and 2008.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's holdings of CMBS by vintage year at:

                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                  ESTIMATED             ESTIMATED
                                                     FAIR       % OF       FAIR       % OF
                                                    VALUE      TOTAL      VALUE      TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior....................................     $370       52.0%      $119       29.4%
2004............................................       95       13.4         86       21.2
2005............................................      200       28.0        163       40.3
2006............................................       47        6.6         37        9.1
2007............................................       --         --         --         --
2008............................................       --         --         --         --
2009............................................       --         --         --         --
                                                     ----      -----       ----      -----
Total...........................................     $712      100.0%      $405      100.0%
                                                     ====      =====       ====      =====




                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                                % OF                  % OF
                                                    AMOUNT     TOTAL      AMOUNT     TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
Net unrealized loss.............................     $26                   $116
Rated Aaa/AAA...................................                 91%                   97%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $509 million and $319 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By collateral type:
  Credit card loans................................     $251      49.3%     $164      51.4%
  Automobile loans.................................       60      11.8        40      12.5
  Student loans....................................       52      10.2        36      11.3
  RMBS backed by sub-prime mortgage loans..........       21       4.1        23       7.2
  Other loans......................................      125      24.6        56      17.6
                                                        ----     -----      ----     -----
     Total.........................................     $509     100.0%     $319     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA (1)..........................     $458      90.0%     $281      88.1%
                                                        ====     =====      ====     =====
Portion rated NAIC 1 (2)...........................     $499      98.0%     $310      97.2%
                                                        ====     =====      ====     =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers............................                9.8%                6.2%
  Of the 9.8% and 6.2% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated
       Baa/BBB.....................................                 --%              100.0%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity at December 31, 2009 and 2008.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2009                    2008
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................    $  149      $  151      $  201      $  195
Due after one year through five years..........       740         775         462         431
Due after five years through ten years.........     1,965       2,006         724         664
Due after ten years............................     2,346       2,286       1,406       1,405
                                                   ------      ------      ------      ------
  Subtotal.....................................     5,200       5,218       2,793       2,695
RMBS, CMBS and ABS.............................     2,642       2,587       1,904       1,630
                                                   ------      ------      ------      ------
  Total fixed maturity securities..............    $7,842      $7,805      $4,697      $4,325
                                                   ======      ======      ======      ======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE- FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                                 YEARS ENDED DECEMBER
                                                                         31,
                                                                ---------------------
                                                                2009      2008   2007
                                                                ----     -----   ----
                                                                    (IN MILLIONS)
Fixed maturity securities that were temporarily impaired...     $(33)    $(372)  $  6
Fixed maturity securities with noncredit OTTI losses in
  other comprehensive loss.................................       (4)       --     --
                                                                ----     -----   ----
  Total fixed maturity securities..........................      (37)     (372)     6
                                                                ----     -----   ----
Equity securities..........................................       (1)       (4)    (1)
Derivatives................................................       --         1     (3)
Short-term investments.....................................       (9)     (100)    --
                                                                ----     -----   ----
  Subtotal.................................................      (47)     (475)     2
                                                                ----     -----   ----
Amounts allocated from:
DAC........................................................       (6)       53    (15)
Deferred income tax benefit (expense) on which noncredit
  OTTI losses have been recognized.........................        2        --     --
Deferred income tax benefit (expense)......................       16       148      5
                                                                ----     -----   ----
  Subtotal.................................................       12       201    (10)
                                                                ----     -----   ----
Net unrealized investment gains (losses)...................     $(35)    $(274)  $ (8)
                                                                ====     =====   ====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above, of $4 million, includes $5 million of noncredit losses recognized in the year ended December 31, 2009 and $1 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2009    2008   2007
                                                              -----   -----   ----
                                                                  (IN MILLIONS)
Balance, beginning of period................................  $(274)  $  (8)  $ (1)
Fixed maturity securities on which noncredit OTTI losses
  have been recognized......................................     (4)     --     --
Unrealized investment gains (losses) during the year........    432    (477)   (17)
Unrealized investment gains (losses) relating to:
  DAC.......................................................    (59)     68      6
  Deferred income tax benefit (expense) on which noncredit
     OTTI losses have been recognized.......................      2      --     --
  Deferred income tax benefit (expense).....................   (132)    143      4
                                                              -----   -----   ----
Balance, end of period......................................  $ (35)  $(274)  $ (8)
                                                              =====   =====   ====
Change in net unrealized investment gains (losses)..........  $ 239   $(266)  $ (7)
                                                              =====   =====   ====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $  563        $11         $375        $ 49        $  938       $ 60
RMBS...............................        389          7          189          40           578         47
Foreign corporate securities.......        185          7           68          11           253         18
U.S. Treasury and agency
  securities.......................        717         65           --          --           717         65
CMBS...............................        156          1          231          30           387         31
ABS................................         31          1          117          26           148         27
State and political subdivision
  securities.......................        181          6           18           6           199         12
Foreign government securities......          4         --           --          --             4         --
                                        ------        ---         ----        ----        ------       ----
  Total fixed maturity securities..     $2,226        $98         $998        $162        $3,224       $260
                                        ======        ===         ====        ====        ======       ====
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $    1        $ 1         $ --        $ --        $    1       $  1
                                        ------        ---         ----        ----        ------       ----
  Total equity securities..........     $    1        $ 1         $ --        $ --        $    1       $  1
                                        ======        ===         ====        ====        ======       ====
Total number of securities in an
  unrealized loss position.........        212                     246
                                        ======                    ====




                                                                  DECEMBER 31, 2008
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $  637       $ 70         $544        $132        $1,181       $202
RMBS...............................        235         68           60          24           295         92
Foreign corporate securities.......        211         31           62          23           273         54
U.S. Treasury and agency
  securities.......................         --         --           --          --            --         --
CMBS...............................        307         56           98          60           405        116
ABS................................        250         45           64          40           314         85
State and political subdivision
  securities.......................         55         16            2           2            57         18
Foreign government securities......         32          2           --          --            32          2
                                        ------       ----         ----        ----        ------       ----
  Total fixed maturity securities..     $1,727       $288         $830        $281        $2,557       $569
                                        ======       ====         ====        ====        ======       ====
EQUITY SECURITIES..................     $    4       $  3         $  2        $  1        $    6       $  4
                                        ======       ====         ====        ====        ======       ====
Total number of securities in an
  unrealized loss position.........        393                     263
                                        ======                    ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2009
                                    ---------------------------------------------------------------------
                                      COST OR AMORTIZED         GROSS UNREALIZED
                                             COST                     LOSS           NUMBER OF SECURITIES
                                    ---------------------     --------------------   --------------------
                                    LESS THAN      20% OR     LESS THAN     20% OR   LESS THAN     20% OR
                                       20%          MORE         20%         MORE       20%         MORE
                                    ---------      ------     ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............    $1,830        $ 94         $ 51        $ 20       196          10
Six months or greater but less
  than nine months................       327          18           25           4         9           2
Nine months or greater but less
  than twelve months..............       101          30            8           9         6           9
Twelve months or greater..........       822         262           57          86       177          51
                                      ------        ----         ----        ----
  Total...........................    $3,080        $404         $141        $119
                                      ======        ====         ====        ====
Percentage of cost or amortized
  cost............................                                  5%         29%
                                                                 ====        ====
EQUITY SECURITIES:
Less than six months..............    $   --        $ --         $ --        $ --        --          --
Six months or greater but less
  than nine months................        --          --           --          --        --          --
Nine months or greater but less
  than twelve months..............        --           2           --           1        --           1
Twelve months or greater..........        --          --           --          --        --          --
                                      ------        ----         ----        ----
  Total...........................    $   --        $  2         $ --        $  1
                                      ======        ====         ====        ====
Percentage of cost................                                 --%         50%
                                                                 ====        ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                    ---------------------------------------------------------------------
                                      COST OR AMORTIZED         GROSS UNREALIZED
                                             COST                     LOSS           NUMBER OF SECURITIES
                                    ---------------------     --------------------   --------------------
                                    LESS THAN      20% OR     LESS THAN     20% OR   LESS THAN     20% OR
                                       20%          MORE         20%         MORE       20%         MORE
                                    ---------      ------     ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............    $  782        $821         $ 63        $284       172            4
Six months or greater but less
  than nine months................       338          35           29          23        81           12
Nine months or greater but less
  than twelve months..............       469          79           64          42        56           16
Twelve months or greater..........       597           5           60           4       130           --
                                      ------        ----         ----        ----
  Total...........................    $2,186        $940         $216        $353
                                      ======        ====         ====        ====
Percentage of cost or amortized
  cost............................                                 10%         38%
                                                                 ====        ====
EQUITY SECURITIES:
Less than six months..............    $   --        $ 10         $ --        $  4        --          193
Six months or greater but less
  than nine months................        --          --           --          --        --           --
Nine months or greater but less
  than twelve months..............        --          --           --          --        --           --
Twelve months or greater..........        --          --           --          --        --           --
                                      ------        ----         ----        ----
  Total...........................    $   --        $ 10         $ --        $  4
                                      ======        ====         ====        ====
Percentage of cost................                                 --%         40%
                                                                 ====        ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $261 million and $573 million at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
SECTOR:
  U.S. Treasury and agency securities..............................    25%    --%
  U.S. corporate securities........................................    23     35
  RMBS.............................................................    18     16
  CMBS.............................................................    12     20
  ABS..............................................................    10     15
  Foreign corporate securities.....................................     7      9
  State and political subdivision securities.......................     4      3
  Other............................................................     1      2
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Mortgage-backed..................................................    30%    36%
  U.S. Treasury and agency securities..............................    25     --
  Finance..........................................................    16     19
  Asset-backed.....................................................    10     15
  State and political subdivision securities.......................     4      3
  Consumer.........................................................     3      7
  Utility..........................................................     2     10
  Industrial.......................................................     1      4
  Communications...................................................     1      2
  Other............................................................     8      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................        2           --            1           --
Total gross unrealized loss.....................      $27         $ --          $12         $ --
Percentage of total gross unrealized loss.......       10%          --%           2%          --%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, increased $15 million during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the increase in gross unrealized losses for the year ended December 31, 2009 being primarily attributable to a rise in interest rates after the purchase of certain U.S. Treasury securities, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling, and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       --------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   -----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                        (IN MILLIONS)
Less than six months....     $ --         $ --           --%        $ --             --%           $ --           --%         --%
Six months or greater
  but less than twelve
  months................        1            1          100%           1            100%              1          100%        100%
Twelve months or
  greater...............       --           --           --%          --             --%             --           --%         --%
                             ----         ----                      ----                           ----
All equity securities
  with a gross
  unrealized loss of 20%
  or more...............      $ 1          $ 1          100%         $ 1            100%            $ 1          100%        100%
                             ====         ====                      ====                           ====



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

     The components of net investment gains (losses) are as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized................................  $ (18)  $(16)  $ --
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive loss....................      5     --     --
                                                              -----   ----   ----
  Net OTTI losses on fixed maturity securities recognized in
     earnings...............................................    (13)   (16)    --
  Fixed maturity securities -- net gains (losses) on sales
     and disposals..........................................      9    (14)   (13)
                                                              -----   ----   ----
     Total losses on fixed maturity securities..............     (4)   (30)   (13)
                                                              -----   ----   ----
Other net investment gains (losses):
  Equity securities.........................................     (2)    --     --
  Mortgage loans............................................      1     (5)    (1)
  Real estate joint ventures................................     (2)    --     --
  Other limited partnership interests.......................    (17)    --     --
  Freestanding derivatives..................................    (75)    79      4
  Embedded derivatives......................................   (528)   740    249
  Other.....................................................     --     (1)    --
                                                              -----   ----   ----
     Total net investment gains (losses)....................  $(627)  $783   $239
                                                              =====   ====   ====



     See Note 7 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                        FIXED MATURITY
                                          SECURITIES             EQUITY SECURITIES                TOTAL
                                    ----------------------    ----------------------    ------------------------
                                                              YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                     2009     2008    2007    2009     2008     2007     2009      2008     2007
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
                                                                    (IN MILLIONS)
Proceeds..........................  $2,476   $1,202   $958     $ 7     $ --     $ --    $2,483    $1,202    $958
                                    ======   ======   ====    ====     ====     ====    ======    ======    ====
Gross investment gains............  $   25   $   15   $ 24    $ --      $--      $--    $   25    $   15    $ 24
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
Gross investment losses...........     (16)     (29)   (37)     (2)      --       --       (18)      (29)    (37)
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
Total OTTI losses recognized in
  earnings:
  Credit-related..................     (12)     (15)    --      --       --       --       (12)      (15)     --
  Other (1).......................      (1)      (1)    --      --       --       --        (1)       (1)     --
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
  Total OTTI losses recognized in
     earnings.....................     (13)     (16)    --      --       --       --       (13)      (16)     --
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
Net investment gains (losses).....  $   (4)  $  (30)  $(13)    $(2)     $--      $--    $   (6)   $  (30)   $(13)
                                    ======   ======   ====    ====     ====     ====    ======    ======    ====



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
U.S. and foreign corporate securities:
  Finance..................................................   $10       $13      $ --
  Consumer.................................................     1        --        --
  Communications...........................................     1         1        --
  Other....................................................    --         2        --
                                                              ---       ---      ----
     Total U.S. and foreign corporate securities...........    12        16        --
RMBS.......................................................     1        --        --
                                                              ---       ---      ----
     Total.................................................   $13       $16       $--
                                                              ===       ===      ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $  --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................                 --
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................                  1
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                 --
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................                 --
                                                                        -----
Balance, end of period....................................                $ 1
                                                                        =====



  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                              2009     2008   2007
                                                              ----     ----   ----
                                                                  (IN MILLIONS)
Fixed maturity securities...................................  $332     $268   $251
Equity securities...........................................    --        1      1
Mortgage loans..............................................    25       23     29
Policy loans................................................     3        2      3
Real estate joint ventures..................................    (3)      --     --
Other limited partnership interests.........................    --      (23)    (3)
Cash, cash equivalents and short-term investments...........     3        9     14
                                                              ----     ----   ----
  Total investment income...................................   360      280    295
Less: Investment expenses...................................    11       27     51
                                                              ----     ----   ----
  Net investment income.....................................  $349     $253   $244
                                                              ====     ====   ====



     Affiliated investment expenses, included in the table above, were $4 million, $2 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                    2009    2008
                                                                   ------   ----
                                                                   (IN MILLIONS)
Securities on loan:
  Cost or amortized cost.........................................  $1,580   $636
  Estimated fair value...........................................  $1,533   $750
Aging of cash collateral liability:
  Open (1).......................................................  $   29   $199
  Less than thirty days..........................................   1,044    437
  Thirty days or greater but less than sixty days................     293    136
  Sixty days or greater but less than ninety days................      --     --
  Ninety days or greater.........................................     214     --
                                                                   ------   ----
     Total cash collateral liability.............................  $1,580   $772
                                                                   ======   ====
Security collateral on deposit from counterparties...............  $   --   $ 15
                                                                   ======   ====
Reinvestment portfolio -- estimated fair value...................  $1,538   $687
                                                                   ======   ====



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has been reduced to $28 million from $190 million at December 31, 2008. Of the $28 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $10 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities.

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1)..........................................   $ 6    $7
Invested assets pledged as collateral:
  Derivative transactions (2)......................................     5     2
                                                                      ---    --
     Total invested assets on deposit and pledged as collateral....   $11    $9
                                                                      ===    ==



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Mortgage loans held-for-investment:
  Commercial mortgage loans.........................    $465      76.5%    $240      63.0%
  Agricultural mortgage loans.......................     143      23.5      140      37.0
                                                        ----     -----     ----     -----
     Total mortgage loans held-for-investment.......     608     100.0%     380     100.0%
                                                                 =====              =====
  Less: Valuation allowances........................       3                  4
                                                        ----               ----
     Total mortgage loans, net......................    $605               $376
                                                        ====               ====



     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

     Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, New York and Rhode Island were 27%, 23% and 6% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding valuation allowances on mortgage loans held-for-investment is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2009      2008      2007
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Balance, January 1,.......................................      $ 4       $ 2       $ 1
Additions.................................................        2         5         2
Deductions................................................       (3)       (3)       (1)
                                                                ---       ---       ---
Balance, December 31,.....................................      $ 3       $ 4       $ 2
                                                                ===       ===       ===



     The Company had no impaired mortgage loans held-for-investment, no restructured loans, no loans 90 days or more past due and no loans in foreclosure at both December 31, 2009 and 2008.

     Information about impaired mortgage loans held-for-investment is as follows:

                                                                  AS OF AND FOR THE
                                                               YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2009       2008      2007
                                                              ----      -----      ----
                                                                    (IN MILLIONS)
Impaired loans -- average investment during the period...     $ --       $  9       $4
Impaired loans -- interest income recognized.............     $ --      $  --       $1


  REAL ESTATE JOINT VENTURES

     Real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................     $22      75.9%     $21      72.4%
Real estate investment funds........................       5      17.2        6      20.7
Retail..............................................       2       6.9        2       6.9
                                                         ---     -----      ---     -----
  Total real estate joint ventures..................     $29     100.0%     $29     100.0%
                                                         ===     =====      ===     =====



     The Company's real estate joint ventures are located in the United States. At December 31, 2009, 79% and 4% of the Company's real estate joint ventures were located in California and Florida, respectively.

     Impairments of real estate joint ventures were $2 million for the year ended December 31, 2009. There were no impairments of real estate joint ventures for the years ended December 31, 2008 and 2007.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $282 million and $271 million at December 31, 2009 and 2008, respectively. Included within other limited partnership interests were $54 million and $71 million at December 31, 2009 and 2008, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, was $17 million for the year ended December 31, 2009. There were no impairments of other limited partnership interests for the years ended December 31, 2008 and 2007.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..     $35      94.6%    $125      96.9%
Tax credit partnerships.............................       2       5.4        4       3.1
                                                         ---     -----     ----     -----
  Total.............................................     $37     100.0%    $129     100.0%
                                                         ===     =====     ====     =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method or under the effective yield method.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Other limited partnership interests............    $182         $278        $168         $288
Fixed maturity securities available-for-sale:
  Foreign corporate securities.................      40           40          22           22
  U.S. corporate securities....................      24           24          --           --
                                                   ----         ----        ----         ----
     Total.....................................    $246         $342        $190         $310
                                                   ====         ====        ====         ====



--------

   (1) The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

     As described in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $272 million and $1,562 million, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


These amounts are included in short-term investments. Net investment income from these investments was $2 million, $8 million and $12 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Transfers of invested assets are done at estimated fair value with net investment gains (losses) recognized by the affiliate initiating the transfer. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates...............................................  $  9     $ --     $265
Amortized cost of invested assets transferred to
  affiliates...............................................  $ 13      $--     $265
Net investment losses recognized on transfers to
  affiliates...............................................  $ (4)     $--     $ --
Estimated fair value of invested assets transferred from
  affiliates...............................................  $155      $--     $255


     During the year ended December 31, 2009, the Company loaned $120 million to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company, which is included in mortgage loans. A loan of $80 million bears interest at 7.26% and is due in quarterly principal and interest payments of $2 million through January 2020, and a loan of $40 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a value in excess of the loans.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS AND NON DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                                DECEMBER 31,
                                                        ------------------------------------------------------------
                                                                     2009                           2008
                                                        -----------------------------  -----------------------------
                                                                       ESTIMATED                      ESTIMATED
                                                                          FAIR                           FAIR
                                                                       VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                      NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                 INSTRUMENT TYPE            AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  ----------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                                (IN MILLIONS)
Interest rate       Interest rate swaps...............   $   40     $ 1       $ --      $   --    $ --       $ --
                    Interest rate floors..............    2,000      27         --       2,000     114         --
                    Interest rate caps................    1,000       2         --          --      --         --
                    Interest rate futures.............      309       1         --         100       2         --
Foreign currency    Foreign currency swaps............       55       1          3          40       9          2
Credit              Credit default swaps..............      163       3          3          62      --          1
Equity market       Equity options....................        6      --         --          --      --         --
                                                         ------     ---       ----      ------    ----       ----
                      Total...........................   $3,573     $35        $ 6      $2,202    $125        $ 3
                                                         ======     ===       ====      ======    ====       ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                    --------------------------------------------------------------------
                                                  AFTER ONE YEAR   AFTER FIVE YEARS
                                    ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                        LESS           YEARS             YEARS          YEARS      TOTAL
                                    -----------   --------------   ----------------   ---------   ------
                                                            (IN MILLIONS)
Interest rate swaps...............      $ --          $   16            $   24           $ --     $   40
Interest rate floors..............        --              --             2,000             --      2,000
Interest rate caps................        --           1,000                --             --      1,000
Interest rate futures.............       309              --                --             --        309
Foreign currency swaps............        --              18                13             24         55
Credit default swaps..............        --             158                 5             --        163
Equity options....................         6              --                --             --          6
                                        ----          ------            ------           ----     ------
  Total...........................      $315          $1,192            $2,042            $24     $3,573
                                        ====          ======            ======           ====     ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     Equity index options are used by the Company to hedge certain invested assets against adverse changes in equity indices. In an equity index option transaction, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2009                              2008
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                               FAIR                              FAIR
                                                               VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Cash Flow Hedges:
  Foreign currency swaps..................     $14      $ --         $1          $4        $1         $ --
                                               ---      ----         --          --        --         ----
Total Qualifying Hedges...................     $14       $--         $1          $4        $1          $--
                                               ===      ====         ==          ==        ==         ====



     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2009                              2008
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                               FAIR                              FAIR
                                                               VALUE                             VALUE
DERIVATIVES NOT DESIGNATED OR NOT           NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS            AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                     (IN MILLIONS)
Interest rate swaps.......................   $   40      $ 1        $ --       $   --     $ --        $ --
Interest rate floors......................    2,000       27          --        2,000      114          --
Interest rate caps........................    1,000        2          --           --       --          --
Interest rate futures.....................      309        1          --          100        2          --
Foreign currency swaps....................       41        1           2           36        8           2
Credit default swaps......................      163        3           3           62       --           1
Equity options............................        6       --          --           --       --          --
                                             ------      ---        ----       ------     ----        ----
Total non-designated or non-qualifying
  derivatives.............................   $3,559      $35         $ 5       $2,198     $124         $ 3
                                             ======      ===        ====       ======     ====        ====



     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2009, 2008 and 2007.

     The Company recognized $15 million of net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2009. The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2008. The Company recognized ($1) million of net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2007.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

     The Company did not have any fair value hedges during the year ended December 31, 2009. The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


value hedges for the years ended December 31, 2008 and 2007. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008 and 2007.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (ii) interest rate forwards to lock in the price to be paid for forward purchases of investments.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2009, 2008 and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2009      2008      2007
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,..      $(2)      $(3)      $(2)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges.....        7         1        (1)
Amounts reclassified to net investment gains (losses).....       (6)       --        --
                                                                ---       ---       ---
Other comprehensive income (loss), balance at December
  31,.....................................................      $(1)      $(2)      $(3)
                                                                ===       ===       ===



     At December 31, 2009, insignificant amounts of deferred net losses on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings within the next 12 months.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                                           AMOUNT AND LOCATION
                                                                            OF GAINS (LOSSES)
                                                                            RECLASSIFIED FROM
                                               AMOUNT OF GAINS       ACCUMULATED OTHER COMPREHENSIVE
                                              (LOSSES) DEFERRED     INCOME (LOSS) INTO INCOME (LOSS)
                                             IN ACCUMULATED OTHER   --------------------------------
DERIVATIVES IN CASH FLOW                     COMPREHENSIVE INCOME            NET INVESTMENT
HEDGING RELATIONSHIPS                       (LOSS) ON DERIVATIVES            GAINS (LOSSES)
------------------------------------------  ---------------------   --------------------------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps..................           $(1)                         $ --
  Interest rate forwards..................             8                             6
                                                     ---                          ----
     Total................................           $ 7                           $ 6
                                                     ===                          ====
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps..................           $ 1                           $--
                                                     ---                          ----
     Total................................           $ 1                           $--
                                                     ===                          ====
FOR THE YEAR ENDED DECEMBER 31, 2007:
  Foreign currency swaps..................           $(1)                          $--
                                                     ---                          ----
     Total................................           $(1)                          $--
                                                     ===                          ====



  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) credit default swaps to synthetically create investments; and (v) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                           NET
                                                                       INVESTMENT
                                                                     GAINS (LOSSES)
                                                                     --------------
                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps................................................       $  1
Interest rate floors...............................................        (86)
Interest rate caps.................................................          1
Interest rate futures..............................................         (1)
Foreign currency swaps.............................................         (9)
Credit default swaps...............................................         (2)
                                                                          ----
  Total............................................................       $(96)
                                                                          ====
FOR THE YEAR ENDED DECEMBER 31, 2008...............................       $ 79
                                                                          ====
FOR THE YEAR ENDED DECEMBER 31, 2007...............................       $  5
                                                                          ====



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $115 million and $32 million at December 31, 2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $2 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                          DECEMBER 31,
                                  --------------------------------------------------------------------------------------------
                                                       2009                                           2008
                                  ---------------------------------------------  ---------------------------------------------
                                                       MAXIMUM                                        MAXIMUM
                                     ESTIMATED         AMOUNT                       ESTIMATED        AMOUNT OF
                                        FAIR          OF FUTURE      WEIGHTED          FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF      VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE    VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                            DEFAULT      CREDIT DEFAULT    YEARS TO        DEFAULT      CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS          SWAPS (2)    MATURITY (3)       SWAPS          SWAPS (2)    MATURITY (3)
--------------------------------  ---------------  --------------  ------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $ --            $  3            4.0            $ --             $ 3            5.0
Credit default swaps referencing
  indices.......................           2             112            3.7              --              29            4.0
                                        ----            ----                           ----             ---
Subtotal........................           2             115            3.7              --              32            4.1
                                        ----            ----                           ----             ---
BAA
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
BA
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
B
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
CAA AND LOWER
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Total...........................         $ 2            $115            3.7             $--             $32            4.1
                                        ====            ====                           ====             ===



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $28 million and $116 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

        ESTIMATED                 ESTIMATED
    FAIR VALUE (1) OF           FAIR VALUE OF
   DERIVATIVES IN NET            COLLATERAL
   LIABILITY POSITION             PROVIDED                   FAIR VALUE OF INCREMENTAL COLLATERAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                         PROVIDED UPON:
------------------------  ------------------------   ---------------------------------------------------
                                                                                    DOWNGRADE IN THE
                                                                                 COMPANY'S CREDIT RATING
                                                             ONE NOTCH          TO A LEVEL THAT TRIGGERS
                                                             DOWNGRADE               FULL OVERNIGHT
                                                              IN THE              COLLATERALIZATION OR
                                                             COMPANY'S                 TERMINATION
                               FIXED MATURITY                 CREDIT                OF THE DERIVATIVE
                               SECURITIES (2)                 RATING                    POSITION
                          ------------------------   ------------------------   ------------------------
                                              (IN MILLIONS)
           $5                       $ --                       $ --                        $5


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $5 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $5 million. This amount does not consider gross derivative assets of insignificant amounts for which the Company has the contractual right of offset.

     At December 31, 2008, the Company did not provide any securities collateral in connection with derivative instruments.

     The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2009 and December 31, 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $5 million and $2 million, respectively, which is included in premiums and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits..............................  $724   $2,038
  Call options in equity securities..............................    --       (4)
                                                                   ----   ------
     Net embedded derivatives within asset host contracts........  $724   $2,034
                                                                   ====   ======
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.............................  $199   $1,102
  Other..........................................................   (11)     (27)
                                                                   ----   ------
     Net embedded derivatives within liability host contracts....  $188   $1,075
                                                                   ====   ======



     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Net investment gains (losses) (1), (2)......................  $(528)  $740   $249


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($432) million and $585 million, respectively, in connection with this adjustment.

   (2) See Note 7 for discussion of affiliated net investment gains (losses) included in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                               ESTIMATED
                                                         NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                         AMOUNT      VALUE      VALUE
-------------------------------------------------------  --------   --------   ---------
                                                                  (IN MILLIONS)
ASSETS
Fixed maturity securities..............................              $ 7,805    $ 7,805
Equity securities......................................              $     3    $     3
Mortgage loans.........................................              $   605    $   572
Policy loans...........................................              $    50    $    50
Real estate joint ventures (1).........................              $     5    $     5
Other limited partnership interests (1)................              $     8    $     7
Short-term investments.................................              $   835    $   835
Other invested assets (2)..............................   $3,504     $    35    $    35
Cash and cash equivalents..............................              $   412    $   412
Accrued investment income..............................              $    84    $    84
Premiums and other receivables (1).....................              $ 4,229    $ 4,071
Separate account assets................................              $29,958    $29,958
Net embedded derivatives within asset host contracts
  (3)..................................................              $   724    $   724
LIABILITIES
Policyholder account balances (1)......................              $ 6,488    $ 6,309
Payables for collateral under securities loaned and
  other transactions...................................              $ 1,607    $ 1,607
Other liabilities: (1)
  Derivative liabilities...............................   $   69     $     6    $     6
  Other................................................              $   119    $   119
Separate account liabilities (1).......................              $ 1,070    $ 1,070
Net embedded derivatives within liability host
  contracts (3)........................................              $   188    $   188
COMMITMENTS (4)
Commitments to fund private corporate bond
  investments..........................................   $  125     $    --    $    --

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $ 4,325    $ 4,325
Equity securities.......................................              $     7    $     7
Mortgage loans..........................................              $   376    $   373
Policy loans............................................              $    41    $    42
Real estate joint ventures (1)..........................              $     6    $     5
Other limited partnership interests (1).................              $    11    $    11
Short-term investments..................................              $ 1,581    $ 1,581
Other invested assets (2)...............................   $2,146     $   125    $   125
Cash and cash equivalents...............................              $   525    $   525
Accrued investment income...............................              $    54    $    54
Premiums and other receivables (1)......................              $ 3,118    $ 2,742
Separate account assets.................................              $18,517    $18,517
Net embedded derivatives within asset host contracts
  (3)...................................................              $ 2,038    $ 2,038
LIABILITIES
Policyholder account balances (1).......................              $ 5,142    $ 4,403
Payables for collateral under securities loaned and
  other transactions....................................              $   888    $   888
Other liabilities: (1)
  Derivative liabilities................................   $   56     $     3    $     3
  Other.................................................              $    98    $    98
Separate account liabilities (1)........................              $   892    $   892
Net embedded derivatives within liability host contracts
  (3)...................................................              $ 1,075    $ 1,075
COMMITMENTS (4)
Mortgage loan commitments...............................   $    3     $    --    $    (1)
Commitments to fund private corporate bond investments..   $   12     $    --    $    --


--------

   (1) Carrying values presented herein differ from those presented in the balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009, equity securities did not include embedded derivatives. At December 31, 2008, equity securities included embedded derivatives of ($4) million.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are primarily carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the balance sheets represents investments in real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the balance sheets are principally comprised of freestanding derivatives with positive estimated fair values and investments in tax credit partnerships. Investments in tax credit partnerships, which are accounted for under the equity method or under the effective yield method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts receivable for securities sold but not yet settled, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


accounts are comprised of mutual funds. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount of $29.9 billion in Level 2 of the fair value hierarchy which were previously included in Level 1.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the balance sheets are principally comprised of freestanding derivatives with negative estimated fair values; taxes payable; obligations for employee-related benefits; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the sections labeled "Derivatives" and "Embedded Derivatives within Asset and Liability Host Contracts" which follow.

     The remaining other amounts included in the table above consist of funds withheld under reinsurance contracts recognized using the deposit method of accounting, which satisfy the definition of financial instruments subject to disclosure. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities and Equity Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                 DECEMBER 31, 2009
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............         $ --              $ 2,806          $  139      $ 2,945
  RMBS..................................           --                1,357               9        1,366
  Foreign corporate securities..........           --                  897              70          967
  U.S. Treasury and agency securities...          340                  519              --          859
  CMBS..................................           --                  711               1          712
  ABS...................................           --                  450              59          509
  State and political subdivision
     securities.........................           --                  350               1          351
  Foreign government securities.........           --                   96              --           96
                                                 ----              -------          ------      -------
     Total fixed maturity securities....          340                7,186             279        7,805
                                                 ----              -------          ------      -------
Equity securities:
  Common stock..........................            2                   --              --            2
  Non-redeemable preferred stock........           --                   --               1            1
                                                 ----              -------          ------      -------
     Total equity securities............            2                   --               1            3
                                                 ----              -------          ------      -------
Short-term investments..................          476                  359              --          835
Derivative assets (1)...................            1                   31               3           35
Net embedded derivatives within asset
  host contracts (2)....................           --                   --             724          724
Separate account assets (3).............           --               29,958              --       29,958
                                                 ----              -------          ------      -------
  Total assets..........................         $819              $37,534          $1,007      $39,360
                                                 ====              =======          ======      =======
LIABILITIES
Derivative liabilities (1)..............         $ --              $     6          $   --      $     6
Net embedded derivatives within
  liability host contracts (2)..........           --                   --             188          188
                                                 ----              -------          ------      -------
  Total liabilities.....................         $ --              $     6          $  188      $   194
                                                 ====              =======          ======      =======


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $    --             $1,466          $   65      $ 1,531
  RMBS..................................             --                904               2          906
  Foreign corporate securities..........             --                372              48          420
  U.S. Treasury and agency securities...            365                224              --          589
  CMBS..................................             --                405              --          405
  ABS...................................             --                270              49          319
  State and political subdivision
     securities.........................             --                 73              --           73
  Foreign government securities.........             --                 82              --           82
                                                -------             ------          ------      -------
     Total fixed maturity securities....            365              3,796             164        4,325
                                                -------             ------          ------      -------
Equity securities:
  Non-redeemable preferred stock........             --                 --               7            7
                                                -------             ------          ------      -------
     Total equity securities............             --                 --               7            7
                                                -------             ------          ------      -------
Short-term investments..................             19              1,562              --        1,581
Derivative assets (1)...................              1                124              --          125
Net embedded derivatives within asset
  host contracts (2)....................             --                 --           2,038        2,038
Separate account assets (3).............         18,517                 --              --       18,517
                                                -------             ------          ------      -------
  Total assets..........................        $18,902             $5,482          $2,209      $26,593
                                                =======             ======          ======      =======
LIABILITIES
Derivative liabilities (1)..............        $    --             $    3          $   --      $     3
Net embedded derivatives within
  liability host contracts (2)..........             --                 --           1,075        1,075
                                                -------             ------          ------      -------
  Total liabilities.....................        $    --             $    3          $1,075      $ 1,078
                                                =======             ======          ======      =======



--------

   (1) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the following tables.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009, equity securities did not include embedded derivatives. At December 31, 2008, equity securities included embedded derivatives of ($4) million.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities; exchange traded common stock and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded interest rate futures.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities, as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, ABS, state and political subdivision securities, and foreign government securities where market quotes are available but are not considered actively traded. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this level includes derivative instruments utilized by the Company for which the inputs used are observable, including interest rate floors, interest rate caps, foreign currency swaps, credit default swaps, interest rate swaps and equity options. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; CMBS; and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. As it relates to derivatives this category includes credit default swaps with unobservable credit correlations. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                               --------------------------------------------------------------------------------------------
                                                                               TOTAL REALIZED/UNREALIZED
                                                                              GAINS (LOSSES) INCLUDED IN:
                                                                            ------------------------------     PURCHASES,
                                                                                                 OTHER           SALES,
                                    BALANCE,        IMPACT OF    BALANCE,                    COMPREHENSIVE   ISSUANCES AND
                               DECEMBER 31, 2007  ADOPTION (2)  JANUARY 1,  EARNINGS (3, 4)  INCOME (LOSS)  SETTLEMENTS (5)
                               -----------------  ------------  ----------  ---------------  -------------  ---------------
                                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..                                      $ 65          $ (17)           $ 18            $ 10
  RMBS.......................                                         2             --              --               7
  Foreign corporate
     securities..............                                        48             (1)             11              12
  CMBS.......................                                        --             (1)              1              --
  ABS........................                                        49             --              15              (6)
  State and political
     subdivision securities..                                        --             --              --               1
                                                                   ----          -----            ----            ----
     Total fixed maturity
       securities............                                      $164          $ (19)           $ 45            $ 24
                                                                   ====          =====            ====            ====
Equity securities:
  Non-redeemable preferred
     stock...................                                      $  7          $  (2)           $  3            $ (7)
                                                                   ----          -----            ----            ----
     Total equity
       securities............                                      $  7          $  (2)           $  3            $ (7)
                                                                   ====          =====            ====            ====
Net derivatives (7)..........                                      $ --          $   1            $ --            $  2
Net embedded derivatives
  (9)........................                                      $963          $(516)           $ --            $ 89

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities....         $262            $ --         $262          $ (13)           $(54)           $(32)
Equity securities............         $  4            $ --         $  4          $  --            $ (3)           $ --
Net embedded derivatives
  (6)........................         $175             $95         $270          $ 647            $ --            $ 46
                                  FAIR VALUE MEASUREMENTS
                                     USING SIGNIFICANT
                                UNOBSERVABLE INPUTS (LEVEL
                                          3) (1)
                               ----------------------------
                                 TRANSFER IN
                                 AND/OR OUT      BALANCE,
                               OF LEVEL 3 (6)  DECEMBER 31,
                               --------------  ------------
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..        $63           $139
  RMBS.......................         --              9
  Foreign corporate
     securities..............         --             70
  CMBS.......................          1              1
  ABS........................          1             59
  State and political
     subdivision securities..         --              1
                                    ----           ----
     Total fixed maturity
       securities............        $65           $279
                                    ====           ====
Equity securities:
  Non-redeemable preferred
     stock...................       $ --           $  1
                                    ----           ----
     Total equity
       securities............       $ --           $  1
                                    ====           ====
Net derivatives (7)..........       $ --           $  3
Net embedded derivatives
  (9)........................       $ --           $536

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities....        $ 1           $164
Equity securities............        $ 6           $  7
Net embedded derivatives
  (6)........................       $ --           $963


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $31 million resulting in a net impact of $64 million. This net impact of $64 million along with a $1 million reduction in the estimated fair value of Level 2 freestanding derivatives resulted in a total net impact of adoption of $63 million.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The table below summarizes both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................     $ --             $ (17)         $ (17)
  Foreign corporate securities.....................       --                (1)            (1)
  CMBS.............................................       --                (1)            (1)
                                                        ----             -----          -----
     Total fixed maturity securities...............      $--             $ (19)         $ (19)
                                                        ====             =====          =====
Equity securities:
  Non-redeemable preferred stock...................      $--             $  (2)         $  (2)
                                                        ----             -----          -----
     Total equity securities.......................      $--             $  (2)         $  (2)
                                                        ====             =====          =====
Net derivatives....................................      $--             $   1          $   1
Net embedded derivatives...........................      $--             $(516)         $(516)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities..........................      $--             $ (13)         $ (13)
Equity securities..................................      $--             $  --          $  --
Net embedded derivatives...........................      $--             $ 647          $ 647

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                      RELATING TO ASSETS AND LIABILITIES HELD
                                                                        AT
                                                            DECEMBER 31, 2009 AND 2008
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................     $ --             $ (17)         $ (17)
  Foreign corporate securities.....................       --                (1)            (1)
  CMBS.............................................       --                (1)            (1)
                                                        ----             -----          -----
     Total fixed maturity securities...............      $--             $ (19)         $ (19)
                                                        ====             =====          =====
Net derivatives....................................      $--             $   1          $   1
Net embedded derivatives...........................      $--             $(510)         $(510)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities..........................      $--             $ (12)         $ (12)
Equity securities..................................      $--             $  --          $  --
Net embedded derivatives...........................      $--             $ 649          $ 649


  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

                                                       FOR THE YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                                2009                                      2008
                              ---------------------------------------   ---------------------------------------
                                                ESTIMATED                                 ESTIMATED
                                 CARRYING          FAIR                    CARRYING          FAIR
                              VALUE PRIOR TO   VALUE AFTER     GAINS    VALUE PRIOR TO   VALUE AFTER     GAINS
                                IMPAIRMENT      IMPAIRMENT   (LOSSES)     IMPAIRMENT      IMPAIRMENT   (LOSSES)
                              --------------   -----------   --------   --------------   -----------   --------
                                                                (IN MILLIONS)
Other limited partnership
  interests (1).............        $21             $4         $(17)         $ --            $ --        $ --
Real estate joint ventures
  (2).......................        $ 7             $5         $ (2)          $--             $--         $--


--------

   (1) Other Limited Partnership Interests -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in international leveraged buyout funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $7 million as of December 31, 2009.

   (2) Real Estate Joint Ventures -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $7 million as of December 31, 2009.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                           DAC
                                                                      -------------
                                                                      (IN MILLIONS)
Balance at January 1, 2007..........................................      $1,533
  Capitalizations...................................................         556
                                                                          ------
     Subtotal.......................................................       2,089
                                                                          ------
  Less: Amortization related to:
     Net investment gains (losses)..................................          77
     Other expenses.................................................         212
                                                                          ------
       Total amortization...........................................         289
                                                                          ------
  Less: Unrealized investment gains (losses)........................          (6)
                                                                          ------
Balance at December 31, 2007........................................       1,806
  Capitalizations...................................................         717
                                                                          ------
     Subtotal.......................................................       2,523
                                                                          ------
  Less: Amortization related to:
     Net investment gains (losses)..................................         115
     Other expenses.................................................         394
                                                                          ------
       Total amortization...........................................         509
                                                                          ------
  Less: Unrealized investment gains (losses)........................         (68)
                                                                          ------
Balance at December 31, 2008........................................       2,082
  Capitalizations...................................................         727
                                                                          ------
     Subtotal.......................................................       2,809
                                                                          ------
  Less: Amortization related to:
     Net investment gains (losses)..................................        (136)
     Other expenses.................................................         332
                                                                          ------
       Total amortization...........................................         196
                                                                          ------
  Less: Unrealized investment gains (losses)........................          59
                                                                          ------
Balance at December 31, 2009........................................      $2,554
                                                                          ======



     Amortization of DAC is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the VODA, which is reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $160      $164      $166
Amortization..............................................    (5)       (4)       (2)
                                                            ----      ----      ----
Balance at December 31,...................................  $155      $160      $164
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $7 million in 2010, $8 million in 2011, $10 million in 2012, $11 million in 2013 and $12 million in 2014.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $378      $355      $276
Capitalization............................................   122       106       112
Amortization..............................................   (50)      (83)      (33)
                                                            ----      ----      ----
Balance at December 31,...................................  $450      $378      $355
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $30.0 billion and $18.5 billion at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $488 million, $469 million and $423 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2009                             2008
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  15,705             N/A        $   9,721             N/A
Net amount at risk (2)..................     $   1,018 (3)         N/A        $   2,813 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  16,393       $  22,157        $  10,095       $  13,217
Net amount at risk (2)..................     $   2,170 (3)   $   4,158 (4)    $   4,044 (3)   $   6,323 (4)
Average attained age of
  contractholders.......................      63 years        61 years         63 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2009           2008
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   1,655      $     795
Net amount at risk (2).....................................    $  34,768 (3)  $  18,728 (3)
Average attained age of policyholders......................     56 years       54 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                           UNIVERSAL AND
                                                                           VARIABLE LIFE
                                                                             CONTRACTS
                                                                           -------------
                                                   ANNUITY CONTRACTS
                                              --------------------------
                                              GUARANTEED     GUARANTEED
                                                 DEATH     ANNUITIZATION     SECONDARY
                                               BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                              ----------   -------------   -------------   -----
                                                                 (IN MILLIONS)
DIRECT:
  Balance at January 1, 2007................     $ 21           $ 17            $  9        $ 47
     Incurred guaranteed benefits...........        7             28              19          54
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       28             45              28         101
     Incurred guaranteed benefits...........       66            176              24         266
     Paid guaranteed benefits...............      (21)            --              --         (21)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       73            221              52         346
     Incurred guaranteed benefits...........       27             (6)            172         193
     Paid guaranteed benefits...............      (45)            --              --         (45)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 55           $215            $224        $494
                                                 ====           ====            ====        ====
CEDED:
  Balance at January 1, 2007................     $ 21           $ 17            $ --        $ 38
     Incurred guaranteed benefits...........        7             --              --           7
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       28             17              --          45
     Incurred guaranteed benefits...........       66             55              --         121
     Paid guaranteed benefits...............      (21)            --              --         (21)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       73             72              --         145
     Incurred guaranteed benefits...........       27              2             142         171
     Paid guaranteed benefits...............      (45)            --              --         (45)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 55           $ 74            $142        $271
                                                 ====           ====            ====        ====
NET:
  Balance at January 1, 2007................     $ --           $ --            $  9        $  9
     Incurred guaranteed benefits...........       --             28              19          47
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       --             28              28          56
     Incurred guaranteed benefits...........       --            121              24         145
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       --            149              52         201
     Incurred guaranteed benefits...........       --             (8)             30          22
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ --           $141            $ 82        $223
                                                 ====           ====            ====        ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $15,056   $11,222
  Balanced....................................................   11,144     4,875
  Bond........................................................    1,251       611
  Money Market................................................      679       712
  Specialty...................................................      514        99
                                                                -------   -------
     Total....................................................  $28,644   $17,519
                                                                =======   =======



7.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits for most new individual life insurance policies and for certain individual life insurance policies the Company reinsures up to 90% of the mortality risk. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company also reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $173 million of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $290 million of net unaffiliated ceded reinsurance recoverables. Of this total, $247 million, or 85%, were with the Company's five largest unaffiliated ceded reinsurers, including $130 million of which were unsecured.

     The amounts in the statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Direct premiums..........................................  $ 564   $ 259   $ 188
  Reinsurance assumed......................................     14      15      17
  Reinsurance ceded........................................   (185)   (130)    (51)
                                                             -----   -----   -----
     Net premiums..........................................  $ 393   $ 144   $ 154
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product policy
     fees..................................................  $ 834   $ 746   $ 627
  Reinsurance assumed......................................    115     196     119
  Reinsurance ceded........................................   (204)   (308)   (178)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ 745   $ 634   $ 568
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..................  $ 807   $ 677   $ 267
  Reinsurance assumed......................................      8      19      18
  Reinsurance ceded........................................   (358)   (312)    (93)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $ 457   $ 384   $ 192
                                                             =====   =====   =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                 DECEMBER 31, 2009
                                                    ------------------------------------------
                                                     TOTAL
                                                    BALANCE                      TOTAL, NET OF
                                                     SHEET    ASSUMED    CEDED    REINSURANCE
                                                    -------   -------   ------   -------------
                                                                   (IN MILLIONS)
ASSETS:
Premiums and other receivables....................  $ 6,972    $   30   $6,808      $   134
Deferred policy acquisition costs.................    2,554       230     (402)       2,726
                                                    -------    ------   ------      -------
  Total assets....................................  $ 9,526    $  260   $6,406      $ 2,860
                                                    =======    ======   ======      =======
LIABILITIES:
Future policy benefits............................  $ 1,444    $   27   $   --      $ 1,417
Policyholder account balances.....................   10,377        --       --       10,377
Other policyholder funds..........................    1,817     1,393      284          140
Other liabilities.................................    1,428         9    1,273          146
                                                    -------    ------   ------      -------
  Total liabilities...............................  $15,066    $1,429   $1,557      $12,080
                                                    =======    ======   ======      =======




                                                                 DECEMBER 31, 2008
                                                    ------------------------------------------
                                                     TOTAL
                                                    BALANCE                      TOTAL, NET OF
                                                     SHEET    ASSUMED    CEDED    REINSURANCE
                                                    -------   -------   ------   -------------
                                                                   (IN MILLIONS)
ASSETS:
Premiums and other receivables....................  $ 6,604    $   48   $6,375      $   181
Deferred policy acquisition costs.................    2,082       312     (281)       2,051
                                                    -------    ------   ------      -------
  Total assets....................................  $ 8,686    $  360   $6,094      $ 2,232
                                                    =======    ======   ======      =======
LIABILITIES:
Future policy benefits............................  $   890    $   25   $   --      $   865
Policyholder account balances.....................    8,706        --       (2)       8,708
Other policyholder funds..........................    1,666     1,368      168          130
Other liabilities.................................    1,518        10      994          514
                                                    -------    ------   ------      -------
  Total liabilities...............................  $12,780    $1,403   $1,160      $10,217
                                                    =======    ======   ======      =======



     The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), and MetLife

     Reinsurance Company of Vermont ("MRV"). The Company had a reinsurance agreement with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the statements of operations is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  14   $  15   $  17
  Reinsurance ceded (1)....................................   (164)   (114)    (40)
                                                             -----   -----   -----
     Net premiums..........................................  $(150)  $ (99)  $ (23)
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 115   $ 196   $ 119
  Reinsurance ceded (1)....................................   (151)   (266)   (152)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ (36)  $ (70)  $ (33)
                                                             =====   =====   =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --   $  --   $  --
  Reinsurance ceded........................................    198      83      85
                                                             -----   -----   -----
     Net other revenues....................................  $ 198   $  83   $  85
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $   8   $  19   $  18
  Reinsurance ceded (1)....................................   (219)   (249)    (66)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $(211)  $(230)  $ (48)
                                                             =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64   $  57   $  53
  Reinsurance ceded........................................    (32)    (22)     --
                                                             -----   -----   -----
     Net interest credited to policyholder account
       balances............................................  $  32   $  35   $  53
                                                             =====   =====   =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $ 105   $  97   $  39
  Reinsurance ceded........................................     42      15     (19)
                                                             -----   -----   -----
     Net other expenses....................................  $ 147   $ 112   $  20
                                                             =====   =====   =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA at December 31, 2008 include ceded premiums, ceded fees and ceded benefits of $3 million, $8 million and $15 million, respectively, and at December 31, 2007 include ceded premiums, ceded fees and ceded benefits of $3 million, $9 million and $8 million, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the balance sheets is as follows:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2009               2008
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums and other receivables....................   $   30   $6,505    $   34   $6,187
Deferred policy acquisition costs.................      230     (399)      312     (279)
                                                     ------   ------    ------   ------
  Total assets....................................   $  260   $6,106    $  346   $5,908
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   27   $   --    $   25   $   --
Other policyholder funds..........................    1,393      284     1,368      168
Other liabilities.................................        9    1,143         8      882
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,429   $1,427    $1,401   $1,050
                                                     ======   ======    ======   ======



     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit guarantees issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit guarantees. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss. For the years ended December 31, 2008 and 2007, net investment gains (losses) included $170 million and ($113) million, respectively, in changes in fair value of such embedded derivatives. For the years ended December 31, 2008 and 2007, $64 million and $42 million, respectively, of bifurcation fees associated with the embedded derivatives were included in net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $724 million and $2,038 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included ($1,452) million, $1,681 million, and $363 million, respectively, in changes in fair value of such embedded derivatives, as well as the associated bifurcation fees.

     Effective December 20, 2007, the Company recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by the Company. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method.

     Effective December 31, 2007, the Company entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance with funds withheld basis. The agreement was amended in 2009 to include policies issued by the Company through December 31, 2009. Certain contractual features of this agreement qualify

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


as embedded derivatives, which are separately accounted for at estimated fair value on the Company's balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $11 million and $27 million at December 31, 2009 and 2008, respectively. The changes in fair value of the embedded derivatives, included in net investment gains (losses), were ($16) million and $27 million at December 31, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from MRV by $180 million and $259 million at December 31, 2009 and 2008, respectively, and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. The amortization of the unearned revenue associated with the experience refund was $36 million and $38 million at December 31, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the statement of operations. At December 31, 2009 and 2008, the unearned revenue related to the experience refund was $337 million and $221 million, respectively, and is included in other policyholder funds in the balance sheet.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $4.0 billion of unsecured affiliated reinsurance recoverable balances.

8.  LONG-TERM DEBT -- AFFILIATED

     At both December 31, 2009 and 2008, the Company had no outstanding long-term debt.

     With prior approval of the Delaware Commissioner of Insurance ("Delaware Commissioner"), in June 2008, the Company repaid a $400 million surplus note to MetLife, and $25 million and $10 million surplus notes to MetLife Investors Group, Inc.

     The Company had no interest expense related to indebtedness for the year ended December 31, 2009. Interest expense related to the Company's indebtedness, included in other expenses, was $13 million and $31 million for the years ended December 31, 2008 and 2007, respectively.

9.  INCOME TAX

     The provision for income tax is as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2009    2008   2007
                                                              -----   -----   ----
                                                                  (IN MILLIONS)
Current:
  Federal...................................................  $   8   $(131)  $ 20
  State and local...........................................     --      --     (1)
                                                              -----   -----   ----
     Subtotal...............................................      8    (131)    19
                                                              -----   -----   ----
Deferred:
  Federal...................................................   (193)    280     85
                                                              -----   -----   ----
Provision for income tax expense (benefit)..................  $(185)  $ 149   $104
                                                              =====   =====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $(134)  $174   $129
Tax effect of:
  Tax-exempt investment income..............................    (33)   (21)   (19)
  Prior year tax............................................    (18)    (2)     1
  Assignment fee............................................     --     --     (6)
  Other, net................................................     --     (2)    (1)
                                                              -----   ----   ----
Provision for income tax expense (benefit)..................  $(185)  $149   $104
                                                              =====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables........................  $259   $ --
  Net unrealized investment losses................................    18    148
  Loss and credit carryforwards...................................   118     88
  Other...........................................................     2      2
                                                                    ----   ----
                                                                     397    238
                                                                    ----   ----
Deferred income tax liabilities:
  DAC.............................................................   777    617
  Policyholder liabilities and receivables........................    --     64
  Investments, including derivatives..............................    20     21
                                                                    ----   ----
                                                                     797    702
                                                                    ----   ----
Net deferred income tax liability.................................  $400   $464
                                                                    ====   ====



     Net operating loss carryforwards amount to $134 million at December 31, 2009 and will expire beginning in 2028. Capital loss carryforwards amount to $64 million at December 31, 2009 and will expire beginning in 2011. Tax credit carryforwards amount to $49 million at December 31, 2009 and will expire beginning in 2017.

     The Company has not established a valuation allowance against the deferred tax asset of $18 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company participates in a tax sharing agreement with MICC. Under this agreement current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


federal tax expense. Pursuant to this tax sharing agreement, the amounts due to affiliates include $14 million for 2009 and the amounts due from affiliates include $137 million and $17 million for 2008 and 2007, respectively.

     Pursuant to Internal Revenue Service ("IRS") rules, MICC and its subsidiaries, including the Company, are excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MICC. In 2011, MICC and its subsidiaries, including the Company, are expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003. The IRS exam of the next audit cycle, years 2003 to 2005, is expected to begin in early 2010.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $50 million and $21 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $17 million related to a true-up of the prior year tax return.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 2    $ 1
  Premium tax offsets currently available for paid assessments.....     1     --
                                                                      ---    ---
                                                                       $3    $ 1
                                                                      ===    ===
Other Liabilities:
  Insolvency assessments...........................................    $3    $ 1
                                                                      ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $439 million and $452 million at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were less than $1 million and $3 million at December 31, 2009 and 2008, respectively.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $125 million and $12 million at December 31, 2009 and 2008, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2009 and 2008.

11.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash contributions of $575 million, $985 million and $250 million from MICC during the years ended December 31, 2009, 2008 and 2007, respectively.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware Department of Insurance has adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net loss of the Company, a Delaware domiciled insurer, was $24 million, $482 million and $1,106 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1,406 million and $761 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Delaware State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2009, 2008 and 2007, the Company did not pay dividends to MICC. Because the Company's statutory unassigned funds surplus was negative as of December 31, 2009, the Company cannot pay any dividends in 2010 without prior regulatory approval.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2009    2008   2007
                                                              -----   -----   ----
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................  $ 433   $(494)  $(27)
Income tax effect of holding gains (losses).................   (153)    173      9
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................     11      28     12
  Amortization of premiums and accretion of discounts
     associated with investments............................    (16)    (11)    (2)
  Income tax effect.........................................      2      (6)    (3)
Allocation of holding (gains) losses on investments relating
  to other policyholder amounts.............................    (59)     68      6
Income tax effect of allocation of holding (gains) losses to
  other policyholder amounts................................     21     (24)    (2)
                                                              -----   -----   ----
Other comprehensive income (loss)...........................  $ 239   $(266)  $ (7)
                                                              =====   =====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
Compensation...............................................  $  86   $  74   $  66
Commissions................................................    624     546     432
Affiliated interest expense on debt........................     --      13      31
Affiliated interest costs on ceded reinsurance.............     47      35     (22)
Amortization of DAC........................................    196     509     289
Capitalization of DAC......................................   (727)   (717)   (556)
Insurance tax..............................................     29      24      20
Other......................................................    358     328     277
                                                             -----   -----   -----
  Total other expenses.....................................  $ 613   $ 812   $ 537
                                                             =====   =====   =====



  Amortization and Capitalization of DAC

     See Note 5 for a rollforward of DAC including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 7, 8 and 13 for discussion of affiliated expenses included in the table above.

13.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $188 million, $133 million and $149 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $91 million, $83 million and $76 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $151 million, $152 million and $121 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


the terms of the agreement. MDC charged the Company $384 million, $307 million and $379 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $39 million, $32 million and $36 million, included in other revenues, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million and less than $1 million, included in other expenses, for services performed under the global service agreement for the years ended December 31, 2009 and 2008, respectively. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Under the terms of the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $59 million, $60 million and $62 million, included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company had net receivables from affiliates of $69 million and $108 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Notes 2 and 7 for additional related party transactions.

14.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.


2.   Statements of Assets and Liabilities as of December 31, 2009.

3.   Statements of Operations for the year ended December 31, 2009.

4.   Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.


2.   Balance Sheets as of December 31, 2009 and 2008.

3.   Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

4.   Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007.

5.   Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.

6.   Notes to the Financial Statements.



b.            Exhibits
              ---

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(5)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (5)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (5)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (10)

     (iv)     Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (14)


     (v)      Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement)
              (28)


4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

     (ii)     Death Benefit Rider - Principal Protection (1)

     (iii)    Death Benefit Rider - Compounded-Plus (1)

     (iv)     Death Benefit Rider - (Annual Step-Up) (1)

     (v)      Additional Death Benefit Rider - (Earnings Preservation Benefit) (1)

     (vi)     Unisex Annuity Rates Rider (1)

     (vii)    Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company) (2)

     (viii)   Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-1 (03/03)( 4)

     (ix)     Individual Retirement Annuity Endorsement 8023.1 (9/02) (5)

     (x)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (5)

     (xi)     401(a)/403(a) Plan Endorsement 8025.1 (9/02) (5)

     (xii)    Tax Sheltered Annuity Endorsement 8026.1 (9/02) (5)

     (xiii)   Simple Individual Retirement Annuity Endorsement 8276 (9/02) (5)

     (xiv)    Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (6)

     (xv)     Guaranteed Minimum Accumulation Benefit Rider - Living Benefit (GMAB) MLIU-670-1 (11/05) (6)


     (xvi)      Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB]
                8028-4 11/05 (7)

     (xvii)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (7)

     (xviii)    Form of Contract Schedule [Qualified, IRA, Non-Qualified, SIMPLE IRA, SEP, ROTH IRA] 8028-5
                (6/06) (12)

     (xix)      Form of Fixed Account Rider 8012 (11/00) (14)

     (xx)       Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08) (17)

     (xxi)      Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08) (17)

     (xxii)     Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08) (GMIB Plus II) (17)

     (xxiii)    Form of Contract Schedule Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB (4/08)
                (GMIB Plus II) (27)

     (xxiv)     Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I) (10)

     (xxv)      Form of Contract Schedule 8028-5 (6/06) (LWG I) (10)

     (xxvi)     Lifetime Guaranteed Withdrawal Benefit (LWG) Rider MLIU-690-4 (4/08) (LWG II) (17)

     (xxvii)    Form of Contract Schedule Lifetime Guarantee Withdrawal Benefit Rider MLIU-ELGWB (4/08) (LWG
                II) (23)


     (xxviii)   Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E (28)


5.   (i)        Form of Variable Annuity Application 8402 (4/05) APPVAUSAMPVA 506 (11)

     (ii)       Form of Variable Annuity Application 8402 (10/07) APPMP April 2008 (22)

6.   (i)        Copy of Restated Articles of Incorporation of the Company (5)

     (ii)       Copy of the Bylaws of the Company( 5)

     (iii)      Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (5)

     (iv)       Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (5)

     (v)        Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (5)

     (vi)       Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (6)

     (vii)      Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (5)

     (viii)     Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (5)

7.   (i)        Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                Insurance Company (3)

     (ii)       Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                Reassurance Company, Ltd.(3)

     (iii)      Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA
                Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2006) (19)

8.   (i)        Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                Company and Security First Life Insurance Company (2)

     (ii)       Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01) (5)

(iii)   (a.)     Fund Participation Agreement Among MetLife Investors USA Insurance Company, American Funds
                 Insurance Series and Capital Research and Management Company (effective 04-29-03) and First
                 Amendment to Fund Participation Agreement dated 04-29-03 (effective 11-01-05) (9)

        (b.)     Second Amendment to the Fund Participation Agreement Among MetLife Investors USA Insurance
                 Company, American Funds Insurance Series and Capital Research and Management Company dated
                 November 1, 2005 (effective 01-01-2007) (13)

(iv)    (a.)     Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/
                 Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife Investors
                 Distribution Company (effective 11-01-05) (9)


              (b.)   Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products
                     Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife
                     Investors Distribution Company (effective 04-30-07) (20)

       (v)           Fund Participation Agreement Among MetLife Investors USA Insurance Company, MetLife Investors
                     Distribution Company, Lazard Asset Management Securities LLC and Lazard Retirement Series,
                     Inc.(effective 11-01-05) (11)

    (vi)             Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and
                     MetLife Investors USA Insurance Company (effective 11-01-05) (9)

    (vii)            Participation Agreement Among Smith Barney Investment Series, Citigroup Global Markets Inc. and
                     MetLife Investors USA Insurance Company (effective 11-01-05) (9)

    (viii)           Participation Agreement Among Smith Barney Multiple Discipline Trust, Citigroup Global Markets Inc.
                     and MetLife Investors USA Insurance Company (effective 11-01-05) (9)

     (ix)            Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Asset Management,
                     Van Kampen Funds Inc. and MetLife Investors USA Insurance Company (effective 11-01-05) (9)

      (x)            Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                     Life Insurance Company and MetLife Investors USA Insurance Company (effective July 1, 2004) (8)

      (xi)           Participation Agreement among Greenwich Street Series Fund, CitiGroup Global Markets Inc. and
                     MetLife Investors USA Insurance company (effective 11-1-05) (16)

      (xiii)         Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets
                     Inc. and MetLife Investors USA Insurance Company (effective 11-01-05) (18)

      (xiv)          Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                     Investors Distribution Company and MetLife Investors USA Insurance Company (effective 08-31-07)
                         (21)

      (xv)           First Amendment to Participation Agreement (effective 02-12-01) Among Met Investors Series Trust,
                     Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
                     Insurance Company (effective 02-01-08); and Second Amendment to the Participation Agreement
                     (effective 02-12-01) Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
                     Distribution Company, and MetLife Investors USA Insurance Company (effective 05-01-09)(24)

      (xvi)          Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
                     Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC
                     and MetLife Investors USA Insurance Company (effective 01-01-09) (25)

9.                   Opinion of Counsel (15)

10.                  Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.                  Not Applicable.

12.                  Not Applicable.


13.                  Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Bennett D. Kleinberg,
                     Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, George Foulke, Jeffrey A. Tupper, and
                     James J. Reilly (26)


       (1)           incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

       (2)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

       (3)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

       (4)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

       (5)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

       (6)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

       (7)           incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                     333-125753 and 811-03365) filed electronically on September 15, 2005.


      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 24, 2006.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on October 23, 2006.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 16, 2007.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 17, 2007.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 16, 2007.

   (17)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 15, 2008.

   (19)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

   (20)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on October 31, 2007.

   (21)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on October 31, 2007.

   (22)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 15, 2008.

   (23)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-152385 and 811-03365) filed electronically on October 28, 2008.

   (24)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.

   (25)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 22, 2009.

   (26)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 22, 2009.

   (27)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-156648 and 811-03365) filed electronically on January 9, 2009.


   (28)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address   Positions and Offices with Depositor


  Michael K. Farrell                  Chairman of the Board, President, Chief Executive Officer
  10 Park Avenue
  Morristown, NJ 07962


Name and Principal Business Address   Positions and Offices with Depositor

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962


  James J. Reilly                     Vice President-Finance (principal financial officer and
  501 Boylston Street                 principal accounting officer)
  Boston, MA 02116


  Jay S. Kaduson                      Director and Vice President
  10 Park Avenue
  Morristown, NY 07962

  Bennett D. Kleinberg                Director and Vice President
  1300 Hall Boulevard
  Bloomberg, CT 06002-2910

  Elizabeth M. Forget                 Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  George Foulke                       Director
  334 Madison Avenue
  Covenant Station, NJ 07961

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Kevin J. Paulson                    Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Richard C. Pearson                  Director, Vice President, Associate General Counsel
  5 Park Plaza                        and Secretary
  Suite 1900
  Irvine, CA 92614

  Jeffrey A. Tupper                   Director and Assistant Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Betty E. Davis                      Vice President
  1125 17th Street
  Suite 800
  Denver, CO 80202

  Thomas G. Hogan, Jr.                Vice President
  400 Atrium Drive
  Somerset, NJ 08837

  Enid M. Reichert                    Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  300 Davidson Avenue
  Somerset, NJ 08873


Name and Principal Business Address   Positions and Offices with Depositor

  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116




  Roberto Baron                       Vice President
  1095 Avenue of the Americas
  New York, NY 10036


  Paul L. LeClair                     Vice President
  501 Boylston Street
  Boston, MA 02116

  Gregory E. Illson                   Vice President
  501 Boylston Street
  Boston, MA 02116

  George Luecke                       Vice President, Annuity Finance
  1095 Avenue of the Americas
  New York, NY 10036

  Lisa S. Kuklinski                   Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Jeffrey P. Halperin                 Vice President
  1095 Avenue of the Americas
  New York, NY 10036


  Steven J. Goulart                   Treasurer
  1095 Avenue of the Americas
  New York, NY 10036


  Mark S. Reilly                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Gene L. Lunman                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Robert L. Staffier                  Vice President
  501 Boylston Street
  Boston, MA 02116


  Robert E. Sollmann, Jr.             Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9.    MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil)

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Realty Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Realty Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Realty Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Realty Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Comapny (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2010, there were 3,339 qualified contract owners and 3,119 non-qualified contract owners of Marquis Portfolios contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under
Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One


MetLife Investors Variable Life Account One


First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance


Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962


Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036


Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614


Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962


Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002


Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962


Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Peter Gruppuso                          Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807


Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614




Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036

  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------


MetLife Investors Distribution Company      $444,461,790         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant



    (b) MetLife Annuity Operations, 2700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266



    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614



    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647



    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by

Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Irvine, and State of California, on this 22nd day of April 2010.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2010.



/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, President and Chief Executive
Michael K. Farrell                 Officer

/s/ James. J. Reilly*
--------------------------------   Vice President-Finance (principal financial officer and
James J. Reilly                    principal accounting officer)

/s/ Susan A. Buffum*
--------------------------------
Susan A. Buffum                    Director

/s/ Jay S. Kaduson*
--------------------------------
Jay S. Kaduson                     Director and Vice President

/s/ Bennett D. Kleinberg*
--------------------------------
Bennett D. Kleinberg               Director and Vice President

/s/ Elizabeth M. Forget*
--------------------------------
Elizabeth M. Forget                Director and Executive Vice President

/s/ George Foulke*
--------------------------------
George Foulke                      Director

/s/ Paul A. Sylvester*
--------------------------------
Paul A. Sylvester                  Director

/s/ Richard C. Pearson*
--------------------------------   Director, Vice President, Associate General Counsel and
Richard C. Pearson                 Secretary

/s/ Jeffrey A. Tupper*
--------------------------------
Jeffrey A. Tupper                  Director and Assistant Vice President


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 22, 2010


* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File Nos. 333-125757/811-03365) filed as Exhibit 13 on April 22, 2009.

                               INDEX TO EXHIBITS


10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)